Integrity VAROOM

As filed with the Securities and Exchange Commission on April 24, 2020
Registration Nos. 333-166995 and 811-04844

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number:
Post-Effective Amendment Number: 12    [x ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 142    [ x]

(Check appropriate box or boxes)

Separate Account I of Integrity Life Insurance Company
(Exact Name of Registrant)

Integrity Life Insurance Company
(Name of Depositor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Depositor's Principal Executive Offices) (Zip Code)
(513) 629-1114
(Depositor's Telephone Number, including Area Code)

The Western and Southern Life Insurance Company
(Name of Guarantor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Guarantor's Principal Executive Offices) (Zip Code)
(513) 629-1114
(Guarantor's Telephone Number, including Area Code)

Bryan J. Kreyling
Associate Counsel
Western & Southern Financial Group, Inc.
400 Broadway, Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2020 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered: VAROOM® Flexible Premium Variable Annuity

VAROOM® Variable Annuity
May 1, 2020

Integrity Life Insurance Company
Separate Account I of Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity contract. This prospectus contains information about Separate Account I of Integrity Life Insurance Company (Separate Account I) and the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate. Any representation to the contrary is a criminal offense.

A registration statement relating to this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2020, material incorporated by reference, and other information about Separate Account I and Integrity Life Insurance Company, has been filed with the SEC (file numbers 811-04844 and 333-166995). The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by sending in the form on the last page of this prospectus, or by writing or calling our Administrative Office listed in the Glossary. The SEC maintains a website at www.sec.gov that contains the SAI and other information that is filed electronically with the SEC. The table of contents for the SAI is at the end of Part 9 of this prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the annual and semi-annual shareholder reports for the Funds available under your variable annuity contract will no longer be sent by mail unless you specifically request paper copies of the reports from Integrity Life Insurance Company or your financial intermediary. Instead, the reports will be made available on our website at www.westernsouthern.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper and free of charge. You can contact us at 1-800-325-8583 or contact your financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds available under your variable annuity contract.

The contract must be issued as a traditional IRA, Roth IRA, or SEP IRA (collectively referred to as IRAs). This contract does not provide the tax advantages typically provided by an annuity contract. The tax advantages of this contract exist solely through its qualification as an IRA.

Except for the Fidelity VIP Government Money Market Portfolio, the Funds available for investment under this contract are also available for direct purchase by the general public.

Two of the reasons Exchange-Traded Funds (ETFs) are attractive to direct purchasers are tax efficiency and cost-effectiveness.  Tax efficiency associated with ETFs will not be realized by purchasing this contract because this contract is an IRA.  The ETFs in which the subaccounts invest are cost-effective, but that cost-effectiveness will be reduced by the expenses of this contract. These expenses include the administration expenses that are used, in part, to reimburse us for the cost and commissions associated with investing in the underlying ETFs.

If you purchase shares of these Funds directly from a broker-dealer, you will not pay separate account expenses, but may pay commissions. You will also not have access to an annuity benefit, a guaranteed Death Benefit and an optional guaranteed living benefit. Because of these additional separate account expenses, which affect your contract values and the returns on your investment, you should refer only to information about returns on the Subaccount Units available through this contract, and should not refer to information about returns on these Funds that may be available through other sources.

This annuity is not a deposit of a bank or other financial institution. It is not insured by the Federal Deposit Insurance Corporation, the National Credit Union Share Insurance Fund or other federal entity. It is subject to investment risks, including possible loss of the principal amount invested.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

You may invest your premiums in any of the Subaccounts listed below.

Equity Subaccounts
iShares® Core S&P 500 ETF
iShares® Core S&P Mid-Cap ETF
iShares® Core S&P Small-Cap ETF
iShares® S&P 500 Growth ETF
iShares® S&P 500 Value ETF
Vanguard® Dividend Appreciation Index Fund, ETF Shares
Vanguard® Large-Cap Index Fund, ETF Shares
Vanguard® Mega Cap Index Fund, ETF Shares

Fixed Income Subaccounts
Fidelity® VIP Government Money Market Portfolio, Initial Class
iShares® Core U.S. Aggregate Bond ETF
iShares® iBoxx $ High Yield Corporate Bond ETF
iShares® Intermediate-Term Corporate Bond ETF
iShares® TIPS Bond ETF
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares
Vanguard® Short-Term Bond Index Fund, ETF Shares
Vanguard® Total Bond Market Index Fund, ETF Shares

International and Alternative Subaccounts
iShares® International Treasury Bond ETF
Vanguard® Developed Markets Index Fund, ETF Shares
Vanguard® Emerging Markets Stock Index Fund, ETF Shares
Vanguard® Real Estate Index Fund, ETF Shares

iShares® and Blackrock® are registered marks of BlackRock, Inc. and its affiliates (BlackRock). All other trademarks, service marks or registered trademarks are the property of their respective owners. BlackRock's only relationship to Integrity Life is the licensing of certain trademarks and trade names of BlackRock. Integrity Life's variable annuities are not sponsored, endorsed, sold or promoted by BlackRock. BlackRock makes no representations or warranties to the owners of Integrity Life's variable annuities or any member of the public regarding the advisability of investing in them. BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of Integrity Life's variable annuities.

Vanguard® is a trademark of The Vanguard Group, Inc.

GLOSSARY

Account Value - the value of your contract, which consists of the value of your Investment Options added together.

Administrative Office - the address you are required to use to make requests and give instructions about your annuity contract.

Regular Mail:	Overnight Mail:
Integrity Life Insurance Company PO Box 5720 Cincinnati, Ohio 45201-5720	Integrity Life Insurance Company 400 Broadway, MS 74 Cincinnati, Ohio 45202-3341

Phone:
1-800-325-8583
Annuitant - the human being whose life is used to determine the Maturity Date of the contract and the amount of the Annuity Option.

Annuity Date - any date on or before the Maturity Date that you elect an Annuity Option.

Annuity Option - an arrangement under which income payments are made.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the contract; it is shown on the specification pages of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the beneficiary on the Death Benefit Date.

Death Benefit Date - the date we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary's election of form of payment.

Exchange-Traded Funds (ETFs) - a type of investment fund that invests in a basket of securities or other assets and trades like a stock on an exchange.

Fixed Account - an Investment Option offering a fixed rate of return.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

Fund - an investment in which a Subaccount invests; all Funds in this annuity are ETFs, except the Fidelity VIP Government Money Market Portfolio.

General Account - the Company’s account that contains all of our assets other than those held in separate accounts.

Good Order - complete information we require to process your application, claim or any request received at our Administrative Office, the address of which is noted above in this Glossary.

Guaranteed Lifetime Withdrawal Benefit (GLWB) - an optional benefit Rider that guarantees lifetime payments will be available for withdrawal.

GLWB Investment Strategies - investment strategies available for the GLWB Rider.

Investment Options - Subaccounts and the Fixed Account, collectively.

IRA - Individual Retirement Annuity under section 408(b), 408(k) or 408A of the Tax Code.

IRS - the Internal Revenue Service.

Maturity Date - the 100th birthday of the Annuitant named on the Contract Date. The Maturity Date is the latest date you can either elect an Annuity Option or receive a lump sum payment.

Rider - a supplement to your contract that provides optional benefits at an additional cost.

Required Beginning Date - April 1st of the year after the calendar year in which the owner reaches the qualified age under the Code and applicable IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72); this is the date when the owner must begin taking Required Minimum Distributions from a Traditional or SEP IRA unless an exemption is otherwise available under applicable law.

Required Minimum Distribution (RMD) - annual withdrawal amount required under the Tax Code based on the prior calendar year-end fair market value of this contract only, as calculated by us.

Separate Account - Separate Account I of Integrity Life Insurance Company. Its assets are segregated from the General Account by Integrity Life and divided into Subaccounts.

Subaccounts - Investment Options available to you under the contract other than the Fixed Account. Each Subaccount is a division of the Separate Account and invests exclusively in a single Fund with the same name.

Surrender Value - your Account Value reduced by any withdrawal charge and premium tax.

Systematic Transfer Option (STO) - a Fixed Account that accepts new premiums, which must be transferred from the STO into Subaccounts within either a six-month or one-year period.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States tax laws, and applicable regulations of the Internal Revenue Service.

Unit - measure of your ownership interest in a Subaccount.

Unit Value - value of each Unit calculated on each Business Day.

Part 1 – Fees and Expense Tables and Summary of Contract

Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.

The following table describes the maximum fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer contract value among Subaccounts. State premium tax may also be deducted.1

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (withdrawal charge) as a percentage of premiums [2]	7%

The following table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Fund Operating Expenses.

Separate Account Annual Expenses (as a percentage of average Account Value in Subaccounts)

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge	1.00%	1.00%
Administration Charge	0.75%	0.75%
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy [1]	1.50%	0.60%
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy [2]	1.50%	0.80%
Highest Possible Total Separate Account Annual Expenses [3,4]	3.25%	2.55%

Total Annual Fund Operating Expenses
(expenses deducted from Fund assets, including management fees, distribution fees and other expenses)

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum: 0.04% Maximum: 0.49%

Details of the Fund operating expenses are on the next page.

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1 State premium taxes currently range from 0% to 1.0%.
2 The withdrawal charge decreases over time and is eliminated for each premium after it reaches five years old. See Part 4.
3 Assessed daily on the Account Value in the Subaccounts.
4 You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies. Therefore the Highest Possible Total Separate Account Annual Expenses reflect the election of Investment Strategy 2, which carries the higher current charge.

Total Annual Fund Operating Expenses (continued)

Gross annual Fund expenses1 as a percentage of average net assets in each Fund:

Fund	Manage- ment Fees	12b-1 Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses
Equity Subaccounts:
iShares Core S&P 500 ETF [2]	0.04%	0.00%	0.00%	0.00%	0.04%
iShares Core S&P Mid-Cap ETF [2,3]	0.06%	0.00%	0.00%	0.00%	0.06%
iShares Core S&P Small-Cap ETF [2]	0.07%	0.00%	0.00%	0.00%	0.07%
iShares S&P 500 Growth ETF [2]	0.18%	0.00%	0.00%	0.00%	0.18%
iShares S&P 500 Value ETF [2]	0.18%	0.00%	0.00%	0.00%	0.18%
Vanguard Dividend Appreciation Index Fund, ETF Shares	0.05%	0.00%	0.01%	0.00%	0.06%
Vanguard Large-Cap Index Fund, ETF Shares	0.03%	0.00%	0.01%	0.00%	0.04%
Vanguard Mega Cap Index Fund, ETF Shares	0.05%	0.00%	0.02%	0.00%	0.07%
Fixed Income Subaccounts:
Fidelity VIP Government Money Market Portfolio, Initial Class	0.17%	0.00%	0.09%	0.00%	0.26%
iShares Core U.S. Aggregate Bond ETF [2,4,5]	0.04%	0.00%	0.00%	0.01%	0.05%
iShares iBoxx $ High Yield Corporate Bond ETF [2]	0.49%	0.00%	0.00%	0.00%	0.49%
iShares Intermediate-Term Corporate Bond ETF [2,6]	0.06%	0.00%	0.00%	0.00%	0.06%
iShares TIPS Bond ETF [2]	0.19%	0.00%	0.00%	0.00%	0.19%
Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares	0.04%	0.00%	0.01%	0.00%	0.05%
Vanguard Short-Term Bond Index Fund, ETF Shares	0.06%	0.00%	0.01%	0.00%	0.07%
Vanguard Total Bond Market Index Fund, ETF Shares	0.03%	0.00%	0.01%	0.00%	0.04%
International and Alternative Subaccounts:
iShares International Treasury Bond ETF [2]	0.35%	0.00%	0.00%	0.00%	0.35%
Vanguard Developed Markets Index Fund, ETF Shares	0.04%	0.00%	0.01%	0.00%	0.05%
Vanguard Emerging Markets Stock Index Fund, ETF Shares	0.08%	0.00%	0.02%	0.00%	0.10%
Vanguard Real Estate Index Fund, ETF Shares	0.11%	0.00%	0.01%	0.00%	0.12%

(1) Each Fund’s expenses were provided in the most recent prospectus for that Fund. We have not independently verified the information. Current or future expenses may be more or less than those shown. More details concerning each Fund's fees and expenses are contained in the prospectus for that Fund.
(2) The Fund's investment advisory agreement provides that the Fund's investment advisor will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
(3) The Fund's expense information in the table has been restated to reflect current fees.
(4) The Fund may incur Acquired Fund Fees and Expenses (AFFE). AFFE reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of AFFE is included in the total returns of the Fund. AFFE are not included in the calculation of the ratio of expenses to average net assets shown in the financial highlights section of the Fund’s prospectus
(5) The Fund’s net expenses are 0.04%. The Fund’s advisor has contractually agreed to waive a portion of its management fees in an amount equal to the AFFE, if any, attributable to investments by the Fund in other registered investment companies advised by the Fund's advisor, or its affiliates, through June 30, 2026. The contractual waiver may be terminated prior to June 30, 2026 only upon written agreement of the Trust and the advisor.
(6) The expense information in the table has been restated to reflect current fees.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $10,0005 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual return may be higher or lower.

Highest Cost Example with Rider
The following example includes the maximum mortality and expense risk charge, administration charge, withdrawal charge, and maximum Fund operating expenses; it also assumes you elect the GLWB Rider at the maximum charge. If the current GLWB Rider charge was used, the total cost would be less than indicated in this example. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,091	$1,786	$2,398	$4,108

If you remain invested in the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$391	$1,186	$1,998	$4,108

Highest Cost Example without Rider
The following example includes the maximum mortality and expense risk charge, administration charge, withdrawal charge, and maximum Fund operating expenses; it also assumes you do not elect the GLWB Rider. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$934	$1,322	$1,635	$2,644

If you remain invested in the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$234	$722	$1,235	$2,644

Accumulation Unit Values

See Appendix A

_________________________________________________________
5 This contract requires a minimum initial premium of $25,000.

Summary of Contract

This Contract is an IRA

This contract is a variable annuity that must be issued as an Individual Retirement Annuity (IRA) as defined by section 408(b), 408(k) or 408A of the Tax Code. The contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this contract exist solely through the contract's qualification as an IRA.

You should read Part 8, “Tax Aspects of the Contract” for more information and consult a tax advisor about your particular circumstances. Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the amounts withdrawn.

You may want to purchase ETFs through a variable annuity issued as an IRA vs. directly though the IRA for several reasons, including, but not limited to, that this annuity provides a guaranteed minimum death benefit, access to guaranteed annuitization that can provide income for life and offers an optional living benefit that can provide income for life.

Parties to the Contract

•	Integrity Life Insurance Company - “We,” “our,” “us,” “the Company” and “Integrity Life” mean Integrity Life Insurance Company.

•
Owner - “You” and “your” mean the owner. This variable annuity contract is a contract between you and us. You, as the owner, have certain rights under the contract. Because this contract is an IRA, joint owners are not allowed and you may not transfer ownership.

•
Annuitant - You are the Annuitant, the person whose life is used to determine the Maturity Date of the contract and the amount of the annuity benefit, when elected. The Annuitant must be a natural person, and cannot be changed after the Contract Date. Joint Annuitants are not allowed until an Annuity Option is elected and will have no effect until the Annuity Date.

•
Beneficiary - The beneficiary is the person or persons who will receive the Death Benefit upon your death prior to the Annuity Date and upon election of Annuity Benefit, to receive any remaining payments. See Part 5, sections titled “Death Benefit,” “Selecting and Changing Your Beneficiary,” and “Maturity Date and Annuity Options.”

•
Custodial Account - If the contract is purchased through an established IRA custodial account, the contract owner will be considered the account, the Annuitant will generally be you as the account owner, and the account must be the beneficiary.

•	Covered Person - A person covered under one of the GLWB Riders. See Part 6.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•	To contribute, transfer and withdraw money. See Part 5.

•	To invest your premiums in the Investment Options. See Part 3.

•	To elect the optional benefits available at the time you purchase the annuity contract (for an additional cost). See Part 6.

•	To elect an Annuity Option. See Part 5, section titled "Maturity Date and Annuity Option."

•
To name one or more beneficiaries to receive the Death Benefit. See Part 5, sections titled "Death Benefit" and “Selecting and Changing Your Beneficiary.” If the owner is a custodian, the owner must name itself as the sole beneficiary.

Your rights are subject to the rules and significant limitations stated in your contract, in this prospectus and under the Tax Code.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long-term goals. This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading. Transfers among Subaccounts are strictly limited under the terms of this contract. See Part 5, section titled "Allocations and Transfers."

An investment in any of the Subaccounts carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. The Subaccounts invest in ETFs (except the Fidelity VIP Government Money Market Portfolio), each of which invests primarily in either common stocks or bonds. You could lose money if one or more of the issuers of stocks or bonds held by the ETFs become financially impaired or if the market as a whole declines. There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer. Holders of corporate bonds are subject to issuer risk as well as credit risk (the risk that the issuer will default on its payment obligations under the bond) and interest rate risk (the risk that changes in interest rates may reduce (or increase) the market value of the bond). Some of the Subaccounts invest in Funds that invest in high yield securities that are rated below investment grade, commonly referred to as “junk bonds.” High yield securities may be subject to greater levels of credit or default risk than higher-rated securities. Some of the Subaccounts also invest in securities issued by companies in foreign countries, which means that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of these securities. Foreign investments are also subject to currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Shares of ETFs may trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the ETF shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

For a complete discussion of the risks associated with investing in any particular Subaccount, see the prospectus of the corresponding Fund.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together. Any amount allocated to a Subaccount will go up or down in value depending on the investment performance of the Fund. The value of premiums allocated to the Subaccounts is not guaranteed. Your Account Value also is subject to charges. See Part 4.

Your Surrender Value is equal to your Account Value, minus any withdrawal charge and applicable premium tax. See Part 4.

Your minimum Account Value is $2,000. If the Account Value goes below the minimum Account Value and we have received no premiums from you for two years, we may terminate the contract and pay you the Account Value. We will notify you in advance and will give you at least 60 days to contribute additional premium to bring the Account Value above the minimum if you wish to keep your contract in force. The minimum Account Value does not apply if you have a GLWB Rider.

If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal. (Please note that you may fully surrender your contract at any time.) This rule does not apply if you have a GLWB Rider. See Part 5, section titled “Withdrawals.”

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period. We will extend the 10-day period if required by state law. If you cancel your contract, we will return your Account Value, which may be more or less than your original premium depending upon the investment performance of the Subaccounts you selected and any applicable charges. You bear the investment risk, as well as any fees and charges incurred, during the free look period. See Part 4 for more discussion of the fees and charges. Some states require that we return your premium, or some amount other than your Account Value. In that case, we will return the greater of the amount required by state law and your Account Value.

Part 2 – Integrity Life and the Separate Account

Integrity Life Insurance Company

Integrity Life is a stock life insurance company organized under the laws of Arizona on May 3, 1966, and redomesticated to Ohio on January 3, 1995. Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202. We are authorized to sell life insurance and annuities in 49 states and the District of Columbia. Integrity Life is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.

Integrity Life guarantees certain amounts under the contract. We refer to these guaranteed amounts as “insurance obligations,” such as income payments under the GLWB Rider after your Account Value is exhausted. In this case, we will pay you the income payments from our General Account. Benefit amounts paid from the General Account are subject to our financial strength and claims paying ability and our long-term ability to make such payments. There are risks to purchasing any insurance product.

The Western and Southern Life Insurance Company, Integrity Life’s parent company, has guaranteed the insurance obligations of Integrity Life to its contract owners, including the owners of this contract (the Guarantee). Amounts covered by the Guarantee are subject to the financial strength and claims paying ability of The Western and Southern Life Insurance Company. The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Subaccounts. The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I

Separate Account I of Integrity Life Insurance Company was established in 1986, and is maintained under the insurance laws of the State of Ohio. The Separate Account is a unit investment trust, which is a type of investment company governed by the Investment Company Act of 1940 (1940 Act).

Under Ohio law, we own the assets of our Separate Account and use them to support the Subaccounts of your contract and other variable annuity contracts. You participate in the Separate Account in proportion to the amounts in your contract. Integrity Life Insurance Company is responsible for all obligations under the contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses. We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account. We may also periodically withdraw amounts that are earned and owed to us from the Separate Account.

Subaccounts

The Separate Account is divided into Subaccounts. Each Subaccount invests in shares of a Fund with the same name. The Subaccounts available in this contract are listed in Part 3. We may add, substitute or close Subaccounts from time to time, and we may limit the amount of your investment in one or more of the Subaccounts on a nondiscriminatory basis.

Each Subaccount available in this contract (except for the Fidelity VIP Government Money Market Portfolio) invests in the shares of a distinct ETF. Each ETF available through a Subaccount is a registered investment company. ETF shares are traded throughout the day on exchanges, such as the NYSE Arca, Inc. ETF shares may trade at, above or below their net asset value; however, for purposes of valuing the Subaccount Units, we will use the daily closing price of each ETF on its primary exchange.

Each ETF available through a Subaccount in this contract seeks investment results that correspond to an index. The returns on the ETF shares will not precisely correlate with the performance of the index. You cannot invest directly in an index. You may want to purchase this variable annuity instead of one that does not invest in passively managed ETFs for several reasons, including, but not limited to, that the underlying fund costs are substantially lower than those of most variable annuities on the market today.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of Integrity Life, serves as the principal underwriter for our variable annuity contracts. Touchstone Securities, Inc. and Integrity Life are under the common control of the same parent company: The Western and Southern Life Insurance Company. The principal business address of Touchstone Securities is 400 Broadway, Cincinnati, Ohio 45202. The contracts are sold by individuals who are licensed insurance agents and registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

ETF Custodian

Mid Atlantic Trust Company (MATC), a South Dakota registered non-depository trust company, is the custodian for the ETFs held by the Subaccounts. MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account. MATC also facilitates execution of the purchase and sale of the ETFs through third-party broker-dealers. We pay for these services under an agreement with MATC. The third-party broker-dealers, working with MATC, provide the ETFs to the Separate Account at the daily closing price of each ETF on its primary exchange. These brokerage fees are paid by MATC.

The services of MATC and the third-party broker-dealers underlie the process supporting this variable annuity and the subaccounts’ investments. If either MATC or the third-party broker-dealers terminate or significantly modify the services provided to us, we will seek to replace those services through other providers or through other methods. If suitable replacement services are not available, we will take such other actions or make changes in how we operate as allowed by law and your annuity contract to mitigate any adverse effects on the Separate Accounts, you and us to the greatest extent reasonably possible. These actions could include working directly with broker-dealers to purchase ETFs; bringing in-house the services being provided by MATC; and/or making available index mutual funds as underlying investment options. While we believe it is highly unlikely, it is possible that under a worst-case scenario we would be required to disallow additional contributions into the contract, and that transfers could only be made into the money market subaccount (although your then-current allocations would not be affected).

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of federal or state regulators when required by the 1940 Act or other applicable laws. We will notify you if any changes result in a material change in the Funds or Investment Options. We may take one or more of the following actions:

•	combine the Separate Account with any other separate account we own;

•	transfer assets of the Separate Account to another separate account we own;

•	add, remove, substitute, close, change, combine or limit investment in Subaccounts or withdraw assets relating to your contract from one Subaccount and put them into another;

•	register or end the registration of the Separate Account under the 1940 Act;

•
operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity Life);

•	restrict or eliminate any voting rights of owners or others that affect our Separate Account;

•	cause one or more Subaccounts to invest in a fund other than or in addition to the Funds;

•	operate our Separate Account or one or more of the Subaccounts in any other form the law allows, including a form that allows us to make direct investments; we may make any legal investments we wish;

•	make any changes required by the 1940 Act or other federal securities laws;

•	make any changes necessary to maintain the status of the contracts as annuities and/or IRAs under the Tax Code; or

•	make other changes required under federal or state law relating to annuities.

Part 3 – Your Investment Options

You may invest your premiums in the Subaccounts, the Fixed Account, or both, subject to any restrictions described in this prospectus. If you purchase one of the GLWB Riders, your Investment Options are limited. See Part 6.

Each Subaccount invests in the shares of a distinct Fund. Each Subaccount and its corresponding Fund share the same name. The value of your Subaccount will vary with the performance of the corresponding Fund. For a full description of each Fund, see that Fund’s prospectus and SAI.

The Fund Families and the Funds

Below is a description of each ETF Fund family, iShares and The Vanguard Group, as well as the Fidelity Variable Insurance Products, which offers the Government Money Market Portfolio in this annuity, followed by a brief description of each Fund. Each Fund has a separate prospectus and SAI that provides more details about management fees and other expenses deducted from the Fund, the Fund’s principal investment strategies, and the risks associated with investing in the Fund. The Fund descriptions included below were taken from the most recent publicly available documentation for the Funds as of the time this prospectus was drafted. More recent disclosure may be available in the Funds’ current prospectuses. There is no guarantee that a Fund will meet its investment objective. For a prospectus containing complete information on any Fund, including the risks associated with investing, call our Administrative Office toll-free at 1-800-325-8583.

Fidelity Variable Insurance Products
The Fidelity VIP Government Money Market Portfolio is a Fidelity® Variable Insurance Product and a series of Variable Insurance Products Fund V. Fidelity Management & Research Company, located at 245 Summer Street, Boston, MA 02210, is the investment advisor.

iShares
iShares Trust is a registered investment company that consists of separate investment portfolios called Funds. All the Funds listed below are ETFs. BlackRock Fund Advisors (BFA), 400 Howard Street, San Francisco, CA 94105, is the investment advisor to each Fund listed in this section. BFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Unlike many investment companies, each iShares Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. BFA uses a representative sampling indexing strategy to manage each Fund as described in the Fund's prospectus. Each iShares Fund generally invests at least 90% of its assets in securities of the underlying index, depositary receipts representing securities of the underlying index, and/or securities that provide substantially similar exposure to securities in the underlying index. Each Fund, except iShares TIPS Bond ETF, may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in securities not included in its underlying index, but which BFA believes will help the Fund track its underlying index.

The Vanguard Group, Inc.
The Vanguard Group, Inc. is a family of investment companies. Many of the investment companies offer ETF shares, including all those listed below. Each corresponding Subaccount invests in the ETF share class. The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, is the investment advisor to each Fund listed in this section.

Equity Funds:

iShares Core S&P 500 ETF
The Fund seeks to track the investment results of the S&P 500® Index, which measures the performance of the large-capitalization sector of the U.S. equity market. The component stocks of the index are weighted based on the float-adjusted market value of their outstanding shares. The index consists of securities from a broad range of industries. The components of the index are likely to change over time.

iShares Core S&P Mid-Cap ETF
The Fund seeks to track investment results of the S&P MidCap 400®, which measures the performance of the mid-capitalization sector of the U.S. equity market. The component stocks of the index are weighted based on the float-adjusted market value of their outstanding shares. Component stocks are selected by the index provider based on the index provider's liquidity measures. The index consists of stocks from a broad range of industries. The components of the index are likely to change over time.

iShares Core S&P Small-Cap ETF
The Fund seeks to track the investment results of the S&P SmallCap 600®, which measures the performance of the small-capitalization sector of the U.S. equity market. The component stocks of the index are weighted based on the float-adjusted market value of their outstanding shares. Component stocks are selected by the index provider based on the index provider's liquidity measures. The index consists of stocks from a broad range of industries. The components of the index are likely to change over time.

iShares S&P 500 Growth ETF
The Fund seeks to track the investment results of the S&P 500 Growth Index™, which measures the performance of the large-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 500® and consists of those stocks in the S&P 500® exhibiting the strongest growth characteristics, as determined by the index provider. The components of the index are likely to change over time.

iShares S&P 500 Value ETF
The Fund seeks to track the investment results of the S&P 500 Value Index™, which measures the performance of the large-capitalization value sector of the U.S. equity market. It is a subset of the S&P 500® and consists of those stocks in the S&P 500® exhibiting the strongest value characteristics, as determined by the index provider. The components of the index are likely to change over time.

Vanguard Dividend Appreciation Index Fund, ETF Shares
The Fund seeks to track the performance of a benchmark index that measures the investment return of common stocks of companies that have a record of increasing dividends over time. The Fund employs an indexing investment approach designed to track the performance of the NASDAQ US Dividend Achievers Select Index, which consists of common stocks of companies that have a record of increasing dividends over time. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Large-Cap Index Fund, ETF Shares
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Mega Cap Index Fund, ETF Shares
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks in the United States. The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mega Cap Index. The index is a float-adjusted, market-capitalization-weighted index designed to measure equity market performance of mega-capitalization stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Fixed Income Funds:

Fidelity VIP Government Money Market Portfolio, Initial Class
The Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity. The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). The Fund invests in

U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. The Fund invests in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

iShares Core U.S. Aggregate Bond ETF
The Fund seeks to track investment results of the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the total U.S. investment-grade bond market. The index includes investment-grade U.S. Treasury bonds, government-related bonds, corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities (MBS) and asset-backed securities (ABS) that are publicly offered for sale in the United States. The components of the index are likely to change over time. The securities in the index must have $300 million or more of outstanding face value and at least one year remaining to maturity, with the exception of amortizing securities such as ABS and MBS, which have lower thresholds as defined by the index provider. In addition, the securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization-weighted and index components are updated on the last business day of each month.

iShares iBoxx $ High Yield Corporate Bond ETF
The Fund seeks to track investment results of the Markit iBoxx® USD Liquid High Yield Index, which is a rules-based index consisting of U.S. dollar-denominated, high yield corporate bonds for sale in the United States. The index is designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market. The index is a modified market-value weighted index with a cap on each issuer of 3%. There is no limit to the number of issues in the index. The components of the index are likely to change over time. The bonds eligible for inclusion in the index include U.S. dollar-denominated high yield corporate bonds that: (i) are issued by companies domiciled in countries classified as developed markets by the index provider, (ii) have an average rating of sub-investment grade, (iii) are from issuers with at least $1 billion outstanding face value, (iv) have at least $400 million of outstanding face value, (v) have an original maturity date of less than 15 years, (vi) have at least one year to maturity, and (vii) have at least one year and six months to maturity for new index insertions.

iShares Intermediate-Term Corporate Bond ETF
The Fund seeks to track the investment results of the ICE BofAML 5-10 Year US Corporate Index, which measures the performance of investment-grade corporate bonds of both U.S. and non-U.S. issuers that are U.S. dollar-denominated, publicly issued in the U.S. domestic market, fixed-rate, have a remaining maturity of greater than or equal to five years and less than ten years, and have $250 million or more of outstanding face value. Excluded from the index are equity-linked securities, securities in legal default, hybrid securitized corporates, Eurodollar bonds, taxable and tax-exempt U.S. municipal securities, and dividends-received-deduction-eligible securities. The index is market capitalization-weighted, and the securities in the index are updated on the last calendar day of each month.

iShares TIPS Bond ETF
The Fund seeks to track the investment results of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are income-generating instruments issued by the U.S. Treasury whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. The index includes all publicly-issued U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment-grade, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve System Open Market Account or bought at issuance by the Federal Reserve System. The Fund generally invests at least 95% of its assets in U.S. government bonds. The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares
The Fund seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity. The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. 5-10 Year Corporate Bond Index. This index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 5 and 10 years. The Fund invests by sampling the index, meaning that it holds a range of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and under normal circumstances, at least 80% of the Fund’s assets will be invested in bonds included in the index. The Fund maintains a dollar-weighted average maturity consistent with that of the index.

Vanguard Short-Term Bond Index Fund, ETF Shares
The Fund seeks to track the performance of a market-weighted bond index with a short-term dollar-weighted average maturity. The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. 1-5 Year Government/Credit Float Adjusted Index. This index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publicly issued. The Fund invests by sampling the index, meaning that it holds a range of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the index. The Fund maintains a dollar-weighted average maturity consistent with that of the index, which generally does not exceed 3 years.

Vanguard Total Bond Market Index Fund, ETF Shares
The Fund seeks to track the performance of a broad, market-weighted bond index. The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. Aggregate Float Adjusted Index. This index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Fund invests by sampling the index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the index. The Fund maintains a dollar-weighted average maturity consistent with that of the index, which generally ranges between 5 and 10 years.

International and Alternative Funds:

iShares International Treasury Bond ETF
The Fund seeks to track the investment results of the S&P International Sovereign Ex-U.S. Bond Index, which is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the U.S. The index methodology is designed to balance the weighting of each country within the index by limiting the weightings of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding. To be eligible for inclusion in the index, the issuing country must be a “Developed Country” as classified by the index provider. The index includes securities issued by the governments in the following 19 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Norway, Portugal, South Korea, Spain, Sweden, Switzerland, and the United Kingdom. The index includes bonds having a remaining maturity greater than one year.

Vanguard Developed Markets Index Fund, ETF Shares
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in Canada and the major markets of Europe and the Pacific region. The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed All Cap ex US Index, a market-capitalization-weighted index that is made up of approximately 3,885 common stocks of large-, mid-, and small-cap companies located in Canada and the major markets of Europe and the Pacific region. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Emerging Markets Stock Index Fund, ETF Shares
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund employs an indexing investment approach designed to track the performance of the FTSE Emerging Markets All Cap China A Inclusion Index, a market-capitalization-weighted index that is made up of approximately 4,018 common stocks of large-, mid-, and small-cap companies located in emerging markets around the world. The Fund invests by sampling the index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Vanguard Real Estate Index Fund, ETF Shares
The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (REITs) and other real estate-related investments. The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Real Estate 25/50 Index, an index that is made up of stocks of large, mid-size, and small U.S. companies within the real estate sector, which is composed of equity REITs, including specialized REITs, and real estate management and development companies. The Fund attempts to track the index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge. Asset allocation is the process of investing in different asset classes – such as equity funds, fixed income funds, and alternative funds – depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Subaccounts or your other investment decisions. We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are "static."  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so. You will not be notified if the models are terminated or changed. You will not be provided with information regarding any terminations or changes to the asset allocation models. If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Funds in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you. You may choose to invest in an asset allocation model or change your asset allocation at any time, subject to the limitations stated in your contract and this prospectus. See Part 5, section titled “Allocations and Transfers.”

Asset allocation does not ensure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall. An asset allocation model may not perform as intended. Any asset allocation models offered are based on then-available Funds in this annuity. We may discontinue, add, eliminate or change the models at any time.

The Fixed Account

Our Fixed Account is offered through our General Account, which also supports any portion of the Death Benefit, the annuity benefit, and any guarantees under a Rider that are in excess of Account Value. The General Account is not registered under the Securities Act of 1933 or the 1940 Act. Disclosures regarding the Fixed Account and the General Account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Systematic Transfer Option (STO)
We offer a STO (a Fixed Account) that provides a fixed interest rate on each premium allocated to the STO. That interest rate is guaranteed for that premium while in the STO period selected. Available STO periods are six months or one year. All STO premiums will be automatically transferred into the Subaccounts within either six months or one year of your premium payment into the STO, depending on which STO period you select. You can invest in either the six-month or one-year STO at any one time, but not both. We require a minimum premium to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO. We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO. Once you have invested premium in a STO, it cannot be transferred from the STO except as the automatic transfers described above.

The STO is available for new premiums only. You cannot transfer from the Subaccounts into the STO. See “Systematic Transfer Program” in Part 9 for more details on this program. If you elect a GLWB Rider, the STO is only available for your initial premium received by us on or before the Contract Date.

Part 4 – Deductions and Charges

Separate Account Charges

We deduct a daily charge equal to an annual effective rate of 1.75% of your Account Value in each of the Subaccounts to cover our separate account charges, which include

•	mortality and expense risk charge of 1.00%; and

•	administration expense charge of 0.75%.

A portion of the separate account charges pays us for assuming the mortality risk and the expense risk under the contract. The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The expense risk is our risk that the expenses of administering the contract will exceed the reimbursement for administrative expenses.

The administration expense charge is used to reimburse us for administrative expenses, including, but not limited to, processing applications, issuing contracts, processing customer orders and other requests, making investments, providing regular reports and confirmations to customers, providing reports and updates to regulators, maintaining accounting records for each contract owner, administering income payments, furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values), reconciling and depositing cash receipts, and providing forms.

The administration expense charge also reimburses us for the cost and commissions associated with investing in the underlying ETFs, including brokerage commissions. The brokerage commissions associated with the ETF trades will be paid directly by MATC to the executing broker, and indirectly by us under an arrangement with MATC. See Part 2, section titled “ETF Custodian.” This arrangement is a proprietary fee arrangement based on a percentage of assets invested in the ETFs. Ultimately, this cost is passed along to you as part of this administrative expense.

The administration expense charge may also reimburse us for the costs of distribution of this variable annuity. We expect to make a profit from the separate account charges. The separate account charges cannot be increased without your consent.

Fund Expenses

The net asset value of the Fund shares reflects investment management fees and other expenses that have already been deducted from the assets of the Funds. Please refer to Part 1, section titled “Total Annual Fund Operating Expenses,” and the individual Fund’s prospectus for details on Fund expenses.

Withdrawal Charge

If you withdraw your premiums, you may be charged a withdrawal charge of up to 7% of the premium. The amount of the withdrawal charge is a percentage of each premium withdrawn and not of the Account Value. The charge varies, depending upon the "age" of the premiums included in the withdrawal. The “age” of the premium is the number of years that have passed since each premium was paid.

Premium Year	Charge as a Percentage of the Premium Withdrawn
1	7%
2	7%
3	6%
4	5%
5	4%
thereafter	0

When you take a withdrawal, the oldest premium is treated as the first withdrawn, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all your premiums, and any applicable charges on those premiums, is withdrawn. Please note, however, that for tax purposes, withdrawals are generally considered to be gain first. See Part 8.

Because the withdrawal charge applies to each premium, if your Account Value has declined due to poor performance of your selected Subaccounts or you have taken previous withdrawals, including the Free Withdrawal Amount, the withdrawal charge may be greater than the amount available for withdrawal. In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your premiums. A withdrawal charge applies to the withdrawal charge amount itself since this amount is part of the premium withdrawn.

You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge. More details on the Free Withdrawal Amount are in Part 5, in the section titled "Free Withdrawal Amount."

We will not deduct a withdrawal charge from:

•	the Death Benefit; or

•
a withdrawal used to buy an immediate annuity from us after the first Contract Anniversary with either: (i) life contingencies; or (ii) a period certain that provides for fixed payments over 10 or more years.

If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal. (Please note that you may fully surrender your contract at any time.) This rule does not apply if you have a GLWB Rider. See Part 5, section titled “Withdrawals.”

For more information and examples of application of the withdrawal charge, see Appendix B.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the premium, or whether there is some relationship with us. Examples of these relationships would include being an employee of Integrity Life or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliates, sponsored. We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 6% of premiums, and up to 0.70% trail commission paid on Account Value starting in the second Contract Year. Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided. These services may include special access to sales staff and advantageous placement of our products. We do not make an independent assessment of the cost to the broker-dealer or financial institution of providing such services.

Integrity Life has agreements with some broker-dealer firms under which we pay varying amounts, but no more than 0.25% of Account Value, for enhanced access to their registered representatives. This payment to broker-dealer firms is separate from and in addition to brokerage commissions paid to our distributors from your Distribution Charge. The broker-dealer firms are BBVA Securities, Inc., BOK Financial Securities, Inc., Cetera Investment Services LLC, Commerce Brokerage Services, Inc., CUSO Financial Services, LP, Frost Brokerage Services, Inc., Hancock Investment Services, Inc., Infinix Investments, Inc., LPL Financial LLC, M&T Securities, Inc., PNC Investments LLC, and US Bancorp Investments, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. This could create a conflict of interest between the broker-dealer or the registered representative and the customer. These payments could provide incentive to a broker-dealer or registered representative to recommend a Contract that is not in your best interest. You can find more about compensation in the SAI.

Optional Benefit Charges

You may purchase one of the GLWB Riders offered with this contract, which provide optional benefits for an additional cost. The additional cost of the Riders, along with complete details about their benefits, is provided in Part 6.

Tax Reserve

In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Subaccounts.

State Premium Tax

We will not deduct state premium taxes from your premiums before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Option, we will deduct any applicable state premium taxes from the amount available for the Annuity Option. State premium taxes currently range from 0 to 1.0% for IRAs.

Part 5 – Terms of Your Variable Annuity

Purchasing the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

To apply for a contract, you must be of legal age to enter into a contractual relationship under applicable state law, generally 18 years old. You must be no older than 80 at the time of application.

This contract must be issued as an IRA. Subject to various rules and limitations, the Tax Code permits you to transfer or roll over money tax-free from one IRA to another IRA or from certain other qualified plans, such as a 401(k) plan, to an IRA. See Part 8.

If you are transferring money from another annuity contract that is an IRA to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a withdrawal charge under your current contract to transfer to this contract, and this contract has its own withdrawal charges that would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the transfer if it does not qualify for tax-free transfer or rollover treatment. You should not transfer from another annuity contract unless you determine that the transfer is right for you. Please note that the person who sells you this contract generally will earn a commission on the sale. You should also consult a tax advisor before requesting a tax-free transfer or rollover.

Premium Payments

Minimum initial premium	$25,000
Minimum additional premium[6]	$1,000
Maximum total premium without prior approval	$1,000,000
Maximum additional premium	up to applicable IRA limits each calendar year plus permissible transfers and rollovers

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6 If your contract was issued in the state of Oregon, you may make only a single initial premium. Additional premiums are not allowed.

Because the initial premium must be $25,000 or more, the contract can only be purchased by transfer or rollover from an existing IRA or from certain other qualified plans, such as a 401(k) or a 403(b) plan. You can make additional premium payments at any time before age 81, or earlier if limited by the Tax Code. For example, you cannot contribute new premiums other than transfers and rollovers to a traditional IRA for the calendar year in which you reach the qualified age under IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72), and thereafter.

You must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the Tax Code. You must also determine whether such amount qualifies as a permissible transfer or rollover contribution under the Tax Code. For example, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and a roll over of an after-tax contribution that had been made to a Roth IRA may be a taxable event. You cannot roll over distributions from an existing IRA or from certain other qualified plans that are part of a series of substantially equal payments made over your life expectancy, distributions made for a specified period of 10 years or more, RMD distributions or hardship distribution. For more information about limitations, see Part 8, section titled “Rollovers and Transfers.”

If you transfer or roll over money into this contract in the calendar year on or after you reach the qualified age under IRS regulations, you must take your RMD for the current calendar year before you purchase this contract.

We may refuse additional premiums if: (1) you have allocated some or all of the premium to an Investment Option, to which we are no longer accepting additional premiums; (2) the additional premium does not meet our minimum additional premium amount or exceeds our maximum premium amount for the annuity contract or for a specific Investment Option; (3) the total premiums paid under all annuity contracts issued by us, or our affiliates, on your life exceed $1,000,000; (4) we believe that the additional premium is being made by or on behalf of an institutional investor; or (5) for any reason allowed by law. You cannot purchase this contract with a rollover or transfer of death benefits from another annuity.

Your premiums are invested in the Investment Options you select. Each premium is credited as of the date we receive the premium in Good Order at our Administrative Office, except that additional time is allowed for the application of the initial premium under Rule 22c-1 of the 1940 Act. Good Order means complete information we require to process your application or any request.

Initial premium allocated to the subaccounts will be priced at the unit value determined no later than two business days after receipt of a completed application (including all necessary related information).  If the application is not complete, we may retain the initial premium for up to five business days while attempting to complete it.  If the application is not completed within five business days, you will be informed of the reason for the delay.  The initial premium will be returned unless you specifically allow us to hold the premium until the application is completed.

Once received in Good Order, premiums allocated to Subaccounts are used to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

Each additional premium will be credited to your Subaccount under your stated allocation as of the date we have received the premium in Good Order at our Administrative Office. If you submit a different allocation, a 60-day waiting period will start before you can make a subsequent transfer or allocation change. See Part 5, section titled "Allocations and Transfers."

All premiums are deemed received when they are received in Good Order at our Administrative Office.

Units in Our Separate Account

Your investment in the Subaccounts is used to purchase Units. On any given day, the value you have in a Subaccount is the number of Units you own in that Subaccount multiplied by the Unit Value. The Units of each Subaccount have a different Unit Value.

Units are purchased when you contribute new premium to your contract or transfer amounts to a Subaccount. Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Subaccount into a different Subaccount. We also redeem Units to pay the Death Benefit or if you elect an Annuity Option, or as permitted or required by law. The number of Units purchased or redeemed in any Subaccount is calculated by dividing the dollar amount of the transaction by the next computed Unit Value for that Subaccount, calculated as of the next close of business of the New York Stock Exchange.

Each Unit represents a fractional undivided interest in the assets held in the related Subaccount. If Units of any Subaccount are redeemed, the fractional undivided interest represented by each remaining Unit will be increased. If additional Units are issued by any Subaccount, the fractional undivided interest represented by each remaining Unit will be decreased. Units will remain outstanding until redeemed by a contract owner.

If we make a mistake in executing any purchase or redemption, we will reprocess, if necessary, any trades made in error and ensure that you receive the correct Unit Values. We will put you in the same position you otherwise would have been in. Depending on the change in Unit Values between the error and correction, we may experience a gain or loss as a result of any reprocessing.

The Unit Value of each Subaccount will fluctuate with the investment performance of the corresponding Fund, which reflects the investment income, realized and unrealized capital gains and losses of the Fund, and the Fund’s expenses.

How We Determine Unit Value

We determine the Unit Value for each Subaccount after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. To value your Subaccount Units invested in ETFs, we use the daily closing price of each ETF on its primary exchange. Note that the ETF shares may trade at a discount from the net asset value of the ETF. To value your Subaccount Units invested in the Fidelity VIP Government Money Market Portfolio, we use the daily net asset value provided by Fidelity for the VIP Government Money Market Portfolio. In addition to the Fund shares, the Subaccounts that invest in the ETFs also hold an accrual for any dividends or other distributions declared by the ETF, which will be reinvested in the ETF on the next Business Day after payment.

The Unit Value of each Subaccount for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Subaccount on the current Business Day. The net investment factor measures the investment performance of a Subaccount from one Business Day to the next.

We determine the net investment factor by dividing the net asset value of the Subaccount for that valuation period by the net asset value of the Subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the annual separate account charges for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).

Generally, this means that we adjust Unit Values to reflect the change in value of the Fund shares, for the separate account charges and, if elected, the GLWB Rider charge.

Allocations and Transfers

Only one investment allocation to the Subaccounts may be in place at any time on your contract. This allocation applies to your current investment, future premiums, and rebalancing. In addition to your one allocation to the Subaccounts, you may allocate some or all of your initial premium and additional new premium to the STO. Transfers from the STO to the Subaccounts must be according to your one investment allocation to the Subaccounts.

You may reallocate all or part of your Account Value among the Subaccounts; however, each reallocation triggers a 60-day waiting period before you can make another allocation change. A transfer between or among Subaccounts is an “allocation change.” Here are the details:

•	A 60-day waiting period applies after your initial allocation on the Contract Date. This means you must wait 60 days after the contract is issued before you make an allocation change.

•	A 60-day waiting period applies after any voluntary allocation change. This means you must wait 60 days after the date you make an allocation change before you make another allocation change.

•	The following allocation changes will not trigger the 60-day waiting period:

o	automatic rebalancing;

o	automatic transfers from the STO;

o	reallocation as a result of any material change in a Fund or a Subaccount (see Part 2, section titled “Changes in How We Operate”);

o	automatic transfers that take place upon cancellation of a GLWB Rider, unless you make additional voluntary allocation changes in connection with the GLWB Rider cancellation.

Allocations and transfers are restricted further if you have a GLWB Rider. See Part 6.

To request a reallocation, you may write to our Administrative Office at the address in the Glossary. Mail sent to any other address may not be in Good Order. You may also contact your sales representative to request a reallocation. Each request for a reallocation or transfer must specify:

•	the contract number; and

•	the Subaccounts and allocation percentages stated in whole percentages.

If one portion of a reallocation request involving multiple Subaccounts violates our policies or is not in Good Order, the entire request will not be processed. You will need to resubmit a request that is in Good Order for your reallocation to be processed.

You may also request a reallocation through our telephone transfer service using your personal identifiers. We will honor telephone instructions from any person who provides correct identifying information. We are not responsible for fraudulent telephone requests we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make reallocations on your behalf. Telephone reallocations may be requested from 9:00 a.m. to 5:00 p.m. Eastern Time, on any day we are open for business. We do not guarantee that we will be able to accept transaction instructions via telephone at all times, and we reserve the right to limit, restrict or terminate telephonic transaction privileges at any time.

If we receive your request in Good Order at our Administrative Office before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on a Business Day, you will receive the Unit Values for the Subaccounts as of the close of business on the day you call.

Requests received at our Administrative Office at or after the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on a Business Day, or received on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day. We will confirm all reallocations in writing.

Detrimental Effect of Trading on Unit Values

This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading. Reallocations (transfers) among Subaccounts are strictly limited under the terms of this contract. See Part 5, section titled "Allocations and Transfers." We may refuse any reallocation request for an owner or certain owners if we believe, in our sole discretion, that a specific request or group of requests may have a detrimental effect on Unit Values. We will notify you or your designated representative if your requested reallocation is not made.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for trading in response to short-term fluctuations in the market. You cannot engage in intra-day trading of the ETFs available through the Subaccounts. Any person that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers for any reason should not purchase this contract.

If we determine, in our sole discretion, that a contract owner is attempting to engage in improper trading, we may revoke their same-day reallocation/transfer privileges and require their trades to be submitted via U.S. Mail or overnight delivery service. We may reject transactions made in violation of our market timing policies. We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish, subject to following rules:

•	Each withdrawal must be at least $250.

•
Your Account Value remaining after a partial withdrawal, including any withdrawal charge, must be at least $20,000. (Please note that you may fully surrender your contract at any time.) This rule does not apply to a withdrawal of your Free Withdrawal Amount, your RMD, or if you have a GLWB Rider.

Unless you request a withdrawal from a specific Investment Option, we will take the withdrawal from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% portions among four Subaccounts, when you make a withdrawal, 25% of the withdrawal will come from each of your four Subaccounts.

Withdrawals are processed when a request is received in Good Order at our Administrative Office. When you take a withdrawal from a Subaccount, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

The total amount deducted from your Account Value will be the withdrawal amount requested, plus any withdrawal charge that applies (see Part 4, section titled "Withdrawal Charge"). The amount you receive will be the amount you requested, less any applicable tax withholding. Withdrawals are handled differently if you elect a GLWB Rider. See Part 6.

Withdrawals are attributed to your Account Value in the following order: (1) any remaining Free Withdrawal Amount; (2) premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) premiums subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a premium. Your investment comes out first, beginning with the oldest premium first, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all premiums, and any applicable charges on those premiums, are withdrawn. Please note, however, that for tax purposes, withdrawals prior to the annuity starting date are considered to be gain first. See Part 8.

Your financial professional or a third party may have offered you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. While we no longer accept these arrangements, if you already have them in place, the payments are withdrawals from your Account Value and will be subject to any applicable withdrawal charge. We will withdraw the requested payment according to the third party's instructions (including instructions about which Subaccounts to withdraw the fee from) and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.

Additional restrictions apply to withdrawals if you have a GLWB Rider. See Part 6.

Your Death Benefit is reduced by withdrawals on a proportional basis. See Part 5, section titled "Death Benefit."

Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. See Part 8.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge. The Free Withdrawal Amount is the greater of:

•	10% of your Account Value on the date of the withdrawal, minus any partial withdrawals taken during the current Contract Year; or

•
10% of your Account Value at your most recent Contract Anniversary, minus any partial withdrawals taken during the current Contract Year. (During your first Contract Year, this amount is 10% of your initial premium received on the Contract Date.)

If your RMD (based on the fair market value of this contract only as calculated by us) is greater than your Free Withdrawal Amount, we will allow you to take the RMD as your Free Withdrawal Amount, but only once each Contract Year. Because your RMD is based on a calendar year, you should plan in advance to coordinate your RMD with your available Free Withdrawal Amount.

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it, or any unused portion of it, to the next year’s Free Withdrawal Amount.

The Free Withdrawal Amount does not apply to a full surrender. Taking your Free Withdrawal Amount will not reduce the total withdrawal charge applicable to your premium. If you take a subsequent withdrawal for more than the Free Withdrawal Amount or if you surrender the contract, we will assess any applicable withdrawal charge on the amount of your premiums withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only. The Free Withdrawal Amount is not available for transfer to another IRA or other qualified contract or account.

Timing of Payment of a Withdrawal or Surrender

We normally send you partial or full withdrawals (or apply your Account Value to the purchase of an Annuity Option) within seven days after receipt of the required form at our Administrative Office. However, we can defer our action for any period during which:

(1)	the New York Stock Exchange has been closed, other than a weekend or holiday, or trading on it is restricted;

(2)
an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)	the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

Assignments

This contract is an IRA and you are not legally permitted to assign, pledge or otherwise transfer the contract. Pledging or assigning an IRA can cause loss of qualified status and result in some or all of the Account Value being included in your income. A 10% federal tax penalty also may apply.

Death Benefit

We will pay the Death Benefit to your properly designated beneficiary if you die before the Annuity Date.

The Death Benefit amount will be the greater of:

1.	the Account Value on the Death Benefit Date; and

2.
your total premiums minus proportionate adjustments for partial withdrawals, including any withdrawal charge. A proportional adjustment means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.

Example of the effect of withdrawals on the Death Benefit:

•	if your Death Benefit is $100,000 and your current Account Value is $80,000,

•	and you take a withdrawal of $10,000,

•	we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal
($10,000 / $80,000);

•	therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.

This example is for illustrative purposes only and does not predict results.

Your beneficiary generally has a choice of how to receive the Death Benefit.

1.	The beneficiary may take a lump sum. If the beneficiary elects this option, we will pay the Death Benefit to the beneficiary.

2.
The beneficiary may defer for up to five years. If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit invested in the available Subaccounts for a period of up to five years. Separate account charges will continue to apply. At the end of five years, the entire amount must be paid to the beneficiary.

3.
The beneficiary may treat the contract as an inherited IRA. If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the available Subaccounts. Separate account charges will continue to apply. The beneficiary must choose to receive the Death Benefit as either:

a)	an immediate annuity with a life contingency; or

b)
substantially equal payments over his or her life expectancy or other payout period as defined by the Tax Code. Certain beneficiaries may choose the longer of his or her life expectancy or the deceased owner’s life expectancy (both as defined by the Tax Code) if the owner dies after the Required Beginning Date; for other beneficiaries, the payout period may be limited to 10 years. (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.)

Distributions must begin by December 31 of the calendar year after the owner’s death; however if the beneficiary is your spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached the qualified age under IRS regulations, if later. A spouse also may elect to continue the contract as described below in the section titled “Spousal Continuation.” If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; and (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.

For more information on inherited IRAs, see Part 8, section titled “Inherited IRAs” and IRS Publication 590. You should seek independent tax advice.

If your beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years. If the owner is a trust, custodian or other entity, the owner must name itself as the sole beneficiary.

Spousal Continuation

If your sole primary beneficiary is your spouse, the contract may be continued in your spouse’s name as the owner. If spousal continuation is elected, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution. This increase will be added to the Subaccounts you have selected on a pro rata basis. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with $115,000 as the Account Value.

All terms and conditions of the contract continue to apply including the withdrawal charge. When the surviving spouse dies, the Death Benefit will be paid to the beneficiary named by the surviving spouse.

A same-sex surviving spouse is recognized as your spouse under the Tax Code and will qualify for the federal tax advantages of spousal continuation.

The survivor of a civil union or domestic partnership is not recognized as your spouse under the Tax Code and the federal tax advantages of spousal continuation are not available. The survivor of a civil union or domestic partnership may elect to continue the contract under its terms. The continuation of the contract by such surviving civil union or domestic partner, however, is treated as an ordinary transfer of ownership and will be a taxable event.

Selecting and Changing Your Beneficiary

You may name one or more beneficiaries as primary or contingent beneficiaries. The Death Benefit will be paid to your primary beneficiaries who are alive at the time of your death. If no primary beneficiary survives your death, then the Death Benefit will be paid to your contingent beneficiaries, if any. If no beneficiary survives your death (primary or contingent) or none has been named, the Death Benefit will be paid to your estate.

If multiple beneficiaries in either category (primary or contingent) are named, the Death Benefit will be split into equal shares among the beneficiaries in that category who are alive at the time of your death, unless you specify otherwise in your beneficiary designation.

If you die on or after the Annuity Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the beneficiary at least as quickly as the method in effect when you died.

You may change any beneficiary by sending the appropriate form in Good Order to the Administrative Office. We may limit the number of beneficiaries you can have at one time. Please consult your financial professional and tax advisor to properly identify your beneficiaries so that the Death Benefit is paid as you intend. Please be sure to name your spouse as your sole primary beneficiary so that spousal continuation of the contract can occur, if that is your intention. You may wish to name a contingent beneficiary in case your spouse dies before you. If the owner is a custodian, the owner must name itself as the sole beneficiary.

Filing Death Claims

To file a death claim, the beneficiary must promptly submit an original certified death certificate and company death claim paperwork that is in Good Order, including the beneficiary's election of how they wish to receive the Death Benefit proceeds. On the date we first receive notice of the owner’s death, we will stop all pending automatic transactions, including rebalancing and systematic withdrawals; however, any money in the STO will be transferred to the Subaccounts according to the owner’s allocation.

During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Subaccounts as allocated by you at the time of your death. As a result, the Account Value continues to reflect the investment performance of the Subaccounts during this period and will be subject to market fluctuations. Separate account charges will continue to apply.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit will be calculated and the first beneficiary will receive payment according to his or her election. The remaining beneficiaries’ share of the Death Benefit will be invested in the Subaccounts as allocated by you at the time of your death and subject to market fluctuations.

Maturity Date and Annuity Option

Your Annuity Option is available anytime on or after your first Contract Anniversary until the Maturity Date. You may elect your Annuity Option by writing to the Administrative Office any time on or after your first Contract Anniversary and before the Maturity Date. Upon the Maturity Date, you may elect to receive a lump sum of your Account Value, or you may elect an Annuity Option.

An Annuity Option can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. For any annuity, the minimum payment must be at least $100. If the minimum monthly payment under a guaranteed Annuity Option would be less than $20, we will pay you a lump sum of your Account Value instead. All Annuity Options are funded through our General Account.

The amount applied toward the purchase of a guaranteed Annuity Option under the contract will be the Account Value less any premium tax. The guaranteed Annuity Options are single life and ten years certain or joint life and ten years certain. These options provide a fixed life income annuity with 10 years of payments guaranteed.

We will also use the Account Value less any premium tax to determine your annuity payments if you select a non-guaranteed Annuity Option with either (i) life contingencies, or (ii) a period certain that provides for fixed payments over ten or more years.

We currently offer the additional Annuity Options listed below; however, we may eliminate or change the non-guaranteed options available at any time:

•
period-certain annuity, which provides for fixed payments for a fixed period. The fixed periods available may vary from time to time and the fixed period selected may not extend past your life expectancy. The amount is determined by the period you select. If the Annuitant dies before the end of the period selected, the beneficiary will receive the remaining periodic payments.

•
period-certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity. The fixed periods available may vary from time to time. If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the fixed period selected ends, the remaining payments in the fixed period will go to the beneficiary.

•
life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity. Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Option, we will contact you prior to your Maturity Date. You can tell us at that time if you would like a lump sum payment, or select the type of annuity you want. If we do not receive your election on or before your Maturity Date, you will automatically receive the single life and ten-year certain Annuity Option guaranteed under the contract.

Annuity Payments

Once payments begin under an Annuity Option, payments will not change. The size of payments will depend on the amount applied to the Annuity Option, the form of Annuity Option you chose and, in the case of an Annuity Option with life contingencies, on the Annuitant's age and sex (where permissible).

If the age or sex of an Annuitant has been misstated, you will receive the benefits that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will not be charged or credited with interest, unless required by your state. If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We cannot honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Abandoned or Unclaimed Property

Every state has laws that generally provide for payment to the state of unclaimed property, including proceeds of annuity contracts, under various circumstances.  This is called escheatment.  In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent escheatment, it is important that you keep your contact information on file with us up to date, including the names, addresses, phone numbers, social security numbers and dates of birth for owners, annuitants, beneficiaries and other payees.  Such updates must be communicated in Good Order to our Administrative Office.

Part 6 – Optional Benefits

You may purchase one of the optional GLWB Riders offered with this contract, which provides additional benefits for an additional charge. You may only elect a Rider at the time of application. Benefits under a Rider will replace or supplement the standard contract benefits. Charges for an optional benefit Rider are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Withdrawal Benefit

Each Guaranteed Lifetime Withdrawal Benefit (GLWB) is an optional Rider you may purchase for an additional charge. You may select the Individual GLWB Rider or the Spousal GLWB Rider.

The GLWB Rider guarantees lifetime payments for you (or you and your covered spouse if you elect the Spousal GLWB Rider) regardless of how your investments perform, as long as the Rider is in effect. You are the covered person under the Individual GLWB Rider. You and your spouse are the covered persons under the Spousal GLWB Rider. If you take Nonguaranteed Withdrawals, as explained below, your Benefit Base will decrease immediately, your lifetime payments may decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)
The LPA is the amount we guarantee you can receive each calendar year for your lifetime (or for as long as either you or your covered spouse is alive if you elect the Spousal GLWB Rider). You are eligible to begin receiving your LPA on the LPA Eligibility Date.

For the Individual GLWB Rider, the LPA Eligibility Date is the earlier of the following:

•	January 1st after the calendar year in which you turn age 60 (if you turn age 60 on January 1st, your LPA will be available beginning on that day); or

•
the Contract Date, if you are age 60 or older at the time you purchase your contract. The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.

For the Spousal GLWB Rider, the LPA Eligibility Date is the earlier of the following:

•
January 1st after the calendar year in which the younger of you or your spouse turns age 60 (if the younger of you or your spouse turns age 60 on January 1st, your LPA will be available beginning on that day); or

•
the Contract Date, if the younger of you or your spouse is age 60 or older at the time you purchase your contract. The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.

The LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base on January 1st each year on or after the LPA Eligibility Date. For the Spousal GLWB Rider, that amount is then multiplied by 90% (this 90% is called the Spousal Factor).

Withdrawal Percentage - The applicable Withdrawal Percentage is determined by the following formula:

A + B + C, where:

(A)	is the Age Based Percentage stated on the chart below:

Age*	Age Based Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75 and above	5.50%

*The Age Based Percentage is determined by your age (or the age of the younger of you or your spouse if you have elected the Spousal GLWB Rider). The Age Based Percentage is locked in on the date of the first withdrawal from the contract on or after the LPA Eligibility Date.

(B)	is the cumulative Deferral Percentage. The cumulative Deferral Percentage begins at zero and increases by 0.10% for each complete calendar year that you do not take a withdrawal.

(C)	is a First-Year Deferral Percentage stated on the chart below:

Contract Date	First-Year Deferral Percentage
January 1-March 31	0.075%
April 1-June 30	0.050%
July 1-September 30	0.025%
October 1-December 31	0.000%

The First-Year Deferral Percentage is a one time addition to your Withdrawal Percentage that varies based on your Contract Date, provided you do not take a withdrawal in the calendar year containing the Contract Date.

Benefit Base - Your initial Benefit Base is equal to your initial premium received by us on the Contract Date. Your Benefit Base will be adjusted as follows:

1.
On each Contract Anniversary, your Benefit Base will be compared to your Account Value and if the Account Value is greater than the Benefit Base, we will step up your Benefit Base to equal the Account Value.

2.	If you take a Nonguaranteed Withdrawal, we will immediately decrease your Benefit Base as described in the section titled “Nonguaranteed Withdrawal” below.

3.	On the date we receive an additional premium during the first Contract Year, we will immediately increase your Benefit Base by the amount of the additional premium. Additional premiums received after the first Contract Year will not increase your Benefit Base. They will, however, increase the Account Value, which is used to determine if a step up applies on the next Contract Anniversary.

The Benefit Base is used only to calculate the LPA and Rider charge. The Benefit Base is not available for withdrawal or payable as a death benefit.

If you (or the younger of you and your spouse if you have elected the Spousal GLWB Rider) have reached the LPA Eligibility Date on the Contract Date, your LPA for the calendar year that contains the Contract Date will be prorated for the portion of the calendar year remaining. The factor used to prorate the LPA is the number of days remaining in the calendar year (not including the Contract Date) divided by the number of days in the calendar year.

If you withdraw less than the LPA in any calendar year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

If your RMD is greater than the LPA for any calendar year, the LPA will be set equal to the RMD for that calendar year as long as calendar year withdrawals are limited to the RMD.

Nonguaranteed Withdrawal
Before your LPA Eligibility Date, a Nonguaranteed Withdrawal is the total amount of any withdrawal, including any withdrawal charge.

On or after your LPA Eligibility Date, a Nonguaranteed Withdrawal is all or a portion of any withdrawal, including any withdrawal charge, that, when combined with your total withdrawals for that calendar year, exceeds your LPA.

If you take a Nonguaranteed Withdrawal, your Benefit Base will immediately decrease by the adjusted Nonguaranteed Withdrawal amount. The adjusted Nonguaranteed Withdrawal amount is defined as the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value), where both values are determined immediately before the Nonguaranteed Withdrawal. The Account Value immediately before the Nonguaranteed Withdrawal means that the Account Value will be reduced by any remaining LPA prior to the calculation.
Taking Nonguaranteed Withdrawals could reduce your future benefits by more than the dollar amount of the Nonguaranteed Withdrawals.

The example below demonstrates how a Nonguaranteed Withdrawal affects the Benefit Base, using the following assumptions:

•	Individual GLWB in effect

•	Benefit Base = $100,000

•	Account Value = $85,000

•	LPA = $5,000

•	One withdrawal is taken during the calendar year = $7,000

•	Withdrawal taken after LPA Eligibility Date

•	No withdrawal charge applies.

The Nonguaranteed Withdrawal amount is $2,000, which is equal to your total calendar year withdrawals ($7,000) minus your LPA ($5,000). The adjusted Nonguaranteed Withdrawal is $2,500:

$2,500 = $2,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 or [$100,000 (Benefit Base immediately before the Nonguaranteed Withdrawal) / $80,000 (Account Value immediately before the Nonguaranteed Withdrawal)]

Your Benefit Base will be reduced by $2,500 to $97,500.

Other Important Facts about Withdrawals

•	You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and your LPA.

•
A withdrawal charge may apply. If you withdraw more than your Free Withdrawal Amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charge will be waived. If you withdraw more than the Free Withdrawal Amount and any portion of the withdrawal is a Nonguaranteed Withdrawal, a withdrawal charge, if any, will be applied on the entire amount that is greater than the Free Withdrawal Amount. See Part 4, “Withdrawal Charge” and Part 5, “Withdrawals." Following is an example of how a withdrawal charge may apply:

Assume:
Individual GLWB in effect
Premium:                        $40,000
Account Value before withdrawal:            $18,000
Withdrawal charge percentage applicable to premium:    6%
Lifetime Payment Amount:                $ 2,000

Case 1: Owner requests withdrawal of $2,000 (LPA)
The Free Withdrawal Amount is calculated as $18,000 x 10% = $1,800. The $2,000 requested withdrawal is greater than the remaining Free Withdrawal Amount; however, it does not exceed the LPA. No withdrawal charge will apply.

Case 2: Owner requests withdrawal of $2,500
The Free Withdrawal Amount is $1,800. Since the requested withdrawal exceeds the LPA, withdrawal charges will apply. After applying the withdrawal first to the Free Withdrawal Amount, this leaves $700 ($2,500 - $1,800), which will be subject to a withdrawal charge of $42 ($700 x 6%).

•	Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.

•	You may not take a withdrawal on your Contract Date.

•
If you request a withdrawal, we will withdraw the total amount you requested from your Account Value, however the amount you receive will be net of tax withholding and withdrawal charge, if applicable.

•	You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.

GLWB Rider Charge
The GLWB Rider charge is a daily charge taken from the Account Value in your Subaccounts. The charge is in addition to the separate account charges for the contract and reduces your Unit Values. The charge varies depending on which GLWB Investment Strategy you choose. The following table shows the effective annual rates for the Rider charge:

GLWB Investment Strategy	Current GLWB Charge	Current GLWB Charge with Total Separate Account Expenses
Strategy 1 – Basic Allocation	0.60%	2.35%
Strategy 2 – Self Style Allocation	0.80%	2.55%

We may increase the annual charge for the GLWB Rider up to the maximum of 1.50%. The maximum GLWB charge with total separate account charges is 3.25% for either GLWB Investment Strategy.

If we do increase the charge, we will give you prior written notice of each increase. If you do not wish to accept an increase, you may elect to either

•	cancel the Rider; or

•
continue the Rider with a reduction in the Withdrawal Percentage as determined by us, effective at the time of the Rider charge increase (may not be available in CA and CT). The maximum reduction in the Withdrawal Percentage is 1.00%, regardless of the number of Rider charge increases.

We do not deduct the Rider charge during the Guaranteed Payment Phase.

The GLWB Rider charge is the same for the Individual GLWB Rider and the Spousal GLWB Rider. The LPA is adjusted downward – by the Spousal Factor of 90% – for the Spousal GLWB Rider instead of an additional charge.

GLWB Investment Strategies
If you purchase a GLWB Rider, you must allocate your premium to only one of the two GLWB Investment Strategies described below. Once you select a GLWB Investment Strategy, you cannot switch to another GLWB Investment Strategy. As a result of the GLWB Rider investment restrictions, you will always have some degree of exposure to the market. You cannot eliminate this exposure even during periods of market volatility. These GLWB Investment Strategies are designed for long-term investors seeking withdrawal guarantees. (Note that the Subaccounts available in the GLWB Investment Strategies are also available without the Rider.)

The GLWB Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLWB Rider. The GLWB Investment Strategies are designed to lower the volatility of returns from your Subaccounts. Subaccounts that are available without limitation (if the GLWB Rider is not selected) may offer the potential for higher returns. Before you select the GLWB Rider, you and your financial representative should carefully consider whether the GLWB Investment Strategies available with the Rider meet your investment objectives and risk tolerance.

GLWB Investment Strategy 1 – Basic Allocation
You must allocate your premium according to one of the three models: Blend, Growth or Value. You may reallocate from one model to another, as discussed below.

Subaccount	Model 1 - Growth	Model 2 - Blend	Model 3 - Value
iShares Core S&P 500 ETF	30%	40%	30%
iShares Core S&P Mid-Cap ETF	10%	10%	10%
iShares Core S&P Small-Cap ETF	5%	5%	5%
iShares International Treasury Bond ETF	5%	5%	5%
iShares S&P 500 Growth ETF	10%
iShares S&P 500 Value ETF			10%
Vanguard Developed Markets Index Fund, ETF Shares	5%	5%	5%
Vanguard Total Bond Market Index Fund, ETF Shares	35%	35%	35%

GLWB Investment Strategy 2 – Self Style Allocation
You may select one or more of the Subaccounts in two or more groups, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each group.

Group 1 Core Fixed Income Minimum 35% Maximum 65%	Group 2 Core Equity Minimum 35% Maximum 65%	Group 3 Non-Core Fixed Income Minimum 0% Maximum 30%	Group 4 Non-Core Equity Minimum 0% Maximum 30%	Group 5 International/Alternative Minimum 0% Maximum 15%
iShares Core U.S. Aggregate Bond ETF	iShares Core S&P 500 ETF	iShares iBoxx $ High Yield Corporate Bond ETF	iShares Core S&P Mid-Cap ETF	iShares International Treasury Bond ETF
iShares Intermediate-Term Corporate Bond ETF	Vanguard Dividend Appreciation Index Fund, ETF Shares	iShares TIPS Bond ETF	iShares Core S&P Small-Cap ETF	Vanguard Developed Markets Index Fund, ETF Shares
Vanguard Total Bond Market Index Fund, ETF Shares	Vanguard Large-Cap Index Fund, ETF Shares	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares	iShares S&P 500 Growth ETF	Vanguard Emerging Markets Stock Index Fund, ETF Shares
		Vanguard Short-Term Bond Index Fund, ETF Shares	iShares S&P 500 Value ETF	Vanguard Real Estate Index Fund, ETF Shares
		Fidelity VIP Government Money Market Portfolio	Vanguard Mega Cap Index Fund, ETF Shares

For more information about these Subaccounts, including information relating to their investment objectives and policies, and the risks of investing, see Part 3, as well as the Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting our Administrative Office listed in the Glossary. You should read the Fund prospectuses carefully before investing.

In addition to your allocation to one of the two GLWB Investment Strategies, you may invest some or all of your initial premium received by us on the Contract Date in the STO. Transfers from the STO to the Subaccounts must be according to GLWB Investment Strategy and allocation you have selected. See Part 3, section titled “The Fixed Account” for more information about the STO.

Subject to required approvals by federal and state authorities, we may add, remove, change, close, substitute or limit investment in the GLWB Investment Strategies or the Subaccounts at any time.

Allocations and Transfers for the GLWB
In addition to the allocation and transfer rules under the contract (See Part 5, section titled "Allocations and Transfers"), the following additional rules and limitations apply to your allocations and transfers:

•	Your one allocation allowed on the contract must meet the requirements of one of the two GLWB Investment Strategies.

•	Your Account Value will be automatically rebalanced to your allocation percentages each contract quarter.

•	You cannot move from one GLWB Investment Strategy to another.

•
In GLWB Investment Strategy 1, you can reallocate your Account Value invested in one model to another model. The reallocation will reset your Account Value to the required percentages for the new model. Each reallocation triggers the 60-day waiting period before you can make another reallocation.

•
In GLWB Investment Strategy 2, you can reallocate your Account Value invested in Strategy 2 as long as your new allocation is within the minimum and maximum allocation percentages for each group. Each reallocation triggers the 60-day waiting period before you can make another reallocation.

Your financial professional or a third party may have offered you asset allocation or investment advisory services related to this annuity contract or Rider for an additional fee to be deducted from your contract.

Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal. Therefore, if you purchase a GLWB Rider, we do not recommend using this annuity contract to pay for such services.

Withdrawal Protection for Required Minimum Distributions
If your contract is a traditional IRA or a SEP IRA, you may be required to withdraw money in order to satisfy minimum distribution requirements imposed by the Tax Code after you reach the qualified age under IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72).

We will calculate the RMD for this annuity contract based on its prior calendar year-end fair market value. We do not consider your other assets or distributions in making this calculation. This is the RMD protected under the GLWB Riders, except if you elect the spousal Rider and your spouse is more than 10 years younger than you. In that case, due to your age difference, you will be required to take your RMD for this annuity contract before the LPA Eligibility Date; if you take your RMD from this contract’s Account Value, each withdrawal will be a Nonguaranteed Withdrawal until the LPA Eligibility Date is reached. You are solely responsible for meeting all requirements of the Tax Code.

After the LPA Eligibility Date, you may take the greater of your LPA or your RMD each calendar year. In the year you turn the qualified age the Tax Code provides that you may take your first RMD prior to April 1st of the following calendar year; however, with a GLWB Rider, you must take your first annual RMD in the calendar year you turn the qualified age in order to avoid a potential Nonguaranteed Withdrawal.

We may make any changes we deem necessary to comply with the tax laws. We are not liable for any tax consequences you incur arising from this contract or your obligations under the Tax Code. You should discuss these matters with your tax advisor prior to electing a GLWB Rider.

Continuation of the Spousal GLWB at Owner’s Death
Married spouses – If your covered spouse is recognized under the Tax Code, including same-sex spouses, he or she will have the option to continue the contract and the GLWB Rider at the time of your death. Your covered spouse will become the owner and Annuitant of the contract and all terms and conditions of the contract continue to apply. See Part 5, section titled “Spousal Continuation.”

Civil Union or Domestic Partners – for civil union or domestic partners as defined by state law, the covered partner may continue to receive the LPA under the terms of the Rider. Due to federal tax laws, however, not all terms of the contract can be applied. If the covered partner wishes to continue receiving the LPA, he or she must elect to treat the contract as an inherited IRA. See Part 5, section titled “Death Benefit.” All provisions of the contract and the GLWB Rider still apply, except (i) the covered partner must take at least the RMD each calendar year (caution: this may cause a Nonguaranteed Withdrawal if the LPA Eligibility Date has not been reached); (ii) the covered partner cannot add premium to the contract; (iii) the Death Benefit available to the beneficiary of the covered partner is limited to the Account Value on the Death Benefit Date; and (iv) the beneficiary of the covered partner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the covered partner as determined by the Tax Code. These restrictions are required by the Tax Code.

Guaranteed Payment Phase
The Guaranteed Payment Phase begins on or after the LPA Eligibility Date if either:

•	Before the Maturity Date, the Account Value reduces to zero (other than as a result of a Nonguaranteed Withdrawal or the voluntary election of an Annuity Option).

•
On the Maturity Date, you elect to continue to receive annual payments equal to the then current LPA through a life only Annuity Option (or joint life if you have elected the Spousal GLWB Rider and both you and your covered spouse are still living.) If you do not elect the LPA Annuity Option, you will automatically receive a single life and 10-year certain Annuity Option under your Contract.

When the contract begins the Guaranteed Payment Phase, we will send you a written notice and any remaining LPA that you have not taken during the current calendar year. (If your contract enters the Guaranteed Payment Phase on the Maturity Date, we will set your Account Value to zero.) Beginning the next calendar year, and in each calendar year during the Guaranteed Payment Phase, you will receive your LPA. The Guaranteed Payment Phase will continue until the death of the owner (or owner and covered spouse if the Spousal GLWB is elected).

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract and the GLWB Rider will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below. We should be notified immediately upon the death of the owner (or covered spouse if the Spousal GLWB is elected).

Cancellation and Termination of Rider
You may cancel the Rider during the first 45 days of each Contract Year beginning on the fifth Contract Anniversary. Upon termination of the Rider, the Rider charge will no longer be assessed. All other charges will remain in effect.

This Rider will terminate automatically on the earliest of the following dates:

1.	for the Individual GLWB Rider, the date you die, and for the Spousal GLWB Rider, the date the later of you or your covered spouse dies;

2.	the date the Account Value equals zero due to a Nonguaranteed Withdrawal;

3.
the date that ownership of the contract or Rider is transferred or the contract, Rider or any benefits under the contract or Rider are assigned unless the new owner assumes full ownership of the contract and is essentially the same person as the current owner (e.g. a change to a court appointed guardian representing the owner during the owner’s lifetime) or the new owner is a covered person;

4.
on the Maturity Date, unless you elect to receive your LPA through a life only Annuity Option, or joint life only Annuity Option if you have elected the Spousal GLWB Rider and your covered spouse is still living;

5.	the date you voluntarily elect an Annuity Option under the contract;

6.	the date you cancel the GLWB Rider; or

7.	the date you surrender the contract.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Rules
The following additional rules apply if you elect a GLWB Rider:

•
You must be between 45 and 80 years old on the Contract Date in order to elect the Individual GLWB Rider. In order to elect the Spousal GLWB Rider, the younger of you or your spouse must be at least 45 years old and the older of you or your spouse must be no more than 80 years old on the Contract Date.

•	The Company may refuse to accept additional premiums on a nondiscriminatory basis at any time.

•	We may require proof that you (or your covered spouse) are living at any time.

•	You cannot switch from an Individual GLWB Rider to a Spousal GLWB Rider or vice versa.

•	Income Plus Withdrawal Program is not available.

•	Choices Plus Required Minimum Distribution Program is not available.

•	Customized Asset Rebalancing Program is not available.

•	Systematic withdrawal of RMD only is not available.

Additional Rules that Apply to the Spousal GLWB Rider

1.	Only your legal spouse (as defined by applicable state law) on the Contract Date may be named as a covered person under the Spousal GLWB Rider.

2.	You must name your spouse as your sole primary beneficiary.

3.	You cannot add or change a spouse as a covered person.

4.
If your marriage is terminated (such as by divorce or dissolution) or your spouse dies, your spouse is automatically removed as a covered person. If you subsequently remarry, you cannot add the new spouse.

5.	You must provide us with notice of the divorce or termination of marriage.

6.
Once the spouse is removed as a covered person, lifetime withdrawals under the Spousal GLWB Rider are no longer guaranteed for the lives of both you and your spouse. (If a spouse is removed, you can name a new beneficiary to receive the Death Benefit.)

7.	If a spouse is removed and is no longer a covered person, the LPA Eligibility Date and the Age Based Percentage are still based on the younger of you or your (now removed) spouse.

8.	If a spouse is removed and is no longer a covered person, the Spousal Factor of 90% will continue to apply to your LPA calculation.

Should You Purchase the GLWB Rider?
The addition of a GLWB Rider to your annuity contract may not be right for you. For example:

•	if you are purchasing the GLWB Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;

•	if you do not expect to take withdrawals while this Rider is in effect, you do not need a GLWB Rider because the benefit is accessed through withdrawals; or

•
if you are likely to need to take withdrawals prior to your LPA Eligibility Date or in an amount that is greater than the LPA or RMD for this contract only, you should carefully evaluate whether a GLWB Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Benefit Base.

•	If your spouse is 10 or more years younger than you, the Spousal GLWB Rider may not be suitable for you.

Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if a GLWB Rider is suitable for your needs.

Examples
Please see Appendix C for hypothetical examples that illustrate how the GLWB Riders work.

Part 7 – Voting Rights

How Fund Shares Are Voted

Integrity Life is the legal owner of the Fund shares held by the Separate Account. As a shareholder, we have the right to vote on certain matters with respect to the Funds. Among other things, we may vote to elect the Fund’s Board of Directors, to ratify the selection of independent auditors, and on any other matters described in a current prospectus or statement of additional information for each Fund, or any matter requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we will give you the opportunity to tell us how to vote the number of shares attributable to the Units in your contract. We will send you proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all contract owners, we will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal. We may vote any shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, as we deem appropriate. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares in our own right or to restrict contract owner voting, we may do so.

Fund shares are sold to investors other than us. Therefore, the shares voted by all shareholders will dilute the effect of voting instructions received by us from our contract owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Funds that correspond to the Subaccounts in which you are invested on the record date set by the Trust. We determine the number of shares you vote by dividing your Account Value in each Subaccount by the total value of assets in the Subaccount multiplied by the number of shares in the Subaccount.

Part 8 – Tax Aspects of the Contract

Tax Status of the Contract

This contract is only available as a traditional IRA, Roth IRA, or SEP IRA. If you were able to purchase this contract as other than an IRA, the contract would not satisfy the diversification requirements under federal tax law to be treated as an annuity contract for federal income tax purposes, and you would be currently taxed on your investment and gain.

Variable annuity contracts (other than certain pension and qualified retirement plan contracts, including IRAs) are generally not treated as annuities for federal income tax purposes, and thus lose their tax-deferred character, if they do not satisfy certain diversification requirements set forth in Section 817(h) of the Tax Code. Investing in the ETF shares that are "publicly available," i.e., that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements. Accordingly, standing alone, the contract would not be treated as an annuity contract for federal income tax purposes. However, we believe that an individual purchasing a contract as an IRA will not be taxed currently on the investment and gain.

Contracts that qualify as IRAs are not subject to restrictions against investing in publicly available investments if the contracts meet certain requirements set forth by the IRS. We believe this contract will meet those requirements, although there is no guarantee that this will be the case. If this contract is not maintained as an IRA, the taxes on the contributions and any income or gain on the investments will not be deferred (or for a Roth IRA, taxes on the income and gain will not be free from federal income tax) and the tax treatment will be uncertain.

Types of IRAs

Traditional IRAs
Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an IRA. An IRA can be in the form of a trust or custodial account or an annuity. An individual may make annual contributions to an IRA of up to the lesser of the limit specified in the Tax Code ($6,000 for 2019 and subject to annual cost-of-living adjustments for later years) or 100% of compensation includible in the individual's gross income. For an individual age 50 or older, the limit is increased by $1,000. The contributions may be deductible in whole or in part, depending on the individual's income and whether the individual or spouse participates in an employer sponsored retirement plan. Contribution limits set by the Tax Code are cumulative limits that apply to all traditional and Roth IRAs owned by an individual. Distributions from another IRA or certain eligible employer plans may be transferred or "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA are taxed when distributed from the IRA at ordinary income tax rates. A 10% penalty tax (discussed below) generally applies to distributions made before age 59½, subject to certain exceptions. IRAs have minimum distribution rules (also discussed below) that govern the timing and amount of required distributions from traditional IRAs.

SEP IRAs
Section 408 of the Tax Code permits SEP IRAs, which are a type of IRAs that allows employers to contribute to IRAs on behalf of their employees. Employer contributions made to an employee's SEP IRA cannot exceed the lesser of (1) 25% of the employee's compensation, and (2) a limit specified in the Tax Code ($56,000 for 2019, subject to annual cost-of-living adjustments for later years). Distributions from SEP IRAs are subject to the same restrictions and rules that apply to IRA distributions.

Roth IRAs
Section 408A of the Tax Code permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. Only individuals with income below certain amounts specified in the Tax Code may contribute to a Roth IRA. An eligible individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the Tax Code ($6,000 for 2019 and subject to annual cost-of-living adjustments for later years) or 100% of compensation includible in the individual's gross income. For an individual age 50 or older, the limit is increased by $1,000. Contribution limits set by the Tax Code are cumulative limits that apply to all traditional and Roth IRAs owned by an individual. A rollover from, or conversion of, an IRA to a Roth IRA is generally subject to tax on the full amount rolled over or converted.

You should consult a tax advisor before converting amounts to a Roth IRA or combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax (discussed below) may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA or, in general, any other Roth IRA.

Rollovers and Transfers

In many circumstances you may move money tax-free from one IRA to another IRA or from other qualified plans, such as a 401(k) plan or 403(b) tax sheltered annuities, to an IRA by means of a direct rollover or a transfer. You may roll over, directly or indirectly, any eligible rollover distribution. An eligible rollover distribution is defined generally as any distribution of all or part of the balance from a qualified plan, except you cannot roll over the following taxable distributions from a plan or IRA:

•	any distribution that is part of a series of substantially equal payments made over your life expectancy;

•	any distribution made for a specified period of 10 years or more;

•	any distribution that is an RMD; or

•	any hardship distribution.

Also, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and a roll over of an after-tax contribution that had been made to a Roth IRA may be a taxable event.

You can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. Trustee-to-trustee transfers between IRAs are not limited. Rollovers from traditional IRAs to Roth IRAs (“conversions”) are not limited.

Tax laws are complex and your individual situation is unique. You should always consult a tax advisor before you move or attempt to move assets between any IRA or qualified plan and another qualified contract or plan.

Early Distributions

Premature distributions are subject to an additional penalty tax equal to 10% of the amount of any payment from your IRA that is includible in your income. This penalty is in addition to ordinary income tax.

Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:

1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose “disability” is defined in Code Section 72(m)(7));

3)
distributions paid in series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives (or life expectancies) of you and designated beneficiary;

4) distributions made to you after separation from service after attaining age 55 (does not apply to IRAs);

5)
distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to you for amounts paid during the taxable year for medical care (determined without regard to whether you itemize deductions for such taxable year);

6)	distributions to an alternate payee pursuant to a qualified domestic relations order (within the meaning of Code Section 414(p)(1));

7)
distributions from an IRA for the health insurance (as described in Code Section 213)(d)(1)(D)) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the tax year;

9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8));

10)
distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and

11)	distributions made on account of an IRS levy upon a qualified contract.

With respect to 3) above, if the series of substantially equal periodic payments is modified (other than by reason of death or disability) before the close of the 5-year period beginning with the date of the first payment and after you attain age 59 ½, or before you attain age 59 ½, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. You should consult with your tax adviser before taking any partial withdrawals from your Contract.

Required Minimum Distributions (RMD)

For traditional and SEP IRAs, RMDs generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches the qualified age under IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72). The distribution required by April 1 is the distribution required for the year in which the owner actually turns the qualified age. Unless an exemption is otherwise available, you must take distributions for each calendar year after the year the owner turns the qualified age by December 31 of that year. The amount of the RMD is based on the prior year-end fair market value of your contract.

If your contract provides an additional benefit, such as the optional GLWB Rider, the fair market value of your contract may increase by the actuarial present value of the benefit. Therefore, the amount of the RMD you must take may increase.

If you have more than one IRA, the distributions required by the Tax Code for all IRAs in the aggregate may be met by taking distributions from one or more of your IRAs. Please note, however, that only the RMD as defined in the Glossary one time each Contract Year is protected from a withdrawal charge (see Part 5, section titled “Free Withdrawal Amount”) and from being a Nonguaranteed Withdrawal if you have a GLWB Rider (See Part 6, section titled “Withdrawal Protection for Required Minimum Distributions.)

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner's death.

CARES Act

The Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020, contains provisions relaxing certain requirements applicable to distributions from certain retirement plans, individual retirement accounts and individual retirement annuities. Among other things, it waives RMD payments for 2020 from certain types of retirement plans. The CARES Act also waives certain early withdrawal penalties on withdrawals of up to $100,000 by participants in certain types of retirement plans, who meet applicable eligibility requirements (generally that an individual, or an individual’s spouse or dependents has been diagnosed with coronavirus, or the individual has otherwise experienced adverse financial consequences as a result of being quarantined, being furloughed or laid off or having work hours reduced due to such virus, among other things). You should consult your financial or tax advisor for more information about the effect of the CARES Act and for assistance in determining whether you qualify to rely on any of these provisions in connection with your contract.

Inherited IRAs

The death benefit paid under this contract may be extended as an inherited IRA. This occurs if, after the death of the owner, the owner's beneficiary directs that the death proceeds be titled as an inherited IRA. See Part 5, section titled “Death Benefit.” The owner's beneficiary of the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Subaccounts then available under the contract. Separate account charges will continue to apply. The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death. If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached the qualified age for purposes of IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72), if later.

Prior to January 1, 2020, the following rules apply to inherited IRA owners who were beneficiaries designated by the original owner. If the original owner died before the Required Beginning Date, the inherited IRA owner must take RMDs over his or her life expectancy as defined by the Tax Code.  If the owner died after the Required Beginning Date, the inherited IRA owner may choose the longer of his or her life expectancy or the deceased owner’s life expectancy, both as defined by the Tax Code.  (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.) Separate rules apply for non-designated beneficiaries.

The following chart summarizes the date when RMDs must begin and the life used to measure the RMDs under the rules in effect prior to January 1, 2020:

Death of Owner	Spouse	Nonspouse
Before Required Beginning Date
Distributions must begin by the later of (i) 12/31 of year after the calendar year of owner’s death, or (ii) 12/31 of the year when the deceased owner would have reached the qualified age under IRS regulations

RMD based on beneficiary life expectancy.

Distributions must begin by 12/31 of year after the calendar year of owner’s death. RMD based on beneficiary life expectancy.
After Required Beginning Date (Traditional and SEP IRAs only)	Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.	Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.

On or after January 1, 2020, the Setting Every Community Up for Retirement Enhancement Act of 2019 (“SECURE”) changed the RMD rules, dividing the category of designated beneficiaries into two categories - “eligible designated beneficiaries” and non-eligible designated beneficiaries. Inherited IRA owners who are eligible designated beneficiaries are subject to the same rules that were in effect prior to January 1, 2020 as described above. Inherited IRA owners who are non-eligible designated beneficiaries must take RMDs within 10 years of the death of the original owner. An “eligible designated beneficiary” is the owner’s surviving spouse, minor child (until the child reaches the age of majority, at which time the 10-year rule begins to apply), or an individual who is disabled, chronically ill, or not more than 10 years younger than the IRA owner. Separate rules apply for non-designated beneficiaries.

The following chart summarizes the date when RMDs must begin and the life used to measure the RMDs under the rules in effect for designated beneficiaries on and after January 1, 2020:

Death of Owner	Spouse	Other Eligible Designated Beneficiary	Non-Eligible Designated Beneficiary
Before Required Beginning Date
Distributions must begin by the later of (i) 12/31 of the year after the calendar year of owner’s death, or (ii) 12/31 of the year when the deceased owner would have reached the qualified age under IRS regulations.

RMD based on beneficiary life expectancy.
		Distributions must begin by 12/31 of the year after the calendar year of owner’s death. RMD based on beneficiary life expectancy.	Distributions must begin by 12/31 of the year after the calendar year of owner’s death. RMD based on a maximum 10-year period.
After Required Beginning Date (Traditional and SEP IRAs only)	Distributions must begin by 12/31 of the year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.	Distributions must begin by 12/31 of the year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.	Distributions must begin by 12/31 of the year after the calendar year of owner’s death RMD based on a maximum 10-year period.

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.

A tax penalty applies if the inherited IRA owner fails to take the RMD. The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

For more information on inherited IRAs, see IRS Publication 590. Seek independent tax advice.

Federal and State Income Tax Withholding

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office listed in the Glossary.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes. We can also set up reserves for taxes. We receive a tax deduction for dividends received by the Funds.

Transfers among Subaccounts

There will not be any current tax liability if you transfer any part of the Account Value among the Subaccounts of your contract.

Seek Tax Advice

Integrity Life does not act as your tax or legal advisor. This discussion of the federal income tax treatment of the contract is not designed to cover all situations and is not intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the IRS and various courts. The IRS or the courts may change their views on the treatment of these contracts. Future legislation may have a negative effect on annuity contracts or IRAs. Also, we have not attempted to consider any applicable state or other tax laws.

Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Option under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor.

You should carefully consider the advantages and disadvantages of owning a variable annuity as an IRA or tax-qualified plan, as well as the costs and benefits of the contract (including the death benefits, income benefits and other non-tax-related benefits), before you purchase the contract as an IRA.

This contract includes an enhanced death benefit and offers an optional living benefit. The IRS requires an actuarial present value of enhanced benefits to be added to the Account Value for purposes of calculating the fair market value of the annuity and determining the RMD.

The IRS has not reviewed the contract for qualification as an IRA and we make no guarantees that the contract will so qualify. Integrity Life does not guarantee the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Part 9 – Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Annuity Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount. The minimum Systematic Withdrawal is $100. If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end. You may specify an account for direct deposit of your Systematic Withdrawals. Direct deposit is required for monthly withdrawals. Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled "Withdrawal Charge") and to income tax and a 10% tax penalty if you are under age 59½. See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may terminate or change the Systematic Withdrawal Program at any time.

Cyber Security and Certain Business Continuity Risks
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, the underlying funds, the principal underwriter and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of policy transactions, including the processing of orders with the underlying funds; cause the release and possible destruction of confidential customer or business information; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future. In addition to cyber security risks, we are subject to business interruption risks caused by catastrophes, both natural and man-made, including those associated with pandemics, terrorist attacks, fires or inclement weather events. Such events may cause systems upon which we rely to be inaccessible to our employees, customers, service providers or intermediaries for an extended period of time, causing a negative impact on our ability to provide services and products. These risks also apply to other insurance and financial services companies and businesses.
Anti-Money Laundering
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to government agencies or departments.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½. You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax. See Part 8. Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•	the date you reach age 59½; and

•	five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. We will calculate the amount of the withdrawal, subject to a $100 minimum. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon prior written notice. We may terminate or change the Income Plus Withdrawal Program at any time. This program is not available in connection with the Systematic Withdrawal Program. Withdrawals under this program are subject to a withdrawal charge, if any. See Part 4, section titled "Withdrawal Charge."

This program is not available with a GLWB Rider. See Part 6.

Choices Plus Required Minimum Distribution (RMD) Program

We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your IRA after you attain the qualified age under IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72). The Tax Code requires that you take minimum distributions beginning on or before April 1 of the calendar year following the calendar year in which you turn the qualified age. The distribution required by April 1 is the distribution required for the year you actually turn the qualified age. Unless an exemption is otherwise available, you must take distributions for each calendar year after the year you turn the qualified age by December 31 of that year. These withdrawals are subject to ordinary income tax. See Part 8.

You can choose the Choices Plus RMD Program at any time you have reached the qualified age for purposes of IRS regulations by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. As a convenience, we will calculate the amount of the withdrawals. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to a withdrawal charge, as long as you do not take additional withdrawals. You may end your participation in the program upon prior written notice. We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with a GLWB Rider. See Part 6, section titled "Withdrawal Protection for Required Minimum Distributions."

Systematic Transfer Program

We offer a Systematic Transfer Program where we accept new premiums into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Subaccounts on a monthly or quarterly basis. We will transfer your STO premiums in approximately equal installments of at least $1,000 monthly over a six-month or monthly or quarterly over a one-year period, depending on the options you select. You can only invest in either the six-month or one-year STO at any one time, but not both. If you do not have enough Account Value in the STO to transfer to each Subaccount specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Subaccounts you chose for this program. You cannot transfer Account Value into the STO.

Transfers made under our Systematic Transfer Program do not trigger a 60-day waiting period. See Part 4, section titled “Allocations and Transfers.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict premiums to the program.

This program is available with a GLWB Rider only for the initial premium we received on the Contract Date. See Part 6.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance. Because your different Subaccounts will experience different gains and losses at different times, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to have your investments rebalanced to your allocation percentages periodically. You can choose to rebalance quarterly, semi-annually or annually.

The Account Value in the currently available Subaccounts will automatically be rebalanced back to your allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your allocation. You will receive a confirmation notice after each rebalancing. Subaccounts that are closed to new purchases, and the Fixed Account, are not included in the Customized Asset Rebalancing Program.

Transfers under our Customized Asset Rebalancing Program do not trigger a 60-day waiting period. See Part 4, section titled “Allocations and Transfers.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may end or change the Customized Asset Rebalancing Program at any time. We recommend you consult with your financial professional when establishing your allocation.

This program is not available with a GLWB Rider because quarterly rebalancing is required. See Part 6.

Legal Proceedings

Integrity Life is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity Life.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
Integrity Life Insurance Company
400 Broadway
Cincinnati, OH 45201-3341
ATTN: Request SAI for Integrity Life VAROOM dated May 1, 2020

Appendix A

Financial Information for Separate Account I of Integrity Life

The table below shows the following data for the Subaccounts currently offered: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception. Product sales began January 3, 2011.

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Value and Inception Date
iShares Core S&P 500 ETF (3715) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$51.46 $66.36 8,521	$54.83 $51.46 8,565	$45.83 $54.83 8,621	$41.59 $45.83 10,736	$41.80 $41.59 9,288	$37.45 $41.80 9,094	$28.69 $37.45 9,227	$25.27 $28.69 7,135	$24.95 $25.27 6,119	$25.00 $24.95 0	$25.00 12-21-10
iShares Core S&P 500 ETF – GLWB Investment Strategy 1 (3715E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$48.99 $62.79 121,334	$52.52 $48.99 135,218	$44.17 $52.52 148,667	$40.33 $44.17 177,070	$40.78 $40.33 202,560	$36.76 $40.78 216,093	$28.33 $36.76 226,901	$25.11 $28.33 249,609	$24.95 $25.11 198,035	$25.00 $24.95 0	$25.00 12-21-10
iShares Core S&P 500 ETF – GLWB Investment Strategy 2 (3715E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$48.19 $61.64 9,500	$51.77 $48.19 10,307	$43.63 $51.77 13,348	$39.92 $43.63 16,507	$40.44 $39.92 18,105	$36.54 $40.44 19,603	$28.22 36.54 21,138	$25.06 $28.22 18,403	$24.95 $25.06 15,582	$25.00 $24.95 0	$25.00 12-21-10
iShares Core S&P Mid-Cap ETF (3717) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$44.52 $55.15 4,357	$51.01 $44.52 4,407	$44.66 $51.01 4,468	$37.67 $44.66 5,229	$39.23 $37.67 4,977	$36.41 $39.23 5,943	$27.72 $36.41 6,023	$23.90 $27.72 5,385	$24.87 $23.90 3,684	$25.00 $24.87 0	$25.00 12-21-10
iShares Core S&P Mid-Cap ETF – GLWB Investment Strategy 1 (3717E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$42.38 $52.18 40,927	$48.86 $42.38 43,519	$43.04 $48.86 45,101	$36.53 $43.04 52,190	$38.28 $36.53 62,327	$35.74 $38.28 65,599	$27.38 $35.74 65,945	$23.75 $27.38 74,933	$24.87 $23.75 59,028	$25.00 $24.87 0	$25.00 12-21-10
iShares Core S&P Mid-Cap ETF – GLWB Investment Strategy 2 (3717E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$41.69 $51.23 4,592	$48.17 $41.69 4,726	$42.51 $48.17 5,919	$36.15 $42.51 6,780	$37.96 $36.15 7,913	$35.52 $37.96 7,972	$27.26 $35.52 7,961	$23.70 $27.26 7,178	$24.87 $23.70 6,773	$25.00 $24.87 0	$25.00 12-21-10

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Value and Inception Date
iShares Core S&P Small-Cap ETF (3718) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$48.32 $58.31 2,839	$53.75 $48.32 2,893	$48.35 $53.75 2,959	$38.87 $48.35 3,345	$40.40 $38.87 3,435	$38.87 $40.40 3,420	$27.88 $38.87 5,251	$24.48 $27.88 3,257	$24.74 $24.48 2,019	$25.00 $24.74 0	$25.00 12-21-10
iShares Core S&P Small-Cap ETF – GLWB Investment Strategy 1 (3718E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$46.00 $55.17 19,419	$51.48 $46.00 19,865	$46.60 $51.48 21,273	$37.69 $46.60 24,581	$39.41 $37.69 30,213	$38.16 $39.41 32,250	$27.53 $38.16 31,044	$24.33 $27.53 37,461	$24.73 $24.33 29,360	$25.00 $24.73 0	$25.00 12-21-10
iShares Core S&P Small-Cap ETF – GLWB Investment Strategy 2 (3718E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$45.25 $54.16 2,469	$50.75 $45.25 2,435	$46.03 $50.75 2,862	$37.31 $46.03 3,278	$39.09 $37.31 3,850	$37.92 $39.09 4,019	$27.42 $37.92 4,082	$24.28 $27.42 3,795	$24.73 $24.28 3,366	$25.00 $24.73 0	$25.00 12-21-10
iShares Core U.S. Aggregate Bond ETF (3710) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.95 $28.72 3,483	$27.41 $26.95 3,648	$26.94 $27.41 3,842	$26.77 $26.94 4,020	$27.12 $26.77 4,201	$26.04 $27.12 5,059	$27.04 $26.04 5,246	$26.52 $27.04 7,680	$25.10 $26.52 7,883	$25.00 $25.10 0	$25.00 12-21-10
iShares Core U.S. Aggregate Bond ETF – GLWB Investment Strategy 1 (3710E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.66 $27.17 0	$26.25 $25.66 0	$25.96 $26.25 0	$25.96 $25.96 0	$26.46 $25.96 0	$25.56 $26.46 0	$26.71 $25.56 0	$26.35 $26.71 0	$25.09 $26.35 0	$25.00 $25.09 0	$25.00 12-21-10
iShares Core U.S. Aggregate Bond ETF – GLWB Investment Strategy 2 (3710E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.24 $26.68 17,848	$25.88 $25.24 17,477	$25.64 $25.88 19,872	$25.69 $25.64 20,224	$26.24 $25.69 20,997	$25.40 $26.24 20,447	$26.60 $25.40 20,141	$26.30 $26.60 17,921	$25.09 $26.30 13,258	$25.00 $25.09 0	$25.00 12-21-10
iShares iBoxx $ High Yield Corporate Bond ETF (3713) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$31.33 $35.11 534	$32.54 $31.33 534	$31.22 $32.54 534	$28.02 $31.22 534	$30.03 $28.02 534	$30.00 $30.03 523	$28.85 $30.00 523	$26.33 $28.85 523	$25.27 $26.33 318	$25.00 $25.27 0	$25.00 12-21-10
iShares iBoxx $ High Yield Corporate Bond ETF – GLWB Investment Strategy 1 (3713E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$29.82 $33.22 0	$31.17 $29.82 0	$30.09 $31.17 0	$27.17 $30.09 0	$29.30 $27.17 0	$29.45 $29.30 0	$28.49 $29.45 0	$26.17 $28.49 0	$25.27 $26.17 0	$25.00 $25.27 0	$25.00 12-21-10

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Value and Inception Date
iShares iBoxx $ High Yield Corporate Bond ETF – GLWB Investment Strategy 2 (3713E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$29.34 $32.62 123	$30.73 $29.34 114	$29.72 $30.73 118	$26.90 $29.72 525	$29.06 $26.90 882	$29.27 $29.06 1,642	$28.38 $29.27 1,572	$26.11 $28.38 2,548	$25.27 $26.11 2,202	$25.00 $25.27 0	$25.00 12-21-10
iShares Intermediate-Term Corporate Bond ETF (3711) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$27.24 $30.67 0	$27.94 $27.24 0	$27.46 $27.94 0	$27.05 $27.46 0	$27.38 $27.05 0	$26.83 $27.38 0	$27.39 $26.83 0	$26.04 $27.39 0	$25.06 $26.04 0	$25.00 $25.06 0	$25.00 12-21-10
iShares Intermediate-Term Corporate Bond ETF– GLWB Investment Strategy 1 (3711E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.94 $29.02 0	$26.76 $25.94 0	$26.46 $26.76 0	$26.23 $26.46 0	$26.71 $26.23 0	$26.34 $26.71 0	$27.05 $26.34 0	$25.88 $27.05 0	$25.05 $25.88 0	$25.00 $25.05 0	$25.00 12-21-10
iShares Intermediate-Term Corporate Bond ETF – GLWB Investment Strategy 2 (3711E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.51 $28.49 6,364	$26.38 $25.51 6,412	$26.14 $26.38 7,515	$25.96 $26.14 9,195	$26.49 $25.96 9,224	$26.18 $26.49 9,600	$26.94 $26.18 9,938	$25.83 $26.94 11,042	$25.05 $25.83 8,491	$25.00 $25.05 0	$25.00 12-21-10
iShares International Treasury Bond ETF (3719) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$23.36 $23.81 1,108	$24.41 $23.36 1,098	$22.31 $24.41 1,088	$22.51 $22.31 1,780	$24.70 $22.51 1,151	$25.85 $24.70 1,067	$26.59 $25.85 1,068	$25.65 $26.59 627	$25.72 $25.65 436	$25.00 $25.72 0	$25.00 12-21-10
iShares International Treasury Bond ETF – GLWB Investment Strategy 1 (3719E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$22.24 $22.53 45,947	$23.38 $22.24 45,292	$21.50 $23.38 46,509	$21.83 $21.50 48,762	$24.10 $21.83 52,924	$25.37 $24.10 50,094	$26.27 $25.37 45,011	$25.49 $26.27 38,331	$25.72 $25.49 27,160	$25.00 $25.72 0	$25.00 12-21-10
iShares International Treasury Bond ETF – GLWB Investment Strategy 2 (3719E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$21.87 $22.12 217	$23.05 $21.87 204	$21.24 $23.05 184	$21.61 $21.24 753	$23.90 $21.61 840	$25.22 $23.90 741	$26.16 $25.22 701	$25.44 $26.16 1,533	$25.72 $25.44 1,340	$25.00 $25.72 0	$25.00 12-21-10

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Value and Inception Date
iShares S&P 500 Growth ETF (3714) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$56.24 $72.26 2,884	$57.36 $56.24 2,925	$45.89 $57.36 2,974	$43.73 $45.89 3,015	$42.23 $43.73 3,434	$37.49 $42.23 3,347	$28.70 $37.49 3,369	$25.63 $28.70 1,024	$24.96 $25.63 663	$25.00 $24.96 0	$25.00 12-21-10
iShares S&P 500 Growth ETF – GLWB Investment Strategy 1 (3714E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$53.54 $68.37 9,031	$54.95 $53.54 10,466	$44.22 $54.95 11,482	$42.40 $44.22 14,577	$41.20 $42.40 15,578	$36.80 $41.20 17,151	$28.35 $36.80 18,733	$25.47 $28.35 20,625	$24.96 $25.47 16,402	$25.00 $24.96 0	$25.00 12-21-10
iShares S&P 500 Growth ETF – GLWB Investment Strategy 2 (3714E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$52.67 $67.12 418	$54.16 $52.67 452	$43.68 $54.16 580	$41.97 $43.68 768	$40.87 $41.97 829	$36.57 $40.87 188	$28.23 $36.57 332	$25.42 $28.23 612	$24.96 $25.42 609	$25.00 $24.96 0	$25.00 12-21-10
iShares S&P 500 Value ETF (3716) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$44.76 $57.88 1,445	$50.17 $44.76 1,468	$44.31 $50.17 1,496	$38.44 $44.31 2,234	$40.46 $38.44 1,852	$36.71 $40.46 1,835	$28.39 $36.71 1,885	$24.46 $28.39 1,961	$25.04 $24.46 675	$25.00 $25.04 0	$25.00 12-21-10
iShares S&P 500 Value ETF – GLWB Investment Strategy 1 (3716E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$42.61 $54.77 6,521	$48.06 $42.61 7,677	$42.70 $48.06 8,076	$37.28 $42.70 8,854	$39.47 $37.28 11,093	$36.03 $39.47 11,354	$28.04 $36.03 12,366	$24.31 $28.04 13,836	$25.03 $24.31 10,998	$25.00 $25.03 0	$25.00 12-21-10
iShares S&P 500 Value ETF – GLWB Investment Strategy 2 (3716E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$41.92 $53.77 726	$47.37 $41.92 793	$42.18 $47.37 841	$36.90 $42.18 943	$39.15 $36.90 1,005	$35.81 $39.15 995	$27.92 $35.81 834	$24.25 $27.92 1,457	$25.03 $24.25 1,586	$25.00 $25.03 0	$25.00 12-21-10
iShares TIPS Bond ETF (3712) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.74 $27.40 3,112	$26.58 $25.74 3,144	$26.28 $26.58 3,180	$25.56 $26.28 3,214	$26.48 $25.56 3,248	$26.01 $26.48 4,219	$28.92 $26.01 4,254	$27.63 $28.92 7,293	$25.05 $27.63 4,605	$25.00 $25.05 0	$25.00 12-21-10
iShares TIPS Bond ETF– GLWB Investment Strategy 1 (3712E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$24.51 $25.93 0	$25.46 $24.51 0	$25.33 $25.46 0	$24.78 $25.33 0	$25.83 $24.78 0	$25.54 $25.83 0	$28.57 $25.54 0	$27.45 $28.57 0	$25.05 $27.45 0	$25.00 $25.05 0	$25.00 12-21-10

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Value and Inception Date
iShares TIPS Bond ETF– GLWB Investment Strategy 2 (3712E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$24.11 $25.45 978	$25.10 $24.11 1,056	$25.02 $25.10 1,408	$24.53 $25.02 1,467	$25.62 $24.53 1,878	$25.38 $25.62 2,429	$28.45 $25.38 2,161	$27.39 $28.45 2,676	$25.05 $27.39 1,871	$25.00 $25.05 0	$25.00 12-21-10
Vanguard Developed Markets Index Fund, ETF Shares (3722) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$28.72 $34.60 1,284	$34.30 $28.72 1,276	$27.62 $34.30 1,269	$27.38 $27.62 1,830	$27.97 $27.38 1,321	$30.28 $27.97 1,253	$25.24 $30.28 1,255	$21.07 $25.24 822	$25.25 $21.07 613	$25.00 $25.25 0	$25.00 12-21-10
Vanguard Developed Markets Index Fund, ETF Shares – GLWB Investment Strategy 1 (3722E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$27.35 $32.74 32,616	$32.85 $27.35 34,734	$26,61 $32.85 33,408	$26.55 $26.61 40,966	$27.29 $26.55 43,076	$29.73 $27.29 43,946	$24.93 $29.73 39,457	$20.94 $24.93 41,961	$25.25 $20.94 32,025	$25.00 $25.25 0	$25.00 12-21-10
Vanguard Developed Markets Index Fund, ETF Shares – GLWB Investment Strategy 2 (3722E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.90 $32.14 5,008	$32.38 $26.90 5,084	$26.29 $32.38 5,327	$26.28 $26.29 6,592	$27.06 $26.28 5,896	$29.54 $27.06 5,328	$24.83 $29.54 4,652	$20.89 $24.83 3,018	$25.24 $20.89 2,086	$25.00 $25.24 0	$25.00 12-21-10
Vanguard Dividend Appreciation Index Fund, ETF Shares (3720) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$47.95 $61.06 1,418	$49.85 $47.95 1,466	$41.50 $49.85 5,256	$37.72 $41.50 5,697	$39.15 $37.72 6,209	$36.20 $39.15 7,061	$28.45 $36.20 6,167	$26.06 $28.45 4,664	$25.00 $26.06 5,075	$25.00 $25.00 0	$25.00 12-21-10
Vanguard Dividend Appreciation Index Fund, ETF Shares – GLWB Investment Strategy 1 (3720E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$45.65 $57.78 0	$47.75 $45.65 0	$40.00 $47.75 0	$36.58 $40.00 0	$38.19 $36.58 0	$35.53 $38.19 0	$28.10 $35.53 0	$25.89 $28.10 0	$24.99 $25.89 0	$25.00 $24.99 0	$25.00 12-21-10
Vanguard Dividend Appreciation Index Fund, ETF Shares – GLWB Investment Strategy 2 (3720E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$44.91 $56.72 8,020	$47.07 $44.91 8,633	$39.51 $47.07 9,956	$36.20 $39.51 11,891	$37.88 $36.20 13,994	$35.31 $37.88 13,473	$27.99 $35.31 13,751	$25.84 $27.99 21,318	$24.99 $25.84 16,918	$25.00 $24.99 0	$25.00 12-21-10

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Value and Inception Date
Vanguard Emerging Markets Stock Index Fund, ETF Shares (3721) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$21.67 $25.70 1,065	$25.87 $21.67 1,065	$20.03 $25.87 1,065	$18.17 $20.03 1,065	$21.97 $18.17 1,364	$22.37 $21.97 1,364	$23.91 $22.37 1,397	$20.03 $23.91 2,405	$25.67 $20.03 1,348	$25.00 $25.67 0	$25.00 12-21-10
Vanguard Emerging Markets Stock Index Fund, ETF Shares – GLWB Investment Strategy 1 (3721E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$20.62 $24.32 0	$24.78 $20.62 0	$19.30 $24.78 0	$17.62 $19.30 0	$21.43 $17.62 0	$21.96 $21.43 0	$23.61 $21.96 0	$19.91 $23.61 0	$25.67 $19.91 0	$25.00 $25.67 0	$25.00 12-21-10
Vanguard Emerging Markets Stock Index Fund, ETF Shares – GLWB Investment Strategy 2 (3721E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$20.29 $23.87 3,895	$24.43 $20.29 3,851	$19.06 $24.43 5,114	$17.44 $19.06 5,822	$21.26 $17.44 7,779	$21.82 $21.26 7,282	$23.51 $21.82 7,241	$19.86 $23.51 6,485	$25.67 $19.86 5,696	$25.00 $25.67 0	$25.00 12-21-10
Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares (3723) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$30.45 $34.13 301	$31.54 $30.45 301	$30.48 $31.54 301	$29.48 $30.48 301	$29.73 $29.48 301	$28.11 $29.73 301	$29.22 $28.11 301	$26.87 $29.22 301	$25.11 $26.87 301	$25.00 $25.11 0	$25.00 12-21-10
Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares – GLWB Investment Strategy 1 (3723E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$28.99 $32.30 0	$30.21 $28.99 0	$29.38 $30.21 0	$28.58 $29.38 0	$29.00 $28.58 0	$27.59 $29.00 0	$28.86 $27.59 0	$26.70 $28.86 0	$25.10 $26.70 0	$25.00 $25.10 0	$25.00 12-21-10
Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares – GLWB Investment Strategy 2 (3723E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$28.51 $31.70 59	$29.78 $28.51 333	$29.02 $29.78 349	$28.29 $29.02 677	$28.77 $28.29 671	$27.42 $28.77 676	$28.74 $27.42 664	$26.64 $28.74 798	$25.10 $26.64 753	$25.00 $25.10 0	$25.00 12-21-10
Vanguard Large-Cap Index Fund, ETF Shares (3724) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$50.79 $65.49 1,401	$54.11 $50.79 1,448	$45.14 $54.11 1,505	$41.10 $45.14 1,555	$41.41 $41.10 1,609	$37.17 $41.41 1,609	$28.39 $37.17 1,609	$24.98 $28.39 1,717	$25.07 $24.98 0	$25.00 $25.07 0	$25.00 12-21-10

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Value and Inception Date
Vanguard Large-Cap Index Fund, ETF Shares – GLWB Investment Strategy 1 (3724E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$48.36 $61.97 0	$51.83 $48.36 0	$43.50 $51.83 0	$39.86 $43.50 0	$40.40 $39.86 0	$36.49 $40.40 0	$28.04 $36.49 0	$24.83 $28.04 0	$25.07 $24.83 0	$25.00 $25.07 0	$25.00 12-21-10
Vanguard Large-Cap Index Fund, ETF Shares – GLWB Investment Strategy 2 (3724E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$47.57 $60.83 4,968	$51.09 $47.57 5,220	$42.97 $51.09 6,391	$39.45 $42.97 7,341	$40.07 $39.45 7,852	$36.26 $40.07 7,588	$27.93 $36.26 7,889	$24.78 $27.93 11,655	$25.07 $24.78 10,587	$25.00 $25.07 0	$25.00 12-21-10
Vanguard Mega Cap Index Fund, ETF Shares (3725) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$52.01 $67.02 698	$54.83 $52.01 722	$45.52 $54.83 750	$41.40 $45.52 775	$41.54 $41.40 802	$37.30 $41.54 802	$28.60 $37.30 802	$25.20 $28.60 0	$25.07 $25.20 0	$25.00 $25.07 0	$25.00 12-21-10
Vanguard Mega Cap Index Fund, ETF Shares – GLWB Investment Strategy 1 (3725E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	49.52 $63.42 0	$52.53 $49.52 0	$43.87 $52.53 0	$40.14 $43.87 0	$40.53 $40.14 0	$36.62 $40.53 0	$28.25 $36.62 0	$25.05 $28.25 0	$25.07 $25.05 0	$25.00 $25.07 0	$25.00 12-21-10
Vanguard Mega Cap Index Fund, ETF Shares – GLWB Investment Strategy 2 (3725E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$48.71 $62.25 345	$51.78 $48.71 385	$43.33 $51.78 398	$39.73 $43.33 536	$40.19 $39.73 566	$36.39 $40.19 359	$28.13 $36.39 393	$24.99 $28.13 445	$25.07 $24.99 252	$25.00 $25.07 0	$25.00 12-21-10
Vanguard Real Estate Index Fund, ETF Shares (3726) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$40.86 $51.73 989	$44.26 $40.86 989	$42.95 $44.26 989	$40.24 $42.95 989	$39.99 $40.24 1,185	$31.23 $39.99 1,498	$31.01 $31.23 1,520	$26.89 $31.01 3,148	$25.54 $26.89 1,188	$25.00 $25.54 0	$25.00 12-21-10
Vanguard Real Estate Index Fund, ETF Shares – GLWB Investment Strategy 1 (3726E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$38.90 $48.95 0	$42.40 $38.90 0	$41.39 $42.40 0	$39.02 $41.39 0	$39.02 $39.02 0	$30.65 $39.02 0	$30.63 $30.65 0	$26.72 $30.63 0	$25.54 $26.72 0	$25.00 $25.54 0	$25.00 12-21-10

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Value and Inception Date
Vanguard Real Estate Index Fund, ETF Shares – GLWB Investment Strategy 2 (3726E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$38.26 $48.05 1,410	$41.79 $38.26 1,540	$40.88 $41.79 2,081	$38.62 $40.88 2,406	$38.70 $38.62 2,915	$30.46 $38.70 3,101	$30.50 $30.46 3,478	$26.67 $30.50 3,863	$25.54 $26.67 3,127	$25.00 $25.54 0	$25.00 12-21-10
Vanguard Short-Term Bond Index Fund, ETF Shares (3729) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$23.94 $24.70 0	$24.05 $23.94 0	$24.18 $24.05 0	$24.29 $24.18 0	$24.50 $24.29 0	$24.60 $24.50 0	$25.00 $24.60 0	$10.00 $25.00 0	-	-	$25.00 5-1-12
Vanguard Short-Term Bond Index Fund, ETF Shares – GLWB Investment Strategy 1 (3729E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$22.98 $23.56 0	$23.23 $22.98 0	$23.50 $23.23 0	$23.75 $23.50 0	$24.10 $23.75 0	$24.35 $24.10 0	$24.90 $24.35 0	$10.00 $24.90 0	-	-	$25.00 5-1-12
Vanguard Short-Term Bond Index Fund, ETF Shares – GLWB Investment Strategy 2 (3729E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$22.67 $23.19 527	$22.96 $22.67 523	$23.28 $22.96 531	$23.57 $23.28 499	$23.97 $23.57 503	$24.26 $23.97 0	$24.86 $24.26 0	$10.00 $24.86 0	-	-	$25.00 5-1-12
Vanguard Total Bond Market Index Fund, ETF Shares (3727) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.94 $28.81 7,873	$27.45 $26.94 7,813	$26.98 $27.45 7,753	$26.78 $26.98 11,765	$27.11 $26.78 8,123	$26.05 $27.11 7,620	$27.11 $26.05 7,632	$26.38 $27.11 4,694	$25.07 $26.38 3,207	$25.00 $25.07 0	$25.00 12-21-10
Vanguard Total Bond Market Index Fund, ETF Shares – GLWB Investment Strategy 1 (3727E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.65 $27.26 265,715	$26.30 $25.65 274,764	$26.00 $26.30 286,413	$25.97 $26.00 288,765	$26.45 $25.97 311,661	$25.58 $26.45 323,982	$26.78 $25.58 310,251	$26.21 $26.78 260,800	$25.07 $26.21 185,614	$25.00 $25.07 0	$25.00 12-21-10
Vanguard Total Bond Market Index Fund, ETF Shares – GLWB Investment Strategy 2 (3727E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.23 $26.76 23,213	$25.92 $25.23 23,159	$25.68 $25.92 27,622	$25.71 $25.68 27,061	$26.23 $25.71 29,045	$25.42 $26.23 29,808	$26.67 $25.42 27,492	$26.16 $26.67 27,692	$25.07 $26.16 20,435	$25.00 $25.07 0	$25.00 12-21-10

Subaccount	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Value and Inception Date
Fidelity VIP Government Money Market Portfolio, Initial Class (3730) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.84 $9.86 0	$9.85 $9.84 0	$9.96 $9.85 0	$10.00 $9.96 0	-	-	-	-	-	-	$10.00 9-20-16
Fidelity VIP Government Money Market Portfolio – GLWB Investment Strategy 1 (3730E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.70 $9.66 0	$9.77 $9.70 0	$9.94 $9.77 0	$10.00 $9.94 0	-	-	-	-	-	-	$10.00 9-20-16
Fidelity VIP Government Money Market Portfolio, Initial Class – GLWB Investment Strategy 2 (3730E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.66 $9.60 0	$9.75 $9.66 0	$9.94 $9.75 0	$10.00 $9.94 489	-	-	-	-	-	-	$10.00 9-20-16

Appendix B – Withdrawal Charge Examples

We allow two ways for you to request withdrawals. In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value. This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested. This is the method used unless you request otherwise or unless you have elected one of the GLWB Riders. In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.	any Free Withdrawal Amount (except in the case of a surrender);

2.	premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn (premiums are withdrawn from oldest to youngest);

3.	premiums subject to a withdrawal charge that have not yet been withdrawn (premiums are withdrawn from oldest to youngest);

4.	any gain, interest or other amount that is not considered a premium.

Example Assumptions
Assume one premium is paid, no previous withdrawals have been taken, and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:

Premium:	$50,000

Account Value before withdrawal:	$60,000

Requested withdrawal:	$16,000

Withdrawal charge percentage applicable to the premium:	6%

Taxes are not considered in this example.

Using the First Method
The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge. The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage) / (1 – 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of premium still subject to a withdrawal charge is:

$39,361.70 = $50,000 (premium) - $10,638.30 (portion of withdrawal attributed to premium including the withdrawal charge).

Note, the withdrawal charge does not just apply to the premium withdrawn ($10,000 x 6%). It also applies to the withdrawal charge itself indicated by the (1- 6%) factor in the withdrawal charge formula.

Using the Second Method
The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge. The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of premium still subject to a withdrawal charge is:

$40,000 = $50,000 (premium) - $10,000 (portion of withdrawal attributed to premium including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method. For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

Appendix C

Illustrations of Guaranteed Lifetime Withdrawal Benefit

The following examples demonstrate how the GLWB Riders work, based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Individual GLWB Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as a Nonguaranteed Withdrawal, have been taken, additional premiums have been added and increases to the Withdrawal Percentage and step-ups have been applied. It also illustrates payments for the life of the covered person even though the Account Value has been reduced to zero. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•	The Contract Date is June 27.

•	The Owner’s age on Contract Date is 60 years.

•	The Initial premium was $100,000; additional premiums of $10,000 were paid in calendar years 2 and 10.

•	A Nonguaranteed Withdrawal equal to $776 is taken in calendar year 14.

•	Withdrawals equal to LPA are taken in calendar years 6-13, and calendar years 15+.

•	No withdrawals are taken that would result in withdrawal charges under the contract.

•	The RMD is not higher than the LPA in any calendar year.

•	The Rider remains in effect during the period covered in this example.

	As of January 1 (A)				As of February 10 (B)		As of June 27 (C)		As of October 8 (D)
Calendar Year	Covered Person's Age	Withdrawal Percentage	Benefit Base	LPA	Additional Premium	Benefit Base after Additional Premium	Hypothetical Account Value (E)	Benefit Base after Step-Up	Hypothetical Account Value (E)	Annual Withdrawal	Adjusted Non- Guaranteed Withdrawal	Benefit Base After Withdrawal
1 (F)	60 (F)	4.000% (F)	$100,000 (F)	$2,049 (F)	$100,000 (F)	$100,000 (F)	$100,000(F)	$100,000(F)	$99,625	$0	$0	$100,000
2	61	4.050%(G)	$100,000	$4,050	$10,000 (H)	$110,000	$112,614	$112,614 (I)	$112,485	$0	$0	$112,614
3	62	4.150% (J)	$112,614	$4,673	$0	$112,614	$116,985	$116,985	$117,755	$0	$0	$116,985
4	63	4.250% (J)	$116,985	$4,972	$0	$116,985	$121,300	$121,300	$122,188	$0	$0	$121,300
5	64	4.350% (J)	$121,300	$5,277	$0	$121,300	$119,745	$121,300	$120,719	$0	$0	$121,300
6	65	4.950% (K)	$121,300	$6,004	$0	$121,300	$120,719	$121,300	$120,123	$6,004	$0	$121,300
7	66	4.950%	$121,300	$6,004	$0	$121,300	$109,554	$121,300	$110,171	$6,004	$0	$121,300
8	67	4.950%	$121,300	$6,004	$0	$121,300	$106,250	$121,300	$105,343	$6,004	$0	$121,300
9	68	4.950%	$121,300	$6,004	$0	$121,300	$99,338(L)	$121,300	$99,982	$6,004(L)	$0	$121,300

	As of January 1 (A)				As of February 10 (B)		As of June 27 (C)		As of October 8 (D)
Calendar Year	Covered Person's Age	Withdrawal Percentage	Benefit Base	LPA	Additional Premium	Benefit Base after Additional Premium	Hypothetical Account Value (E)	Benefit Base after Step-Up	Hypothetical Account Value (E)	Annual Withdrawal	Adjusted Non- Guaranteed Withdrawal	Benefit Base After Withdrawal
10	69	4.950%	$121,300	$6,004	$10,000(L)	$121,300	$102,098(L)	$121,300	$102,181	$6,004	$0	$121,300
11	70	4.950%	$121,300	$6,004	$0	$121,300	$97,138	$121,300	$97,727	$6,004	$0	$121,300
12	71	4.950%	$121,300	$6,004	$0	$121,300	$88,053	$121,300	$88,553	$6,004	$0	$121,300
13	72	4.950%	$121,300	$6,004	$0	$121,300	$84,200	$121,300	$83,647	$6,004	$0	$121,300
14	73	4.950%	$121,300	$6,004	$0	$121,300	$78,419	$121,300	$78,981	$6,780 (M)	$1,290 (M)	$120,010(M)
15	74	4.950%	$120,010	$5,940	$0	$120,010	$72,923	$120,010	$73,461	$5,940	$0	$120,010
16	75	4.950%	$120,010	$5,940	$0	$120,010	$70,221	$120,010	$70,531	$5,940	$0	$120,010
17	76	4.950%	$120,010	$5,940	$0	$120,010	$65,236	$120,010	$65,375	$5,940	$0	$120,010
18	77	4.950%	$120,010	$5,940	$0	$120,010	$58,246	$120,010	$58,752	$5,940	$0	$120,010
19	78	4.950%	$120,010	$5,940	$0	$120,010	$50,171	$120,010	$49,888	$5,940	$0	$120,010
20	79	4.950%	$120,010	$5,940	$0	$120,010	$45,705	$120,010	$45,702	$5,940	$0	$120,010
21	80	4.950%	$120,010	$5,940	$0	$120,010	$39,364	$120,010	$38,972	$5,940	$0	$120,010
22	81	4.950%	$120,010	$5,940	$0	$120,010	$34,022	$120,010	$34,012	$5,940	$0	$120,010
23	82	4.950%	$120,010	$5,940	$0	$120,010	$28,914	$120,010	$29,175	$5,940	$0	$120,010
24	83	4.950%	$120,010	$5,940	$0	$120,010	$22,305	$120,010	$22,391	$5,940	$0	$120,010
25	84	4.950%	$120,010	$5,940	$0	$120,010	$15,628	$120,010	$15,559	$5,940	$0	$120,010
26	85	4.950%	$120,010	$5,940	$0	$120,010	$9,330	$120,010	$9,298	$5,940	$0	$120,010
27	86	4.950%	$120,010	$5,940	$0	$120,010	$3,525	$120,010	$3,554	$5,940 (N)	$0	$120,010
28	87	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940	$0	$120,010
29	88	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940	$0	$120,010
30	89	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940	$0	$120,010
31+	90	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940	$0	$120,010

(A)	The covered person's age for each year is as of January 1. Also, on each January 1, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.

(B)
In any year that an additional premium is added, it is assumed to be added on February 10. For purposes of this example, we selected February 10 as the assumed date of additional premium payments. Since premiums may be paid throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(C)	Any step-up is applied on the Contract Anniversary, which is June 27 of each year.

(D)	Any withdrawal is assumed to occur one time per year on October 8. For purposes of this example, we selected October 8 as the assumed date of withdrawals.
Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(E)	The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.

(F)	The first calendar year begins on June 27, the Contract Date. On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000).
The Withdrawal Percentage (4.00%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0%).
Since the covered person is at least age 60 on the date the Rider is issued, the LPA is available. It is calculated as the Withdrawal Percentage multiplied by the Benefit Base:

•	4.0% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,000 (LPA).

Since this is the first calendar year, the LPA is multiplied by a pro rata portion of the calendar year that remains. The pro rata factor is the number of days remaining in the calendar year divided by the total number of days in the calendar year:

•	187 (Days remaining in calendar year) / 365 (Total days in calendar year assuming a non-leap year) x $4,000 (LPA) = $2,049 (1st Year LPA).

(G)
Since no withdrawal was taken in calendar year 1 and since the Contract Date was June 27, the First Year Deferral Percentage is determined as 0.050%. The Withdrawal Percentage (4.050%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•	4.050% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,050 (LPA).

(H)	An additional premium of $10,000 is made during calendar year 2. Since this premium is during the first Contract Year, the Benefit Base is increased by the amount of the premium.

•	$100,000 (Benefit Base) + $10,000 (additional premium amount) = $110,000 Benefit Base after the additional premium.

(I)
In calendar year 2, the Benefit Base increases to $112,614 because the hypothetical Account Value on the Contract Anniversary ($112,614) is larger than the Benefit Base ($110,000). In calendar years 3 and 4, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base. In calendar years 5 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(J)
Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is increased by 0.10%. The Withdrawal Percentage (4.150%) in calendar year 3 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•	4.150% (Withdrawal Percentage) x $112,614 (Benefit Base) = $4,673 (LPA).

Since no withdrawal was taken in calendar year 3, the cumulative Deferral Percentage is again increased by 0.10%. The Withdrawal Percentage (4.250%) in calendar year 4 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.20%) plus the First Year Deferral Percentage (0.050%).
The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•	4.250% (Withdrawal Percentage) x $116,985 (Benefit Base) = $4,972 (LPA).

Since no withdrawal was taken in calendar year 4, the cumulative Deferral Percentage is again increased by 0.10%. The Withdrawal Percentage (4.350%) in calendar year 5 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.30%) plus the First Year Deferral Percentage (0.050%).
The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•	4.350% (Withdrawal Percentage) x $121,300 (Benefit Base) = $5,277 (LPA).

(K)
Since no withdrawal was taken in calendar year 5, the cumulative Deferral Percentage is again increased by 0.10%. The Age Based Percentage has changed to 4.50% because the covered person is now 65. The Withdrawal Percentage (4.950%) in calendar year 6 is equal to the Age Based Percentage (4.50%) plus the cumulative Deferral Percentage (0.40%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•	4.95% (Withdrawal Percentage) x $121,300 (Benefit Base) = $6,004 (LPA).

Because there is a withdrawal during calendar year 6, the Age Based Percentage is locked at 4.50%.

(L)
An additional premium of $10,000 is made during calendar year 10. Since this premium is paid after the first Contract Year, the premium has no impact on the Benefit Base. All premiums received are immediately applied to the Account Value. For this example, we have used hypothetical Account Values in an effort to reflect market fluctuations between -6% and +6% annually. In the case of this $10,000 additional premium in Contract Year 10, the premium was applied to the Account Value, but because the hypothetical Account Value also reflects market losses, the $10,000 additional premium, assumed to be made on February 10, had declined in value by the Contract Anniversary on June 27. The evolution of the hypothetical Account Value can be seen by tracking the Account Value from June 27 of year 9 to year 10. The Account Value goes from $99,338 to $102,098 throughout the year, an increase of $2,760. During that Contract Year, there is a $6,004 withdrawal taken on October 8 and a $10,000 premium applied the following February 10; the premium is $3,996 larger than the withdrawal. That means the market experience resulted in a downward movement of $1,236 ($3,996 - $2,760) throughout the year.

•	$99,338 Account Value on June 27 of year 9

•	- $6,004 Withdrawal on October 8

•	+$10,000 Premium on February 10

•	- $1,236 Market experience

•	= $102,098 Account Value on June 27 of year 10

(M)
In calendar year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,780 amount withdrawn - $6,004 LPA) is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the Nonguaranteed Withdrawal is $72,977, equal to the Account Value before any withdrawal ($78,981) minus the LPA ($6,004). It is calculated as follows:

•	$776 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 1.6622 ($121,300 Benefit Base divided by $72,977 Account Value) = $1,290 (Adjusted Nonguaranteed Withdrawal amount).

The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:

•	$121,300 (Benefit Base) - $1,290 (Adjusted Nonguaranteed Withdrawal amount) = $120,010 Benefit Base after the Nonguaranteed Withdrawal.

(N)
In calendar year 27, the Account Value is reduced to zero after the withdrawal; however, the Benefit Base is greater than zero. Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

Example #2

This example illustrates the Spousal GLWB Rider where withdrawals equal to the LPA as well as Nonguaranteed Withdrawals have been taken and increases to the Withdrawal Percentage have been applied. It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•	The Contract Date is August 8.

•	The covered persons' ages on Contract Date are: owner is 60 and spouse is 57.

•	The Initial premium is $100,000; no additional premiums are paid.

•	Withdrawals equal to LPA are taken in calendar years 4-13.

•	A Nonguaranteed Withdrawal equal to $10,000 in calendar year 3.

•	Full Account Value is withdrawn in calendar year 14.

•	No withdrawals are taken that would result in withdrawal charges under the contract.

•	The RMD is not higher than the LPA in any calendar year.

•	The Rider remains in effect during the period covered in this example.

	As of January 1 (A)					As of August 8 (B)		As of October 8 (C)
Calendar Year	Covered Persons' Ages		Withdrawal Percentage	Benefit Base	LPA	Hypothetical Account Value (D)	Benefit Base after Step-Up	Hypothetical Account Value (D)	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Benefit Base After Withdrawal
	Owner	Spouse
1 (E)	60 (E)	57 (E)	N/A	$100,000 (E)	N/A	$100,000(E)	$100,000(E)	$99,625	$0	$0	$100,000
2	61	58	N/A	$100,000	N/A	$103,610	$103,610(F)	$103,492	$0	$0	$103,610
3	62	59	N/A	$103,610	N/A	$106,597	$106,597	$107,299	$10,000 (G)	$10,000 (G)	$96,597 (G)
4	63	60	4.125% (H)	$96,597	$3,586(H)	$95,353	$96,597	$96,051	$3,586	$0	$96,597
5	64	61	4.125%	$96,597	$3,586	$90,616	$96,597	$91,354	$3,586	$0	$96,597
6	65	62	4.125%	$96,597	$3,586	$87,767	$96,597	$87,334	$3,586	$0	$96,597
7	66	63	4.125%	$96,597	$3,586	$80,398	$96,597	$80,850	$3,586	$0	$96,597
8	67	64	4.125%	$96,597	$3,586	$78,809	$96,597	$78,137	$3,586	$0	$96,597
9	68	65	4.125%	$96,597	$3,586	$74,550	$96,597	$75,033	$3,586	$0	$96,597
10	69	66	4.125%	$96,597	$3,586	$70,018	$96,597	$70,075	$3,586	$0	$96,597
11	70	67	4.125%	$96,597	$3,586	$67,154	$96,597	$67,561	$3,586	$0	$96,597
12	71	68	4.125%	$96,597	$3,586	$61,415	$96,597	$61,764	$3,586	$0	$96,597
13	72	69	4.125%	$96,597	$3,586	$59,341	$96,597	$58,952	$3,586	$0	$96,597
14	73	70	4.125%	$96,597	$3,586	$55,919	$96,597	$56,320	$56,320 (I)	N/A	$0
15	74	71	N/A	$0	$0	$0	$0	$0	$0	$0	$0

(A)
The covered persons' ages for each year are as of January 1. Also, each January 1 on or after the LPA Eligibility Date, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.

(B)	Any applicable step-up is applied on the Contract Anniversary, which is August 8 of each year.

(C)
Any applicable withdrawal is assumed to occur one time per year on October 8. For purposes of this example, we selected October 8 as the assumed date of withdrawals. Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(D)	The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.

(E)
The first calendar year begins on August 8, the Contract Date. On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000). Since the LPA is not available until the LPA Eligibility Date, the Withdrawal Percentage and the LPA are not applicable.

(F)
In calendar year 2, the Benefit Base increases to $103,610 because the hypothetical Account Value on the Contract Anniversary ($103,610) is larger than the Benefit Base ($100,000). In calendar year 3, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base. In calendar years 4 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(G)
In calendar year 3, a Nonguaranteed Withdrawal in the amount of $10,000 is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 or the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. It is calculated as follows:

•	$10,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 0.9935 ($106,597 Benefit Base divided by $107,299 Account Value) = $10,000 (Adjusted Nonguaranteed Withdrawal amount).

The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:

•	$106,597 (Benefit Base) - $10,000 (Adjusted Nonguaranteed Withdrawal amount) =$96,597 Benefit Base after the Nonguaranteed Withdrawal.

(H)
January 1 of calendar year 4 is the LPA Eligibility Date; thus, the LPA is now available. Since no withdrawal was taken in calendar year 1 and since the Contract Date was August 8, the First Year Deferral Percentage is 0.025%. Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is 0.10%. The Age Based Percentage (4.00%) is based on the age of the younger covered person. The Withdrawal Percentage (4.125%) is equal to the Age Based Percentage (4.00%) plus the Cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.025%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base multiplied by the Spousal Factor:

•	4.125% (Withdrawal Percentage) x $96,597 (Benefit Base) x 90% (Spousal Factor) = $3,586 (LPA).

Because there is a withdrawal during calendar year 4, the Age Based Percentage is locked at 4.0%.

(I)	A Nonguaranteed Withdrawal reduces the Account Value to zero in calendar year 14 and the Rider and annuity contract terminate.

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To request a copy of the Statement of Additional Information for the Integrity Life VAROOM variable annuity dated May 1, 2020, remove this page and mail it to us at the Administrative Office listed in the Glossary.

Name:____________________________ Phone:____________________________	Address:______________________________ ______________________________________

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2020

VAROOM® and VAROOM® II Deferred Flexible Premium Variable Annuities
Issued By Integrity Life Insurance Company
Through Separate Account I of Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the applicable variable annuity prospectus dated May 1, 2020.

A copy of the prospectuses to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

General Information and History

Integrity Life Insurance Company (Integrity) is an Ohio life insurance company organized on May 3, 1966. Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202. Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888. WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration
Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts). Integrity has entered into a Service Agreement with WSLIC to provide certain services, including administrative services for the Separate Account and the Contracts. Compensation for these services, which is paid by Integrity, is based on the charges and expenses incurred by WSLIC, and will reflect actual costs to the extent reasonably possible.

Custodian
Mid Atlantic Trust Company (MATC), 330 South Poplar, Suite 103, Pierre, SD 57501, is the custodian for the exchange-traded funds (ETFs) held by the Subaccounts. MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account. MATC also facilitates execution of the purchase and sale of the ETFs through broker-dealers.

Underwriter
Touchstone Securities, Inc. (Touchstone Securities), 400 Broadway, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of Integrity, is the principal underwriter of the Contracts. Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA). The Contracts are offered through Touchstone Securities on a continuous basis. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, for all variable annuity contracts issued by Integrity was $4,673,764 in 2019, $4,798,026 in 2018, and $6,186,777 in 2017. Touchstone Securities did not retain distribution allowances during these years.

Sales
The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our variable annuity contracts in the form of commissions and other incentives. We may make payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers' sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could create a conflict of interest between the firm or representative and the customer. These payments could provide incentive to a firm or representative to recommend a Contract that is not in a customer’s best interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and its wholly owned subsidiary National Integrity Life Insurance Company during the last calendar year.

American Portfolio Financial Services	Huntington Investment Company, Inc.
Ann Arbor Annuity Exchange, Inc.	Infinex Investments, Inc.
Arvest Investments, Inc.	LPL Financial LLC
Ash Brokerage	M&T Securities, Inc.
BMO Harris	PNC Investments, LLC
Cetera Investment Services	The Marketing Alliance, Inc.
Commerce Brokerage Services, Inc.	Zenith Marketing Group
Crump Life Insurance Services, Inc.
Cuso Financial Services
Fifth Third Securities, Inc.
Financial Independence Group, Inc.

Performance Data and Illustrations

We may provide performance information and illustrations using performance information. Performance information may be based on historical returns of the subaccounts. At any time in the future, performance will likely be higher or lower than in the past. Historical performance does not predict future results.

Performance Data
In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the subaccounts. The money market option may also from time to time include the yield and effective yield of its units. Performance information is computed separately for each subaccount in accordance with the formulas described below.

Total return reflects all aspects of the return of a subaccount, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis. Performance represents annualized percentage change in net assets of a subaccount, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown. Premium taxes, if applicable, are not reflected.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the subaccount over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

2

Investors should realize that a subaccount's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a subaccount during any portion of the period shown. Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the subaccount inception date, which represents the date the subaccount was available in the Contract. Standardized returns reflect the deduction of all Contract expenses, including underlying fund expenses, the annual separate account charges and the withdrawal charge. The cost of the optional guaranteed lifetime withdrawal benefit rider is not included. If the cost of the rider were included, the returns would be lower.

Non-standardized returns are calculated from the fund inception date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract. Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include Contract expenses. Two sets of non-standardized returns may be presented, each reflecting the deduction of underlying fund expenses and the annual separate account charge. One set also reflects the withdrawal charge. The cost of the guaranteed lifetime withdrawal benefit rider is not included. If the cost of the rider were included, the returns would be lower.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the subaccount over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a subaccount over a stated period of time, not taking into account capital gains or losses, or any withdrawal charge. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option. Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations
Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations. The illustrations may include contract values and returns for some or all of the subaccounts. Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple subaccounts using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

3

Distributions From Tax-Favored Qualified Retirement Programs

Distributions from qualified plans are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of qualified plans, including Roth IRAs. You should consult with your tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Internal Revenue Code provides that any amount received under a qualified contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:

1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose “disability” is defined in Code Section 72(m)(7);

3)
distributions paid in series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives (or life expectancies) of you and designated beneficiary;

4) distributions made to you after separation from service after attaining age 55 (does not apply to IRAs);

5)
distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to you for amounts paid during the taxable year for medical care (determined without regard to whether you itemize deductions for such taxable year);

6)	distributions to an alternate payee pursuant to a qualified domestic relations order (within the meaning of Code Section 414(p)(1));

7)
distributions from an IRA for the health insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the tax year;

9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8));

10)
distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and

11)	distributions made on account of an IRS levy upon a qualified contract.

With respect to 3) above, if the series of substantially equal periodic payments is modified (other than by reason of death or disability) before the close of the 5-year period beginning with the date of the first payment and after you attain age 59 ½, or before you attain age 59 ½, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. You should consult with your tax adviser before taking any partial withdrawals from your Contract.

Participants in qualified plans (other than IRAs), with the exception of five-percent owners, generally must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches the qualified age under IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72) or (ii) the calendar year in which the participant retires. Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches the qualified age under IRS regulations. Owners of Roth IRAs are not required to take distributions during their lifetime. Distributions from certain TSA plans can be deferred until age 75. After death, distribution rules apply to traditional and Roth IRAs. If you do not take mandatory distributions, you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

Distributions from qualified plans (other than traditional IRAs) in the form of a lump sum settlement, partial withdrawal, or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or traditional IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount

4

allocable to after-tax contributions. All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

The Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020, contains provisions relaxing certain requirements applicable to distributions from certain retirement plans, individual retirement accounts and individual retirement annuities. Among other things, it waives required minimum distribution payments for 2020 from certain types of retirement plans.  The CARES Act also waives certain early withdrawal penalties on withdrawals of up to $100,000 by participants in certain types of retirement plans, who meet applicable eligibility requirements (generally that an individual, or an individual’s spouse or dependents has been diagnosed with coronavirus, or the individual has otherwise experienced adverse financial consequences as a result of being quarantined, being furloughed or laid off or having work hours reduced due to such virus, among other things).

We are not permitted to make distributions from a Contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans, which may be funded by the Contract, is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. If you do not fully comply with all rules, which are subject to change, you may suffer adverse tax consequences. You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I of Integrity Life Insurance Company as of December 31, 2019, and for the periods indicated in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 221 East 4th Street, Suite 2900, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon. These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

The statutory-basis financial statements of Integrity Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 221 East 4th Street, Suite 2900, Cincinnati, Ohio 45202, independent auditors, as set forth in their reports included thereon. These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of Integrity from the financial statements of the Separate Account and consider the Integrity statutory-basis financial statements only as they relate to the ability of Integrity to meet its obligations under the Contracts. You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under its guarantee to Integrity policyholders dated March 3, 2000. You should not consider the Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

5

Financial Statements
Separate Account I of Integrity Life Insurance Company
Year Ended December 31, 2019,
With Report of Independent Registered Public
Accounting Firm

Separate Account I
of
Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2019

Report of Independent Registered Public Accounting Firm

The Board of Directors of Integrity Life Insurance Company and
The Contract Owners of Separate Account I of Integrity Life Insurance Company

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in Appendix A that comprise Separate Account I of Integrity Life Insurance Company (the Separate Account), as of December 31, 2019, the related statements of operations and the statements of changes in net assets for each the periods indicated in Appendix A, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2019, the results of its operations and changes in its net assets for each of the periods indicated in Appendix A, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1993.
Cincinnati, Ohio
April 20, 2020

1

Appendix A
Subaccounts comprising Separate Account I of Integrity Life Insurance Company

Subaccounts	Statement of operations	Statement of change in net assets
American Funds Insurance Series
Non-Affiliated Class 2	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds I.S. Managed Risk Asset Allocation Fund
Non-Affiliated Class 4
American Funds I.S. Bond Fund
American Funds I.S. Capital Income Builder Fund
American Funds I.S. Global Growth Fund
American Funds I.S. Growth Fund
American Funds I.S. Growth-Income Fund
American Funds I.S. New World Fund

BlackRock Variable Series Funds
Non-Affiliated Class 3
BlackRock Capital Appreciation V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund

Columbia Funds Variable Portfolios
Non-Affiliated Class 1
Columbia VP - Select Mid Cap Value Fund
Non-Affiliated Class 2
Columbia VP - Small Cap Value Fund

DWS Investments VIT Funds
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund

Fidelity Variable Insurance Products
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Government Money Market

2

Subaccounts	Statement of operations	Statement of change in net assets
Non-Affiliated Service Class:	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Disciplined Small Cap Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Freedom 2010 Portfolio
Fidelity VIP Freedom 2015 Portfolio
Fidelity VIP Freedom 2020 Portfolio
Fidelity VIP Freedom 2025 Portfolio
Fidelity VIP Freedom 2030 Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Target Volatility Portfolio

Franklin Templeton VIP Trust
Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Non-Affiliated Class 2:
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Small Cap Value VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund

3

Subaccounts	Statement of operations	Statement of change in net assets
Rydex Variable Trust (Guggenheim Variable Insurance Funds)	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund
Guggenheim VT Multi-Hedge Strategies Fund
Guggenheim VT Long Short Equity Fund

iShares Trust
ETF Shares:
iShares® Core S&P 500 ETF
iShares® Core S&P Mid-Cap ETF
iShares® Core S&P Small-Cap ETF
iShares® Core U.S. Aggregate Bond ETF
iShares® iBoxx $ High Yield Corporate Bond ETF
iShares® Intermediate-Term Corporate Bond ETF
iShares® International Treasury Bond ETF
iShares® S&P 500 Growth ETF
iShares® S&P 500 Value ETF
iShares® TIPS Bond ETF

Invesco (AIM) Variable Insurance Funds
Non-Affiliated Class 2:
Invesco V.I. American Franchise Fund
Invesco V.I. American Value Fund
Invesco V.I. Comstock Fund
Invesco V.I. International Growth Fund
Invesco V.I. Mid Cap Growth Fund

JPMorgan Insurance Trust
Non-Affiliated Class 1:
JP Morgan IT Mid Cap Value

Morgan Stanley Variable Insurance Funds, Inc.
Non-Affiliated Class 1:
Morgan Stanley VIF Emerging Markets Debt Portfolio
Morgan Stanley VIF U.S. Real Estate Portfolio
Non-Affiliated Class 2:
Morgan Stanley VIF Emerging Markets Debt Portfolio
Morgan Stanley VIF Emerging Markets Equity Portfolio
Morgan Stanley VIF U.S. Real Estate Portfolio

4

Subaccounts	Statement of operations	Statement of change in net assets
Pimco Variable Insurance Trust	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Advisor Class:
PIMCO VIT All Asset Portfolio
PIMCO VIT International Bond Portfolio (US Dollar Hedged)
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Low Duration Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio

Northern Lights Variable Trust
Non-Affiliated Class 3:
TOPS® Managed Risk Moderate Growth ETF Portfolio

Touchstone Variable Series Trust
Affiliated (*Service Class):
*Touchstone VST Aggressive ETF Fund
*Touchstone VST Conservative ETF Fund
*Touchstone VST Moderate ETF Fund

The Vanguard Index Funds
ETF Shares:
Vanguard® Developed Markets Index Fund, ETF Shares
Vanguard® Dividend Appreciation Index Fund, ETF Shares
Vanguard® Emerging Markets Stock Index Fund, ETF Shares
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares
Vanguard® Large-Cap Index Fund, ETF Shares
Vanguard® Mega Cap Index Fund, ETF Shares
Vanguard® Real Estate Index Fund, ETF Shares
Vanguard® Short-Term Bond Index Fund, ETF Shares
Vanguard® Total Bond Market Index Fund, ETF Shares
Fidelity Variable Insurance Products	For the period from July 12, 2019 (commencement of operations) through December 31, 2019
Non-Affiliated Service Class 2:
Fidelity VIP Bond Index Portfolio
Fidelity VIP Extended Market Index Portfolio
Fidelity VIP International Index Portfolio
Fidelity VIP Total Market Index Portfolio

5

Subaccounts	Statement of operations	Statement of change in net assets
Touchstone Variable Series Trust	For the period from January 1, 2019 through July 11, 2019	For the year ended December 31, 2018 and the period from January 1, 2019 through July 11, 2019
Affiliated:
Touchstone VST Active Bond Fund
Touchstone VST Focused Fund
Touchstone VST Large Cap Core Equity Fund
Touchstone Variable Series Trust	For the period from July 12, 2019 (commencement of operations) through December 31, 2019
Affiliated (*Service Class):
*Touchstone VST Bond Fund
*Touchstone VST Common Stock Fund

6

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities
December 31, 2019

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value Range (Lowest to Highest)			Units Outstanding
Affiliated:
Touchstone VST Aggressive ETF Fund	$13,220,745	$—	$13,220,745	$18.17	to	$27.04	580,668
Touchstone VST Bond Fund (b)	13,329,328	1	13,329,329	10.17	to	10.20	1,309,802
Touchstone VST Common Stock Fund (b)	36,937,652	(1)	36,937,651	10.78	to	10.83	3,422,683
Touchstone VST Conservative ETF Fund	8,958,252	1	8,958,253	14.74	to	20.20	522,903
Touchstone VST Moderate ETF Fund	10,042,891	3	10,042,894	16.70	to	23.36	545,378
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	2,096,286	1	2,096,287	20.72	to	33.67	76,998
Fidelity VIP Overseas Portfolio	1,860,425	1	1,860,426	11.80	to	43.36	58,994
Fidelity VIP Equity-Income Portfolio	9,353,703	(1)	9,353,702	30.20	to	104.60	126,873
Fidelity VIP Growth Portfolio	6,738,330	(1)	6,738,329			170.74	39,465
Fidelity VIP High Income Portfolio	619,208	(1)	619,207			31.63	19,576
Fidelity VIP Asset Manager Portfolio	3,142,068	—	3,142,068			61.33	51,236
Fidelity VIP Contrafund® Portfolio	14,516,935	1	14,516,936	49.10	to	99.83	195,055
Fidelity VIP Index 500 Portfolio	6,097,604	(2)	6,097,602	23.34	to	82.02	154,016
Fidelity VIP Investment Grade Bond Portfolio	2,604,096	—	2,604,096	12.41	to	43.74	113,471
Fidelity VIP Government Money Market	7,004,386	1	7,004,387	9.53	to	10.17	713,296
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	215,556	—	215,556			24.32	8,865
Fidelity VIP Growth Portfolio	648,111	—	648,111	27.07	to	27.92	23,751
Fidelity VIP High Income Portfolio	191,057	1	191,058			17.43	10,960
Fidelity VIP Asset Manager Portfolio	39,117	(2)	39,115			19.05	2,053
Fidelity VIP Contrafund® Portfolio	855,416	1	855,417			36.04	23,736
Fidelity VIP Balanced Portfolio	154,199	—	154,199			23.97	6,434
Fidelity VIP Mid Cap Portfolio	2,856,293	2	2,856,295	69.08	to	72.02	40,874
Fidelity VIP Overseas Portfolio	29,163	—	29,163			18.38	1,587
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	2,258,422	1	2,258,423	15.41	to	21.78	122,674
Fidelity VIP Balanced Portfolio	7,611,640	(3)	7,611,637	18.93	to	27.34	327,332
Fidelity VIP Bond Index Portfolio (b)	14,821	—	14,821	10.15	to	10.16	1,459
Fidelity VIP Contrafund® Portfolio	34,891,533	(1)	34,891,532	21.59	to	38.23	1,352,602
Fidelity VIP Disciplined Small Cap Portfolio	2,159,241	1	2,159,242	17.34	to	18.61	121,251
Fidelity VIP Equity-Income Portfolio	5,496,433	2	5,496,435	15.62	to	26.32	297,253
Fidelity VIP Freedom 2010 Portfolio	592,252	2	592,254	15.06	to	15.97	38,822
Fidelity VIP Freedom 2015 Portfolio	886,018	(5)	886,013	15.41	to	16.59	57,052
Fidelity VIP Freedom 2020 Portfolio	4,641,695	(5)	4,641,690	15.45	to	17.39	296,203
Fidelity VIP Freedom 2025 Portfolio	4,986,921	(2)	4,986,919	16.32	to	18.58	301,427
Fidelity VIP Freedom 2030 Portfolio	946,995	(3)	946,992	16.36	to	17.45	56,459
Fidelity VIP Growth Portfolio	13,650,345	4	13,650,349	24.68	to	32.59	496,096
Fidelity VIP High Income Portfolio	7,301,745	2	7,301,747	14.81	to	23.14	354,251
Fidelity VIP Index 500 Portfolio	45,455,785	—	45,455,785	21.89	to	32.38	2,001,840
Fidelity VIP International Index Portfolio (b)	1,928	—	1,928	10.63	to	10.63	181
Fidelity VIP Investment Grade Bond Portfolio	34,873,519	—	34,873,519	12.12	to	19.32	2,436,589
Fidelity VIP Mid Cap Portfolio	8,649,515	(1)	8,649,514	19.17	to	44.95	313,133
Fidelity VIP Overseas Portfolio	2,924,881	1	2,924,882	11.24	to	22.72	207,343
Fidelity VIP Target Volatility Portfolio	3,155,283	3	3,155,286	13.28	to	13.65	236,240
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund (a)	1,678,353	(2)	1,678,351	18.69	to	19.82	87,763
Franklin Growth and Income VIP Fund	1,788,591	2	1,788,593	30.35	to	30.96	58,927
Franklin Income VIP Fund	4,269,299	(1)	4,269,298	28.62	to	29.19	149,056
JP Morgan IT Mid Cap Value	437,445	1	437,446	25.85	to	39.09	12,203
Morgan Stanley VIF Emerging Markets Debt Portfolio	312,498	(2)	312,496	17.79	to	30.46	10,892
Morgan Stanley VIF U.S. Real Estate Portfolio	1,535,303	(2)	1,535,301	16.83	to	48.65	37,268
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	5,606,225	—	5,606,225	13.11	to	13.61	424,723
Columbia VP – Small Cap Value Fund	3,151,444	(2)	3,151,442	27.02	to	29.05	114,209
Franklin Growth and Income VIP Fund	7,787,229	—	7,787,229	17.39	to	30.90	343,524
Franklin Income VIP Fund	20,518,354	(4)	20,518,350	15.12	to	29.12	1,096,446
Franklin Large Cap Growth VIP Fund	5,500,406	(1)	5,500,405	21.24	to	34.94	213,835
Franklin Mutual Shares VIP Fund	21,559,548	6	21,559,554	14.25	to	28.81	1,302,880
Franklin Small Cap Value VIP Fund	1,611,837	3	1,611,840	18.66	to	23.32	83,742
Invesco V.I. American Franchise Fund	3,118,915	2	3,118,917	25.61	to	40.37	111,925
Invesco V.I. American Value Fund	8,987,610	(3)	8,987,607	18.70	to	20.96	468,079
Invesco V.I. Comstock Fund	11,117,453	6	11,117,459	17.19	to	33.68	584,759
Invesco V.I. International Growth Fund	4,592,198	—	4,592,198	13.06	to	13.77	345,615

(a) Name Change. See Note 1.	7
(b) New Underlying Fund. See Note 1.

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities (continued)
December 31, 2019

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value Range (Lowest to Highest)			Units Outstanding
Non-Affiliated Class 2 (continued):
Invesco V.I. Mid Cap Growth Fund	$887,734	$(2)	$887,732	$15.17	to	$15.40	58,010
Templeton Foreign VIP Fund	9,568,268	(5)	9,568,263	9.90	to	22.37	824,477
Templeton Global Bond VIP Fund	3,914,351	3	3,914,354	9.39	to	9.77	414,281
Templeton Growth VIP Fund	2,634,210	6	2,634,216	10.94	to	23.19	152,352
Morgan Stanley VIF Emerging Markets Debt Portfolio	852,407	3	852,410	12.98	to	26.60	50,034
Morgan Stanley VIF Emerging Markets Equity Portfolio	2,861,192	1	2,861,193	9.26	to	39.99	184,197
Morgan Stanley VIF U.S. Real Estate Portfolio	4,308,517	(3)	4,308,514	12.90	to	38.91	297,248
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	14,422,630	(1)	14,422,629	23.16	to	24.41	615,597
BlackRock Global Allocation V.I. Fund	1,299,139	(1)	1,299,138	12.79	to	13.48	99,192
BlackRock High Yield V.I. Fund	737,106	(1)	737,105	12.09	to	12.34	60,312
BlackRock Total Return V.I. Fund	1,614,512	1	1,614,513	10.50	to	10.66	153,434
TOPS® Managed Risk Moderate Growth ETF Portfolio	3,361,585	1	3,361,586	11.87	to	12.24	280,691
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	1,715,873	2	1,715,875	10.47	to	10.68	163,478
American Funds I.S. Capital Income Builder Fund	1,070,887	—	1,070,887	11.16	to	11.45	95,498
American Funds I.S. Global Growth Fund	12,177,284	2	12,177,286	16.67	to	17.30	725,186
American Funds I.S. Growth Fund	7,539,197	(1)	7,539,196	19.82	to	20.56	377,888
American Funds I.S. Growth-Income Fund	20,000,304	5	20,000,309	17.72	to	18.38	1,120,453
American Funds I.S. New World Fund	1,807,760	(1)	1,807,759	12.44	to	12.91	143,054
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	462,987	1	462,988	31.74	to	33.15	14,009
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	1,485,427	(3)	1,485,424	18.57	to	32.13	64,277
Advisor Class:
PIMCO VIT All Asset Portfolio	879,035	(2)	879,033	12.94	to	14.65	62,764
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	47,608	(1)	47,607	10.96	to	11.18	4,300
PIMCO VIT CommodityRealReturn® Strategy Portfolio	1,817,963	(2)	1,817,961	3.90	to	5.46	452,661
PIMCO VIT Long-Term U.S. Government Portfolio	270,943	(2)	270,941	11.34	to	11.77	23,716
PIMCO VIT Low Duration Portfolio	4,714,928	(2)	4,714,926	10.28	to	11.92	415,910
PIMCO VIT Real Return Portfolio	1,055,985	3	1,055,988	10.96	to	12.96	85,550
PIMCO VIT Total Return Portfolio	42,996,108	1	42,996,109	11.85	to	14.84	3,017,517
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	420,803	(1)	420,802	6.12	to	6.49	67,550
Guggenheim VT Multi-Hedge Strategies Fund	263,862	(6)	263,856	8.31	to	10.77	30,402
Guggenheim VT Long Short Equity Fund	188,204	1	188,205	9.62	to	11.94	18,320
ETF Shares:
iShares® Core S&P 500 ETF	89,258,390	2	89,258,392	61.03	to	66.36	1,436,142
iShares® Core S&P Mid-Cap ETF	25,732,602	4	25,732,606	51.23	to	56.56	480,574
iShares® Core S&P Small-Cap ETF	13,454,522	(2)	13,454,520	54.16	to	59.70	237,950
iShares® Core U.S. Aggregate Bond ETF	1,504,739	(4)	1,504,735	25.15	to	28.72	58,029
iShares® iBoxx $ High Yield Corporate Bond ETF	863,317	(1)	863,316	31.71	to	35.11	25,807
iShares® Intermediate-Term Corporate Bond ETF	1,228,146	(1)	1,228,145	27.42	to	29.42	44,435
iShares® International Treasury Bond ETF	11,524,819	—	11,524,819	21.92	to	23.81	516,397
iShares® S&P 500 Growth ETF	9,626,288	(3)	9,626,285	65.11	to	72.26	144,439
iShares® S&P 500 Value ETF	4,115,840	1	4,115,841	53.77	to	59.25	72,982
iShares® TIPS Bond ETF	208,820	(1)	208,819	22.69	to	27.40	8,401
Vanguard® Developed Markets Index Fund, ETF Shares	12,626,263	(2)	12,626,261	32.14	to	38.65	348,672
Vanguard® Dividend Appreciation Index Fund, ETF Shares	2,182,374	(1)	2,182,373	54.62	to	61.06	38,756
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	539,377	(1)	539,376	23.87	to	29.81	19,763
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	229,173	—	229,173	29.76	to	34.13	7,427
Vanguard® Large-Cap Index Fund, ETF Shares	1,836,403	(2)	1,836,401	60.81	to	65.49	29,334
Vanguard® Mega Cap Index Fund, ETF Shares	184,065	(2)	184,063	61.99	to	67.02	2,834
Vanguard® Real Estate Index Fund, ETF Shares	946,338	1	946,339	46.79	to	51.73	19,491
Vanguard® Short-Term Bond Index Fund, ETF Shares	323,818	—	323,818	22.83	to	24.41	14,119
Vanguard® Total Bond Market Index Fund, ETF Shares	84,889,791	—	84,889,791	25.14	to	28.81	3,300,304

(a) Name Change. See Note 1.	8
(b) New Underlying Fund. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations

Year Ended December 31, 2019

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone VST Active Bond Fund (c)	$489,332	$100,051	$389,281	$(83,785)	$—	$443,405	$359,620	$748,901
Touchstone VST Aggressive ETF Fund	215,873	176,672	39,201	384,893	706,188	1,194,989	2,286,070	2,325,271
Touchstone VST Bond Fund (b)	169,947	90,615	79,332	20,222	—	151,766	171,988	251,320
Touchstone VST Common Stock Fund (b)	192,272	234,468	(42,196)	(6,542)	397,598	2,182,361	2,573,417	2,531,221
Touchstone VST Conservative ETF Fund	239,373	150,289	89,084	(175,214)	49,078	1,367,441	1,241,305	1,330,389
Touchstone VST Focused Fund (c)	160,975	184,174	(23,199)	400,104	1,012,298	2,515,905	3,928,307	3,905,108
Touchstone VST Large Cap Core Equity Fund (c)	145,857	96,298	49,559	1,242,316	1,998,101	(1,413,787)	1,826,630	1,876,189
Touchstone VST Moderate ETF Fund	212,816	137,158	75,658	(28,738)	508,812	1,053,561	1,533,635	1,609,293
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	35,175	29,568	5,607	96,691	106,048	238,102	440,841	446,448
Fidelity VIP Overseas Portfolio	29,904	23,622	6,282	10,462	64,953	324,997	400,412	406,694
Fidelity VIP Equity-Income Portfolio	178,110	122,982	55,128	256,599	582,340	1,152,121	1,991,060	2,046,188
Fidelity VIP Growth Portfolio	17,276	93,135	(75,859)	794,765	436,110	731,811	1,962,686	1,886,827
Fidelity VIP High Income Portfolio	30,869	8,680	22,189	(11,106)	—	71,821	60,715	82,904
Fidelity VIP Asset Manager Portfolio	53,675	42,355	11,320	45,166	133,760	288,722	467,648	478,968
Fidelity VIP Contrafund® Portfolio	62,565	188,695	(126,130)	758,858	1,567,209	1,347,998	3,674,065	3,547,935
Fidelity VIP Index 500 Portfolio	111,999	78,993	33,006	433,698	86,896	931,314	1,451,908	1,484,914
Fidelity VIP Investment Grade Bond Portfolio	71,230	36,502	34,728	21,583	—	157,938	179,521	214,249
Fidelity VIP Government Money Market	153,087	104,701	48,386	—	—	—	—	48,386
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	3,842	2,902	940	962	12,496	29,964	43,422	44,362
Fidelity VIP Growth Portfolio	1,016	8,612	(7,596)	39,649	38,851	99,731	178,231	170,635
Fidelity VIP High Income Portfolio	9,154	2,083	7,071	(845)	—	11,670	10,825	17,896
Fidelity VIP Asset Manager Portfolio	636	140	496	(48)	195	1,210	1,357	1,853
Fidelity VIP Contrafund® Portfolio	2,969	11,988	(9,019)	1,247	95,152	124,485	220,884	211,865
Fidelity VIP Balanced Portfolio	2,381	2,096	285	1,598	6,791	20,254	28,643	28,928
Fidelity VIP Mid Cap Portfolio	22,059	39,946	(17,887)	4,957	315,597	243,547	564,101	546,214
Fidelity VIP Overseas Portfolio	576	495	81	3,557	1,199	2,833	7,589	7,670
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	34,636	23,985	10,651	(22,052)	69,969	206,124	254,041	264,692
Fidelity VIP Balanced Portfolio	110,136	91,977	18,159	83,045	311,978	934,652	1,329,675	1,347,834
Fidelity VIP Bond Index Portfolio (b)	226	33	193	—	44	(186)	(142)	51
Fidelity VIP Contrafund® Portfolio	72,677	496,360	(423,683)	149,831	4,106,309	4,917,545	9,173,685	8,750,002
Fidelity VIP Disciplined Small Cap Portfolio	16,390	28,279	(11,889)	(20,747)	169,274	256,655	405,182	393,293
Fidelity VIP Equity-Income Portfolio	91,323	68,310	23,013	27,312	284,610	713,726	1,025,648	1,048,661
Fidelity VIP Freedom 2010 Portfolio	10,793	12,938	(2,145)	22,646	25,361	51,104	99,111	96,966
Fidelity VIP Freedom 2015 Portfolio	15,523	17,281	(1,758)	9,635	85,867	76,467	171,969	170,211
Fidelity VIP Freedom 2020 Portfolio	80,135	65,884	14,251	37,507	239,104	439,631	716,242	730,493
Fidelity VIP Freedom 2025 Portfolio	84,812	70,447	14,365	62,375	131,818	631,562	825,755	840,120
Fidelity VIP Freedom 2030 Portfolio	15,735	12,434	3,301	6,751	30,293	132,791	169,835	173,136

(a) Name Change. See Note 1.	9
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2019

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth Portfolio	$6,035	$166,696	$(160,661)	$334,045	$687,518	$2,239,829	$3,261,392	$3,100,731
Fidelity VIP High Income Portfolio	355,501	99,670	255,831	(4,367)	—	546,210	541,843	797,674
Fidelity VIP Index 500 Portfolio	758,435	622,017	136,418	2,552,716	658,834	7,406,033	10,617,583	10,754,001
Fidelity VIP International Index Portfolio (b)	37	12	25	—	4	88	92	117
Fidelity VIP Investment Grade Bond Portfolio	873,960	496,573	377,387	78,729	—	2,155,981	2,234,710	2,612,097
Fidelity VIP Mid Cap Portfolio	56,150	114,969	(58,819)	(221,434)	908,770	910,037	1,597,373	1,538,554
Fidelity VIP Overseas Portfolio	42,914	40,975	1,939	85,825	110,383	466,563	662,771	664,710
Fidelity VIP Target Volatility Portfolio	41,125	44,282	(3,157)	6,914	76,799	387,264	470,977	467,820
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund (a)	—	21,924	(21,924)	63,629	—	359,448	423,077	401,153
Franklin Growth and Income VIP Fund	48,901	26,008	22,893	188,902	104,147	89,261	382,310	405,203
Franklin Income VIP Fund	233,855	57,511	176,344	44,445	67,266	296,409	408,120	584,464
JP Morgan IT Mid Cap Value	6,661	6,031	630	107,465	27,666	(27,806)	107,325	107,955
Morgan Stanley VIF Emerging Markets Debt Portfolio	16,716	4,356	12,360	(6,439)	—	33,277	26,838	39,198
Morgan Stanley VIF U.S. Real Estate Portfolio	28,983	21,374	7,609	42,310	57,609	133,492	233,411	241,020
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	119,329	79,804	39,525	66,295	218,979	465,144	750,418	789,943
Columbia VP – Small Cap Value Fund	8,178	44,963	(36,785)	(140,209)	267,263	445,182	572,236	535,451
Franklin Growth and Income VIP Fund	156,969	96,998	59,971	144,599	373,184	894,940	1,412,723	1,472,694
Franklin Income VIP Fund	1,090,654	273,774	816,880	32,501	329,638	1,509,847	1,871,986	2,688,866
Franklin Large Cap Growth VIP Fund	—	75,466	(75,466)	247,297	648,405	619,544	1,515,246	1,439,780
Franklin Mutual Shares VIP Fund	375,836	291,205	84,631	(337,628)	2,009,599	2,031,250	3,703,221	3,787,852
Franklin Small Cap Value VIP Fund	14,092	21,119	(7,027)	(75,303)	224,497	182,084	331,278	324,251
Invesco V.I. American Franchise Fund	—	44,379	(44,379)	170,491	436,446	350,022	956,959	912,580
Invesco V.I. American Value Fund	35,137	110,795	(75,658)	(81,732)	624,377	1,126,150	1,668,795	1,593,137
Invesco V.I. Comstock Fund	179,375	148,615	30,760	30,324	1,369,704	683,257	2,083,285	2,114,045
Invesco V.I. International Growth Fund	54,846	59,062	(4,216)	42,831	275,663	637,175	955,669	951,453
Invesco V.I. Mid Cap Growth Fund	—	8,990	(8,990)	3,125	112,692	54,967	170,784	161,794
Templeton Foreign VIP Fund	154,445	130,562	23,883	(55,799)	92,190	933,633	970,024	993,907
Templeton Global Bond VIP Fund	300,791	66,233	234,558	(84,578)	—	(106,150)	(190,728)	43,830
Templeton Growth VIP Fund	72,471	36,406	36,065	(86,050)	497,848	(116,646)	295,152	331,217
Morgan Stanley VIF Emerging Markets Debt Portfolio	48,590	13,429	35,161	(11,772)	—	84,608	72,836	107,997
Morgan Stanley VIF Emerging Markets Equity Portfolio	28,119	38,826	(10,707)	(61,932)	191,527	302,371	431,966	421,259
Morgan Stanley VIF U.S. Real Estate Portfolio	73,957	61,584	12,373	73,610	171,860	369,030	614,500	626,873
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	—	177,756	(177,756)	(3,469)	2,372,452	824,906	3,193,889	3,016,133
BlackRock Global Allocation V.I. Fund	16,048	19,537	(3,489)	(23,417)	51,564	196,261	224,408	220,919
BlackRock High Yield V.I. Fund	33,371	8,898	24,473	(196)	—	53,979	53,783	78,256
BlackRock Total Return V.I. Fund	39,993	23,199	16,794	785	5,544	85,727	92,056	108,850
TOPS® Managed Risk Moderate Growth ETF Portfolio	75,383	54,601	20,782	39,154	153,947	283,615	476,716	497,498

(a) Name Change. See Note 1.	10
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2019

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	$40,781	$24,339	$16,442	$(8,963)	$—	$105,366	$96,403	$112,845
American Funds I.S. Capital Income Builder Fund	23,936	12,466	11,470	5,108	—	112,329	117,437	128,907
American Funds I.S. Global Growth Fund	105,308	174,433	(69,125)	211,829	656,698	2,502,889	3,371,416	3,302,291
American Funds I.S. Growth Fund	38,872	100,412	(61,540)	135,874	715,992	835,395	1,687,261	1,625,721
American Funds I.S. Growth-Income Fund	281,716	287,681	(5,965)	164,849	1,978,401	1,991,837	4,135,087	4,129,122
American Funds I.S. New World Fund	12,845	21,067	(8,222)	33,302	67,236	260,704	361,242	353,020
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	5,853	6,664	(811)	(41,465)	48,186	88,778	95,499	94,688
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	11,642	21,040	(9,398)	(169,852)	128,892	333,924	292,964	283,566
Advisor Class:
PIMCO VIT All Asset Portfolio	24,306	12,136	12,170	(1,353)	—	72,390	71,037	83,207
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	1,497	1,155	342	3,129	910	2,066	6,105	6,447
PIMCO VIT CommodityRealReturn® Strategy Portfolio	77,484	26,724	50,760	(61,662)	—	172,954	111,292	162,052
PIMCO VIT Long-Term U.S. Government Portfolio	7,191	5,246	1,945	(12,669)	—	37,745	25,076	27,021
PIMCO VIT Low Duration Portfolio	169,202	89,900	79,302	5,795	—	74,686	80,481	159,783
PIMCO VIT Real Return Portfolio	16,709	15,243	1,466	(16,760)	—	91,111	74,351	75,817
PIMCO VIT Total Return Portfolio	1,209,655	609,243	600,412	(158,077)	—	2,219,618	2,061,541	2,661,953
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	5,843	9,539	(3,696)	(51,901)	—	98,704	46,803	43,107
Guggenheim VT Multi-Hedge Strategies Fund	9,868	5,969	3,899	5,429	—	5,584	11,013	14,912
Guggenheim VT Long Short Equity Fund	1,149	2,540	(1,391)	(3,901)	—	12,978	9,077	7,686
ETF Shares:
iShares® Core S&P 500 ETF	1,925,217	2,154,071	(228,854)	5,623,041	—	15,150,794	20,773,835	20,544,981
iShares® Core S&P Mid-Cap ETF	422,932	618,535	(195,603)	1,038,449	—	4,086,694	5,125,143	4,929,540
iShares® Core S&P Small-Cap ETF	195,138	320,713	(125,575)	459,986	—	1,904,803	2,364,789	2,239,214
iShares® Core U.S. Aggregate Bond ETF	39,685	37,517	2,168	8,882	—	68,049	76,931	79,099
iShares® iBoxx $ High Yield Corporate Bond ETF	43,832	18,399	25,433	8,025	—	58,285	66,310	91,743
iShares® Intermediate-Term Corporate Bond ETF	43,260	33,350	9,910	15,059	—	108,534	123,593	133,503
iShares® International Treasury Bond ETF	27,613	285,037	(257,424)	(7,734)	—	404,581	396,847	139,423
iShares® S&P 500 Growth ETF	160,573	229,045	(68,472)	574,539	—	1,671,343	2,245,882	2,177,410
iShares® S&P 500 Value ETF	92,243	98,167	(5,924)	269,200	—	715,934	985,134	979,210
iShares® TIPS Bond ETF	3,668	4,705	(1,037)	483	—	12,254	12,737	11,700
Vanguard® Developed Markets Index Fund, ETF Shares	384,861	304,458	80,403	179,436	—	1,854,273	2,033,709	2,114,112
Vanguard® Dividend Appreciation Index Fund, ETF Shares	38,857	52,195	(13,338)	154,990	—	343,357	498,347	485,009
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	17,458	12,833	4,625	17,501	—	62,670	80,171	84,796
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	7,877	5,373	2,504	4,015	—	18,003	22,018	24,522
Vanguard® Large-Cap Index Fund, ETF Shares	35,062	42,530	(7,468)	104,822	—	339,060	443,882	436,414
Vanguard® Mega Cap Index Fund, ETF Shares	3,538	3,788	(250)	4,775	—	36,189	40,964	40,714
Vanguard® Real Estate Index Fund, ETF Shares	32,025	20,980	11,045	16,543	—	166,990	183,533	194,578
Vanguard® Short-Term Bond Index Fund, ETF Shares	8,477	10,067	(1,590)	6,624	—	3,621	10,245	8,655
Vanguard® Total Bond Market Index Fund, ETF Shares	2,292,591	2,120,121	172,470	891,272	—	3,855,767	4,747,039	4,919,509

(a) Name Change. See Note 1.	11
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company
Statement of Changes in Net Assets
For the Year Ended December 31, 2019

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone VST Active Bond Fund (c)	$389,281	$(83,785)	$443,405	$748,901	$322,749	$(1,075,310)	$(12,564,167)	$(58,429)	$(13,375,157)	$(12,626,256)	$12,626,256	$—	63,027	1,018,925	(955,898)
Touchstone VST Aggressive ETF Fund	39,201	1,091,081	1,194,989	2,325,271	496,509	(910,358)	(176,448)	(36,452)	(626,749)	1,698,522	11,522,223	13,220,745	22,849	55,616	(32,767)
Touchstone VST Bond Fund (b)	79,332	20,222	151,766	251,320	984,666	(578,781)	12,731,893	(59,769)	13,078,009	13,329,329	—	13,329,329	1,403,471	93,669	1,309,802
Touchstone VST Common Stock Fund (b)	(42,196)	391,056	2,182,361	2,531,221	160,934	(2,401,746)	36,689,250	(42,008)	34,406,430	36,937,651	—	36,937,651	3,711,685	289,002	3,422,683
Touchstone VST Conservative ETF Fund	89,084	(126,136)	1,367,441	1,330,389	24,803	(2,337,019)	(988,862)	(59,666)	(3,360,744)	(2,030,355)	10,988,608	8,958,253	59,598	266,623	(207,025)
Touchstone VST Focused Fund (c)	(23,199)	1,412,402	2,515,905	3,905,108	377,702	(2,005,757)	(25,923,789)	(27,456)	(27,579,300)	(23,674,192)	23,674,192	—	6,258	980,149	(973,891)
Touchstone VST Large Cap Core Equity Fund (c)	49,559	3,240,417	(1,413,787)	1,876,189	852,195	(1,629,986)	(14,302,486)	(16,397)	(15,096,674)	(13,220,485)	13,220,485	—	16,493	755,400	(738,907)
Touchstone VST Moderate ETF Fund	75,658	480,074	1,053,561	1,609,293	41,051	(1,550,128)	364,501	(30,072)	(1,174,648)	434,645	9,608,249	10,042,894	25,665	87,272	(61,607)
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	5,607	202,739	238,102	446,448	—	(478,637)	(4)	(838)	(479,479)	(33,031)	2,129,318	2,096,287	—	18,061	(18,061)
Fidelity VIP Overseas Portfolio	6,282	75,415	324,997	406,694	—	(162,162)	(14,513)	(1,350)	(178,025)	228,669	1,631,757	1,860,426	37	5,163	(5,126)
Fidelity VIP Equity-Income Portfolio	55,128	838,939	1,152,121	2,046,188	92,408	(1,115,113)	(28,754)	(2,703)	(1,054,162)	992,026	8,361,676	9,353,702	702	17,703	(17,001)
Fidelity VIP Growth Portfolio	(75,859)	1,230,875	731,811	1,886,827	—	(1,393,654)	(83)	(2,240)	(1,395,977)	490,850	6,247,479	6,738,329	14	9,032	(9,018)
Fidelity VIP High Income Portfolio	22,189	(11,106)	71,821	82,904	18,379	(202,729)	143,752	(282)	(40,880)	42,024	577,183	619,207	8,631	9,776	(1,145)
Fidelity VIP Asset Manager Portfolio	11,320	178,926	288,722	478,968	—	(341,558)	4,809	(1,606)	(338,355)	140,613	3,001,455	3,142,068	79	5,937	(5,858)
Fidelity VIP Contrafund® Portfolio	(126,130)	2,326,067	1,347,998	3,547,935	44,945	(1,456,184)	(96,333)	(4,501)	(1,512,073)	2,035,862	12,481,074	14,516,936	461	23,141	(22,680)
Fidelity VIP Index 500 Portfolio	33,006	520,594	931,314	1,484,914	—	(656,106)	43	(2,103)	(658,166)	826,748	5,270,854	6,097,602	2	17,365	(17,363)
Fidelity VIP Investment Grade Bond Portfolio	34,728	21,583	157,938	214,249	—	(352,564)	5	(1,680)	(354,239)	(139,990)	2,744,086	2,604,096	86	16,777	(16,691)
Fidelity VIP Government Money Market	48,386	—	—	48,386	656,376	(2,299,326)	(99,704)	(10,327)	(1,752,981)	(1,704,595)	8,708,982	7,004,387	332,635	511,812	(179,177)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	940	13,458	29,964	44,362	672	(4,809)	1	(63)	(4,199)	40,163	175,393	215,556	27	213	(186)
Fidelity VIP Growth Portfolio	(7,596)	78,500	99,731	170,635	—	(42,511)	(31,106)	(296)	(73,913)	96,722	551,389	648,111	—	2,997	(2,997)
Fidelity VIP High Income Portfolio	7,071	(845)	11,670	17,896	—	(14,370)	54,872	(28)	40,474	58,370	132,688	191,058	3,204	865	2,339
Fidelity VIP Asset Manager Portfolio	496	147	1,210	1,853	—	(317)	34,367	(26)	34,024	35,877	3,238	39,115	1,874	19	1,855
Fidelity VIP Contrafund® Portfolio	(9,019)	96,399	124,485	211,865	1,530	(92,034)	(10,574)	(253)	(101,331)	110,534	744,883	855,417	804	3,844	(3,040)
Fidelity VIP Balanced Portfolio	285	8,389	20,254	28,928	—	(6,724)	(1)	(61)	(6,786)	22,142	132,057	154,199	—	316	(316)
Fidelity VIP Mid Cap Portfolio	(17,887)	320,554	243,547	546,214	—	(308,938)	(82,686)	(953)	(392,577)	153,637	2,702,658	2,856,295	—	6,213	(6,213)
Fidelity VIP Overseas Portfolio	81	4,756	2,833	7,670	—	(8,848)	(1)	—	(8,849)	(1,179)	30,342	29,163	—	490	(490)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	10,651	47,917	206,124	264,692	1,400	(160,102)	651,324	(3,855)	488,767	753,459	1,504,964	2,258,423	34,733	8,697	26,036
Fidelity VIP Balanced Portfolio	18,159	395,023	934,652	1,347,834	304,093	(615,192)	611,928	(12,678)	288,151	1,635,985	5,975,652	7,611,637	45,838	33,195	12,643
Fidelity VIP Bond Index Portfolio (b)	193	44	(186)	51	—	—	14,770	—	14,770	14,821	—	14,821	1,459	—	1,459
Fidelity VIP Contrafund® Portfolio	(423,683)	4,256,140	4,917,545	8,750,002	893,711	(5,006,428)	(958,180)	(129,930)	(5,200,827)	3,549,175	31,342,357	34,891,532	62,312	269,898	(207,586)
Fidelity VIP Disciplined Small Cap Portfolio	(11,889)	148,527	256,655	393,293	227,940	(320,185)	48,300	(13,764)	(57,709)	335,584	1,823,658	2,159,242	25,082	28,393	(3,311)
Fidelity VIP Equity-Income Portfolio	23,013	311,922	713,726	1,048,661	269,618	(573,876)	824,275	(17,457)	502,560	1,551,221	3,945,214	5,496,435	76,601	37,206	39,395
Fidelity VIP Freedom 2010 Portfolio	(2,145)	48,007	51,104	96,966	—	(141,922)	(2,717)	(4,020)	(148,659)	(51,693)	643,947	592,254	39,159	48,376	(9,217)
Fidelity VIP Freedom 2015 Portfolio	(1,758)	95,502	76,467	170,211	—	(222,765)	(330,694)	(9,385)	(562,844)	(392,633)	1,278,646	886,013	559	39,240	(38,681)
Fidelity VIP Freedom 2020 Portfolio	14,251	276,611	439,631	730,493	45,289	(194,593)	(3,051)	(27,624)	(179,979)	550,514	4,091,176	4,641,690	3,248	15,404	(12,156)
Fidelity VIP Freedom 2025 Portfolio	14,365	194,193	631,562	840,120	37,714	(198,685)	(1,337)	(41,359)	(203,667)	636,453	4,350,466	4,986,919	2,244	15,665	(13,421)
Fidelity VIP Freedom 2030 Portfolio	3,301	37,044	132,791	173,136	13,714	(227)	(7,634)	(640)	5,213	178,349	768,643	946,992	905	520	385
Fidelity VIP Growth Portfolio	(160,661)	1,021,563	2,239,829	3,100,731	1,320,984	(1,691,124)	896,288	(49,338)	476,810	3,577,541	10,072,808	13,650,349	129,630	120,990	8,640
Fidelity VIP High Income Portfolio	255,831	(4,367)	546,210	797,674	44,319	(342,125)	771,126	(10,795)	462,525	1,260,199	6,041,548	7,301,747	97,958	75,517	22,441
Fidelity VIP Index 500 Portfolio	136,418	3,211,550	7,406,033	10,754,001	2,637,816	(5,699,514)	(1,307,053)	(120,114)	(4,488,865)	6,265,136	39,190,649	45,455,785	408,108	636,811	(228,703)
Fidelity VIP International Index Portfolio (b)	25	4	88	117	240	—	1,573	(2)	1,811	1,928	—	1,928	182	1	181
Fidelity VIP Investment Grade Bond Portfolio	377,387	78,729	2,155,981	2,612,097	3,832,996	(4,341,740)	824,050	(268,485)	46,821	2,658,918	32,214,601	34,873,519	432,264	431,621	643
Fidelity VIP Mid Cap Portfolio	(58,819)	687,336	910,037	1,538,554	319,017	(1,008,666)	487,213	(14,589)	(217,025)	1,321,529	7,327,985	8,649,514	66,162	62,094	4,068
Fidelity VIP Overseas Portfolio	1,939	196,208	466,563	664,710	42,718	(252,652)	(295,659)	(7,372)	(512,965)	151,745	2,773,137	2,924,882	12,662	52,699	(40,037)
Fidelity VIP Target Volatility Portfolio	(3,157)	83,713	387,264	467,820	158,719	(535,605)	160,671	(38,254)	(254,469)	213,351	2,941,935	3,155,286	26,569	47,119	(20,550)
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund (a)	(21,924)	63,629	359,448	401,153	97,835	(95,402)	(83,609)	(3,352)	(84,528)	316,625	1,361,726	1,678,351	10,564	15,171	(4,607)
Franklin Growth and Income VIP Fund	22,893	293,049	89,261	405,203	—	(392,534)	(26,098)	(1,036)	(419,668)	(14,465)	1,803,058	1,788,593	1	14,946	(14,945)
Franklin Income VIP Fund	176,344	111,711	296,409	584,464	1,753	(338,330)	(18,230)	(1,135)	(355,942)	228,522	4,040,776	4,269,298	629	13,593	(12,964)
JP Morgan IT Mid Cap Value	630	135,131	(27,806)	107,955	—	(129,850)	(46,331)	(414)	(176,595)	(68,640)	506,086	437,446	2	5,214	(5,212)
Morgan Stanley VIF Emerging Markets Debt Portfolio	12,360	(6,439)	33,277	39,198	60	(61,512)	(478)	(388)	(62,318)	(23,120)	335,616	312,496	32	2,273	(2,241)
Morgan Stanley VIF U.S. Real Estate Portfolio	7,609	99,919	133,492	241,020	—	(92,586)	(18,358)	(1,228)	(112,172)	128,848	1,406,453	1,535,301	25	2,674	(2,649)
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	39,525	285,274	465,144	789,943	266,677	(750,774)	506,306	(51,428)	(29,219)	760,724	4,845,501	5,606,225	73,574	75,802	(2,228)
Columbia VP – Small Cap Value Fund	(36,785)	127,054	445,182	535,451	116,650	(324,870)	11,702	(15,941)	(212,459)	322,992	2,828,450	3,151,442	17,379	25,201	(7,822)

(a) Name Change. See Note 1.	12
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2019

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Growth and Income VIP Fund	$59,971	$517,783	$894,940	$1,472,694	$116,775	$(745,940)	$514,531	$(17,478)	$(132,112)	$1,340,582	$6,446,647	$7,787,229	52,783	55,581	(2,798)
Franklin Income VIP Fund	816,880	362,139	1,509,847	2,688,866	335,574	(2,070,100)	701,246	(28,728)	(1,062,008)	1,626,858	18,891,492	20,518,350	105,008	158,049	(53,041)
Franklin Large Cap Growth VIP Fund	(75,466)	895,702	619,544	1,439,780	427,924	(1,047,335)	236,700	(21,561)	(404,272)	1,035,508	4,464,897	5,500,405	47,601	75,137	(27,536)
Franklin Mutual Shares VIP Fund	84,631	1,671,971	2,031,250	3,787,852	1,620,467	(2,100,164)	(42,315)	(118,178)	(640,190)	3,147,662	18,411,892	21,559,554	116,417	162,775	(46,358)
Franklin Small Cap Value VIP Fund	(7,027)	149,194	182,084	324,251	105,190	(377,410)	184,605	(4,685)	(92,300)	231,951	1,379,889	1,611,840	25,999	31,790	(5,791)
Invesco V.I. American Franchise Fund	(44,379)	606,937	350,022	912,580	162,725	(1,243,907)	230,690	(10,726)	(861,218)	51,362	3,067,555	3,118,917	19,573	56,798	(37,225)
Invesco V.I. American Value Fund	(75,658)	542,645	1,126,150	1,593,137	1,309,130	(728,597)	279,233	(63,732)	796,034	2,389,171	6,598,436	8,987,607	92,239	47,922	44,317
Invesco V.I. Comstock Fund	30,760	1,400,028	683,257	2,114,045	830,812	(881,617)	105,512	(74,259)	(19,552)	2,094,493	9,022,966	11,117,459	57,922	62,392	(4,470)
Invesco V.I. International Growth Fund	(4,216)	318,494	637,175	951,453	486,389	(300,640)	(135,399)	(36,578)	13,772	965,225	3,626,973	4,592,198	50,880	51,033	(153)
Invesco V.I. Mid Cap Growth Fund	(8,990)	115,817	54,967	161,794	283,986	(20,092)	15,960	(7,191)	272,663	434,457	453,275	887,732	22,930	4,161	18,769
Templeton Foreign VIP Fund	23,883	36,391	933,633	993,907	936,566	(882,110)	(413,787)	(57,502)	(416,833)	577,074	8,991,189	9,568,263	116,858	155,214	(38,356)
Templeton Global Bond VIP Fund	234,558	(84,578)	(106,150)	43,830	18,244	(814,037)	(68,834)	(3,067)	(867,694)	(823,864)	4,738,218	3,914,354	40,704	130,379	(89,675)
Templeton Growth VIP Fund	36,065	411,798	(116,646)	331,217	59,657	(297,225)	(33,493)	(2,702)	(273,763)	57,454	2,576,762	2,634,216	7,933	24,034	(16,101)
Morgan Stanley VIF Emerging Markets Debt Portfolio	35,161	(11,772)	84,608	107,997	840	(72,891)	(69,617)	(2,325)	(143,993)	(35,996)	888,406	852,410	2,208	11,816	(9,608)
Morgan Stanley VIF Emerging Markets Equity Portfolio	(10,707)	129,595	302,371	421,259	44,531	(248,313)	13,593	(6,869)	(197,058)	224,201	2,636,992	2,861,193	31,494	45,224	(13,730)
Morgan Stanley VIF U.S. Real Estate Portfolio	12,373	245,470	369,030	626,873	319,696	(301,393)	70,236	(24,709)	63,830	690,703	3,617,811	4,308,514	70,167	63,903	6,264
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	(177,756)	2,368,983	824,906	3,016,133	2,248,406	(515,013)	245,739	(115,867)	1,863,265	4,879,398	9,543,231	14,422,629	156,713	69,572	87,141
BlackRock Global Allocation V.I. Fund	(3,489)	28,147	196,261	220,919	28,239	(460,826)	24,690	(1,458)	(409,355)	(188,436)	1,487,574	1,299,138	5,799	38,444	(32,645)
BlackRock High Yield V.I. Fund	24,473	(196)	53,979	78,256	252,609	(48,025)	(99,309)	(2,956)	102,319	180,575	556,530	737,105	39,502	31,086	8,416
BlackRock Total Return V.I. Fund	16,794	6,329	85,727	108,850	118,148	(62,892)	(23,842)	(15,638)	15,776	124,626	1,489,887	1,614,513	23,764	22,571	1,193
TOPS® Managed Risk Moderate Growth ETF Portfolio	20,782	193,101	283,615	497,498	124,952	(883,535)	(80,131)	(42,678)	(881,392)	(383,894)	3,745,480	3,361,586	15,431	93,195	(77,764)
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	16,442	(8,963)	105,366	112,845	82,594	(153,583)	45,564	(16,263)	(41,688)	71,157	1,644,718	1,715,875	27,078	32,138	(5,060)
American Funds I.S. Capital Income Builder Fund	11,470	5,108	112,329	128,907	80,573	(55,646)	207,883	(3,055)	229,755	358,662	712,225	1,070,887	33,399	11,483	21,916
American Funds I.S. Global Growth Fund	(69,125)	868,527	2,502,889	3,302,291	164,514	(1,663,955)	(504,864)	(3,714)	(2,008,019)	1,294,272	10,883,014	12,177,286	18,749	154,671	(135,922)
American Funds I.S. Growth Fund	(61,540)	851,866	835,395	1,625,721	591,472	(567,592)	348,963	(7,770)	365,073	1,990,794	5,548,402	7,539,196	75,492	55,276	20,216
American Funds I.S. Growth-Income Fund	(5,965)	2,143,250	1,991,837	4,129,122	593,098	(2,746,946)	70,979	(19,770)	(2,102,639)	2,026,483	17,973,826	20,000,309	89,260	217,310	(128,050)
American Funds I.S. New World Fund	(8,222)	100,538	260,704	353,020	357,937	(63,429)	(40,132)	(9,509)	244,867	597,887	1,209,872	1,807,759	85,723	64,457	21,266
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	(811)	6,721	88,778	94,688	30,349	(67,572)	(63,636)	(146)	(101,005)	(6,317)	469,305	462,988	10,710	14,231	(3,521)
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	(9,398)	(40,960)	333,924	283,566	127,620	(182,242)	(446,209)	(2,929)	(503,760)	(220,194)	1,705,618	1,485,424	29,115	59,927	(30,812)
Advisor Class:
PIMCO VIT All Asset Portfolio	12,170	(1,353)	72,390	83,207	1,060	(62,110)	19,862	(1,637)	(42,825)	40,382	838,651	879,033	1,650	4,853	(3,203)
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	342	4,039	2,066	6,447	—	(3,079)	(84,972)	(38)	(88,089)	(81,642)	129,249	47,607	3,198	11,235	(8,037)
PIMCO VIT CommodityRealReturn® Strategy Portfolio	50,760	(61,662)	172,954	162,052	16,579	(127,543)	133,391	(15,378)	7,049	169,101	1,648,860	1,817,961	46,041	43,664	2,377
PIMCO VIT Long-Term U.S. Government Portfolio	1,945	(12,669)	37,745	27,021	14,875	(16,200)	(14,851)	(373)	(16,549)	10,472	260,469	270,941	40,083	41,793	(1,710)
PIMCO VIT Low Duration Portfolio	79,302	5,795	74,686	159,783	300,783	(446,988)	(597,248)	(15,308)	(758,761)	(598,978)	5,313,904	4,714,926	745,149	811,057	(65,908)
PIMCO VIT Real Return Portfolio	1,466	(16,760)	91,111	75,817	592	(156,259)	(126,282)	(1,226)	(283,175)	(207,358)	1,263,346	1,055,988	2,879	26,564	(23,685)
PIMCO VIT Total Return Portfolio	600,412	(158,077)	2,219,618	2,661,953	3,728,261	(4,322,291)	1,327,722	(322,266)	411,426	3,073,379	39,922,730	42,996,109	380,070	359,378	20,692
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	(3,696)	(51,901)	98,704	43,107	2,362	(37,994)	(198,278)	(3,577)	(237,487)	(194,380)	615,182	420,802	6,283	44,068	(37,785)
Guggenheim VT Multi-Hedge Strategies Fund	3,899	5,429	5,584	14,912	1,182	(29,729)	(132,910)	(1,309)	(162,766)	(147,854)	411,710	263,856	1,397	20,483	(19,086)
Guggenheim VT Long Short Equity Fund	(1,391)	(3,901)	12,978	7,686	746	(12,822)	(13,478)	(356)	(25,910)	(18,224)	206,429	188,205	485	3,163	(2,678)
ETF Shares:
iShares® Core S&P 500 ETF	(228,854)	5,623,041	15,150,794	20,544,981	5,280,788	(9,382,949)	(2,427,107)	—	(6,529,268)	14,015,713	75,242,679	89,258,392	80,189	192,812	(112,623)
iShares® Core S&P Mid-Cap ETF	(195,603)	1,038,449	4,086,694	4,929,540	1,513,250	(2,650,026)	497,641	—	(639,135)	4,290,405	21,442,201	25,732,606	37,572	49,314	(11,742)
iShares® Core S&P Small-Cap ETF	(125,575)	459,986	1,904,803	2,239,214	794,008	(1,355,054)	650,422	—	89,376	2,328,590	11,125,930	13,454,520	25,443	23,098	2,345
iShares® Core U.S. Aggregate Bond ETF	2,168	8,882	68,049	79,099	91,457	(44,254)	68,099	—	115,302	194,401	1,310,334	1,504,735	8,222	3,485	4,737
iShares® iBoxx $ High Yield Corporate Bond ETF	25,433	8,025	58,285	91,743	13,523	(46,000)	33,243	—	766	92,509	770,807	863,316	2,406	2,355	51
iShares® Intermediate-Term Corporate Bond ETF	9,910	15,059	108,534	133,503	11,665	(145,843)	9,792	—	(124,386)	9,117	1,219,028	1,228,145	2,298	7,099	(4,801)
iShares® International Treasury Bond ETF	(257,424)	(7,734)	404,581	139,423	737,811	(1,256,462)	925,382	—	406,731	546,154	10,978,665	11,524,819	64,130	45,230	18,900
iShares® S&P 500 Growth ETF	(68,472)	574,539	1,671,343	2,177,410	611,533	(867,635)	(355,105)	—	(611,207)	1,566,203	8,060,082	9,626,285	12,222	22,046	(9,824)
iShares® S&P 500 Value ETF	(5,924)	269,200	715,934	979,210	217,619	(554,465)	(57,357)	—	(394,203)	585,007	3,530,834	4,115,841	6,803	14,249	(7,446)
iShares® TIPS Bond ETF	(1,037)	483	12,254	11,700	—	(7,123)	6,297	—	(826)	10,874	197,945	208,819	381	400	(19)
Vanguard® Developed Markets Index Fund, ETF Shares	80,403	179,436	1,854,273	2,114,112	763,976	(1,300,125)	190,725	—	(345,424)	1,768,688	10,857,573	12,626,261	24,954	34,694	(9,740)
Vanguard® Dividend Appreciation Index Fund, ETF Shares	(13,338)	154,990	343,357	485,009	34,009	(233,593)	(75,578)	—	(275,162)	209,847	1,972,526	2,182,373	3,253	8,993	(5,740)
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	4,625	17,501	62,670	84,796	13,589	(33,822)	(824)	—	(21,057)	63,739	475,637	539,376	1,804	2,556	(752)

(a) Name Change. See Note 1.	13
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2019

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	$2,504	$4,015	$18,003	$24,522	$—	$(12,372)	$1,154	$—	$(11,218)	$13,304	$215,869	$229,173	409	766	(357)
Vanguard® Large-Cap Index Fund, ETF Shares	(7,468)	104,822	339,060	436,414	37,496	(192,226)	11,546	—	(143,184)	293,230	1,543,171	1,836,401	2,343	4,669	(2,326)
Vanguard® Mega Cap Index Fund, ETF Shares	(250)	4,775	36,189	40,714	22,063	(3,082)	4,786	—	23,767	64,481	119,582	184,063	1,098	640	458
Vanguard® Real Estate Index Fund, ETF Shares	11,045	16,543	166,990	194,578	35,904	(32,280)	4,318	—	7,942	202,520	743,819	946,339	1,771	1,557	214
Vanguard® Short-Term Bond Index Fund, ETF Shares	(1,590)	6,624	3,621	8,655	1,567	(48,920)	14,431	—	(32,922)	(24,267)	348,085	323,818	8,448	9,807	(1,359)
Vanguard® Total Bond Market Index Fund, ETF Shares	172,470	891,272	3,855,767	4,919,509	5,250,584	(9,394,815)	2,998,529	—	(1,145,702)	3,773,807	81,115,984	84,889,791	313,776	358,716	(44,940)

(a) Name Change. See Note 1.	14
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets

For the Year Ended December 31, 2018

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone VST Active Bond Fund (c)	$78,899	$(53,144)	$(438,294)	$(412,539)	$1,342,393	$(1,270,562)	$239,730	$(140,495)	$171,066	$(241,473)	$12,867,729	$12,626,256	144,536	131,464	13,072
Touchstone VST Aggressive ETF Fund	34,977	1,038,409	(2,225,216)	(1,151,830)	370,308	(1,233,308)	(81,780)	(38,914)	(983,694)	(2,135,524)	13,657,747	11,522,223	36,680	84,556	(47,876)
Touchstone VST Conservative ETF Fund	25,556	(60,503)	(626,037)	(660,984)	427,269	(2,168,049)	3,813,986	(79,061)	1,994,145	1,333,161	9,655,447	10,988,608	410,303	289,288	121,015
Touchstone VST Focused Fund (c)	(263,257)	520,008	(2,580,755)	(2,324,004)	399,928	(3,045,187)	(330,376)	(69,170)	(3,044,805)	(5,368,809)	29,043,001	23,674,192	27,932	145,865	(117,933)
Touchstone VST Large Cap Core Equity Fund (c)	(154,385)	1,471,324	(2,481,894)	(1,164,955)	328,833	(5,376,060)	717,716	(39,859)	(4,369,370)	(5,534,325)	18,754,810	13,220,485	107,984	361,026	(253,042)
Touchstone VST Moderate ETF Fund	51,898	195,902	(1,032,121)	(784,321)	221,823	(1,600,978)	(406,376)	(42,548)	(1,828,079)	(2,612,400)	12,220,649	9,608,249	34,696	145,482	(110,786)
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	1,634	185,148	(307,149)	(120,367)	—	(268,270)	—	(920)	(269,190)	(389,557)	2,518,875	2,129,318	—	12,103	(12,103)
Fidelity VIP Overseas Portfolio	2,818	(4,057)	(315,852)	(317,091)	—	(133,285)	(90,275)	(1,621)	(225,181)	(542,272)	2,174,029	1,631,757	1	8,765	(8,764)
Fidelity VIP Equity-Income Portfolio	81,291	510,235	(1,465,496)	(873,970)	8,316	(700,546)	(401,254)	(2,995)	(1,096,479)	(1,970,449)	10,332,125	8,361,676	2,704	22,525	(19,821)
Fidelity VIP Growth Portfolio	(79,850)	1,403,369	(1,370,894)	(47,375)	—	(564,182)	(73,214)	(2,528)	(639,924)	(687,299)	6,934,778	6,247,479	—	4,514	(4,514)
Fidelity VIP High Income Portfolio	26,190	(15,621)	(40,035)	(29,466)	146,057	(197,408)	(459,204)	(328)	(510,883)	(540,349)	1,117,532	577,183	3,978	21,532	(17,554)
Fidelity VIP Asset Manager Portfolio	9,230	241,532	(462,889)	(212,127)	14,250	(370,399)	(16,921)	(1,734)	(374,804)	(586,931)	3,588,386	3,001,455	245	6,881	(6,636)
Fidelity VIP Contrafund® Portfolio	(99,680)	2,179,156	(3,044,830)	(965,354)	29,829	(1,763,369)	(354,512)	(4,954)	(2,093,006)	(3,058,360)	15,539,434	12,481,074	2,191	35,550	(33,359)
Fidelity VIP Index 500 Portfolio	27,724	373,083	(713,015)	(312,208)	—	(552,456)	(12,013)	(2,334)	(566,803)	(879,011)	6,149,865	5,270,854	212	14,874	(14,662)
Fidelity VIP Investment Grade Bond Portfolio	29,090	20,469	(116,505)	(66,946)	—	(525,482)	(79,562)	(2,065)	(607,109)	(674,055)	3,418,141	2,744,086	2	31,514	(31,512)
Fidelity VIP Government Money Market	14,950	—	(3)	14,947	958,124	(3,653,941)	3,410,559	(10,578)	704,164	719,111	7,989,871	8,708,982	1,065,759	995,785	69,974
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	1,183	22,786	(46,988)	(23,019)	672	(58,923)	(114,344)	(81)	(172,676)	(195,695)	371,088	175,393	29	8,263	(8,234)
Fidelity VIP Growth Portfolio	(8,006)	179,270	(172,956)	(1,692)	—	(48,275)	(93,407)	(389)	(142,071)	(143,763)	695,152	551,389	—	6,447	(6,447)
Fidelity VIP High Income Portfolio	6,151	(5,269)	(8,874)	(7,992)	—	(12,145)	(137,777)	(75)	(149,997)	(157,989)	290,677	132,688	—	9,319	(9,319)
Fidelity VIP Asset Manager Portfolio	4	89	(334)	(241)	—	(190)	—	(18)	(208)	(449)	3,687	3,238	—	12	(12)
Fidelity VIP Contrafund® Portfolio	(8,264)	117,341	(159,971)	(50,894)	3,443	(245,641)	(170,842)	(202)	(413,242)	(464,136)	1,209,019	744,883	2,387	15,659	(13,272)
Fidelity VIP Balanced Portfolio	(26)	7,914	(15,807)	(7,919)	—	(1,606)	—	(64)	(1,670)	(9,589)	141,646	132,057	—	80	(80)
Fidelity VIP Mid Cap Portfolio	(29,358)	461,639	(927,552)	(495,271)	—	(379,100)	(194,562)	(1,225)	(574,887)	(1,070,158)	3,772,816	2,702,658	—	8,155	(8,155)
Fidelity VIP Overseas Portfolio	3	132	(5,948)	(5,813)	—	(571)	—	—	(571)	(6,384)	36,726	30,342	—	32	(32)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	(512)	22,574	(146,356)	(124,294)	28,045	(142,954)	64,182	(4,135)	(54,862)	(179,156)	1,684,120	1,504,964	16,880	21,126	(4,246)
Fidelity VIP Balanced Portfolio	(8,138)	483,429	(850,675)	(375,384)	407,971	(777,766)	73,402	(15,236)	(311,629)	(687,013)	6,662,665	5,975,652	35,705	51,472	(15,767)
Fidelity VIP Contrafund® Portfolio	(369,871)	4,572,784	(6,743,476)	(2,540,563)	725,442	(3,646,353)	(1,493,683)	(168,968)	(4,583,562)	(7,124,125)	38,466,482	31,342,357	80,027	281,311	(201,284)
Fidelity VIP Disciplined Small Cap Portfolio	(17,771)	268,799	(551,652)	(300,624)	347,018	(256,627)	(177,618)	(14,992)	(102,219)	(402,843)	2,226,501	1,823,658	24,775	30,420	(5,645)
Fidelity VIP Equity-Income Portfolio	24,170	308,081	(759,520)	(427,269)	99,753	(639,780)	(208,184)	(21,428)	(769,639)	(1,196,908)	5,142,122	3,945,214	24,335	63,691	(39,356)
Fidelity VIP Freedom 2010 Portfolio	(3,757)	30,374	(83,204)	(56,587)	—	(26,933)	97,695	(4,961)	65,801	9,214	634,733	643,947	41,894	38,583	3,311
Fidelity VIP Freedom 2015 Portfolio	(2,533)	70,485	(159,171)	(91,219)	121,570	(237,956)	(21,047)	(13,293)	(150,726)	(241,945)	1,520,591	1,278,646	5,362	15,805	(10,443)
Fidelity VIP Freedom 2020 Portfolio	(10,437)	315,548	(664,856)	(359,745)	422,188	(1,008,812)	(102,027)	(37,023)	(725,674)	(1,085,419)	5,176,595	4,091,176	25,456	78,377	(52,921)
Fidelity VIP Freedom 2025 Portfolio	(12,777)	173,236	(552,314)	(391,855)	435,870	(125,631)	(207,995)	(45,483)	56,761	(335,094)	4,685,560	4,350,466	33,820	30,632	3,188
Fidelity VIP Freedom 2030 Portfolio	(632)	22,494	(105,404)	(83,542)	206,560	(7,571)	24,971	(366)	223,594	140,052	628,591	768,643	14,646	522	14,124
Fidelity VIP Growth Portfolio	(140,288)	1,616,779	(1,848,897)	(372,406)	988,195	(756,072)	1,191,980	(48,402)	1,375,701	1,003,295	9,069,513	10,072,808	141,219	86,245	54,974
Fidelity VIP High Income Portfolio	304,245	(310,386)	(395,300)	(401,441)	53,676	(2,092,909)	(4,632,582)	(13,275)	(6,685,090)	(7,086,531)	13,128,079	6,041,548	137,199	488,938	(351,739)
Fidelity VIP Index 500 Portfolio	43,428	2,059,217	(4,534,520)	(2,431,875)	2,813,084	(4,381,504)	2,512,614	(133,527)	810,667	(1,621,208)	40,811,857	39,190,649	349,184	300,719	48,465
Fidelity VIP Investment Grade Bond Portfolio	269,944	48,082	(1,073,081)	(755,055)	3,795,913	(3,505,606)	(203,690)	(308,840)	(222,223)	(977,278)	33,191,879	32,214,601	320,163	346,745	(26,582)
Fidelity VIP Mid Cap Portfolio	(95,746)	950,544	(2,239,470)	(1,384,672)	114,675	(1,176,585)	(101,810)	(18,180)	(1,181,900)	(2,566,572)	9,894,557	7,327,985	33,885	79,640	(45,755)
Fidelity VIP Overseas Portfolio	(4,756)	124,740	(666,365)	(546,381)	69,593	(353,559)	(61,261)	(9,711)	(354,938)	(901,319)	3,674,456	2,773,137	23,205	49,642	(26,437)
Fidelity VIP Target Volatility Portfolio	1,967	107,996	(345,253)	(235,290)	51,279	(136,538)	(30,223)	(50,210)	(165,692)	(400,982)	3,342,917	2,941,935	6,359	19,833	(13,474)
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund (a)	(22,611)	41,900	(248,373)	(229,084)	42,245	(159,206)	48,152	(3,845)	(72,654)	(301,738)	1,663,464	1,361,726	8,616	12,790	(4,174)
Franklin Growth and Income VIP Fund	24,881	84,647	(217,852)	(108,324)	—	(126,170)	(1,198)	(1,115)	(128,483)	(236,807)	2,039,865	1,803,058	—	4,963	(4,963)
Franklin Income VIP Fund	177,737	206,923	(608,757)	(224,097)	60,306	(892,739)	(186,815)	(1,262)	(1,020,510)	(1,244,607)	5,285,383	4,040,776	893	39,388	(38,495)
JP Morgan IT Mid Cap Value	(2,774)	121,555	(200,745)	(81,964)	—	(189,491)	—	(1,072)	(190,563)	(272,527)	778,613	506,086	2	5,759	(5,757)
Morgan Stanley VIF Emerging Markets Debt Portfolio	18,493	(14,315)	(42,987)	(38,809)	60	(111,889)	(9,442)	(408)	(121,679)	(160,488)	496,104	335,616	56	4,806	(4,750)
Morgan Stanley VIF U.S. Real Estate Portfolio	21,608	104,961	(281,643)	(155,074)	936	(219,895)	(131,833)	(1,449)	(352,241)	(507,315)	1,913,768	1,406,453	36	9,262	(9,226)
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	(9,029)	222,886	(543,757)	(329,900)	99,673	(251,761)	289,079	(60,078)	76,913	(252,987)	5,098,488	4,845,501	37,360	31,296	6,064
Columbia VP – Small Cap Value Fund	(47,958)	750,862	(1,404,654)	(701,750)	86,736	(405,473)	(539,022)	(20,991)	(878,750)	(1,580,500)	4,408,950	2,828,450	38,344	69,402	(31,058)

(a) Name Change. See Note 1.	15
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2018

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Growth and Income VIP Fund	$72,834	$458,283	$(931,888)	$(400,771)	$88,965	$(860,536)	$(360,560)	$(21,183)	$(1,153,314)	$(1,554,085)	$8,000,732	$6,446,647	16,187	79,090	(62,903)
Franklin Income VIP Fund	794,546	(21,648)	(1,891,110)	(1,118,212)	447,539	(1,581,922)	(2,295,218)	(35,116)	(3,464,717)	(4,582,929)	23,474,421	18,891,492	52,377	242,392	(190,015)
Franklin Large Cap Growth VIP Fund	(74,717)	629,084	(656,664)	(102,297)	96,582	(528,916)	(98,080)	(27,681)	(558,095)	(660,392)	5,125,289	4,464,897	46,694	82,763	(36,069)
Franklin Mutual Shares VIP Fund	190,911	797,256	(3,099,230)	(2,111,063)	1,869,995	(2,505,106)	(560,787)	(136,565)	(1,332,463)	(3,443,526)	21,855,418	18,411,892	126,244	214,926	(88,682)
Franklin Small Cap Value VIP Fund	(8,994)	223,430	(442,172)	(227,736)	16,316	(205,166)	138,626	(7,556)	(57,780)	(285,516)	1,665,405	1,379,889	14,822	18,050	(3,228)
Invesco V.I. American Franchise Fund	(49,633)	409,669	(507,092)	(147,056)	120,503	(384,825)	530,416	(17,858)	248,236	101,180	2,966,375	3,067,555	48,119	36,036	12,083
Invesco V.I. American Value Fund	(92,466)	1,402,071	(2,419,689)	(1,110,084)	1,557,888	(917,115)	610,190	(66,163)	1,184,800	74,716	6,523,720	6,598,436	196,638	134,973	61,665
Invesco V.I. Comstock Fund	(6,335)	1,286,857	(2,703,755)	(1,423,233)	1,040,694	(1,359,314)	(226,383)	(84,925)	(629,928)	(2,053,161)	11,076,127	9,022,966	95,703	136,485	(40,782)
Invesco V.I. International Growth Fund	16,201	60,550	(773,463)	(696,712)	660,871	(397,065)	(83,312)	(39,672)	140,822	(555,890)	4,182,863	3,626,973	70,542	58,860	11,682
Invesco V.I. Mid Cap Growth Fund	(5,584)	53,562	(98,649)	(50,671)	160,124	(20,626)	104,561	(4,733)	239,326	188,655	264,620	453,275	23,759	5,801	17,958
Templeton Foreign VIP Fund	135,438	(235,402)	(1,793,891)	(1,893,855)	1,041,009	(3,020,328)	119,039	(62,827)	(1,923,107)	(3,816,962)	12,808,151	8,991,189	109,688	297,386	(187,698)
Templeton Global Bond VIP Fund	(74,391)	(13,770)	107,759	19,598	61,403	(337,928)	(18,940)	(4,057)	(299,522)	(279,924)	5,018,142	4,738,218	9,254	41,040	(31,786)
Templeton Growth VIP Fund	18,151	301,780	(820,363)	(500,432)	4,846	(213,016)	(34,579)	(3,638)	(246,387)	(746,819)	3,323,581	2,576,762	8,827	20,701	(11,874)
Morgan Stanley VIF Emerging Markets Debt Portfolio	60,532	(67,017)	(122,426)	(128,911)	1,680	(155,231)	(508,516)	(3,340)	(665,407)	(794,318)	1,682,724	888,406	4,233	50,724	(46,491)
Morgan Stanley VIF Emerging Markets Equity Portfolio	(35,507)	314,112	(890,546)	(611,941)	46,017	(546,331)	(31,148)	(8,678)	(540,140)	(1,152,081)	3,789,073	2,636,992	82,014	99,464	(17,450)
Morgan Stanley VIF U.S. Real Estate Portfolio	40,419	102,471	(526,342)	(383,452)	298,909	(543,871)	(173,518)	(28,512)	(446,992)	(830,444)	4,448,255	3,617,811	35,647	70,255	(34,608)
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	(145,376)	3,203,401	(2,972,838)	85,187	1,947,011	(619,583)	(118,790)	(109,327)	1,099,311	1,184,498	8,358,733	9,543,231	174,759	112,405	62,354
BlackRock Global Allocation V.I. Fund	(10,879)	54,680	(201,301)	(157,500)	16,404	(532,327)	132,957	(2,277)	(385,243)	(542,743)	2,030,317	1,487,574	15,417	47,649	(32,232)
BlackRock High Yield V.I. Fund	15,246	(465)	(39,092)	(24,311)	34,735	(32,603)	373,885	(2,900)	373,117	348,806	207,724	556,530	38,197	4,832	33,365
BlackRock Total Return V.I. Fund	12,785	(6,930)	(27,168)	(21,313)	46,805	(69,646)	695,227	(16,701)	655,685	634,372	855,515	1,489,887	80,621	13,830	66,791
TOPS® Managed Risk Moderate Growth ETF Portfolio	1,956	218,395	(584,450)	(364,099)	73,957	(157,084)	(21,273)	(54,606)	(159,006)	(523,105)	4,268,585	3,745,480	10,696	24,901	(14,205)
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	14,030	(8,260)	(34,265)	(28,495)	176,157	(62,802)	450,867	(18,071)	546,151	517,656	1,127,062	1,644,718	70,624	14,892	55,732
American Funds I.S. Capital Income Builder Fund	8,354	4,308	(73,318)	(60,656)	14,595	(16,136)	137,555	(3,554)	132,460	71,804	640,421	712,225	20,333	7,268	13,065
American Funds I.S. Global Growth Fund	(130,565)	1,037,909	(2,189,545)	(1,282,201)	403,896	(993,465)	(260,980)	(4,527)	(855,076)	(2,137,277)	13,020,291	10,883,014	29,955	89,928	(59,973)
American Funds I.S. Growth Fund	(70,189)	630,024	(747,647)	(187,812)	603,003	(371,804)	668,904	(6,218)	893,885	706,073	4,842,329	5,548,402	78,139	26,425	51,714
American Funds I.S. Growth-Income Fund	(56,823)	1,695,541	(2,177,907)	(539,189)	764,772	(1,902,501)	214,390	(21,335)	(944,674)	(1,483,863)	19,457,689	17,973,826	201,047	256,795	(55,748)
American Funds I.S. New World Fund	(7,458)	64,192	(259,355)	(202,621)	442,173	(105,313)	74,079	(7,723)	403,216	200,595	1,009,277	1,209,872	57,306	21,637	35,669
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	(1,858)	57,287	(126,278)	(70,849)	—	(47,671)	112,998	(187)	65,140	(5,709)	475,014	469,305	6,434	4,446	1,988
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	(15,131)	183,777	(476,919)	(308,273)	72,314	(169,505)	404,893	(2,572)	305,130	(3,143)	1,708,761	1,705,618	59,946	50,305	9,641
Advisor Class:
PIMCO VIT All Asset Portfolio	17,174	17,896	(131,568)	(96,498)	120	(213,016)	(593,470)	(2,162)	(808,528)	(905,026)	1,743,677	838,651	2,010	64,470	(62,460)
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	(24)	170	309	455	16,500	(7,868)	78,072	(40)	86,664	87,119	42,130	129,249	18,652	10,361	8,291
PIMCO VIT CommodityRealReturn® Strategy Portfolio	9,667	(144,967)	(172,115)	(307,415)	121,964	(244,461)	(422,911)	(18,678)	(564,086)	(871,501)	2,520,361	1,648,860	48,822	181,316	(132,494)
PIMCO VIT Long-Term U.S. Government Portfolio	2,471	(10,435)	(6,856)	(14,820)	325	(30,516)	(47,419)	(456)	(78,066)	(92,886)	353,355	260,469	3,162	10,850	(7,688)
PIMCO VIT Low Duration Portfolio	19,644	(19,455)	(51,731)	(51,542)	250,964	(589,721)	1,297,341	(18,459)	940,125	888,583	4,425,321	5,313,904	210,580	124,319	86,261
PIMCO VIT Real Return Portfolio	15,132	(38,621)	(24,438)	(47,927)	25,918	(143,195)	119,618	(1,496)	845	(47,082)	1,310,428	1,263,346	43,715	43,698	17
PIMCO VIT Total Return Portfolio	382,161	(31,237)	(1,256,974)	(906,050)	3,710,424	(5,091,535)	(8,861)	(381,575)	(1,771,547)	(2,677,597)	42,600,327	39,922,730	361,426	501,263	(139,837)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	(8,893)	(22,577)	(33,038)	(64,508)	1,847	(61,544)	157,329	(4,983)	92,649	28,141	587,041	615,182	30,479	15,111	15,368
Guggenheim VT Multi-Hedge Strategies Fund	(5,229)	3,978	(24,372)	(25,623)	1,490	(48,904)	107,390	(1,804)	58,172	32,549	379,161	411,710	16,744	9,533	7,211
Guggenheim VT Long Short Equity Fund	(3,407)	42,889	(77,553)	(38,071)	660	(55,564)	(11,972)	(503)	(67,379)	(105,450)	311,879	206,429	398	6,702	(6,304)
ETF Shares:
iShares® Core S&P 500 ETF	(570,705)	10,082,300	(14,741,914)	(5,230,319)	6,593,905	(6,467,724)	(2,454,857)	—	(2,328,676)	(7,558,995)	82,801,674	75,242,679	298,296	336,515	(38,219)
iShares® Core S&P Mid-Cap ETF	(256,140)	2,427,264	(5,338,710)	(3,167,586)	1,961,207	(1,893,432)	557,181	—	624,956	(2,542,630)	23,984,831	21,442,201	108,564	93,318	15,246
iShares® Core S&P Small-Cap ETF	(150,883)	1,590,189	(2,647,198)	(1,207,892)	1,034,357	(992,290)	(144,977)	—	(102,910)	(1,310,802)	12,436,732	11,125,930	57,277	56,724	553
iShares® Core U.S. Aggregate Bond ETF	1,524	35,922	(74,305)	(36,859)	29,715	(210,229)	88,194	—	(92,320)	(129,179)	1,439,513	1,310,334	10,315	14,083	(3,768)
iShares® iBoxx $ High Yield Corporate Bond ETF	22,020	15,421	(66,700)	(29,259)	113,278	(43,297)	(27,023)	—	42,958	13,699	757,108	770,807	4,739	3,310	1,429
iShares® Intermediate-Term Corporate Bond ETF	7,234	45,383	(100,202)	(47,585)	169,543	(152,711)	(98,767)	—	(81,935)	(129,520)	1,348,548	1,219,028	15,925	19,261	(3,336)
iShares® International Treasury Bond ETF	(250,733)	111,297	(428,570)	(568,006)	893,088	(868,607)	534,250	—	558,731	(9,275)	10,987,940	10,978,665	124,671	99,917	24,754
iShares® S&P 500 Growth ETF	(120,983)	1,200,218	(1,262,550)	(183,315)	682,450	(679,368)	(379,303)	—	(376,221)	(559,536)	8,619,618	8,060,082	31,881	38,207	(6,326)
iShares® S&P 500 Value ETF	(1,768)	384,335	(802,495)	(419,928)	319,918	(390,745)	47,997	—	(22,830)	(442,758)	3,973,592	3,530,834	18,209	17,998	211
iShares® TIPS Bond ETF	673	2,189	(10,467)	(7,605)	13,390	(29,518)	2,240	—	(13,888)	(21,493)	219,438	197,945	2,067	2,643	(576)
Vanguard® Developed Markets Index Fund, ETF Shares	38,928	615,998	(2,761,880)	(2,106,954)	905,923	(941,369)	1,160,736	—	1,125,290	(981,664)	11,839,237	10,857,573	90,530	57,146	33,384
Vanguard® Dividend Appreciation Index Fund, ETF Shares	(14,145)	327,477	(410,848)	(97,516)	79,682	(390,002)	(60,589)	—	(370,909)	(468,425)	2,440,951	1,972,526	9,823	17,716	(7,893)
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	(722)	50,212	(141,232)	(91,742)	18,987	(105,639)	(1,077)	—	(87,729)	(179,471)	655,108	475,637	5,458	8,487	(3,029)

(a) Name Change. See Note 1.	16
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2018

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued)
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	$2,584	$3,575	$(15,757)	$(9,598)	$2,467	$(16,477)	$3,321	$—	$(10,689)	$(20,287)	$236,156	$215,869	676	1,070	(394)
Vanguard® Large-Cap Index Fund, ETF Shares	(10,214)	209,098	(284,417)	(85,533)	109,937	(169,815)	(56,068)	—	(115,946)	(201,479)	1,744,650	1,543,171	6,377	8,182	(1,805)
Vanguard® Mega Cap Index Fund, ETF Shares	(607)	24,176	(27,781)	(4,212)	1	(30,171)	(1,997)	—	(32,167)	(36,379)	155,961	119,582	1,028	1,594	(566)
Vanguard® Real Estate Index Fund, ETF Shares	14,967	33,528	(109,088)	(60,593)	129,694	(72,591)	13,866	—	70,969	10,376	733,443	743,819	5,896	4,067	1,829
Vanguard® Short-Term Bond Index Fund, ETF Shares	(2,606)	1,310	(3,872)	(5,168)	7,939	(20,353)	(798)	—	(13,212)	(18,380)	366,465	348,085	1,913	2,513	(600)
Vanguard® Total Bond Market Index Fund, ETF Shares	184,027	1,570,694	(3,939,688)	(2,184,967)	6,556,088	(6,457,295)	2,881,804	—	2,980,597	795,630	80,320,354	81,115,984	800,372	678,534	121,838

(a) Name Change. See Note 1.	17
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2019

1. Organization and Nature of Operations

Integrity Life Insurance Company Separate Account I (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), established by the Integrity Life Insurance Company (the “Company”), a life insurance company, that is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Separate Account was established on May 19, 1986, for the purpose of issuing variable annuity contracts (“Contracts”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guaranteed rate options of the Company’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”) and a Systematic Transfer Option (“STO”), which accumulates interest at a fixed rate without an MVA. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution. In addition, certain contract holders may also allocate or transfer their account values to options held in the Company’s general account. Such options include a guaranteed interest division or quarterly rate option.

Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below:

American Funds Insurance Series	Columbia Funds Variable Portfolios
Non-Affiliated Class 2	Non-Affiliated Class 1
American Funds I.S. Managed Risk Asset Allocation Fund	Columbia VP – Select Mid Cap Value Fund
Non-Affiliated Class 4	Non-Affiliated Class 2
American Funds I.S. Bond Fund	Columbia VP – Small Cap Value Fund
American Funds I.S. Capital Income Builder Fund
American Funds I.S. Global Growth Fund	DWS Investments VIT Funds
American Funds I.S. Growth Fund	Non-Affiliated Class A:
American Funds I.S. Growth-Income Fund	DWS Small Cap Index VIP Fund
American Funds I.S. New World Fund	Non-Affiliated Class B:
DWS Small Cap Index VIP Fund
BlackRock Variable Series Funds
Non-Affiliated Class 3
BlackRock Capital Appreciation V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund

18

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

Fidelity Variable Insurance Products	Franklin Templeton VIP Trust
Non-Affiliated Initial Class:	Non-Affiliated Class 1:
Fidelity VIP Balanced Portfolio	Franklin Growth and Income VIP Fund
Fidelity VIP Overseas Portfolio	Franklin Income VIP Fund
Fidelity VIP Equity-Income Portfolio	Non-Affiliated Class 2:
Fidelity VIP Growth Portfolio	Franklin Growth and Income VIP Fund
Fidelity VIP High Income Portfolio	Franklin Income VIP Fund
Fidelity VIP Asset Manager Portfolio	Franklin Large Cap Growth VIP Fund
Fidelity VIP Contrafund® Portfolio	Franklin Mutual Shares VIP Fund
Fidelity VIP Index 500 Portfolio	Franklin Small Cap Value VIP Fund
Fidelity VIP Investment Grade Bond Portfolio	Templeton Foreign VIP Fund
Fidelity VIP Government Money Market	Templeton Global Bond VIP Fund
Non-Affiliated Service Class:	Templeton Growth VIP Fund
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio	Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Fidelity VIP High Income Portfolio	Investor Class:
Fidelity VIP Asset Manager Portfolio	Guggenheim VT Global Managed Futures Strategy Fund
Fidelity VIP Contrafund® Portfolio	Guggenheim VT Multi-Hedge Strategies Fund
Fidelity VIP Balanced Portfolio	Guggenheim VT Long Short Equity Fund
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio	iShares Trust
Non-Affiliated Service Class 2:	ETF Shares:
Fidelity VIP Asset Manager Portfolio	iShares® Core S&P 500 ETF
Fidelity VIP Balanced Portfolio	iShares® Core S&P Mid-Cap ETF
Fidelity VIP Bond Index Portfolio	iShares® Core S&P Small-Cap ETF
Fidelity VIP Contrafund® Portfolio	iShares® Core U.S. Aggregate Bond ETF
Fidelity VIP Disciplined Small Cap Portfolio	iShares® iBoxx $ High Yield Corporate Bond ETF
Fidelity VIP Equity-Income Portfolio	iShares® Intermediate-Term Corporate Bond ETF
Fidelity VIP Extended Market Index Portfolio	iShares® International Treasury Bond ETF
Fidelity VIP Freedom 2010 Portfolio	iShares® S&P 500 Growth ETF
Fidelity VIP Freedom 2015 Portfolio	iShares® S&P 500 Value ETF
Fidelity VIP Freedom 2020 Portfolio	iShares® TIPS Bond ETF
Fidelity VIP Freedom 2025 Portfolio
Fidelity VIP Freedom 2030 Portfolio	Invesco (AIM) Variable Insurance Funds
Fidelity VIP Growth Portfolio	Non-Affiliated Class 2:
Fidelity VIP High Income Portfolio	Invesco V.I. American Franchise Fund
Fidelity VIP Index 500 Portfolio	Invesco V.I. American Value Fund
Fidelity VIP International Index Portfolio	Invesco V.I. Comstock Fund
Fidelity VIP Investment Grade Bond Portfolio	Invesco V.I. International Growth Fund
Fidelity VIP Mid Cap Portfolio	Invesco V.I. Mid Cap Growth Fund
Fidelity VIP Overseas Portfolio
Fidelity VIP Target Volatility Portfolio
Fidelity VIP Total Market Index Portfolio

19

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

JPMorgan Insurance Trust	Touchstone Variable Series Trust
Non-Affiliated Class 1:	Affiliated (*Service Class):
JP Morgan IT Mid Cap Value	Touchstone VST Active Bond Fund
*Touchstone VST Aggressive ETF Fund
Morgan Stanley Variable Insurance Funds, Inc.	*Touchstone VST Bond Fund
Non-Affiliated Class 1:	*Touchstone VST Common Stock Fund
Morgan Stanley VIF Emerging Markets Debt Portfolio	*Touchstone VST Conservative ETF Fund
Morgan Stanley VIF U.S. Real Estate Portfolio	Touchstone VST Focused Fund
Non-Affiliated Class 2:	Touchstone VST Large Cap Core Equity Fund
Morgan Stanley VIF Emerging Markets Debt Portfolio	*Touchstone VST Moderate ETF Fund
Morgan Stanley VIF Emerging Markets Equity Portfolio
Morgan Stanley VIF U.S. Real Estate Portfolio

Pimco Variable Insurance Trust	The Vanguard Index Funds
Advisor Class:	ETF Shares:
PIMCO VIT All Asset Portfolio	Vanguard® Developed Markets Index Fund, ETF Shares
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	Vanguard® Dividend Appreciation Index Fund, ETF Shares
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Vanguard® Emerging Markets Stock Index Fund, ETF Shares
PIMCO VIT Long-Term U.S. Government Portfolio	Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares
PIMCO VIT Low Duration Portfolio	Vanguard® Large-Cap Index Fund, ETF Shares
PIMCO VIT Real Return Portfolio	Vanguard® Mega Cap Index Fund, ETF Shares
PIMCO VIT Total Return Portfolio	Vanguard® Real Estate Index Fund, ETF Shares
Vanguard® Short-Term Bond Index Fund, ETF Shares
Northern Lights Variable Trust	Vanguard® Total Bond Market Index Fund, ETF Shares
Non-Affiliated Class 3:
TOPS® Managed Risk Moderate Growth ETF Portfolio

20

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

During the year ended December 31, 2019, the following Underlying Funds had name changes that were made effective:
Date:	New Name:	Old Name:
5/1/2019	Columbia VP - Select Mid Cap Value Class 1	Columbia VP - Mid Cap Value Class 1

The statement of operations for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2019 except for the following Underlying Funds:
Period:	Underlying Fund:
1/1/2019 - 7/11/2019	Touchstone VST Active Bond Fund
1/1/2019 - 7/11/2019	Touchstone VST Focused Fund
1/1/2019 - 7/11/2019	Touchstone VST Large Cap Core Equity Fund
7/12/2019 - 12/31/2019	Touchstone VST Bond Fund
7/12/2019 - 12/31/2019	Touchstone VST Common Stock Fund
7/12/2019 - 12/31/2019	Fidelity VIP Bond Index Portfolio
7/12/2019 - 12/31/2019	Fidelity VIP International Index Portfolio

The statements of changes in net assets for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2019 and December 31, 2018 with the exception of the following Underlying Funds:

Period:	Underlying Fund:
1/1/2019 - 7/11/2019	Touchstone VST Active Bond Fund
1/1/2019 - 7/11/2019	Touchstone VST Focused Fund
1/1/2019 - 7/11/2019	Touchstone VST Large Cap Core Equity Fund
7/12/2019 - 12/31/2019	Touchstone VST Bond Fund
7/12/2019 - 12/31/2019	Touchstone VST Common Stock Fund
7/12/2019 - 12/31/2019	Fidelity VIP Bond Index Portfolio
7/12/2019 - 12/31/2019	Fidelity VIP International Index Portfolio

All of the Underlying Funds had activity during the year ended December 31, 2019 and December 31, 2018 except for the following Underlying Funds:
Underlying Fund:	2019 2018
Fidelity VIP Extended Market Index Portfolio* X N/A
Fidelity VIP Total Market Index Portfolio* X N/A

* The Underlying Fund commenced operations on July 12, 2019

As a result of restructuring, the following Underlying Fund that was previously offered is no longer available as an investment option to our contract holders. Any contract holder allocations that remained in this fund were redeemed and used to purchase shares of the surviving funds as indicated:

Date:	Surviving Underlying Fund:	Closed Underlying Fund:
7/12/2019	Touchstone VST Bond Fund	Touchstone VST Active Bond Fund
7/12/2019	Touchstone VST Common Stock Fund	Touchstone VST Focused Fund
7/12/2019	Touchstone VST Common Stock Fund	Touchstone VST Large Cap Core Equity Fund

21

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 113 subaccounts available. The investment objective of each subaccount is to invest in the corresponding Underlying Fund. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2019. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect

22

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - inputs to the valuation methodology are quoted prices in active markets.

•	Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

•	Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Taxes

Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

23

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

Subsequent Events

Management has evaluated subsequent events though the issuance of these financial statements and determined that no additional disclosures are required.

The extent of the impact of the coronavirus (“COVID-19”) outbreak on the financial performance of the Underlying Funds will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions and the impact of COVID-19 on the financial markets and the overall economy, all of which are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Underlying Funds' investment results may be materially affected.

No additional events were identified requiring further disclosure in these financial statements.

24

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2019 and the cost of investments held at December 31, 2019, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone VST Active Bond Fund (c)	$1,331,255	$14,317,130	$—
Touchstone VST Aggressive ETF Fund	1,487,724	1,369,088	11,045,066
Touchstone VST Bond Fund (b)	14,198,969	1,041,629	13,177,562
Touchstone VST Common Stock Fund (b)	37,886,602	3,124,768	34,755,293
Touchstone VST Conservative ETF Fund	1,265,752	4,488,341	8,736,598
Touchstone VST Focused Fund (c)	1,308,866	27,899,066	—
Touchstone VST Large Cap Core Equity Fund (c)	2,462,513	15,511,529	—
Touchstone VST Moderate ETF Fund	1,172,438	1,762,621	10,739,165
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	141,223	509,046	1,738,731
Fidelity VIP Overseas Portfolio	96,296	203,089	1,509,928
Fidelity VIP Equity-Income Portfolio	796,468	1,213,161	8,369,950
Fidelity VIP Growth Portfolio	455,556	1,491,279	4,208,645
Fidelity VIP High Income Portfolio	285,669	304,359	610,042
Fidelity VIP Asset Manager Portfolio	191,916	385,192	3,090,636
Fidelity VIP Contrafund® Portfolio	1,660,889	1,731,886	13,610,389
Fidelity VIP Index 500 Portfolio	199,004	737,261	4,555,111
Fidelity VIP Investment Grade Bond Portfolio	74,991	394,504	2,530,306
Fidelity VIP Government Money Market	3,397,828	5,102,430	7,004,382
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	16,937	7,702	192,911
Fidelity VIP Growth Portfolio	39,867	82,524	393,370
Fidelity VIP High Income Portfolio	64,050	16,506	195,984
Fidelity VIP Asset Manager Portfolio	35,198	483	38,157
Fidelity VIP Contrafund® Portfolio	124,213	139,411	761,077
Fidelity VIP Balanced Portfolio	9,172	8,881	123,183
Fidelity VIP Mid Cap Portfolio	337,655	432,523	2,847,497
Fidelity VIP Overseas Portfolio	1,775	9,343	22,259
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	742,412	173,024	2,241,139
Fidelity VIP Balanced Portfolio	1,424,135	805,853	6,695,243
Fidelity VIP Bond Index Portfolio (b)	15,041	33	15,007
Fidelity VIP Contrafund® Portfolio	5,480,147	6,998,345	31,152,463
Fidelity VIP Disciplined Small Cap Portfolio	600,211	500,534	2,154,846
Fidelity VIP Equity-Income Portfolio	1,497,826	687,643	5,081,187
Fidelity VIP Freedom 2010 Portfolio	606,182	731,624	536,606
Fidelity VIP Freedom 2015 Portfolio	109,902	588,635	842,555
Fidelity VIP Freedom 2020 Portfolio	367,505	294,126	4,147,427
Fidelity VIP Freedom 2025 Portfolio	252,540	310,026	4,215,670
Fidelity VIP Freedom 2030 Portfolio	59,918	21,110	771,841
Fidelity VIP Growth Portfolio	3,995,498	2,991,833	11,857,888

(a) Name Change. See Note 1.	25
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income Portfolio	$2,255,165	$1,536,814	$7,450,364
Fidelity VIP Index 500 Portfolio	9,869,763	13,563,381	33,802,051
Fidelity VIP International Index Portfolio (b)	1,854	14	1,840
Fidelity VIP Investment Grade Bond Portfolio	6,988,193	6,563,978	33,895,834
Fidelity VIP Mid Cap Portfolio	2,535,216	1,902,295	8,632,085
Fidelity VIP Overseas Portfolio	302,265	702,897	2,535,287
Fidelity VIP Target Volatility Portfolio	454,375	635,208	2,913,433
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund (a)	181,385	287,836	1,273,282
Franklin Growth and Income VIP Fund	153,089	445,721	1,461,692
Franklin Income VIP Fund	318,323	430,654	3,988,032
JP Morgan IT Mid Cap Value	34,348	182,644	336,301
Morgan Stanley VIF Emerging Markets Debt Portfolio	17,626	67,582	314,873
Morgan Stanley VIF U.S. Real Estate Portfolio	87,662	134,615	1,082,310
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	1,256,113	1,026,826	5,138,035
Columbia VP – Small Cap Value Fund	712,068	694,049	3,626,266
Franklin Growth and Income VIP Fund	1,544,302	1,243,261	7,045,245
Franklin Income VIP Fund	3,039,093	2,954,578	19,534,633
Franklin Large Cap Growth VIP Fund	1,897,835	1,729,174	5,067,511
Franklin Mutual Shares VIP Fund	4,175,894	2,721,861	22,173,153
Franklin Small Cap Value VIP Fund	687,801	562,637	1,744,267
Invesco V.I. American Franchise Fund	896,413	1,365,569	2,952,145
Invesco V.I. American Value Fund	2,315,101	970,348	9,721,429
Invesco V.I. Comstock Fund	2,605,970	1,225,060	11,758,992
Invesco V.I. International Growth Fund	962,586	677,368	4,224,562
Invesco V.I. Mid Cap Growth Fund	442,522	66,158	916,449
Templeton Foreign VIP Fund	1,525,448	1,826,201	9,812,014
Templeton Global Bond VIP Fund	683,822	1,316,959	4,068,108
Templeton Growth VIP Fund	691,846	431,701	2,939,758
Morgan Stanley VIF Emerging Markets Debt Portfolio	84,519	193,352	862,357
Morgan Stanley VIF Emerging Markets Equity Portfolio	965,582	981,819	2,827,699
Morgan Stanley VIF U.S. Real Estate Portfolio	1,179,990	931,919	4,121,074
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	5,748,760	1,690,796	15,885,161
BlackRock Global Allocation V.I. Fund	138,388	499,664	1,247,752
BlackRock High Yield V.I. Fund	501,730	374,935	719,345
BlackRock Total Return V.I. Fund	289,109	250,991	1,557,468
TOPS® Managed Risk Moderate Growth ETF Portfolio	406,617	1,113,281	3,229,691
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	323,954	349,200	1,669,068
American Funds I.S. Capital Income Builder Fund	375,163	133,945	998,203
American Funds I.S. Global Growth Fund	1,049,921	2,470,362	10,268,173
American Funds I.S. Growth Fund	2,098,175	1,078,646	6,965,398
American Funds I.S. Growth-Income Fund	3,717,459	3,847,669	18,559,885
American Funds I.S. New World Fund	1,075,210	771,328	1,693,169
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	383,446	437,076	435,067

(a) Name Change. See Note 1.	26
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	$867,275	$1,251,535	$1,493,701
Advisor Class:
PIMCO VIT All Asset Portfolio	47,008	77,662	827,272
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	36,651	123,484	46,482
PIMCO VIT CommodityRealReturn® Strategy Portfolio	255,196	197,388	2,070,653
PIMCO VIT Long-Term U.S. Government Portfolio	429,416	444,018	250,784
PIMCO VIT Low Duration Portfolio	8,493,794	9,173,249	4,700,478
PIMCO VIT Real Return Portfolio	51,266	332,979	1,068,110
PIMCO VIT Total Return Portfolio	6,603,375	5,591,537	42,636,239
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	44,097	285,279	432,760
Guggenheim VT Multi-Hedge Strategies Fund	21,910	180,774	256,147
Guggenheim VT Long Short Equity Fund	5,919	33,223	202,246
ETF Shares:
iShares® Core S&P 500 ETF	6,336,225	13,094,346	65,299,944
iShares® Core S&P Mid-Cap ETF	2,271,917	3,106,659	20,442,931
iShares® Core S&P Small-Cap ETF	1,515,082	1,551,281	10,694,232
iShares® Core U.S. Aggregate Bond ETF	244,435	126,965	1,555,357
iShares® iBoxx $ High Yield Corporate Bond ETF	119,172	92,971	889,674
iShares® Intermediate-Term Corporate Bond ETF	105,290	219,765	1,226,408
iShares® International Treasury Bond ETF	1,454,278	1,304,974	11,141,400
iShares® S&P 500 Growth ETF	879,860	1,559,539	6,698,048
iShares® S&P 500 Value ETF	432,691	832,816	3,390,294
iShares® TIPS Bond ETF	12,784	14,643	210,011
Vanguard® Developed Markets Index Fund, ETF Shares	1,218,490	1,483,510	11,900,356
Vanguard® Dividend Appreciation Index Fund, ETF Shares	203,922	492,421	1,693,738
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	62,872	79,303	510,485
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	20,944	29,657	228,458
Vanguard® Large-Cap Index Fund, ETF Shares	155,355	306,000	1,341,340
Vanguard® Mega Cap Index Fund, ETF Shares	64,310	40,793	136,749
Vanguard® Real Estate Index Fund, ETF Shares	109,320	90,334	874,513
Vanguard® Short-Term Bond Index Fund, ETF Shares	197,454	231,966	344,461
Vanguard® Total Bond Market Index Fund, ETF Shares	10,224,660	11,197,888	85,439,268

(a) Name Change. See Note 1.	27
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Expenses and Related Party Transactions

The Company assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account. All charges listed below under “Mortality and Expenses %” are the annual rates deducted as a daily charge, thus affecting the unit values. All other charges, including the annual administration fee, some optional benefit fees (those not listed under “Mortality and Expense %”), withdrawal charges and transfer charges, if any, are taken from the contract’s account value by redeeming units. Fourteen contracts are currently included in the Separate Account. The products are stated in the table below, along with the mortality and expense charges and the annual administration fee:

	Contracts	Mortality and Expense %	Annual Administration Fee
1	GrandMaster	1.35	$30
2	GrandMaster flex3	1.55	$50
3	IQ	1.35	$30
4	IQ3	1.45	$30
5	IQ Advisor - Standard	0.60	N/A
	IQ Advisor - Enhanced	0.80	N/A
6	AnnuiChoice	1.00	$30
	AnnuiChoice - GMAB Rider	1.60	$30
7	AnnuiChoice II	1.15	$30
	AnnuiChoice II - GMAB Rider	1.75	$30
8	Pinnacle Plus	1.67	$40
	Pinnacle Plus- Reduced M&E	1.15	$40
9	Pinnacle	1.35	$30
	Pinnacle-Reduced M&E	1.10	$30
10	Pinnacle IV	1.45	$30
	Pinnacle IV - GMAB	2.05	$30
11	Pinnacle V	1.55	$30
	Pinnacle V - GMAB	2.15	$30
12	AdvantEdge	1.60	$50
13	Varoom	1.75	N/A
	Varoom - Standard option	2.35	N/A
	Varoom - Self Styled Option	2.55	N/A
14	Varoom II	1.90	N/A
	Varoom II - Standard Option	2.55	N/A
	Varoom II - Self Styled Option	2.75	N/A

For optional benefits that are not included in the daily mortality and expense charge, the Company deducts an amount either quarterly or annually, depending on the benefit, to cover the cost of the additional benefits elected.

28

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Expenses and Related Party Transactions (continued)

For charges that are dependent on contract owner actions, e.g., withdrawal charges and transfer fees, the Company deducts an amount at the time of the transaction to cover the cost. In both situations (ongoing benefit charges and transaction charges), the fees are deducted from the account value by redeeming units.

Touchstone Advisors Inc., which is affiliated with the Company, advises each of the Touchstone Variable Series Trust offered through the Company’s variable products.

5. Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each period ended December 31. The ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. The first unit value presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. The first total return presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. Therefore, some individual contract ratios are not within the ranges presented.

** Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest.

*** Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**** Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Subaccounts with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

29

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Affiliated:
Touchstone VST Aggressive ETF Fund	581	$18.17	to	$25.60	$13,221	1.73%	0.60%	to	1.60%	20.42%	to	21.65%
Touchstone VST Bond Fund (b)	1,310	10.17	to	10.20	13,329	1.31%	1.00%	to	1.67%	1.67%	to	2.00%
Touchstone VST Common Stock Fund (b)	3,423	10.78	to	10.83	36,938	0.54%	0.60%	to	1.67%	7.77%	to	8.33%
Touchstone VST Conservative ETF Fund	523	15.90	to	20.20	8,958	2.33%	0.60%	to	2.15%	12.99%	to	14.77%
Touchstone VST Moderate ETF Fund	545	20.18	to	23.36	10,043	2.11%	0.60%	to	2.15%	16.41%	to	18.25%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	77	20.72	to	21.14	2,096	1.61%	1.10%	to	1.35%	22.83%	to	23.14%
Fidelity VIP Overseas Portfolio	59	11.80	to	12.66	1,860	1.70%	1.00%	to	1.55%	25.79%	to	26.49%
Fidelity VIP Equity-Income Portfolio	127	30.20	to	104.60	9,354	1.97%			1.35%			25.72%
Fidelity VIP Growth Portfolio	39	170.74	to	170.74	6,738	0.25%			1.35%			32.50%
Fidelity VIP High Income Portfolio	20	31.63	to	31.63	619	4.83%			1.35%			13.55%
Fidelity VIP Asset Manager Portfolio	51	61.33	to	61.33	3,142	1.72%			1.35%			16.65%
Fidelity VIP Contrafund® Portfolio	195	49.10	to	50.09	14,517	0.45%	1.10%	to	1.35%	29.80%	to	30.13%
Fidelity VIP Index 500 Portfolio	154	26.85	to	23.64	6,098	1.93%	1.35%	to	1.45%	29.45%	to	29.58%
Fidelity VIP Investment Grade Bond Portfolio	113	14.20	to	15.24	2,604	2.64%	1.00%	to	1.55%	7.97%	to	8.57%
Fidelity VIP Government Money Market	713	9.53	to	10.17	7,004	2.01%	0.60%	to	2.75%	(0.79)%	to	1.40%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	9	24.32	to	24.32	216	1.93%			1.45%			25.48%
Fidelity VIP Growth Portfolio	24	27.07	to	27.92	648	0.16%	1.10%	to	1.45%	32.24%	to	32.71%
Fidelity VIP High Income Portfolio	11	17.43	to	17.43	191	6.40%			1.45%			13.25%
Fidelity VIP Asset Manager Portfolio	2	19.05	to	19.05	39	6.54%			1.45%			16.45%
Fidelity VIP Contrafund® Portfolio	24	36.04	to	36.04	855	0.36%			1.45%			29.54%
Fidelity VIP Balanced Portfolio	6	23.97	to	23.97	154	1.66%			1.45%			22.50%
Fidelity VIP Mid Cap Portfolio	41	72.02	to	69.08	2,856	0.76%	1.35%	to	1.45%	21.56%	to	21.68%
Fidelity VIP Overseas Portfolio	2	18.38	to	18.38	29	1.70%			1.45%			25.82%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	123	15.41	to	21.78	2,258	1.99%	0.60%	to	1.60%	16.13%	to	17.30%
Fidelity VIP Balanced Portfolio	327	20.04	to	26.38	7,612	1.63%	1.00%	to	1.60%	22.13%	to	22.87%
Fidelity VIP Bond Index Portfolio (b)	1	10.15	to	10.16	15	4.30%	1.35%	to	1.55%	1.48%	to	1.58%
Fidelity VIP Contrafund® Portfolio	1,353	36.51	to	38.23	34,892	0.21%	0.60%	to	1.67%	29.08%	to	30.49%
Fidelity VIP Disciplined Small Cap Portfolio	121	17.34	to	18.61	2,159	0.80%	1.00%	to	1.55%	21.46%	to	22.14%
Fidelity VIP Equity-Income Portfolio	297	18.33	to	26.32	5,496	1.90%	0.60%	to	1.60%	25.08%	to	26.34%
Fidelity VIP Freedom 2010 Portfolio	39	15.42	to	15.89	592	1.23%	1.15%	to	1.60%	13.90%	to	14.42%
Fidelity VIP Freedom 2015 Portfolio	57	15.91	to	16.59	886	1.38%	1.15%	to	1.60%	16.09%	to	16.62%
Fidelity VIP Freedom 2020 Portfolio	296	16.14	to	17.39	4,642	1.80%	1.15%	to	1.60%	17.96%	to	18.50%
Fidelity VIP Freedom 2025 Portfolio	301	17.12	to	18.58	4,987	1.79%	1.15%	to	1.60%	19.57%	to	20.12%
Fidelity VIP Freedom 2030 Portfolio	56	16.36	to	17.45	947	1.79%	1.15%	to	1.55%	22.19%	to	22.69%
Fidelity VIP Growth Portfolio	496	25.51	to	25.02	13,650	0.05%	1.00%	to	1.60%	31.83%	to	32.64%
Fidelity VIP High Income Portfolio	354	20.77	to	22.69	7,302	5.27%	0.60%	to	1.67%	12.85%	to	14.08%
Fidelity VIP Index 500 Portfolio	2,002	32.38	to	25.21	45,456	1.77%	0.60%	to	1.67%	28.83%	to	30.23%
Fidelity VIP International Index Portfolio (b)	*-			10.63	2	2.22%			1.55%			6.32%
Fidelity VIP Investment Grade Bond Portfolio	2,437	14.42	to	16.92	34,874	2.51%	0.60%	to	1.67%	7.58%	to	8.75%
Fidelity VIP Mid Cap Portfolio	313	39.52	to	38.25	8,650	0.68%	0.60%	to	1.67%	21.12%	to	22.43%
Fidelity VIP Overseas Portfolio	207	22.72	to	21.38	2,925	1.48%	0.60%	to	1.67%	25.37%	to	26.74%

(a) Name Change. See Note 1.	30
(b) New Underlying Fund. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility Portfolio	236	$13.28	to	$13.65	$3,155	1.40%	1.15%	to	1.60%	16.75%	to	17.28%
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund (a)	88	18.69	to	19.82	1,678	—%	1.00%	to	1.67%	29.43%	to	30.31%
Franklin Growth and Income VIP Fund	59	30.35	to	30.96	1,789	2.55%	1.10%	to	1.35%	24.35%	to	24.67%
Franklin Income VIP Fund	149	28.62	to	29.19	4,269	5.47%	1.10%	to	1.35%	14.85%	to	15.14%
JP Morgan IT Mid Cap Value	12	36.84	to	39.09	437	1.49%	1.00%	to	1.55%	24.80%	to	25.49%
Morgan Stanley VIF Emerging Markets Debt Portfolio	11	26.69	to	29.51	312	5.21%	1.00%	to	1.55%	12.48%	to	13.11%
Morgan Stanley VIF U.S. Real Estate Portfolio	37	36.94	to	40.27	1,535	1.87%	1.00%	to	1.55%	17.10%	to	17.75%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	425	13.11	to	13.61	5,606	2.26%	1.00%	to	1.60%	16.10%	to	16.81%
Columbia VP – Small Cap Value Fund	114	27.02	to	29.05	3,151	0.27%	1.00%	to	1.67%	18.97%	to	19.78%
Franklin Growth and Income VIP Fund	344	20.68	to	30.90	7,787	2.27%	1.00%	to	1.60%	23.65%	to	24.40%
Franklin Income VIP Fund	1,096	23.13	to	24.23	20,518	5.39%	0.60%	to	1.67%	14.12%	to	15.36%
Franklin Large Cap Growth VIP Fund	214	28.58	to	34.94	5,500	—%	1.00%	to	1.67%	32.33%	to	33.23%
Franklin Mutual Shares VIP Fund	1,303	23.70	to	28.81	21,560	1.85%	1.00%	to	1.67%	20.53%	to	21.35%
Franklin Small Cap Value VIP Fund	84	21.91	to	20.07	1,612	0.96%	1.00%	to	1.60%	24.33%	to	25.09%
Invesco V.I. American Franchise Fund	112	26.53	to	35.16	3,119	—%	0.60%	to	1.60%	34.25%	to	35.61%
Invesco V.I. American Value Fund	468	18.70	to	20.05	8,988	0.44%	1.00%	to	1.60%	22.72%	to	23.46%
Invesco V.I. Comstock Fund	585	20.13	to	28.76	11,117	1.74%	0.60%	to	1.60%	22.94%	to	24.19%
Invesco V.I. International Growth Fund	346	13.06	to	13.77	4,592	1.32%	1.00%	to	1.60%	26.19%	to	26.96%
Invesco V.I. Mid Cap Growth Fund	58	15.17	to	15.40	888	—%	1.15%	to	1.55%	31.93%	to	32.46%
Templeton Foreign VIP Fund	824	18.71	to	18.51	9,568	1.68%	0.60%	to	1.67%	10.65%	to	11.85%
Templeton Global Bond VIP Fund	414	9.39	to	9.77	3,914	6.88%	1.00%	to	1.60%	0.38%	to	0.99%
Templeton Growth VIP Fund	152	12.71	to	23.19	2,634	2.78%	1.00%	to	1.60%	13.31%	to	14.00%
Morgan Stanley VIF Emerging Markets Debt Portfolio	50	22.19	to	16.50	852	5.34%	1.00%	to	1.67%	12.26%	to	13.03%
Morgan Stanley VIF Emerging Markets Equity Portfolio	184	31.30	to	28.91	2,861	1.05%	0.60%	to	1.67%	17.52%	to	18.80%
Morgan Stanley VIF U.S. Real Estate Portfolio	297	32.21	to	13.85	4,309	1.75%	1.00%	to	1.67%	16.69%	to	17.49%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	616	23.16	to	24.41	14,423	—%	1.00%	to	1.60%	29.45%	to	30.23%
BlackRock Global Allocation V.I. Fund	99	12.79	to	13.48	1,299	1.11%	1.00%	to	1.60%	15.87%	to	16.58%
BlackRock High Yield V.I. Fund	60	12.09	to	12.34	737	5.15%	1.00%	to	1.55%	13.08%	to	13.71%
BlackRock Total Return V.I. Fund	153	10.50	to	10.66	1,615	2.61%	1.15%	to	1.55%	7.46%	to	7.89%
TOPS® Managed Risk Moderate Growth ETF Portfolio	281	11.87	to	12.24	3,362	2.07%	1.15%	to	1.60%	14.31%	to	14.83%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	163	10.47	to	10.68	1,716	2.52%	1.00%	to	1.55%	7.39%	to	7.99%
American Funds I.S. Capital Income Builder Fund	95	11.16	to	11.45	1,071	2.75%	1.00%	to	1.55%	15.80%	to	16.44%
American Funds I.S. Global Growth Fund	725	16.67	to	17.30	12,177	0.90%	1.00%	to	1.60%	32.72%	to	33.53%
American Funds I.S. Growth Fund	378	19.82	to	20.56	7,539	0.58%	1.00%	to	1.60%	28.35%	to	29.14%
American Funds I.S. Growth-Income Fund	1,120	17.72	to	18.38	20,000	1.46%	1.00%	to	1.60%	23.84%	to	24.60%
American Funds I.S. New World Fund	143	12.44	to	12.91	1,808	0.83%	1.00%	to	1.60%	26.76%	to	27.53%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	14	31.74	to	33.15	463	1.20%	1.35%	to	1.45%	23.41%	to	23.53%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	64	29.93	to	32.13	1,485	0.80%	1.00%	to	1.67%	22.79%	to	23.62%

(a) Name Change. See Note 1.	31
(b) New Underlying Fund. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Advisor Class:
PIMCO VIT All Asset Portfolio	63	$13.77	to	$14.65	$879	2.82%	1.00%	to	1.60%	9.96%	to	10.63%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	4	10.96	to	11.18	48	1.71%	1.00%	to	1.55%	5.25%	to	5.84%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	453	3.90	to	4.22	1,818	4.34%	1.00%	to	1.67%	9.49%	to	10.24%
PIMCO VIT Long-Term U.S. Government Portfolio	24	11.34	to	11.77	271	2.01%	1.00%	to	1.55%	11.45%	to	12.08%
PIMCO VIT Low Duration Portfolio	416	11.07	to	11.92	4,715	2.69%	1.00%	to	1.60%	2.26%	to	2.88%
PIMCO VIT Real Return Portfolio	86	12.06	to	12.96	1,056	1.51%	1.00%	to	1.60%	6.60%	to	7.25%
PIMCO VIT Total Return Portfolio	3,018	13.71	to	14.84	42,996	2.91%	1.00%	to	1.67%	6.44%	to	7.17%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	68	6.12	to	6.49	421	0.95%	1.15%	to	1.67%	6.34%	to	6.90%
Guggenheim VT Multi-Hedge Strategies Fund	30	8.31	to	9.00	264	2.44%	1.00%	to	1.67%	3.26%	to	3.96%
Guggenheim VT Long Short Equity Fund	18	9.62	to	10.41	188	0.58%	1.00%	to	1.67%	3.78%	to	4.48%
ETF Shares:
iShares® Core S&P 500 ETF	1,436	61.03	to	66.36	89,258	2.28%	1.75%	to	2.75%	27.64%	to	28.95%
iShares® Core S&P Mid-Cap ETF	481	52.72	to	55.15	25,733	1.74%	1.75%	to	2.75%	22.63%	to	23.89%
iShares® Core S&P Small-Cap ETF	238	55.65	to	58.31	13,455	1.54%	1.75%	to	2.75%	19.44%	to	20.67%
iShares® Core U.S. Aggregate Bond ETF	58	25.15	to	28.72	1,505	2.75%	1.75%	to	2.75%	5.47%	to	6.56%
iShares® iBoxx $ High Yield Corporate Bond ETF	26	31.71	to	35.11	863	5.08%	1.75%	to	2.75%	10.95%	to	12.09%
iShares® Intermediate-Term Corporate Bond ETF	44	27.42	to	29.42	1,228	3.54%	1.90%	to	2.75%	11.45%	to	12.42%
iShares® International Treasury Bond ETF	516	21.92	to	23.81	11,525	0.25%	1.75%	to	2.75%	0.91%	to	1.95%
iShares® S&P 500 Growth ETF	144	65.11	to	72.26	9,626	1.76%	1.75%	to	2.75%	27.17%	to	28.48%
iShares® S&P 500 Value ETF	73	55.23	to	57.88	4,116	2.32%	1.75%	to	2.75%	28.00%	to	29.32%
iShares® TIPS Bond ETF	8	22.69	to	27.40	209	1.78%	1.75%	to	2.75%	5.37%	to	6.45%
Vanguard® Developed Markets Index Fund, ETF Shares	349	36.02	to	34.60	12,626	3.22%	1.75%	to	2.75%	19.22%	to	20.45%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	39	54.62	to	61.06	2,182	1.85%	1.75%	to	2.75%	26.04%	to	27.34%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	20	27.78	to	25.70	539	3.44%	1.75%	to	2.75%	17.42%	to	18.63%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	7	29.76	to	34.13	229	3.46%	1.75%	to	2.75%	10.96%	to	12.10%
Vanguard® Large-Cap Index Fund, ETF Shares	29	60.81	to	65.49	1,836	1.98%	1.75%	to	2.75%	27.62%	to	28.93%
Vanguard® Mega Cap Index Fund, ETF Shares	3	61.99	to	67.02	184	2.07%	1.75%	to	2.75%	27.55%	to	28.86%
Vanguard® Real Estate Index Fund, ETF Shares	19	46.79	to	51.73	946	3.57%	1.75%	to	2.75%	25.32%	to	26.60%
Vanguard® Short-Term Bond Index Fund, ETF Shares	14	22.83	to	24.41	324	2.28%	1.90%	to	2.75%	2.10%	to	2.99%
Vanguard® Total Bond Market Index Fund, ETF Shares	3,300	25.14	to	28.81	84,890	2.77%	1.75%	to	2.75%	5.84%	to	6.93%

(a) Name Change. See Note 1.	32
(b) New Underlying Fund. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Affiliated:
Touchstone VST Active Bond Fund	956	$13.20	to	$16.66	$12,626	2.12%	1.00%	to	1.67%	(3.27)%	to	(2.60)%
Touchstone VST Aggressive ETF Fund	613	15.09	to	21.04	11,522	1.70%	0.60%	to	1.60%	(9.32)%	to	(8.40)%
Touchstone VST Conservative ETF Fund	730	14.07	to	17.60	10,989	1.69%	0.60%	to	2.15%	(6.10)%	to	(4.60)%
Touchstone VST Focused Fund	974	30.76	to	30.50	23,674	0.46%	0.60%	to	1.67%	(9.52)%	to	(8.53)%
Touchstone VST Large Cap Core Equity Fund	739	21.94	to	20.42	13,220	0.52%	1.00%	to	1.67%	(8.06)%	to	(7.43)%
Touchstone VST Moderate ETF Fund	607	17.34	to	19.76	9,608	1.83%	0.60%	to	2.15%	(8.05)%	to	(6.59)%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	95	16.87	to	17.17	2,129	1.43%	1.10%	to	1.35%	(5.52)%	to	(5.28)%
Fidelity VIP Overseas Portfolio	64	9.38	to	10.01	1,632	1.49%	1.00%	to	1.55%	(16.14)%	to	(15.66)%
Fidelity VIP Equity-Income Portfolio	144	24.02	to	83.20	8,362	2.22%			1.35%			(9.54)%
Fidelity VIP Growth Portfolio	48	128.86	to	128.86	6,247	0.24%			1.35%			(1.52)%
Fidelity VIP High Income Portfolio	21	27.86	to	27.86	577	4.35%			1.35%			(4.60)%
Fidelity VIP Asset Manager Portfolio	57	52.57	to	52.57	3,001	1.64%			1.35%			(6.63)%
Fidelity VIP Contrafund® Portfolio	218	37.83	to	38.49	12,481	0.69%	1.10%	to	1.35%	(7.65)%	to	(7.41)%
Fidelity VIP Index 500 Portfolio	171	20.74	to	18.24	5,271	1.84%	1.35%	to	1.45%	(5.88)%	to	(5.79)%
Fidelity VIP Investment Grade Bond Portfolio	130	13.15	to	14.04	2,744	2.33%	1.00%	to	1.55%	(2.08)%	to	(1.53)%
Fidelity VIP Government Money Market	892	9.61	to	10.03	8,709	1.64%	0.60%	to	2.75%	(1.16)%	to	1.04%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	9	19.38	to	19.38	175	1.97%			1.45%			(9.74)%
Fidelity VIP Growth Portfolio	27	20.47	to	21.04	551	0.15%	1.10%	to	1.45%	(1.73)%	to	(1.38)%
Fidelity VIP High Income Portfolio	9	15.39	to	15.39	133	4.65%			1.45%			(5.01)%
Fidelity VIP Asset Manager Portfolio	-*	16.36	to	16.36	3	1.59%			1.45%			(6.82)%
Fidelity VIP Contrafund® Portfolio	27	27.82	to	27.82	745	0.60%			1.45%			(7.85)%
Fidelity VIP Balanced Portfolio	7	19.56	to	19.56	132	1.45%			1.45%			(5.66)%
Fidelity VIP Mid Cap Portfolio	47	59.25	to	56.77	2,703	0.54%	1.35%	to	1.45%	(15.88)%	to	(15.80)%
Fidelity VIP Overseas Portfolio	2	14.61	to	14.61	30	1.48%			1.45%			(16.13)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	97	13.27	to	18.57	1,505	1.36%	0.60%	to	1.60%	(7.13)%	to	(6.18)%
Fidelity VIP Balanced Portfolio	315	16.41	to	21.47	5,976	1.26%	1.00%	to	1.60%	(5.98)%	to	(5.40)%
Fidelity VIP Contrafund® Portfolio	1,560	28.28	to	29.30	31,342	0.44%	0.60%	to	1.67%	(8.21)%	to	(7.20)%
Fidelity VIP Disciplined Small Cap Portfolio	125	17.39	to	15.24	1,824	0.58%	1.00%	to	1.60%	(14.69)%	to	(14.17)%
Fidelity VIP Equity-Income Portfolio	258	14.65	to	20.83	3,945	1.94%	0.60%	to	1.60%	(10.01)%	to	(9.09)%
Fidelity VIP Freedom 2010 Portfolio	48	13.54	to	13.89	644	1.06%	1.15%	to	1.60%	(5.80)%	to	(5.37)%
Fidelity VIP Freedom 2015 Portfolio	96	13.70	to	14.22	1,279	1.36%	1.15%	to	1.60%	(6.80)%	to	(6.38)%
Fidelity VIP Freedom 2020 Portfolio	308	13.68	to	14.68	4,091	1.27%	1.15%	to	1.60%	(7.59)%	to	(7.16)%
Fidelity VIP Freedom 2025 Portfolio	315	14.32	to	15.47	4,350	1.23%	1.15%	to	1.60%	(8.28)%	to	(7.85)%
Fidelity VIP Freedom 2030 Portfolio	56	13.39	to	14.23	769	1.38%	1.15%	to	1.55%	(9.49)%	to	(9.12)%
Fidelity VIP Growth Portfolio	487	19.35	to	18.86	10,073	0.04%	1.00%	to	1.60%	(2.03)%	to	(1.43)%
Fidelity VIP High Income Portfolio	332	18.40	to	19.89	6,042	4.74%	0.60%	to	1.67%	(5.24)%	to	(4.21)%
Fidelity VIP Index 500 Portfolio	2,231	25.13	to	19.36	39,191	1.57%	0.60%	to	1.67%	(6.33)%	to	(5.30)%
Fidelity VIP Investment Grade Bond Portfolio	2,436	13.40	to	15.56	32,215	2.28%	0.60%	to	1.67%	(2.45)%	to	(1.39)%
Fidelity VIP Mid Cap Portfolio	309	32.63	to	31.24	7,328	0.39%	0.60%	to	1.67%	(16.20)%	to	(15.29)%
Fidelity VIP Overseas Portfolio	247	18.12	to	16.87	2,773	1.27%	0.60%	to	1.67%	(16.48)%	to	(15.57)%

33

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility Portfolio	257	$11.38	to	$11.64	$2,942	1.54%	1.15%	to	1.60%	(7.50)%	to	(7.08)%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	92	14.44	to	15.21	1,362	—%	1.00%	to	1.67%	(14.75)%	to	(14.16)%
Franklin Growth and Income VIP Fund	74	24.41	to	24.83	1,803	2.62%	1.10%	to	1.35%	(5.67)%	to	(5.43)%
Franklin Income VIP Fund	162	24.92	to	25.36	4,041	5.05%	1.10%	to	1.35%	(5.39)%	to	(5.15)%
JP Morgan IT Mid Cap Value	17	29.52	to	31.15	506	1.00%	1.00%	to	1.55%	(13.21)%	to	(12.72)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	13	23.73	to	26.09	336	5.69%	1.00%	to	1.55%	(8.39)%	to	(7.88)%
Morgan Stanley VIF U.S. Real Estate Portfolio	40	31.55	to	34.20	1,406	2.74%	1.00%	to	1.55%	(9.15)%	to	(8.64)%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	427	11.30	to	11.65	4,846	1.35%	1.00%	to	1.60%	(6.42)%	to	(5.85)%
Columbia VP – Small Cap Value Fund	122	22.71	to	24.25	2,828	0.19%	1.00%	to	1.67%	(19.54)%	to	(18.99)%
Franklin Growth and Income VIP Fund	346	21.60	to	24.84	6,447	2.39%	1.00%	to	1.67%	(6.18)%	to	(5.54)%
Franklin Income VIP Fund	1,149	20.27	to	21.01	18,891	4.97%	0.60%	to	1.67%	(5.91)%	to	(4.88)%
Franklin Large Cap Growth VIP Fund	241	21.59	to	26.22	4,465	—%	1.00%	to	1.67%	(3.12)%	to	(2.46)%
Franklin Mutual Shares VIP Fund	1,349	19.66	to	23.74	18,412	2.38%	1.00%	to	1.67%	(10.59)%	to	(9.98)%
Franklin Small Cap Value VIP Fund	90	14.82	to	16.05	1,380	0.92%	1.00%	to	1.67%	(14.34)%	to	(13.75)%
Invesco V.I. American Franchise Fund	149	19.76	to	25.93	3,068	—%	0.60%	to	1.60%	(5.44)%	to	(4.47)%
Invesco V.I. American Value Fund	424	15.23	to	16.24	6,598	0.21%	1.00%	to	1.60%	(14.27)%	to	(13.74)%
Invesco V.I. Comstock Fund	589	16.37	to	23.16	9,023	1.41%	0.60%	to	1.60%	(13.78)%	to	(12.89)%
Invesco V.I. International Growth Fund	346	10.35	to	10.84	3,627	1.87%	1.00%	to	1.60%	(16.57)%	to	(16.06)%
Invesco V.I. Mid Cap Growth Fund	39	11.50	to	11.67	453	—%	1.00%	to	1.55%	(7.34)%	to	(6.96)%
Templeton Foreign VIP Fund	863	16.91	to	16.55	8,991	2.67%	0.60%	to	1.67%	(16.86)%	to	(15.95)%
Templeton Global Bond VIP Fund	504	9.35	to	9.68	4,738	—%	1.00%	to	1.60%	0.30%	to	0.91%
Templeton Growth VIP Fund	168	16.98	to	20.34	2,577	1.98%	1.00%	to	1.67%	(16.28)%	to	(15.71)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	60	19.77	to	14.60	888	5.91%	1.00%	to	1.67%	(8.60)%	to	(7.98)%
Morgan Stanley VIF Emerging Markets Equity Portfolio	198	26.64	to	24.34	2,637	0.35%	0.60%	to	1.67%	(18.90)%	to	(18.01)%
Morgan Stanley VIF U.S. Real Estate Portfolio	291	27.60	to	11.79	3,618	2.47%	1.00%	to	1.67%	(9.51)%	to	(8.89)%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	528	17.89	to	18.75	9,543	—%	1.00%	to	1.60%	0.49%	to	1.10%
BlackRock Global Allocation V.I. Fund	132	11.04	to	11.57	1,488	0.76%	1.00%	to	1.60%	(9.06)%	to	(8.51)%
BlackRock High Yield V.I. Fund	52	10.69	to	10.85	557	5.26%	1.00%	to	1.55%	(4.41)%	to	(3.88)%
BlackRock Total Return V.I. Fund	152	9.78	to	9.88	1,490	2.48%	1.15%	to	1.55%	(2.27)%	to	(1.88)%
TOPS® Managed Risk Moderate Growth ETF Portfolio	358	10.39	to	10.66	3,745	1.56%	1.15%	to	1.60%	(8.87)%	to	(8.45)%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	169	9.75	to	9.89	1,645	2.47%	1.00%	to	1.55%	(2.43)%	to	(2.03)%
American Funds I.S. Capital Income Builder Fund	74	9.63	to	9.83	712	2.72%	1.00%	to	1.55%	(8.69)%	to	(8.18)%
American Funds I.S. Global Growth Fund	861	12.56	to	12.95	10,883	0.49%	1.00%	to	1.60%	(10.70)%	to	(10.15)%
American Funds I.S. Growth Fund	358	15.44	to	15.92	5,548	0.27%	1.00%	to	1.60%	(2.10)%	to	(1.50)%
American Funds I.S. Growth-Income Fund	1,249	14.31	to	14.75	17,974	1.21%	1.00%	to	1.60%	(3.63)%	to	(3.04)%
American Funds I.S. New World Fund	122	9.82	to	10.12	1,210	0.75%	1.00%	to	1.60%	(15.63)%	to	(15.11)%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	18	25.72	to	26.83	469	1.04%	1.35%	to	1.45%	(12.52)%	to	(12.43)%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	95	24.37	to	25.99	1,706	0.61%	1.00%	to	1.67%	(12.91)%	to	(12.31)%
Advisor Class:
PIMCO VIT All Asset Portfolio	66	12.52	to	13.24	839	2.66%	1.00%	to	1.60%	(6.97)%	to	(6.40)%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	12	10.41	to	10.57	129	1.28%	1.00%	to	1.55%	0.43%	to	0.99%

34

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Advisor Class (continued):
PIMCO VIT CommodityRealReturn® Strategy Portfolio	450	$3.56	to	$3.83	$1,649	1.97%	1.00%	to	1.67%	(15.64)%	to	(15.06)%
PIMCO VIT Long-Term U.S. Government Portfolio	25	10.17	to	10.50	260	2.30%	1.00%	to	1.55%	(4.00)%	to	(3.46)%
PIMCO VIT Low Duration Portfolio	482	10.77	to	11.58	5,314	1.84%	1.00%	to	1.67%	(1.45)%	to	(0.77)%
PIMCO VIT Real Return Portfolio	109	11.24	to	12.08	1,263	2.53%	1.00%	to	1.67%	(3.88)%	to	(3.29)%
PIMCO VIT Total Return Portfolio	2,997	12.88	to	13.84	39,923	2.44%	1.00%	to	1.67%	(2.31)%	to	(1.64)%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	105	5.76	to	6.07	615	—%	1.15%	to	1.67%	(10.55)%	to	(10.08)%
Guggenheim VT Multi-Hedge Strategies Fund	49	8.05	to	8.66	412	—%	1.00%	to	1.67%	(6.67)%	to	(6.03)%
Guggenheim VT Long Short Equity Fund	21	9.27	to	9.97	206	—%	1.00%	to	1.67%	(14.40)%	to	(13.81)%
ETF Shares:
iShares® Core S&P 500 ETF	1,549	47.81	to	51.46	75,243	1.88%	1.75%	to	2.75%	(7.11)%	to	(6.15)%
iShares® Core S&P Mid-Cap ETF	492	42.99	to	44.52	21,442	1.48%	1.75%	to	2.75%	(13.63)%	to	(12.73)%
iShares® Core S&P Small-Cap ETF	236	46.59	to	48.32	11,126	1.34%	1.75%	to	2.75%	(11.02)%	to	(10.10)%
iShares® Core U.S. Aggregate Bond ETF	53	23.84	to	26.95	1,310	2.73%	1.75%	to	2.75%	(2.67)%	to	(1.66)%
iShares® iBoxx $ High Yield Corporate Bond ETF	26	28.58	to	31.33	771	5.23%	1.75%	to	2.75%	(4.72)%	to	(3.74)%
iShares® Intermediate-Term Corporate Bond ETF	49	24.60	to	26.17	1,219	3.30%	1.90%	to	2.75%	(3.48)%	to	(2.63)%
iShares® International Treasury Bond ETF	497	21.72	to	23.36	10,979	0.31%	1.75%	to	2.75%	(5.29)%	to	(4.31)%
iShares® S&P 500 Growth ETF	154	51.20	to	56.24	8,060	1.17%	1.75%	to	2.75%	(2.95)%	to	(1.95)%
iShares® S&P 500 Value ETF	80	43.15	to	44.76	3,531	2.44%	1.75%	to	2.75%	(11.70)%	to	(10.78)%
iShares® TIPS Bond ETF	8	21.53	to	25.74	198	2.64%	1.75%	to	2.75%	(4.15)%	to	(3.16)%
Vanguard® Developed Markets Index Fund, ETF Shares	358	30.21	to	28.72	10,858	2.90%	1.75%	to	2.75%	(17.11)%	to	(16.25)%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	44	43.33	to	47.95	1,973	1.88%	1.75%	to	2.75%	(4.79)%	to	(3.80)%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	21	23.66	to	21.67	476	2.43%	1.75%	to	2.75%	(17.12)%	to	(16.26)%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	8	26.82	to	30.45	216	3.55%	1.75%	to	2.75%	(4.45)%	to	(3.46)%
Vanguard® Large-Cap Index Fund, ETF Shares	32	47.65	to	50.79	1,543	1.88%	1.75%	to	2.75%	(7.09)%	to	(6.13)%
Vanguard® Mega Cap Index Fund, ETF Shares	2	48.60	to	52.01	120	1.92%	1.75%	to	2.75%	(6.12)%	to	(5.15)%
Vanguard® Real Estate Index Fund, ETF Shares	19	37.33	to	40.86	744	4.48%	1.75%	to	2.75%	(8.63)%	to	(7.68)%
Vanguard® Short-Term Bond Index Fund, ETF Shares	15	22.36	to	23.70	348	2.00%	1.90%	to	2.75%	(1.46)%	to	(0.60)%
Vanguard® Total Bond Market Index Fund, ETF Shares	3,345	23.75	to	26.94	81,116	2.80%	1.75%	to	2.75%	(2.88)%	to	(1.87)%

For Year Ended 2017				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated:
Touchstone VST Active Bond Fund	943	$13.64 to $17.11	$12,868	2.67%	1.00% to 1.67%	1.81% to 2.51%
Touchstone VST Aggressive ETF Fund	661	22.46 to 22.97	13,658	1.78%	0.60% to 2.15%	14.78% to 16.59%
Touchstone VST Conservative ETF Fund	609	14.98 to 18.45	9,655	2.04%	0.60% to 2.15%	7.70% to 9.40%
Touchstone VST Focused Fund	1,092	34.00 to 33.35	29,043	0.51%	0.60% to 1.67%	11.75% to 12.96%
Touchstone VST Large Cap Core Equity Fund	992	23.86 to 22.06	18,755	0.65%	1.00% to 1.67%	19.30% to 20.11%
Touchstone VST Moderate ETF Fund	718	18.85 to 21.15	12,221	1.99%	0.60% to 2.15%	11.22% to 12.98%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	107	17.86 to 18.12	2,519	1.45%	1.10% to 1.35%	14.86% to 15.15%
Fidelity VIP Overseas Portfolio	73	11.19 to 11.87	2,174	1.39%	1.00% to 1.55%	28.27% to 28.99%
Fidelity VIP Equity-Income Portfolio	164	26.55 to 91.97	10,332	1.69%	1.35%	11.38%
Fidelity VIP Growth Portfolio	53	130.85	6,935	0.21%	1.35%	33.32%
Fidelity VIP High Income Portfolio	38	29.20	1,118	5.26%	1.35%	5.50%
Fidelity VIP Asset Manager Portfolio	64	56.31	3,588	1.85%	1.35%	12.57%
Fidelity VIP Contrafund® Portfolio	251	40.96 to 41.57	15,539	0.99%	1.10% to 1.35%	20.24% to 20.54%
Fidelity VIP Index 500 Portfolio	186	22.04 to 19.36	6,150	1.75%	1.35% to 1.45%	19.95% to 20.08%
Fidelity VIP Investment Grade Bond Portfolio	162	13.43 to 14.26	3,418	2.29%	1.00% to 1.55%	2.61% to 3.18%
Fidelity VIP Government Money Market	822	9.72 to 9.93	7,990	0.65%	0.60% to 2.75%	(2.08%) to 0.07%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	17	21.47	371	1.64%	1.45%	11.17%
Fidelity VIP Growth Portfolio	33	20.83 to 21.33	695	0.13%	1.10% to 1.45%	33.05% to 33.52%
Fidelity VIP High Income Portfolio	18	16.20	291	6.54%	1.45%	5.52%
Fidelity VIP Asset Manager Portfolio	*-	17.56	4	0.92%	1.45%	12.29%
Fidelity VIP Contrafund® Portfolio	40	30.19	1,209	0.97%	1.45%	20.00%
Fidelity VIP Balanced Portfolio	7	20.74	142	1.41%	1.45%	14.57%
Fidelity VIP Mid Cap Portfolio	55	70.43 to 67.42	3,773	0.60%	1.35% to 1.45%	18.96% to 19.08%
Fidelity VIP Overseas Portfolio	2	17.42	37	1.35%	1.45%	28.22%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	101	14.29 to 19.79	1,684	1.62%	0.60% to 1.60%	11.93% to 13.06%
Fidelity VIP Balanced Portfolio	330	17.45 to 22.69	6,663	1.28%	1.00% to 1.60%	14.27% to 14.96%
Fidelity VIP Contrafund® Portfolio	1,761	30.81 to 31.57	38,466	0.79%	0.60% to 1.67%	19.56% to 20.86%
Fidelity VIP Disciplined Small Cap Portfolio	130	20.39 to 17.75	2,226	0.51%	1.00% to 1.60%	5.09% to 5.73%
Fidelity VIP Equity-Income Portfolio	297	22.67 to 22.91	5,142	1.47%	0.60% to 1.67%	10.78% to 11.98%
Fidelity VIP Freedom 2010 Portfolio	45	14.37 to 14.68	635	1.20%	1.15% to 1.60%	11.00% to 11.50%
Fidelity VIP Freedom 2015 Portfolio	106	14.70 to 15.19	1,521	1.17%	1.15% to 1.60%	12.97% to 13.48%
Fidelity VIP Freedom 2020 Portfolio	361	14.13 to 15.81	5,177	1.26%	1.15% to 1.67%	14.33% to 14.93%
Fidelity VIP Freedom 2025 Portfolio	312	15.61 to 16.79	4,686	1.27%	1.15% to 1.60%	15.69% to 16.22%
Fidelity VIP Freedom 2030 Portfolio	42	14.79 to 15.65	629	1.20%	1.15% to 1.55%	18.83% to 19.31%
Fidelity VIP Growth Portfolio	432	19.75 to 19.14	9,070	0.07%	1.00% to 1.60%	32.67% to 33.47%
Fidelity VIP High Income Portfolio	684	19.42 to 20.76	13,128	6.21%	0.60% to 1.67%	5.13% to 6.27%
Fidelity VIP Index 500 Portfolio	2,182	26.83 to 20.44	40,812	1.58%	0.60% to 1.67%	19.39% to 20.68%
Fidelity VIP Investment Grade Bond Portfolio	2,463	13.74 to 15.78	33,192	2.26%	0.60% to 1.67%	2.26% to 3.37%
Fidelity VIP Mid Cap Portfolio	355	38.94 to 36.88	9,895	0.49%	0.60% to 1.67%	18.53% to 19.82%
Fidelity VIP Overseas Portfolio	274	21.69 to 19.98	3,674	1.17%	0.60% to 1.67%	27.83% to 29.21%
*- Less than 500.

35

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility Portfolio	270	$12.30 to $12.53	$3,343	1.16%	1.15% to 1.60%	14.44% to 14.96%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	97	16.94 to 17.72	1,663	—%	1.00% to 1.67%	11.65% to 12.41%
Franklin Growth and Income VIP Fund	79	25.87 to 26.26	2,040	6.11%	1.10% to 1.35%	14.59% to 14.87%
Franklin Income VIP Fund	201	26.34 to 26.73	5,285	4.24%	1.10% to 1.35%	8.46% to 8.74%
JPMorgan IT Mid Cap Value	23	34.01 to 35.69	779	0.79%	1.00% to 1.55%	12.01% to 12.63%
Morgan Stanley VIF Emerging Markets Debt Portfolio	18	25.90 to 28.32	496	5.07%	1.00% to 1.55%	8.02% to 8.62%
Morgan Stanley VIF U.S. Real Estate Portfolio	49	34.73 to 37.43	1,914	1.45%	1.00% to 1.55%	1.52% to 2.08%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	421	12.07 to 12.37	5,098	0.78%	1.00% to 1.60%	12.97% to 13.66%
Columbia VP – Small Cap Value Fund	153	28.23 to 29.94	4,409	0.31%	1.00% to 1.67%	12.09% to 12.85%
Franklin Growth and Income VIP Fund	409	23.03 to 26.29	8,001	5.82%	1.00% to 1.67%	13.93% to 14.70%
Franklin Income VIP Fund	1,340	21.54 to 22.08	23,474	4.12%	0.60% to 1.67%	7.85% to 9.02%
Franklin Large Cap Growth VIP Fund	277	22.29 to 26.88	5,125	0.57%	1.00% to 1.67%	25.98% to 26.83%
Franklin Mutual Shares VIP Fund	1,438	21.99 to 26.37	21,855	2.27%	1.00% to 1.67%	6.54% to 7.27%
Franklin Small Cap Value VIP Fund	93	17.30 to 18.61	1,665	0.52%	1.00% to 1.67%	8.81% to 9.55%
Invesco V.I. American Franchise Fund	137	25.27 to 27.14	2,966	—%	0.60% to 1.67%	24.91% to 26.27%
Invesco V.I. American Value Fund	362	17.77 to 18.83	6,524	0.63%	1.00% to 1.60%	7.93% to 8.59%
Invesco V.I. Comstock Fund	630	18.99 to 26.58	11,076	2.02%	0.60% to 1.60%	15.70% to 16.87%
Invesco V.I. International Growth Fund	334	12.40 to 12.92	4,183	1.25%	1.00% to 1.60%	20.77% to 21.50%
Invesco V.I. Mid Cap Growth Fund	21	12.41 to 12.49	265	—%	1.15% to 1.55%	20.26% to 20.74%
Templeton Foreign VIP Fund	1,051	20.34 to 19.69	12,808	2.68%	0.60% to 1.67%	14.75% to 16.00%
Templeton Global Bond VIP Fund	536	9.32 to 9.59	5,018	—%	1.00% to 1.60%	0.30% to 0.91%
Templeton Growth VIP Fund	180	20.28 to 24.13	3,324	1.64%	1.00% to 1.67%	16.53% to 17.32%
Morgan Stanley VIF Emerging Markets Debt Portfolio	106	21.63 to 15.86	1,683	5.36%	1.00% to 1.67%	7.76% to 8.49%
Morgan Stanley VIF Emerging Markets Equity Portfolio	215	32.84 to 29.69	3,789	0.62%	0.60% to 1.67%	32.82% to 34.26%
Morgan Stanley VIF U.S. Real Estate Portfolio	326	30.50 to 12.94	4,448	1.25%	1.00% to 1.67%	1.16% to 1.84%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	466	17.80 to 18.54	8,359	—%	1.00% to 1.60%	30.83% to 31.62%
BlackRock Global Allocation V.I. Fund	164	12.14 to 12.64	2,030	1.24%	1.00% to 1.60%	11.90% to 12.58%
BlackRock High Yield V.I. Fund	19	11.19 to 11.29	208	4.89%	1.00% to 1.55%	5.41% to 6.00%
BlackRock Total Return V.I. Fund	85	10.00 to 10.07	856	2.24%	1.15% to 1.55%	1.61% to 2.02%
TOPS® Managed Risk Moderate Growth ETF Portfolio	373	11.40 to 11.64	4,269	1.62%	1.15% to 1.60%	12.02% to 12.53%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	113	9.99 to 10.06	1,127	2.30%	1.15% to 1.55%	1.70% to 2.11%
American Funds I.S. Capital Income Builder Fund	61	10.55 to 10.71	640	2.60%	1.00% to 1.55%	10.91% to 11.53%
American Funds I.S. Global Growth Fund	921	14.07 to 14.42	13,020	0.58%	1.00% to 1.60%	29.03% to 29.81%
American Funds I.S. Growth Fund	306	15.77 to 16.16	4,842	0.48%	1.00% to 1.60%	25.95% to 26.71%
American Funds I.S. Growth-Income Fund	1,304	14.85 to 15.22	19,458	1.32%	1.00% to 1.60%	20.13% to 20.86%
American Funds I.S. New World Fund	86	11.63 to 11.92	1,009	0.89%	1.00% to 1.60%	27.00% to 27.77%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	16	29.40 to 30.64	475	0.97%	1.35% to 1.45%	12.68% to 12.79%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	85	27.99 to 29.64	1,709	0.56%	1.00% to 1.67%	12.14% to 12.90%
Advisor Class:
PIMCO VIT All Asset Portfolio	128	13.25 to 14.15	1,744	4.41%	1.00% to 1.67%	11.49% to 12.25%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	4	10.37 to 10.46	42	6.06%	1.00% to 1.55%	1.08% to 1.64%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	583	4.22 to 4.51	2,520	11.11%	1.00% to 1.67%	0.35% to 1.03%
PIMCO VIT Long-Term U.S. Government Portfolio	33	10.57 to 10.88	353	2.08%	1.00% to 1.60%	7.11% to 7.76%
PIMCO VIT Low Duration Portfolio	396	10.93 to 11.67	4,425	1.30%	1.00% to 1.67%	(0.44%) to 0.24%
PIMCO VIT Real Return Portfolio	109	11.70 to 12.49	1,310	2.30%	1.00% to 1.67%	1.83% to 2.52%
PIMCO VIT Total Return Portfolio	3,137	13.18 to 14.08	42,600	1.92%	1.00% to 1.67%	3.07% to 3.77%

36

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	90	$6.44 to $6.75	$587	1.42%	1.15% to 1.67%	6.90% to 7.46%
Guggenheim VT Multi-Hedge Strategies Fund	42	8.63 to 9.21	379	—%	1.00% to 1.67%	1.95% to 2.64%
Guggenheim VT Long Short Equity Fund	27	10.83 to 11.56	312	0.35%	1.00% to 1.67%	12.94% to 13.71%
ETF Shares:
iShares® Core S&P 500 ETF	1,587	51.47 to 54.83	82,802	1.90%	1.75% to 2.75%	18.42% to 19.63%
iShares® Core S&P Mid-Cap ETF	477	49.78 to 51.01	23,985	1.29%	1.75% to 2.75%	13.07% to 14.23%
iShares® Core S&P Small-Cap ETF	235	52.36 to 53.75	12,437	1.30%	1.75% to 2.75%	10.04% to 11.16%
iShares® Core U.S. Aggregate Bond ETF	57	24.50 to 27.41	1,440	2.33%	1.75% to 2.75%	0.71% to 1.74%
iShares® iBoxx $ High Yield Corporate Bond ETF	24	29.99 to 32.54	757	5.12%	1.75% to 2.75%	3.17% to 4.23%
iShares® Intermediate-Term Corporate Bond ETF	53	25.49 to 26.87	1,349	2.51%	1.90% to 2.75%	0.70% to 1.58%
iShares® International Treasury Bond ETF	473	22.93 to 24.41	10,988	0.20%	1.75% to 2.75%	8.31% to 9.42%
iShares® S&P 500 Growth ETF	161	52.75 to 57.36	8,620	1.43%	1.75% to 2.75%	23.73% to 25.00%
iShares® S&P 500 Value ETF	80	48.86 to 50.17	3,974	2.29%	1.75% to 2.75%	12.08% to 13.23%
iShares® TIPS Bond ETF	9	22.47 to 26.58	219	2.07%	1.75% to 2.75%	0.10% to 1.12%
Vanguard® Developed Markets Index Fund, ETF Shares	325	36.45 to 34.30	11,839	2.97%	1.75% to 2.75%	22.94% to 24.20%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	52	45.51 to 49.85	2,441	2.03%	1.75% to 2.75%	18.88% to 20.10%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	24	28.55 to 25.87	655	2.53%	1.75% to 2.75%	27.88% to 29.18%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	8	28.07 to 31.54	236	3.25%	1.75% to 2.75%	2.42% to 3.47%
Vanguard® Large-Cap Index Fund, ETF Shares	33	51.29 to 54.11	1,745	1.91%	1.75% to 2.75%	18.66% to 19.88%
Vanguard® Mega Cap Index Fund, ETF Shares	3	51.77 to 54.83	156	1.96%	1.75% to 2.75%	19.25% to 20.47%
Vanguard® Real Estate Index Fund, ETF Shares	17	40.86 to 44.26	733	4.24%	1.75% to 2.75%	2.01% to 3.05%
Vanguard® Short-Term Bond Index Fund, ETF Shares	16	22.69 to 23.84	366	1.63%	1.90% to 2.75%	(1.57%) to (0.71%)
Vanguard® Total Bond Market Index Fund, ETF Shares	3,223	24.46 to 27.45	80,320	2.56%	1.75% to 2.75%	0.73% to 1.76%

37

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated
Touchstone VST Active Bond Fund	841	$13.40 to $16.69	$11,371	2.25%	1.00% to 1.67%	4.21% to 4.92%
Touchstone VST Aggressive ETF Fund	710	19.57 to 19.70	12,686	1.45%	0.60% to 2.15%	5.64% to 7.31%
Touchstone VST Conservative ETF Fund	666	13.91 to 16.86	9,709	1.18%	0.60% to 2.15%	3.31% to 4.95%
Touchstone VST Focused Fund	1,258	30.43 to 29.52	29,800	0.00%	0.60% to 1.67%	11.22% to 12.43%
Touchstone VST Large Cap Core Equity Fund	1,184	20.00 to 18.37	18,709	0.99%	1.00% to 1.67%	7.02% to 7.75%
Touchstone VST Moderate ETF Fund	831	16.95 to 18.72	12,710	1.62%	0.60% to 2.15%	4.56% to 6.21%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	125	15.55 to 15.74	2,490	1.32%	1.10% to 1.35%	5.82% to 6.08%
Fidelity VIP Overseas Portfolio	82	8.72 to 9.20	1,909	1.42%	1.00% to 1.55%	(6.53)% to (6.01)%
Fidelity VIP Equity-Income Portfolio	177	82.57	10,075	2.21%	1.35%	16.43%
Fidelity VIP Growth Portfolio	61	98.15	5,965	0.04%	1.35%	(0.56)%
Fidelity VIP High Income Portfolio	48	27.68	1,324	5.08%	1.35%	13.06%
Fidelity VIP Asset Manager Portfolio	69	50.02	3,456	1.38%	1.35%	1.68%
Fidelity VIP Contrafund® Portfolio	279	34.06 to 34.49	14,044	0.77%	1.10% to 1.35%	6.55% to 6.82%
Fidelity VIP Index 500 Portfolio	214	15.97 to 16.13	5,879	1.38%	1.35% to 1.45%	10.24% to 10.35%
Fidelity VIP Investment Grade Bond Portfolio	209	13.09 to 13.82	4,085	2.29%	1.00% to 1.55%	3.12% to 3.69%
Fidelity VIP Government Money Market	1,386	9.74 to 9.92	13,564	0.20%	0.60% to 1.67%	(1.47)% to (0.40)%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	18	19.31	338	2.23%	1.45%	16.19%
Fidelity VIP Growth Portfolio	40	15.65 to 15.97	627	0.00%	1.10% to 1.45%	(0.75)% to (0.39)%
Fidelity VIP High Income Portfolio	18	15.35	282	6.34%	1.45%	12.72%
Fidelity VIP Asset Manager Portfolio	1	15.63	14	1.43%	1.45%	1.52%
Fidelity VIP Contrafund® Portfolio	38	25.16	948	0.71%	1.45%	6.35%
Fidelity VIP Balanced Portfolio	7	18.10	125	1.28%	1.45%	5.61%
Fidelity VIP Mid Cap Portfolio	64	59.21 to 56.62	3,692	0.39%	1.35% to 1.45%	10.49% to 10.60%
Fidelity VIP Overseas Portfolio	2	13.58	29	1.38%	1.45%	(6.50)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	105	16.12 to 17.50	1,560	1.30%	0.60% to 1.67%	1.12% to 2.22%
Fidelity VIP Balanced Portfolio	350	18.78 to 19.74	6,167	1.19%	1.00% to 1.67%	5.19% to 5.91%
Fidelity VIP Contrafund® Portfolio	1,830	25.77 to 26.13	33,799	0.61%	0.60% to 1.67%	5.93% to 7.08%
Fidelity VIP Disciplined Small Cap Portfolio	141	19.40 to 16.79	2,283	0.63%	1.00% to 1.60%	20.35% to 21.09%
Fidelity VIP Equity-Income Portfolio	320	20.47 to 20.46	5,105	2.16%	0.60% to 1.67%	15.75% to 17.00%
Fidelity VIP Freedom 2010 Portfolio	64	12.57 to 13.16	826	1.24%	1.15% to 1.67%	3.47% to 4.02%
Fidelity VIP Freedom 2015 Portfolio	128	12.55 to 13.39	1,629	1.12%	1.15% to 1.67%	3.82% to 4.36%
Fidelity VIP Freedom 2020 Portfolio	385	12.36 to 13.00	4,813	1.17%	1.15% to 1.67%	4.04% to 4.59%
Fidelity VIP Freedom 2025 Portfolio	308	12.84 to 13.51	3,993	1.32%	1.15% to 1.67%	4.22% to 4.77%
Fidelity VIP Freedom 2030 Portfolio	41	12.45 to 13.12	511	1.23%	1.15% to 1.55%	4.73% to 5.15%
Fidelity VIP Growth Portfolio	344	20.15 to 14.34	5,398	0.00%	1.00% to 1.67%	(1.13)% to (0.45)%
Fidelity VIP High Income Portfolio	902	18.47 to 19.54	16,686	5.69%	0.60% to 1.67%	12.26% to 13.48%
Fidelity VIP Index 500 Portfolio	2,267	22.47 to 16.94	35,505	1.39%	0.60% to 1.67%	9.72% to 10.91%
Fidelity VIP Investment Grade Bond Portfolio	2,227	13.44 to 15.26	29,582	2.43%	0.60% to 1.67%	2.73% to 3.85%
Fidelity VIP Mid Cap Portfolio	385	32.86 to 30.78	9,185	0.31%	0.60% to 1.67%	10.06% to 11.25%
Fidelity VIP Overseas Portfolio	310	16.97 to 15.46	3,209	1.21%	0.60% to 1.67%	(6.85)% to (5.84)%
Fidelity VIP Target Volatility Portfolio	256	10.75 to 10.90	2,758	1.51%	1.15% to 1.60%	3.38% to 3.85%

38

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	122	$15.17 to $15.76	$1,870	0.00%	1.00% to 1.67%	12.24% to 13.01%
Franklin Growth and Income VIP Fund	85	22.58 to 22.86	1,923	2.85%	1.10% to 1.35%	10.35% to 10.63%
Franklin Income VIP Fund	225	24.28 to 24.58	5,458	5.10%	1.10% to 1.35%	12.79% to 13.08%
JPMorgan IT Mid Cap Value	24	30.36 to 31.69	727	0.89%	1.00% to 1.55%	12.92% to 13.55%
Morgan Stanley VIF Emerging Markets Debt Portfolio	22	23.98 to 26.07	563	5.72%	1.00% to 1.55%	8.84% to 9.45%
Morgan Stanley VIF U.S. Real Estate Portfolio	58	34.21 to 36.67	2,265	1.36%	1.00% to 1.55%	5.16% to 5.75%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	371	10.68 to 10.88	3,979	1.30%	1.00% to 1.60%	5.56% to 6.20%
Columbia VP – Small Cap Value Fund	130	25.19 to 26.53	3,325	0.40%	1.00% to 1.67%	30.53% to 31.41%
Franklin Growth and Income VIP Fund	430	20.21 to 22.92	7,579	2.63%	1.00% to 1.67%	9.76% to 10.51%
Franklin Income VIP Fund	1,311	19.98 to 20.26	21,781	4.93%	0.60% to 1.67%	12.12% to 13.34%
Franklin Large Cap Growth VIP Fund	256	17.69 to 21.20	3,824	0.00%	1.00% to 1.67%	(3.43)% to (2.77)%
Franklin Mutual Shares VIP Fund	1,388	20.64 to 24.59	19,924	2.04%	1.00% to 1.67%	14.12% to 14.90%
Franklin Small Cap Value VIP Fund	118	15.90 to 16.98	1,946	0.80%	1.00% to 1.67%	28.02% to 28.89%
Invesco V.I. American Franchise Fund	88	20.23 to 21.49	1,574	0.00%	0.60% to 1.67%	0.31% to 1.41%
Invesco V.I. American Value Fund	281	16.46 to 17.34	4,670	0.12%	1.00% to 1.60%	13.38% to 14.07%
Invesco V.I. Comstock Fund	676	16.41 to 22.75	10,344	1.32%	0.60% to 1.60%	15.12% to 16.29%
Invesco V.I. International Growth Fund	315	10.42 to 10.54	3,262	1.25%	0.80% to 1.67%	(2.04)% to (1.84)%
Invesco V.I. Mid Cap Growth Fund (April 29, 2016)	9	10.32 to 10.33	94	0.00%	1.10% to 1.55%	3.20% to 3.27%
Templeton Foreign VIP Fund	745	17.73 to 16.97	8,350	1.92%	0.60% to 1.67%	5.39% to 6.53%
Templeton Global Bond VIP Fund	526	9.29 to 9.50	4,911	0.00%	1.00% to 1.60%	1.29% to 1.91%
Templeton Growth VIP Fund	240	17.40 to 20.57	3,604	2.04%	1.00% to 1.67%	7.79% to 8.52%
Morgan Stanley VIF Emerging Markets Debt Portfolio	118	20.07 to 14.62	1,743	5.94%	1.00% to 1.67%	8.74% to 9.48%
Morgan Stanley VIF Emerging Markets Equity Portfolio	291	24.73 to 22.11	3,722	0.42%	0.60% to 1.67%	4.84% to 5.98%
Morgan Stanley VIF U.S. Real Estate Portfolio	368	30.15 to 12.70	5,090	1.06%	1.00% to 1.67%	4.77% to 5.48%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	373	13.61 to 14.09	5,106	0.00%	1.00% to 1.60%	(1.73)% to (1.13)%
BlackRock Global Allocation V.I. Fund	184	10.85 to 11.23	2,028	1.16%	1.00% to 1.60%	2.15% to 2.77%
BlackRock High Yield V.I. Fund (April 29, 2016)	3	10.61 to 10.65	33	5.21%	1.00% to 1.55%	6.12% to 6.52%
BlackRock Total Return V.I. Fund (April 29, 2016)	32	9.84 to 9.87	311	1.81%	1.15% to 1.55%	(1.55)% to (1.28)%
TOPS® Managed Risk Moderate Growth ETF Portfolio	351	10.18 to 10.35	3,580	1.95%	1.15% to 1.60%	4.45% to 4.92%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund (April 29, 2016)	59	9.82	580	2.78%	1.15%	(1.79)%
American Funds I.S. Capital Income Builder Fund	43	9.55 to 9.60	408	3.66%	1.00% to 1.60%	2.38% to 2.75%
American Funds I.S. Global Growth Fund	915	10.90 to 11.11	10,011	0.70%	1.00% to 1.60%	(1.24)% to (0.63)%
American Funds I.S. Growth Fund	191	12.52 to 12.76	2,397	0.74%	1.00% to 1.60%	7.47% to 8.13%
American Funds I.S. Growth-Income Fund	1,275	12.36 to 12.59	15,818	1.36%	1.00% to 1.60%	9.48% to 10.14%
American Funds I.S. New World Fund	40	9.16 to 9.33	365	0.71%	1.00% to 1.60%	3.36% to 3.99%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	20	26.09 to 27.17	540	1.09%	1.35% to 1.45%	19.27% to 19.39%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	87	24.96 to 26.25	1,613	0.74%	1.00% to 1.67%	18.69% to 19.5%

39

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Advisor Class:
PIMCO VIT All Asset Portfolio	152	$11.88 to $12.60	$1,847	2.59%	1.00% to 1.67%	11.02% to 11.78%
PIMCO VIT International Bond Portfolio (US Dollar Hedged) (April 29, 2016)	1	10.30	12	3.47%	1.15%	2.96%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	564	4.21 to 4.47	2,426	1.03%	1.00% to 1.67%	12.96% to 13.72%
PIMCO VIT Long-Term U.S. Government Portfolio	45	9.93 to 10.09	443	1.82%	1.00% to 1.55%	(0.88)% to (0.43)%
PIMCO VIT Low Duration Portfolio	485	10.98 to 11.64	5,413	1.35%	1.00% to 1.67%	(0.39)% to 0.29%
PIMCO VIT Real Return Portfolio	104	11.49 to 12.19	1,218	2.21%	1.00% to 1.67%	3.34% to 4.04%
PIMCO VIT Total Return Portfolio	3,000	12.79 to 13.56	39,441	1.98%	1.00% to 1.67%	0.86% to 1.55%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	101	6.02 to 6.29	617	3.82%	1.15% to 1.67%	(16.19)% to (15.74)%
Guggenheim VT Multi-Hedge Strategies Fund	53	8.46 to 8.97	467	0.10%	1.00% to 1.67%	(2.14)% to (1.48)%
Guggenheim VT Long Short Equity Fund	30	9.59 to 10.17	306	0.00%	1.00% to 1.67%	(1.02)% to (0.35)%
ETF Shares:
iShares® Core S&P 500 ETF	1,602	43.46 to 45.83	70,447	2.24%	1.75% to 2.75%	9.07% to 10.19%
iShares® Core S&P Mid-Cap ETF	467	44.02 to 44.66	20,711	1.78%	1.75% to 2.75%	17.36% to 18.56%
iShares® Core S&P Small-Cap ETF	231	47.58 to 48.35	11,059	1.42%	1.75% to 2.75%	23.12% to 24.38%
iShares® Core U.S. Aggregate Bond ETF	61	24.32 to 26.94	1,517	2.33%	1.75% to 2.75%	(0.41)% to 0.62%
iShares® iBoxx $ High Yield Corporate Bond ETF	21	29.07 to 31.22	639	5.47%	1.75% to 2.75%	10.28% to 11.42%
iShares® Intermediate-Term Corporate Bond ETF	46	25.31 to 26.45	1,173	2.42%	1.90% to 2.75%	0.47% to 1.35%
iShares® International Treasury Bond ETF	417	21.17 to 22.31	8,919	0.70%	1.75% to 2.75%	(1.92)% to (0.91)%
iShares® S&P 500 Growth ETF	167	42.64 to 45.89	7,233	1.59%	1.75% to 2.75%	3.88% to 4.94%
iShares® S&P 500 Value ETF	75	43.60 to 44.31	3,299	2.47%	1.75% to 2.75%	14.08% to 15.25%
iShares® TIPS Bond ETF	9	22.44 to 26.28	218	1.46%	1.75% to 2.75%	1.80% to 2.84%
Vanguard® Developed Markets Index Fund, ETF Shares	337	29.65 to 27.62	9,938	3.12%	1.75% to 2.75%	(0.17)% to 0.85%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	58	38.28 to 41.50	2,270	2.22%	1.75% to 2.75%	8.91% to 10.03%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	25	22.32 to 20.03	547	2.53%	1.75% to 2.75%	9.11% to 10.23%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	7	27.40 to 30.48	203	3.22%	1.75% to 2.75%	2.36% to 3.41%
Vanguard® Large-Cap Index Fund, ETF Shares	33	43.22 to 45.14	1,450	2.10%	1.75% to 2.75%	8.70% to 9.81%
Vanguard® Mega Cap Index Fund, ETF Shares	4	43.41 to 45.52	155	2.23%	1.75% to 2.75%	8.83% to 9.95%
Vanguard® Real Estate Index Fund, ETF Shares	17	40.05 to 42.95	682	4.87%	1.75% to 2.75%	5.64% to 6.72%
Vanguard® Short-Term Bond Index Fund, ETF Shares	18	23.05 to 24.01	421	1.45%	1.90% to 2.75%	(1.45)% to (0.59)%
Vanguard® Total Bond Market Index Fund, ETF Shares	2,749	24.28 to 26.98	67,946	2.42%	1.75% to 2.75%	(0.30)% to 0.73%
40

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2015				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated
Touchstone VST Active Bond Fund	718	$12.86 to $15.91	$9,421	1.79%	1.00% to 1.67%	(2.92)% to (2.26)%
Touchstone VST Aggressive ETF Fund	830	18.53 to 18.36	13,901	1.62%	0.60% to 2.15%	(2.25)% to (0.70)%
Touchstone VST Conservative ETF Fund	791	13.46 to 16.07	11,097	1.41%	0.60% to 2.15%	(2.38)% to (0.84)%
Touchstone VST Focused Fund	1,379	27.36 to 26.26	30,064	0.00%	0.60% to 1.67%	0.27% to 1.36%
Touchstone VST Large Cap Core Equity Fund	1,065	18.69 to 17.05	16,326	1.22%	1.00% to 1.67%	(5.61)% to (4.97)%
Touchstone VST Moderate ETF Fund	956	16.21 to 17.63	13,887	1.78%	0.60% to 2.15%	(2.33)% to (0.78)%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	139	14.69 to 14.84	2,592	1.43%	1.10% to 1.35%	(0.77)% to (0.51)%
Fidelity VIP Overseas Portfolio	89	9.33 to 9.79	2,165	1.29%	1.00% to 1.55%	2.02% to 2.59%
Fidelity VIP Equity-Income Portfolio	205	70.92	9,803	2.98%	1.35%	(5.26)%
Fidelity VIP Growth Portfolio	67	98.70	6,613	0.25%	1.35%	5.73%
Fidelity VIP High Income Portfolio	58	24.48	1,409	6.44%	1.35%	(4.93)%
Fidelity VIP Asset Manager Portfolio	80	49.19	3,943	1.42%	1.35%	(1.21)%
Fidelity VIP Contrafund® Portfolio	332	31.97 to 32.29	15,738	0.96%	1.10% to 1.35%	(0.69)% to (0.44)%
Fidelity VIP Index 500 Portfolio	258	14.49 to 14.61	6,319	1.81%	1.35% to 1.45%	(0.13)% to (0.03)%
Fidelity VIP Investment Grade Bond Portfolio	249	12.70 to 13.33	4,561	2.38%	1.00% to 1.55%	(2.13)% to (1.59)%
Fidelity VIP Government Money Market	2,342	9.89 to 9.96	23,184	0.03%	0.60% to 1.67%	(1.13)% to (0.39)%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	18	16.62	306	3.06%	1.45%	(5.48)%
Fidelity VIP Growth Portfolio	42	15.77 to 16.04	672	0.14%	1.10% to 1.45%	5.50% to 5.88%
Fidelity VIP High Income Portfolio	15	13.62	205	6.97%	1.45%	(5.15)%
Fidelity VIP Asset Manager Portfolio	1	15.40	14	1.47%	1.45%	(1.42)%
Fidelity VIP Contrafund® Portfolio	46	23.66	1,099	0.94%	1.45%	(0.90)%
Fidelity VIP Balanced Portfolio	7	17.14	120	1.42%	1.45%	(0.95)%
Fidelity VIP Mid Cap Portfolio	84	53.59 to 51.19	4,338	0.36%	1.35% to 1.45%	(2.93)% to (2.83)%
Fidelity VIP Overseas Portfolio	2	14.53	32	1.28%	1.45%	1.99%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	108	15.94 to 17.12	1,578	1.33%	0.60% to 1.67%	(1.73)% to (0.66)%
Fidelity VIP Balanced Portfolio	382	17.85 to 18.64	6,411	1.27%	1.00% to 1.67%	(1.31)% to (0.64)%
Fidelity VIP Contrafund® Portfolio	1,959	24.33 to 24.40	34,776	0.76%	0.60% to 1.67%	(1.26)% to (0.19)%
Fidelity VIP Disciplined Small Cap Portfolio	90	13.21 to 13.86	1,209	0.27%	1.00% to 1.55%	(3.69)% to (3.16)%
Fidelity VIP Equity-Income Portfolio	337	17.68 to 17.49	4,710	2.59%	0.60% to 1.67%	(5.84)% to (4.81)%
Fidelity VIP Freedom 2010 Portfolio	73	12.15 to 12.66	897	1.32%	1.15% to 1.67%	(2.19)% to (1.67)%
Fidelity VIP Freedom 2015 Portfolio	163	12.09 to 12.83	1,988	1.32%	1.15% to 1.67%	(2.17)% to (1.65)%
Fidelity VIP Freedom 2020 Portfolio	436	11.88 to 12.43	5,220	1.61%	1.15% to 1.67%	(2.12)% to (1.60)%
Fidelity VIP Freedom 2025 Portfolio	300	12.32 to 12.90	3,713	1.88%	1.15% to 1.67%	(2.17)% to (1.65)%
Fidelity VIP Freedom 2030 Portfolio	40	11.89 to 12.48	483	1.45%	1.15% to 1.55%	(2.07)% to (1.67)%
Fidelity VIP Growth Portfolio	311	15.05 to 14.40	4,921	0.03%	1.00% to 1.60%	5.20% to 5.84%
Fidelity VIP High Income Portfolio	810	16.46 to 17.22	12,830	6.72%	0.60% to 1.67%	(5.47)% to (4.44)%
Fidelity VIP Index 500 Portfolio	2,250	20.48 to 15.27	32,118	2.91%	0.60% to 1.67%	(0.60)% to 0.48%
Fidelity VIP Investment Grade Bond Portfolio	1,814	13.08 to 14.70	23,600	2.50%	0.60% to 1.67%	(2.50)% to (1.44)%
Fidelity VIP Mid Cap Portfolio	426	29.85 to 27.67	9,404	0.23%	0.60% to 1.67%	(3.27)% to (2.22)%
Fidelity VIP Overseas Portfolio	349	18.22 to 16.42	3,950	1.08%	0.60% to 1.67%	1.57% to 2.68%
Fidelity VIP Target Volatility Portfolio	161	10.40 to 10.49	1,685	1.32%	1.15% to 1.60%	(2.92)% to (2.47)%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	151	13.51 to 13.95	2,068	0.00%	1.00% to 1.67%	(6.57)% to (5.94)%
Franklin Growth and Income VIP Fund	106	20.46 to 20.66	2,172	3.70%	1.10% to 1.35%	(1.96)% to (1.71)%
Franklin Income VIP Fund	263	21.53 to 21.74	5,659	4.88%	1.10% to 1.35%	(8.09)% to (7.86)%
JPMorgan IT Mid Cap Value	30	26.89 to 27.91	789	1.00%	1.00% to 1.55%	(4.16)% to (3.63)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	24	22.03 to 23.82	558	5.66%	1.00% to 1.55%	(2.65)% to (2.10)%
Morgan Stanley VIF U.S. Real Estate Portfolio	71	32.53 to 34.68	2,617	1.32%	1.00% to 1.55%	0.59% to 1.15%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	234	10.12 to 10.25	2,372	1.62%	1.00% to 1.60%	(2.65)% to (2.06)%

41

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2015				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 2 (continued):
Columbia VP – Small Cap Value Fund	125	$19.30 to $20.19	$2,440	0.57%	1.00% to 1.67%	(7.88)% to (7.25)%
Franklin Growth and Income VIP Fund	464	18.42 to 20.74	7,671	3.40%	1.00% to 1.67%	(2.56)% to (1.90)%
Franklin Income VIP Fund	1,300	17.82 to 17.87	19,732	4.84%	0.60% to 1.67%	(8.61)% to (7.61)%
Franklin Large Cap Growth VIP Fund	285	18.32 to 21.80	4,543	0.27%	1.00% to 1.67%	3.86% to 4.57%
Franklin Mutual Shares VIP Fund	1,332	18.09 to 21.40	17,277	3.29%	1.00% to 1.67%	(6.52)% to (5.89)%
Franklin Small Cap Value VIP Fund	107	12.42 to 13.18	1,367	0.66%	1.00% to 1.67%	(8.93)% to (8.31)%
Invesco V.I. American Franchise Fund	97	20.17 to 21.20	1,749	0.00%	0.60% to 1.67%	3.00% to 4.12%
Invesco V.I. American Value Fund	218	14.52 to 15.20	3,192	0.01%	1.00% to 1.60%	(10.81)% to (10.26)%
Invesco V.I. Comstock Fund	587	14.26 to 19.56	8,009	1.74%	0.60% to 1.60%	(7.69)% to (6.76)%
Invesco V.I. International Growth Fund	244	10.64 to 10.74	2,588	1.40%	0.80% to 1.67%	(3.93)% to (3.73)%
Templeton Foreign VIP Fund	670	16.82 to 15.93	7,440	3.22%	0.60% to 1.67%	(8.05)% to (7.05)%
Templeton Global Bond VIP Fund	549	9.18 to 9.33	5,051	9.73%	1.00% to 1.60%	(5.83)% to (5.26)%
Templeton Growth VIP Fund	269	16.15 to 18.95	3,770	2.69%	1.00% to 1.67%	(8.05)% to (7.42)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	97	18.46 to 13.36	1,334	6.82%	1.00% to 1.67%	(2.82)% to (2.16)%
Morgan Stanley VIF Emerging Markets Equity Portfolio	280	23.59 to 20.86	3,304	0.75%	0.60% to 1.67%	(12.20)% to (11.24)%
Morgan Stanley VIF U.S. Real Estate Portfolio	345	28.78 to 12.04	4,607	1.18%	1.00% to 1.67%	0.22% to 0.90%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	262	13.85 to 14.25	3,652	0.00%	1.00% to 1.60%	4.91% to 5.54%
BlackRock Global Allocation V.I. Fund	209	10.62 to 10.93	2,252	1.03%	1.00% to 1.60%	(2.58)% to (1.99)%
TOPS® Managed Risk Moderate Growth ETF Portfolio	219	9.74 to 9.86	2,139	1.39%	1.15% to 1.60%	(7.96)% to (7.54)%
Non-Affiliated Class 4:
American Funds I.S. Capital Income Builder Fund (April 23, 2015)	7	9.31 to 9.34	68	3.11%	1.15% to 1.55%	(6.90)% to (6.64)%
American Funds I.S. Global Growth Fund	980	11.04 to 11.18	10,844	4.09%	1.00% to 1.60%	4.98% to 5.62%
American Funds I.S. Growth Fund	89	11.65 to 11.80	1,036	0.84%	1.00% to 1.60%	4.88% to 5.52%
American Funds I.S. Growth-Income Fund	1,183	11.29 to 11.43	13,382	4.54%	1.00% to 1.60%	(0.41)% to 0.20%
American Funds I.S. New World Fund	26	8.86 to 8.97	227	0.69%	1.00% to 1.60%	(4.92)% to (4.34)%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	21	21.87 to 22.75	471	1.02%	1.35% to 1.45%	(5.98)% to (5.88)%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	67	21.03 to 21.97	1,132	0.82%	1.00% to 1.67%	(6.44)% to (5.81)%
Advisor Class:
PIMCO VIT All Asset Portfolio	105	10.86 to 11.28	1,148	2.47%	1.00% to 1.60%	(10.64)% to (10.10)%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	438	3.73 to 3.93	1,667	4.20%	1.00% to 1.67%	(26.90)% to (26.41)%
PIMCO VIT Long-Term U.S. Government Portfolio	29	10.01 to 10.14	289	1.92%	1.00% to 1.55%	(2.90)% to (2.46)%
PIMCO VIT Low Duration Portfolio	1,041	11.02 to 11.61	11,670	3.46%	1.00% to 1.67%	(1.45)% to (0.78)%
PIMCO VIT Real Return Portfolio	107	11.12 to 11.71	1,213	3.48%	1.00% to 1.67%	(4.42)% to (3.77)%
PIMCO VIT Total Return Portfolio	2,941	12.68 to 13.36	38,244	4.63%	1.00% to 1.67%	(1.31)% to (0.63)%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	106	7.19 to 7.46	774	2.58%	1.15% to 1.67%	(3.19)% to (2.68)%
Guggenheim VT Multi-Hedge Strategies Fund	70	8.65 to 9.11	622	0.64%	1.00% to 1.67%	0.15% to 0.83%
Guggenheim VT Long Short Equity Fund	35	9.69 to 10.21	359	0.00%	1.00% to 1.67%	(0.43)% to 0.25%
ETF Shares:
iShares® Core S&P 500 ETF	1,451	39.85 to 41.59	58,349	2.19%	1.75% to 2.75%	(1.49)% to (0.48)%
iShares® Core S&P Mid-Cap ETF	438	37.51 to 37.67	16,473	1.52%	1.75% to 2.75%	(4.97)% to (3.99)%
iShares® Core S&P Small-Cap ETF	220	38.65 to 38.87	8,523	1.45%	1.75% to 2.75%	(4.76)% to (3.78)%
iShares® Core U.S. Aggregate Bond ETF	59	24.42 to 26.77	1,486	2.27%	1.75% to 2.75%	(2.28)% to (1.27)%
iShares® iBoxx $ High Yield Corporate Bond ETF	12	26.36 to 28.02	325	5.41%	1.75% to 2.75%	(7.64)% to (6.69)%
iShares® Intermediate-Term Corporate Bond ETF	41	25.19 to 26.10	1,033	2.50%	1.90% to 2.75%	(2.19)% to (1.33)%
iShares® International Treasury Bond ETF	359	21.59 to 22.51	7,814	0.12%	1.75% to 2.75%	(9.79)% to (8.86)%
iShares® S&P 500 Growth ETF	146	41.04 to 43.73	6,067	1.56%	1.75% to 2.75%	2.48% to 3.53%
iShares® S&P 500 Value ETF	70	38.21 to 38.44	2,696	2.38%	1.75% to 2.75%	(5.94)% to (4.98)%
iShares® TIPS Bond ETF	9	22.05 to 25.56	218	0.32%	1.75% to 2.75%	(4.46)% to (3.47)%

42

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2015				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
ETF Shares (continued):
Vanguard® Developed Markets Index Fund, ETF Shares	284	$29.70 to $27.38	$8,328	2.76%	1.75% to 2.75%	(3.10)% to (2.10)%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	56	35.15 to 37.72	2,015	2.33%	1.75% to 2.75%	(4.62)% to (3.64)%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	24	20.46 to 18.17	465	2.85%	1.75% to 2.75%	(18.14)% to (17.30)%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	7	26.77 to 29.48	191	3.27%	1.75% to 2.75%	(1.85)% to (0.85)%
Vanguard® Large-Cap Index Fund, ETF Shares	31	39.76 to 41.10	1,221	1.93%	1.75% to 2.75%	(1.75)% to (0.74)%
Vanguard® Mega Cap Index Fund, ETF Shares	4	39.89 to 41.40	171	2.09%	1.75% to 2.75%	(1.35)% to (0.34)%
Vanguard® Real Estate Index Fund, ETF Shares	14	37.92 to 40.24	535	3.90%	1.75% to 2.75%	(0.39)% to 0.63%
Vanguard® Short-Term Bond Index Fund, ETF Shares	22	23.39 to 24.16	527	1.33%	1.90% to 2.75%	(1.85)% to (0.99)%
Vanguard® Total Bond Market Index Fund, ETF Shares	2,358	24.35 to 26.78	58,404	2.46%	1.75% to 2.75%	(2.20)% to (1.19)%

43

STATUTORY-BASIS FINANCIAL STATEMENTS

Integrity Life Insurance Company
Years Ended December 31, 2019, 2018 and 2017
With Report of Independent Auditors

Integrity Life Insurance Company

Statutory-Basis Financial Statements

Years Ended December 31, 2019, 2018 and 2017

Report of Independent Auditors

The Board of Directors
Integrity Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Integrity Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2019 and 2018, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2019, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory-Basis of Accounting
In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, on the basis of accounting described in Note 1.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 20, 2020
2

Integrity Life Insurance Company
Balance Sheets (Statutory-Basis)

	December 31
	2019	2018
Admitted assets	(In Thousands)
Cash and invested assets:
Debt securities	$5,348,153	$5,321,133
Preferred and common stocks	518,498	412,121
Investment in common stock of subsidiary	377,139	339,005
Mortgage loans	668,295	571,159
Policy loans	105,120	107,926
Derivatives	124,625	61,463
Cash, cash equivalents and short-term investments	254,331	82,756
Receivable for securities	3,876	4,394
Securities lending reinvested collateral assets	7,645	782
Other invested assets	281,388	203,200
Total cash and invested assets	7,689,070	7,103,939

Investment income due and accrued	50,381	50,749
Current federal income taxes recoverable from parent	—	6,675
Net deferred income tax asset	12,898	8,332
Amounts receivable on reinsurance contracts	209	53
Other admitted assets	3,239	2,941
Separate account assets	2,158,563	2,242,401
Total admitted assets	$9,914,360	$9,415,090

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$4,943,729	$4,748,936
Liability for deposit-type contracts	1,124,071	989,440
Policy and contract claims	126	216
Total policy and contract liabilities	6,067,926	5,738,592

General expense due and accrued	237	196
Current federal income taxes payable to parent	5,588	—
Transfer to (from) separate accounts due and accrued, net	(37,742)	(43,649)
Asset valuation reserve	158,350	100,073
Interest maintenance reserve	15,555	10,536
Amounts payable on reinsurance contracts	36	79
Other liabilities	95,721	80,892
Derivatives	26,096	2,887
Payable for securities lending	152,686	151,816
Separate account liabilities	2,158,563	2,242,401
Total liabilities	8,643,016	8,283,823

Capital and surplus:
Common stock, $2 par value, authorized 1,500 shares, issued and outstanding 1,500 shares	3,000	3,000
Paid-in surplus	908,164	908,164
Accumulated surplus	360,180	220,103
Total capital and surplus	1,271,344	1,131,267
Total liabilities and capital and surplus	$9,914,360	$9,415,090
See accompanying notes.

3

Integrity Life Insurance Company
Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2019	2018	2017
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$477,243	$660,978	$845,693
Net investment income	276,870	259,562	263,386
Considerations for supplementary contracts with life contingencies	6,729	7,065	9,563
Amortization of the interest maintenance reserve	1,645	1,677	1,616
Reserve adjustments on reinsurance ceded	(111)	(737,869)	(72,074)
Fees from management of separate accounts	16,463	17,233	15,799
Miscellaneous income - termination of reinsurance agreement	—	694,579	—
Other revenues	2,641	4,782	4,051
Total premiums and other revenues	781,480	908,007	1,068,034

Benefits paid or provided:
Death benefits	16,081	10,415	9,320
Annuity benefits	303,259	254,002	210,110
Surrender benefits	399,883	426,558	331,983
Payments on supplementary contracts with life contingencies	7,174	8,137	6,092
Increase (decrease) in policy reserves and other policyholders’ funds	220,224	319,453	535,960
Total benefits paid or provided	946,621	1,018,565	1,093,465

Insurance expenses and other deductions:
Commissions	29,104	36,971	45,335
Commissions and expenses on reinsurance assumed	12	13	15
General expenses	45,439	47,795	47,215
Net transfers to (from) separate accounts	(262,974)	(246,141)	(160,626)
Other deductions	5,296	6,730	4,160
Total insurance expenses and other deductions	(183,123)	(154,632)	(63,901)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	17,982	44,074	38,470
Federal income tax expense (benefit), excluding tax on capital gains	9,364	11,369	(6,524)
Gain (loss) from operations before net realized capital gains (losses)	8,618	32,705	44,994
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	4,507	26,516	(23,876)
Net income (loss)	$13,125	$59,221	$21,118
See accompanying notes.

4

Integrity Life Insurance Company
Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2017	$3,000	$658,164	$147,154	$808,318
Net income (loss)	—	—	21,118	21,118
Change in net deferred income tax	—	—	(22,179)	(22,179)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $5,293)	—	—	50,642	50,642
Net change in nonadmitted assets and related items	—	—	28,297	28,297
Change in valuation basis	—	—	6,271	6,271
Change in asset valuation reserve	—	—	(16,941)	(16,941)
Change in surplus in separate accounts	—	—	233	233
Balance, December 31, 2017	3,000	658,164	214,595	875,759
Net income (loss)	—	—	59,221	59,221
Change in net deferred income tax	—	—	5,418	5,418
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($5,041))	—	—	(50,916)	(50,916)
Net change in nonadmitted assets and related items	—	—	(14,082)	(14,082)
Change in asset valuation reserve	—	—	5,868	5,868
Capital contribution	—	250,000	—	250,000
Change in surplus in separate accounts	—	—	(1)	(1)
Balance, December 31, 2018	3,000	908,164	220,103	1,131,267
Net income (loss)	—	—	13,125	13,125
Change in net deferred income tax	—	—	11,431	11,431
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $22,497)	—	—	159,063	159,063
Net change in nonadmitted assets and related items	—	—	3,196	3,196
Change in asset valuation reserve	—	—	(58,277)	(58,277)
Change in surplus in separate accounts	—	—	(3)	(3)
Cumulative effect of changes in accounting principles	—	—	11,542	11,542
Balance, December 31, 2019	$3,000	$908,164	$360,180	$1,271,344
See accompanying notes.

5

Integrity Life Insurance Company
Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2019	2018	2017
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$483,973	$668,240	$855,586
Net investment income received	285,262	266,375	273,092
Benefits paid	(752,281)	(772,018)	(642,929)
Net transfers from (to) separate accounts	268,878	207,053	164,150
Commissions and expense paid	(78,121)	(88,934)	(100,023)
Federal income taxes recovered (paid)	(12,727)	(15,354)	(28,002)
Other, net	19,154	24,140	20,785
Net cash from (for) operations	214,138	289,502	542,659

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	912,996	1,057,942	721,277
Preferred and common stocks	77,519	123,094	30,267
Mortgage loans	12,182	7,683	6,175
Other invested assets	18,895	24,304	42,823
Net gains (losses) on cash, cash equivalents and short-term investments	47	150	(15)
Miscellaneous proceeds	6,131	6,396	7,367
Net proceeds from investments sold, matured or repaid	1,027,770	1,219,569	807,894

Cost of investments acquired:
Debt securities	(947,099)	(1,328,842)	(1,639,047)
Preferred and common stocks	(90,772)	(47,153)	(64,516)
Mortgage loans	(109,318)	(123,037)	(199,632)
Other invested assets	(78,307)	(17,972)	(39,579)
Miscellaneous applications	(9,150)	(8,269)	(24,410)
Total cost of investments acquired	(1,234,646)	(1,525,273)	(1,967,184)

Net change in policy and other loans	2,806	(197)	2,762
Net cash from (for) investments	(204,070)	(305,901)	(1,156,528)

Financing and miscellaneous activities
Capital and paid-in surplus, less treasury stock	—	4,300	—
Net deposits on deposit-type contract funds and other insurance liabilities	134,631	39,429	429,241
Other cash provided (applied)	26,876	(53,139)	154,793
Net cash from (for) financing and miscellaneous sources	161,507	(9,410)	584,034

Net change in cash, cash equivalents and short-term investments	171,575	(25,809)	(29,835)
Cash, cash equivalents and short-term investments:
Beginning of year	82,756	108,565	138,400
End of year	$254,331	$82,756	$108,565

Cash flow information for noncash transactions;
Contribution from The Western and Southern Life Insurance Company in the form of common stock securities	$—	$245,700	$—

See accompanying notes.

6

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

1. Nature of Operations and Significant Accounting Policies
Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of Ohio and currently licensed in 49 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. For the year ended December 31, 2019, approximately 52.9% of the gross premiums and annuity considerations for the Company were derived from California, Florida, New Jersey, Ohio, Pennsylvania, and Texas.
The Company’s wholly-owned insurance subsidiary, National Integrity Life Insurance Company (National Integrity), is currently licensed in eight states and the District of Columbia and distributes similar products, principally in the state of New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.
State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.
Use of Estimates
The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.
Investments
Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in the statement of operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.
7

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.
The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:
•The extent and length of time the fair value has been below the book/adjusted carrying value;
•The reasons for the decline in value;
•Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;
•For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;
•For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and
•For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.
If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.
Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to
8

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.
Subsidiary
The accounts and operations of the Company’s subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.
Policy Acquisition Costs
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.
Nonadmitted Assets
Certain assets designated as “nonadmitted”(principally investments in unaudited joint ventures, partnerships, and limited liability companies), and other assets not specifically identified as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.
Premiums and Benefits
Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.
9

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Benefit Reserves
Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.
Reinsurance
A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.
Deferred Income Taxes
Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.
Statements of Cash Flow
Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
Other significant statutory accounting practices follow.
10

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Restricted Assets
The Company has assets pledged as collateral, or otherwise not exclusively under control of the Company, totaling $1,152.1 million and $1,100.1 million as of December 31, 2019 and 2018, respectively. These assets are primarily collateral pledged to the Federal Home Loan Bank (FHLB) and collateral held in relation to the Company's securities lending program. These restricted assets are discussed in more detail in their relevant sections.
Investments
Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:
Debt securities not backed by other loans are principally stated at amortized cost using the interest method.
Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.
Unaffiliated common stocks, other than FHLB stock, are unrestricted and reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes. FHLB stock is carried at cost and is restricted. At December 31, 2019 and 2018, the Company owned $31.4 million and $26.3 million, of FHLB stock, respectively. The FHLB stock is held in conjunction with the issuance of deposit contracts to the FHLB. See Note 9 for further description.
Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.
The Company’s insurance subsidiary is reported at its underlying statutory equity. The net change in the subsidiary’s equity is included in capital and surplus.
11

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.
Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances.
Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.
Realized capital gains and losses are determined using the specific identification method.
Premiums
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.
Policy Reserves
Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.
12

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Contracts issued that do not incorporate mortality or morbidity risk, such as guaranteed interest contracts, are accounted for as deposit-type contracts. Amounts received as payments and amounts withdrawn on deposit-type contracts are recorded directly to the liability for deposit-type contracts.
The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.
For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.
The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The change in reserves for modified coinsurance contracts is recorded on the reserve adjustments on reinsurance ceded line in the statements of operations.
Securities Lending
At December 31, 2019, the Company has loaned $149.4 million and $24.3 million (fair value) in the general and separate account, respectively, of various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank. At December 31, 2018, the Company has loaned $147.8 million and $33.1 million (fair value) in the general and separate account, respectively, of various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.
The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the
13

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

loaned security. At December 31, 2019 and 2018, the Company did not nonadmit any portion of the loaned securities.
The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent, which approximated $169.4 million and $184.1 million at December 31, 2019 and 2018, respectively, is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2019 and 2018, collateral managed by an unaffiliated agent, which approximated $7.6 million and $0.8 million, respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.
At December 31, 2019, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2019 and 2018, the fair value of the total collateral is $177.0 million and $184.9 million, respectively.
The aggregate collateral broken out by maturity date is as follows at December 31, 2019:

	Amortized Cost	Fair Value
	(In Thousands)

Open	$—	$—
30 days or less	59,798	59,891
31 to 60 days	—	—
61 to 90 days	13,079	13,099
91 to 120 days	2,300	2,300
121 to 180 days	5,821	5,824
181 to 365 days	33,412	33,423
1 to 2 years	14,787	14,808
2 to 3 years	2,150	2,150
Greater than 3 years	45,506	45,506
Total collateral	$176,853	$177,001
At December 31, 2019, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $177.4 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.
There is no difference in the policy and procedures for the separate account. In addition, collateral for separate account securities lent is held in the general account with a corresponding payable and receivable between the general and separate accounts. The corresponding payable and receivable is included in the due to/from general account/separate account line on the balance sheets and was $24.8 million and $33.9 million at December 31, 2019 and 2018, respectively.
14

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.
Separate Accounts
Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. These separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy-related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.
Federal Income Taxes
Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax-sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax-sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.
The Company includes interest and penalties in the federal income tax line on the statements of operations.
Accounting Changes
Effective January 1, 2019, the Company changed its deferred tax assets admission calculation related to clarification updates to Statement of Statutory Accounting Principles 101 - Income Taxes, Exhibit A - Implementation Question and Answers, in the Accounting Practices & Procedures Manual. The Company has recorded a $11.5 million increase to surplus as a result of the change in application of the admission criteria through cumulative effect of changes in accounting principles on the statements of changes in capital and surplus.
Effective January 1, 2017, the Company updated its valuation methodologies on certain reserves related to guaranteed living withdrawal benefits. This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as part of the reserve change recognized in the statements of operations. The Company has recorded a $6.3 million increase to surplus as a result of the
15

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

change in valuation bases through the change in reserve on account of change in valuation basis on the statements of changes in capital and surplus.
Subsequent Events
The Company is exposed to potential risk associated with the recent outbreak of a new strain of coronavirus (“COVID-19”) and is actively monitoring developments through governmental briefings and the relevant health authorities. The effects of the outbreak on the Company are uncertain and difficult to predict, as the situation is actively evolving. Risks include (but are not limited to) the disruption of business operations due to changing work environments for employees, agents and distributors, and business partners; potential economic hardship of policyholders and issuers of investments held by the Company; and disruptions of product marketing and sales efforts. The Company has business continuity plans in place to attempt to mitigate the risks posed to business operations by disruptive incidents such as these.
The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 20, 2020.

16

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

2. Investments
The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2019:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$45,695	$295	$(1)	$45,989
Debt securities issued by states of the U.S. and political subdivisions of the states	33,721	2,378	—	36,099
Non-U.S. government securities	29,725	2,179	—	31,904
Corporate securities	3,468,124	287,440	(9,077)	3,746,487
Commercial mortgage-backed securities	571,204	13,331	(1,073)	583,462
Residential mortgage-backed securities	413,288	21,287	(605)	433,970
Asset-backed securities	786,396	25,747	(985)	811,158
Total	$5,348,153	$352,657	$(11,741)	$5,689,069

At December 31, 2018:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$48,961	$12	$(26)	$48,947
Debt securities issued by states of the U.S. and political subdivisions of the states	36,216	1,368	(272)	37,312
Non-U.S. government securities	29,929	189	(1,044)	29,074
Corporate securities	3,348,270	78,126	(79,472)	3,346,924
Commercial mortgage-backed securities	579,150	4,703	(8,825)	575,028
Residential mortgage-backed securities	459,477	15,875	(6,769)	468,583
Asset-backed securities	819,130	8,639	(11,568)	816,201
Total	$5,321,133	$108,912	$(107,976)	$5,322,069
At December 31, 2019 and 2018, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $376.2 million and $382.2 million, respectively, with an aggregate fair value of $388.0 million and $371.6 million, respectively. As of December 31, 2019 and 2018, such holdings amount to 7.0% and 7.2%, respectively, of the Company’s investments in debt securities and 3.8% and 4.1%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.
17

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Unrealized gains and losses on investments in unaffiliated common stocks and common stock of subsidiary are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2019:
Preferred stocks	$12,408	$1,220	$—	$13,628

Common stocks, unaffiliated	$393,803	$112,142	$(149)	$505,796
Common stocks, mutual funds	289	5	—	294
Common stocks, subsidiary	228,982	148,157	—	377,139
	$623,074	$260,304	$(149)	$883,229

At December 31, 2018:
Preferred stocks	$17,409	$17	$(690)	$16,736

Common stocks, unaffiliated	$373,088	$41,259	$(19,898)	$394,449
Common stocks, mutual funds	292	—	(29)	263
Common stocks, subsidiary	270,806	68,199	—	339,005
	$644,186	$109,458	$(19,927)	$733,717
18

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The following table shows unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months

	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2019:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$(1)	$434
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Non-U.S. government securities	—	—	—	—
Corporate securities	(2,042)	90,282	(7,035)	61,979
Commercial mortgage-backed securities(1)	(306)	110,684	(767)	50,065
Residential mortgage-backed securities(1)	(385)	32,197	(220)	17,697
Asset-backed securities(1)	(564)	101,708	(421)	62,277
Total	$(3,297)	$334,871	$(8,444)	$192,452

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(149)	$29,011	$—	$—
(1)Amounts relate to securities subject to SSAP 43R.
19

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months

	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2018:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$(26)	$5,633
Debt securities issued by states of the U.S. and political subdivisions of the states	(130)	15,434	(142)	2,858
Non-U.S. government securities	(838)	21,774	(205)	1,291
Corporate securities	(56,459)	1,736,979	(23,014)	315,660
Commercial mortgage-backed securities(1)	(3,431)	317,514	(5,394)	100,929
Residential mortgage-backed securities(1)	(2,955)	167,692	(3,814)	119,685
Asset-backed securities(1)	(6,105)	434,132	(5,463)	167,735
Total	$(69,918)	$2,693,525	$(38,058)	$713,791

Preferred stocks	$(690)	$14,174	$—	$—
Common stocks, unaffiliated	$(19,927)	$147,152	$—	$—
(1)Amounts relate to securities subject to SSAP 43R.
Investments that are impaired at December 31, 2019 and 2018, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and residential mortgage-backed securities. The aggregated unrealized loss is approximately 2.1% and 3.5% of the carrying value of securities considered temporarily impaired at December 31, 2019 and 2018, respectively. At December 31, 2019, there were a total of 132 securities held that are considered temporarily impaired, 41 of which have been impaired for 12 months or longer. At December 31, 2018, there were a total of 757 securities held that are considered temporarily impaired, 157 of which have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $11.3 million, $9.1 million, and $1.9 million for the years ended December 31, 2019, 2018 and 2017, respectively.
20

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The following is a list of each loan-backed security held at December 31, 2019, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2019, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/ Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value	Date of Other-Than-Temporary Impairment
(In Thousands)
For the year ended, December 31, 2019:

48249Y-AA-3	1,931	1,325	606	1,325	1,325	9/30/2019
Total	XXX	XXX	$606	XXX	XXX
The Company had no OTTI on loan-backed and structured securities for the year ended December 31, 2019, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis.
A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2019, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$134,354	$135,224
After one through five	1,233,668	1,264,496
After five through ten	1,285,014	1,376,189
After ten	924,229	1,084,570
Mortgage-backed securities/asset-backed securities	1,770,888	1,828,590
Total	$5,348,153	$5,689,069
The expected maturities may differ from contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.
Proceeds from the sales of investments in debt securities during 2019, 2018 and 2017 were $253.2 million, $249.5 million, and $131.9 million; gross gains of $3.9 million, $3.0 million, and $3.1 million and gross losses of $0.9 million, $3.3 million, and $1.9 million were realized on those sales, respectively.
21

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Proceeds from the sales of investments in equity securities during 2019, 2018 and 2017 were $51.4 million, $119.3 million, and $26.1 million; gross gains of $11.9 million, $14.1 million, and $3.5  million and gross losses of $2.3 million, $1.8 million, and $2.0 million were realized on those sales, respectively.
Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2019	2018	2017
	(In Thousands)

Realized capital gains (losses)	$26,800	$23,400	$(3,530)
Less amount transferred to IMR (net of related taxes (benefits) of $1,772 in 2019, ($62) in 2018, and $591 in 2017)	6,665	(235)	1,097
Less federal income tax expense (benefit) on realized capital gains (losses)	15,628	(2,881)	19,249
Net realized capital gains (losses)	$4,507	$26,516	$(23,876)
Net investment income was generated from the following for the years ended December 31:

	2019	2018	2017
	(In Thousands)

Debt securities	$226,730	$214,910	$193,452
Equity securities	13,929	11,282	41,932
Mortgage loans	27,594	23,380	16,127
Policy loans	6,735	8,098	8,207
Cash, cash equivalents and short-term investments	1,751	2,423	1,074
Other invested assets	4,567	4,582	6,167
Other	458	(474)	460
Gross investment income	281,764	264,201	267,419
Investment expenses	4,894	4,639	4,033
Net investment income	$276,870	$259,562	$263,386
The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2019, 47.4% of such mortgages, or $316.9 million, involved properties located in Colorado, Florida, and Ohio. Such investments consist primarily of first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $43.4 million. During 2019, the respective minimum and maximum lending rates for mortgage loans issued were 3.80% and 5.25%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2019, the Company did not reduce interest rates on any outstanding mortgages.
22

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Derivative Instruments
The Company invests in derivatives as risk management for its equity indexed products. The exposure to credit risk on its interest rate floors and option positions is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). To limit exposure associated with counterparty nonperformance on its option positions, the Company limits its exposure to individual counterparties to 2% of admitted assets.
The Company markets equity indexed annuities. The risk associated with these products is that the ultimate benefit paid could be higher than the return earned from the underlying assets. The Company utilizes custom and exchange-traded call options to economically hedge the S&P 500 index, Goldman Sachs Multi-Asset Equity index, and the J.P. Morgan Strategic BalancedSM index exposure embedded in these products with a net notional amount of $1,344.9 million and $1,245.2 million at December 31, 2019 and 2018, respectively. The Company purchases and writes call options to correlate with changes in the annuity features due to movements in the S&P 500, Goldman Sachs Multi-Asset Equity index, and the J.P. Morgan Strategic BalancedSM index. At the beginning of these contracts, a premium is either paid or received for transferring the related risk. The Company retains basis risk and risk associated with actual versus expected assumptions for mortality and lapse rates. The Company does not apply hedge accounting treatment to these call options. The Company recognizes changes in the fair value of these call options through unrealized gains/losses and the related gains/losses from terminations, maturities or expirations through realized capital gains/losses. The change in fair value was $37.3 million, $(55.8) million, and $58.1 million for the years ended December 31, 2019, 2018, and 2017, respectively. The net gain/(loss) recognized through net income within realized gains and losses was $26.1 million, $20.4 million, and $2.3 million for the years ended December 31, 2019, 2018, and 2017, respectively.
The Company has entered into a collateral agreement with the counterparty whereby under certain conditions the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the option and the agreed upon thresholds that are based on the credit rating of the counterparty. Inversely, if the net fair value of the option is negative, then the Company may be required to post assets using similar thresholds. At December 31, 2019 and 2018, $80.5 million and $47.5 million, respectively, of cash collateral had been posted to the Company.
23

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Information related to the Company’s derivative instruments as described above and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

	2019	2018
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$124,625	$61,463
Gross amounts offset	—	—
Net amount of assets	$124,625	$61,463

Derivative liabilities:
Gross amount of recognized liabilities	$(26,096)	$(2,887)
Gross amounts offset	—	—
Net amount of liabilities	$(26,096)	$(2,887)

3. Fair Values of Financial Instruments
Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.
The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.
Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.
•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.
•Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include call options and stock warrants, including those which are part of the Company's separate account assets. The Company determined fair value through the use of third-party pricing services utilizing market observable inputs.
24

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

•Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities include certain call options. The fair values of these instruments are determined through the use of valuation models that utilize significant unobservable inputs.
Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.
For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.
Certain investments utilize net asset value (NAV) as a practical expedient for fair value. These investments are reported separately from the hierarchy. Common stock utilizing NAV consists of an investment in a business development corporation as defined by the Investment Company Act of 1940. The investment can be sold or transferred with prior consent from the corporation. The NAV for this investment is $15.00. The Company does not intend to sell any investments utilizing NAV.
As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.
Debt and Equity Securities
The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.
The fair values of actively traded equity securities and exchange traded funds (including exchange traded funds with debt like characteristics) have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds. The fair value of preferred stock included in Level 3 has been determined by discounting the expected cash flows using current market-consistent rates applicable to the yield.
25

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Mortgage Loans
The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.
Cash, Cash Equivalents and Short-Term Investments
The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.
Derivative Instruments
The fair values of free-standing derivative positions, primarily call options, are determined through the use of third-party pricing services utilizing market observable inputs or valuation models incorporating significant unobservable inputs, including projected cash flows, applicable swap curves and implied volatilities. The fair value of the stock warrants have been determined through the use of third-party pricing services utilizing market observable inputs. Derivatives included in Level 1 represent the cash deposits with brokers relating to futures. The fair value is based upon the stated amount.
Securities Lending Reinvested Collateral Assets
The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.
Other Invested Assets
Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.
Assets Held in Separate Accounts
Assets held in separate accounts primarily include debt securities, equity securities, mutual funds, stock warrants, and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.
26

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities and Fixed-Indexed Annuity Contracts
The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.
The fair value of liabilities for fixed indexed annuities is based on embedded derivatives that have been bifurcated from the host contract. The fair value of embedded derivatives is calculated based on actuarial and capital market assumptions reflecting the projected cash flows over the life of the contract and incorporating expected policyholder behavior. The host is adjusted for acquisition costs with revised accretion rates.
Cash Collateral Payable
The payable represents the obligation to return cash collateral the Company has received relating to derivative instruments. The fair value is based upon the stated amount.
Securities Lending Liability
The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.
Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contract holders and the Company.
27

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/(Liabilities) Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2019
Assets:
Common stocks, unaffiliated	$474,401	$465,701	$—	$—	$8,700
Common stocks, mutual funds	294	294	—	—	—
Derivative assets	124,625	1,730	33,158	89,737	—
Separate account assets*	839,318	839,285	33	—	—
Total assets	$1,438,638	$1,307,010	$33,191	$89,737	$8,700

Liabilities:
Derivative liabilities	$(26,096)	$—	$(26,096)	$—	$—

* Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

	Assets/(Liabilities) Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2018
Assets:
Common stocks, unaffiliated	$368,176	$360,796	$—	$—	$7,380
Common stocks, mutual funds	263	263	—	—	—
Derivative assets	61,463	3,655	4,506	53,302	—
Separate account assets*	751,595	751,562	33	—	—
Total assets	$1,181,497	$1,116,276	$4,539	$53,302	$7,380

Liabilities:
Derivative liabilities	$(2,887)	$—	$(2,887)	$—	$—

* Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.
The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2019, is as follows:
28

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

	Beginning Asset/(Liability) as of January 1, 2019	Total Realized/Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Asset/(Liability) as of December 31, 2019
		Net Income	Surplus
	(In Thousands)
Assets:
Derivative assets	$53,302	$24,966	$32,670	$(21,201)	$—	$—	$89,737

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2019, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Derivative assets	$28,229	$—	$—	$(49,430)	$(21,201)
29

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2018, is as follows:

	Beginning Asset/(Liability) as of January 1, 2018	Total Realized/Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances and Settlements	Transfers Into Level 3*	Transfers Out of Level 3**	Ending Asset/(Liability) as of December 31, 2018
		Net Income	Surplus
	(In Thousands)
Assets:
Common stocks, unaffiliated	$1,280	$—	$—	$—	$—	$(1,280)	$—
Derivative assets	99,935	18,552	(51,445)	(13,791)	51	—	53,302
Total assets	$101,215	$18,552	$(51,445)	$(13,791)	$51	$(1,280)	$53,302

* Transfers into Level 3 are due to change of price source of new derivative product.
** Transfers out of Level 3 are due to utilizing net asset value.
The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2018, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Common stocks, unaffiliated	$—	$—	$—	$—	$—
Derivative assets	26,530	—	—	(40,321)	(13,791)
Total assets	$26,530	$—	$—	$(40,321)	$(13,791)
The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at (in thousands):

December 31, 2019
Security Type	Fair Value	Valuation Technique	Unobservable Input	Input

Derivative assets	$89,737	Black-Scholes-Merton Model	Implied Volatility	7% - 9.6%

30

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

December 31, 2018
Security Type	Fair Value	Valuation Technique	Unobservable Input	Input

Derivative assets	$53,302	Black-Scholes-Merton Model	Implied Volatility	7% - 9.6%
In isolation, significant increases (decreases) in the implied volatility would typically result in a significantly higher (lower) fair value measurement for Level 3 derivative assets and Level 3 derivative liabilities.
The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2019 and 2018.
The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2019
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$5,348,153	$5,689,069	$6,022	$5,674,281	$8,766	$—
Common stock, unaffiliated**	505,796	505,796	497,096	—	—	8,700
Common stock, mutual funds	294	294	294	—	—	—
Preferred stock	12,408	13,628	—	13,628	—	—
Mortgage loans	668,295	696,229	—	—	696,229	—
Cash, cash equivalents and short-term investments	254,331	254,544	254,544	—	—	—
Other invested assets, surplus notes	16,025	21,131	—	21,131	—	—
Securities lending reinvested collateral assets	7,645	7,645	7,645	—	—	—
Derivative assets	124,625	124,625	1,730	33,158	89,737	—
Separate account assets	2,141,174	2,207,296	838,331	1,312,790	56,175	—

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,708,856)	$(1,743,270)	$—	$—	$(1,743,270)	$—
Fixed-indexed annuity contracts	(1,875,992)	(1,906,170)	—	—	(1,906,170)	—
Derivative liabilities	(26,096)	(26,096)	—	(26,096)	—	—
Cash collateral payable	(80,490)	(80,490)	—	(80,490)	—	—
Separate account liabilities*	(1,275,978)	(1,349,191)	—	—	(1,349,191)	—
Securities lending liability	(152,686)	(152,686)	—	(152,686)	—	—

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.
** Includes FHLB common stock, which is held at cost.
31

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

	December 31, 2018
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$5,321,133	$5,322,069	$5,695	$5,306,415	$9,959	$—
Common stock, unaffiliated**	394,449	394,449	387,069	—	—	7,380
Common stock, mutual funds	263	263	263	—	—	—
Preferred stock	17,409	16,736	—	11,769	4,967	—
Mortgage loans	571,159	575,641	—	—	575,641	—
Cash, cash equivalents and short-term investments	82,756	82,766	82,766	—	—	—
Other invested assets, surplus notes	16,065	18,918	—	18,918	—	—
Securities lending reinvested collateral assets	782	782	782	—	—	—
Derivative assets	61,463	61,463	3,655	4,506	53,302	—
Separate account assets	2,224,689	2,215,646	749,838	1,407,307	58,501	—

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,624,241)	$(1,619,092)	$—	$—	$(1,619,092)	$—
Fixed-indexed annuity contracts	(1,688,528)	(1,685,823)	—	—	(1,685,823)	—
Derivative liabilities	(2,887)	(2,887)	—	(2,887)	—	—
Cash collateral payable	(47,500)	(47,500)	—	(47,500)	—	—
Separate account liabilities*	(1,433,439)	(1,332,720)	—	—	(1,332,720)	—
Securities lending liability	(151,816)	(151,816)	—	(151,816)	—	—

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.
** Includes FHLB common stock, which is held at cost.

4. Related-Party Transactions
In the fourth quarter of 2018, the Company purchased $87.0 million of bonds in exchange for cash from Western and Southern.
The Company received a $250.0 million capital contribution from Western and Southern in June 2018. The contribution was in the form of $245.7 million in common stock and $4.3 million cash.
The Company received a $34.0 million ordinary dividend from National Integrity in December 2017. The dividend was in the form of cash.
The Company had $0.6 million and $0.8 million receivable from parent, subsidiaries and affiliates as of December 31, 2019 and 2018, respectively. The Company had $2.7 million and $3.9 million payable to parent, subsidiaries and affiliates as of December 31, 2019 and 2018, respectively. The terms of the settlement generally require that these amounts be settled in cash within 30 days.
Western and Southern guarantees the payment of the Company’s policyholder obligations. In the unlikely event the guarantee would be triggered, Western and Southern may be permitted to take control of the Company’s assets to recover all or a portion of the amounts paid under the guarantee.
32

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

5. Reinsurance
Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.
On October 1, 2018, a modified coinsurance agreement with the Company's parent, Western and Southern, was recaptured. Under the terms of the agreement, the Company ceded structured settlements, guaranteed rate option annuities and accumulation products written before July 1, 2002; the Company retained the reserves and the related assets of the business. At the date of recapture, there was no impact to net income or surplus. The recapture adjustments of $694.6 million are offsetting and reported in the statements of operations within the reserve adjustments on reinsurance ceded and miscellaneous income - termination of reinsurance agreement lines.
The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2019	2018	2017
	(In Thousands)

Direct premiums	$477,326	$661,672	$846,742
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	85	87	98
Ceded premiums:
Affiliates	—	(565)	(863)
Nonaffiliates	(168)	(216)	(284)
Net premiums	$477,243	$660,978	$845,693
The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2019	2018	2017
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$46,672	$71,418
Nonaffiliates	600	536	776
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	671	813	1,610
Amounts recoverable on reinsurance contracts:
Affiliates	—	—	14,742
Nonaffiliates	209	—	—
In 2019, 2018 and 2017, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.
33

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

At December 31, 2019, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2019, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.
Neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2019, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.
There would be no reduction in surplus at December 31, 2019, if all reinsurance agreements were cancelled.
6. Federal Income Taxes
The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $(5.6) million and $6.7 million at December 31, 2019 and 2018, respectively. The tax years 2014 through 2019 remain subject to examination by major tax jurisdictions.
The amount of federal income taxes incurred that will be available for recoupment at December 31, 2019, in the event of future capital losses is $9.4 million, $6.3 million, and $5.7 million from 2019, 2018 and 2017, respectively.
34

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2019
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$58,133	$9,882	$68,015
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	58,133	9,882	68,015
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c - d)	58,133	9,882	68,015
(f)	Deferred tax liabilities	29,660	25,457	55,117
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$28,473	$(15,575)	$12,898

		12/31/2018
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$55,679	$12,318	$67,997
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	55,679	12,318	67,997
(d)	Deferred tax assets nonadmitted	15,632	—	15,632
(e)	Subtotal net admitted deferred tax assets (c - d)	40,047	12,318	52,365
(f)	Deferred tax liabilities	33,188	10,845	44,033
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$6,859	$1,473	$8,332

35

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$2,454	$(2,436)	$18
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	2,454	(2,436)	18
(d)	Deferred tax assets nonadmitted	(15,632)	—	(15,632)
(e)	Subtotal net admitted deferred tax assets (c - d)	18,086	(2,436)	15,650
(f)	Deferred tax liabilities	(3,528)	14,612	11,084
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$21,614	$(17,048)	$4,566

		12/31/2019
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$1,041	$1,041
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	11,857	—	11,857
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	11,857	—	11,857
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	177,654
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	46,276	8,841	55,117
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$58,133	$9,882	$68,015

36

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

		12/31/2018
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$8,735	$8,735
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	11,138	—	11,138
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	11,138	—	11,138
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	168,440
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	28,909	3,583	32,492
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$40,047	$12,318	$52,365

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss	$—	$(7,694)	$(7,694)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	719	—	719
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	719	—	719
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	9,214
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	17,367	5,258	22,625
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$18,086	$(2,436)	$15,650

37

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

		2019	2018

(a)	Ratio percentage used to determine recovery period and threshold limitation amount	993%	910%

		12/31/2019
		(1)	(2)

Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$58,133	$9,882
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	1.53%
(c)	Net admitted adjusted gross DTAs amount	$58,133	$9,882
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	1.53%

		12/31/2018
		(3)	(4)

Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$55,679	$12,318
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	12.85%
(c)	Net admitted adjusted gross DTAs amount	$40,047	$12,318
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	16.68%

		Change
		(5)	(6)
		(Col 1-3)	(Col 2-4)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$2,454	$(2,436)
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	(11.32)%
(c)	Net admitted adjusted gross DTAs amount	$18,086	$(2,436)
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	(15.15)%
The Company’s tax planning strategies do not include the use of reinsurance.
38

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Current income taxes incurred consist of the following major components:

			12/31/2019	12/31/2018	12/31/2017
(1)	Current income tax		(In Thousands)
	(a)	Federal	$9,331	$11,356	$(6,533)
	(b)	Foreign	33	13	9
	(c)	Subtotal	9,364	11,369	(6,524)
	(d)	Federal income tax on net capital gains	15,628	(2,881)	19,249
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$24,992	$8,488	$12,725

			(1)	(2)	(3)
					(Col 1-2)
(2)	Deferred tax assets:		12/31/2019	12/31/2018	Change
	(a)	Ordinary	(In Thousands)
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	49,615	47,138	2,477
		(4) Investments	807	1,131	(324)
		(5) Deferred acquisition costs	7,123	7,015	108
		(6) Policyholder dividends accrual	—	—	—
		(7) Fixed assets	—	—	—
		(8) Compensation and benefits accrual	31	33	(2)
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	208	20	188
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	349	342	7
		(99) Subtotal	58,133	55,679	2,454
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	—	15,632	(15,632)
	(d)	Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	58,133	40,047	18,086
	(e)	Capital
		(1) Investments	9,882	12,318	(2,436)
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	9,882	12,318	(2,436)
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99- 2f - 2g)	9,882	12,318	(2,436)
	(i)	Admitted deferred tax assets (2d + 2h)	$68,015	$52,365	$15,650

39

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

			(1)	(2)	(3)
					(Col 1-2)
			12/31/2019	12/31/2018	Change
(3)	Deferred tax liabilities:		(In Thousands)
	(a)	Ordinary
		(1) Investments	$3,702	$3,196	$506
		(2) Fixed assets	—	—	—
		(3) Deferred and uncollected premium	—	—	—
		(4) Policyholder reserves	25,846	29,827	(3,981)
		(5) Other	112	165	(53)
		(99) Subtotal	29,660	33,188	(3,528)
	(b)	Capital
		(1) Investments	25,457	10,845	14,612
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	25,457	10,845	14,612
	(c)	Deferred tax liabilities (3a99 + 3b99)	$55,117	$44,033	$11,084

(4)	Net deferred tax assets/liabilities (2i - 3c)		$12,898	$8,332	$4,566

Among the more significant book-to-tax adjustments were the following:

	12/31/2019	Effective Tax Rate	12/31/2018	Effective Tax Rate	12/31/2017	Effective Tax Rate
	(In Thousands)		(In Thousands)		(In Thousands)
Provision computed at statutory rate	$9,404	21.00%	$14,170	21.00%	$12,229	35.00%
Dividends received deduction	(1,247)	(2.79)	(1,270)	(1.88)	(13,384)	(38.31)
Derivative adjustment	7,622	17.03	(11,556)	(17.13)	20,327	58.18
Tax credits	(1,745)	(3.90)	(1,945)	(2.88)	(6,438)	(18.43)
Other invested assets and nonadmitted change	(283)	(0.63)	2,053	3.04	1,541	4.41
Statutory reserve change	—	—	—	—	2,195	6.29
Other	(190)	(0.43)	193	0.29	226	0.65
Change in federal tax rate	—	—	1,425	2.11	18,208	52.11
Total statutory income taxes	$13,561	30.28%	$3,070	4.55%	$34,904	99.90%

Federal and foreign taxes incurred	$24,992	55.81%	$8,488	12.58%	$12,725	36.42%
Change in net deferred income taxes	(11,431)	(25.53)	(5,418)	(8.03)	22,179	63.48
Total statutory income taxes	$13,561	30.28%	$3,070	4.55%	$34,904	99.90%
At December 31, 2019, the Company had $0.0 of net operating loss carryforwards, net capital loss carryforwards and tax credit carry forwards; the company had $0.0 million of deferred tax liabilities that are not recognized.
On December 22, 2017, the Tax Act was enacted, significantly changing the US income tax law. Among the provisions of the Tax Act were the establishment of a flat corporate income tax rate of 21%, a general repeal of net operating loss carrybacks and a reduction in the maximum deduction for net operating loss carryforwards arising in tax years beginning after 2017, and the elimination or reduction of certain deductions, exclusions and credits.
40

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The Company has recognized the effects of the tax rate change on its deferred tax balances in its December 31, 2017 financial statements. The re-measurement of deferred tax assets and liabilities resulted in a reduction of net deferred tax assets of $9.0 million, of which $(9.2) million and $18.2 million was recorded as an adjustment to the change in net unrealized capital gains (losses) and the change in net deferred income tax, respectively. Upon issuance of the Company’s financial statements for the year ended December 31, 2017, the Company’s accounting for certain income tax effects of the Tax Act was incomplete; however, the Company included reasonable estimates of these balances in its re-measurement of deferred tax assets and liabilities. At December 31, 2018, the Company has completed its accounting for all the enactment-date income tax effects of the Tax Act.
As of December 31, 2019, the Company had a liability for federal tax loss contingencies of $0.8 million. An estimate of the amount of any increase in the Company's liability related to any federal tax loss contingencies during the twelve month period ending December 31, 2020, cannot be made.

7. Capital and Surplus
The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2019 and 2018, the Company exceeded the minimum risk-based capital.
Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $127.1 million by the end of 2020 without seeking prior regulatory approval based on capital and surplus of $1,271.3 million at December 31, 2019.

8. Commitments and Contingencies
The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.
At December 31, 2019, the Company does not have any material lease agreements for office space or equipment.
At December 31, 2019, the Company has future commitments to provide additional capital contributions of $37.3 million to investments in joint ventures, limited partnerships and limited liability companies.
9. Life and Annuity Reserves and Deposit-Type Contract Liabilities
At December 31, 2019, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary
41

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$(1,156)	$734,905	$—	$733,749	10.7%
At book value less current surrender charge of 5% or more	1,961,722	541,073	—	2,502,795	36.7
At fair value	—	—	818,951	818,951	12.0
Total with adjustment or at fair value	1,960,566	1,275,978	818,951	4,055,495	59.4
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	499,352	—	—	499,352	7.3
Not subject to discretionary withdrawal	2,277,934	—	—	2,277,934	33.3
Total individual annuity reserves (before reinsurance)	4,737,852	1,275,978	818,951	6,832,781	100.0%
Reinsurance ceded	671	—	—	671
Net individual annuity reserves	$4,737,181	$1,275,978	$818,951	$6,832,110
Amount subject to greater than a 5% surrender charge that will be subject to minimal or no surrender charge after the statement date	$13,486	$—	$—	$13,486

Group Annuities	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	$2,416	$—	$—	$2,416	100.0%
Not subject to discretionary withdrawal	—	—	—	—	—
Total group annuity reserves (before reinsurance)	2,416	—	—	2,416	100.0%
Reinsurance ceded	—	—	—	—
Net group annuity reserves	$2,416	$—	$—	$2,416

42

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Deposit-type contracts (no life contingencies)	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	$1,665	$—	$—	$1,665	0.1%
Not subject to discretionary withdrawal	1,122,406	—	—	1,122,406	99.9
Total deposit-type contract liability (before reinsurance)	1,124,071	—	—	1,124,071	100.0%
Reinsurance ceded	—	—	—	—
Total deposit-type contract liability	$1,124,071	$—	$—	$1,124,071
Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.
43

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

At December 31, 2019, the Company's general and separate account life insurance account values, cash value, and reserves for policies subject to discretionary withdrawal, not subject to discretionary withdrawal, or with no cash value are summarized as follows:

	General Account			Separate Account - Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
(In Thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	192,235	196,881	198,922	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance		3,167	3,167	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	2,043	2,043	2,043	7,051	7,051	7,051
Miscellaneous reserves	—	—	—	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	—	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	—	XXX	XXX	—
Disability - disabled lives	XXX	XXX	—	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	—	XXX	XXX	—
Total life reserves (before reinsurance)	194,278	202,091	204,132	7,051	7,051	7,051
Reinsurance Ceded	—	—	—	—	—	—
Net life reserves	$194,278	$202,091	$204,132	$7,051	$7,051	$7,051
Federal Home Loan Bank
The Company is a member of the FHLB of Cincinnati. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds to increase profitability. The Company has determined the actual/estimated maximum borrowing capacity as $890.0 million. The Company calculated this amount after a review of its pledgeable assets (both pledged and unpledged) and after applying the respective FHLB borrowing haircuts.
44

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

FHLB Capital Stock – General Account:

	December 31
	2019	2018
	(In Thousands)
Membership stock - Class A (not eligible for redemption)	$15,064	$11,052
Membership stock - Class B	—	—
Activity stock	16,330	15,220
Excess stock	—	—
Aggregate total	$31.394	$26.272
Actual or estimated borrowing capacity as determined by the insurer	$890,000	$805,000
Collateral Pledged to FHLB – General Account:

	2019				2018
	Fair Value	Carrying Value	Aggregate Total Borrowing	Borrowed at Time of Maximum Collateral	Fair Value	Carrying Value	Aggregate Total Borrowing	Borrowed at Time of Maximum Collateral
	(In Thousands)
Total as of reporting date	$977,089	$938,159	$814,517	XXX	$881,617	$883,098	$686,067	XXX
Maximum during reporting period	$977,089	$938,159	XXX	$814,517	$901,781	$905,690	XXX	$759,315
Borrowing from FHLB - General Account:

	2019			2018
	At Reporting Date	Reserves Established at Reporting Date	Maximum Amount During Period	At Reporting Date	Reserves Established at Reporting Date
	(In Thousands)
Funding agreements	$814,517	$807,195	$814,517	$686,067	$679,318
Debt	—	XXX	—	—	XXX
Aggregate total	$814,517	$807,195	$814,517	$686,067	$679,318
The Company does not have any prepayment obligations under these FHLB borrowing arrangements.
45

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

10. Separate Accounts
The Company’s guaranteed separate account consists of non-indexed, guaranteed rate options that include market value adjustments and systematic transfer options. The guaranteed rate options are sold in fixed annuity products and as investment options within the Company’s variable annuity products. The guaranteed rate options and systematic transfer options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products offered provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract. The fixed investment options offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.
The Company’s nonguaranteed separate accounts consist of subaccounts available through variable annuities and variable universal life insurance. The net investment experience of each subaccount is credited directly to the policyholder and can be positive or negative. The variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after seven years to the current account value, a death benefit that is adjusted annually to the current account value, and an additional death benefit ranging from 25% to 40% of the gain in the contract. Some variable annuities also provide living benefits, which include guaranteed accumulation amounts on a date certain, guaranteed minimum withdrawal amounts and guaranteed minimum lifetime withdrawal amounts. The death benefit under the variable universal life insurance policies may vary with the investment performance of the underlying investments in the separate accounts.
To compensate the general account for risk taken, the separate accounts paid risk charges of $3.8 million, $4.2 million, $3.2 million, $2.4 million and $2.2 million in 2019, 2018, 2017, 2016 and 2015, respectively. The Company’s general account paid $0.2 million, $0.2 million, $0.1 million, $0.2 million and $0.2 million towards separate account guarantees in 2019, 2018, 2017, 2016, and 2015, respectively.
46

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2019, is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)

Premiums, considerations or deposits	$23,483	$1,079	$44,288	$68,850

Reserves for separate accounts with assets at:
Fair value	$—	$—	$826,001	$826,001
Amortized cost	1,274,888	1,091	—	1,275,979
Total reserves	$1,274,888	$1,091	$826,001	$2,101,980

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$734,277	$628	$—	$734,905
At book value without fair value adjustment and with current surrender charge of 5% or more	540,611	463	—	541,074
At fair value	—	—	826,001	826,001
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	1,274,888	1,091	826,001	2,101,980
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$1,274,888	$1,091	$826,001	$2,101,980
A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2019, is presented below:

2019
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$68,850
Transfers from separate accounts	332,753
Net transfers to (from) separate accounts	(263,903)

Reconciling adjustments:
Policy deductions and other expenses	578
Other changes in surplus in Separate Account Statement	(3)
Other account adjustments	354
Transfers as reported in the Summary of Operations of the Company	$(262,974)
47

STATUTORY-BASIS FINANCIAL STATEMENTS

The Western and Southern Life Insurance Company
Years Ended December 31, 2019, 2018 and 2017
With Report of Independent Auditors

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements

Years Ended December 31, 2019, 2018 and 2017

Report of Independent Auditors

The Board of Directors
The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis financial statements of The Western and Southern Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2019 and 2018, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2019, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory-Basis of Accounting
In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, on the basis of accounting described in Note 1.

/s/ Ernst & Young LLP
Cincinnati, Ohio
April 20, 2020

The Western and Southern Life Insurance Company
Balance Sheets (Statutory-Basis)

	December 31
	2019	2018
Admitted assets	(In Thousands)
Cash and invested assets:
Debt securities	$2,831,739	$2,937,451
Preferred and common stocks	918,600	717,423
Investments in common stocks of subsidiaries	3,594,940	3,193,138
Mortgage loans	68,898	59,146
Policy loans	158,711	161,223
Real estate:
Properties held for the production of income	2,888	3,193
Properties occupied by the Company	21,718	23,729
Cash, cash equivalents and short-term investments	77,542	87,913
Receivable for securities	1,429	1,581
Derivatives	7,820	1
Receivable for collateral on derivatives	41,680	—
Securities lending reinvested collateral assets	27,635	54,253
Other invested assets	1,778,070	1,643,940
Total cash and invested assets	9,531,670	8,882,991

Investment income due and accrued	38,569	40,335
Premiums deferred and uncollected	49,759	50,247
Net deferred income tax asset	94,540	139,106
Receivables from parent, subsidiaries and affiliates	33,220	31,061
Other admitted assets	13,763	7,758
Separate account assets	1,141,599	961,136
Total admitted assets	$10,903,120	$10,112,634

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,717,714	$2,701,370
Accident and health reserves	267,615	262,004
Liability for deposit-type contracts	204,659	213,579
Policy and contract claims	44,662	39,863
Dividends payable to policyholders	40,505	38,196
Premiums received in advance	4,026	3,512
Total policy and contract liabilities	3,279,181	3,258,524

General expense due and accrued	38,151	36,243
Current federal income taxes payable	9,601	45,520
Transfer to (from) separate accounts due and accrued, net	(15)	(25)
Asset valuation reserve	324,838	272,020
Interest maintenance reserve	59,151	59,048
Other liabilities	304,372	247,436
Pension liability	23,536	30,893
Liability for postretirement benefits other than pensions	166,887	155,942
Derivatives	48,246	—
Payable for securities lending	79,589	108,841
Separate account liabilities	1,141,599	961,136
Total liabilities	5,475,136	5,175,578

Capital and surplus:
Common stock, $1 par value, authorized 2,500 shares, issued and outstanding 2,500 shares	2,500	2,500
Surplus Notes	497,519	—
Paid-in surplus	372,103	372,103
Accumulated surplus	4,555,862	4,562,453
Total capital and surplus	5,427,984	4,937,056
Total liabilities and capital and surplus	$10,903,120	$10,112,634
See accompanying notes.

The Western and Southern Life Insurance Company
Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2019	2018	2017
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$231,773	$237,054	$246,746
Net investment income	479,104	466,221	539,164
Considerations for supplementary contracts with life contingencies	9	—	—
Amortization of the interest maintenance reserve	5,906	5,728	3,815
Commissions and expenses on reinsurance ceded	1,029	981	932
Miscellaneous income adjustment - termination of reinsurance agreement	—	(694,579)	—
Other revenues	2,042	153	79
Total premiums and other revenues	719,863	15,558	790,736

Benefits paid or provided:
Death benefits	143,563	145,842	143,503
Annuity benefits	50,066	79,245	146,297
Disability and accident and health benefits	15,580	18,298	17,316
Surrender benefits	53,256	64,673	71,352
Payments on supplementary contracts with life contingencies	350	393	441
Other benefits	4,619	5,047	2,916
Increase in policy reserves and other policyholders’ funds	28,128	28,129	39,793
Total benefits paid or provided	295,562	341,627	421,618

Insurance expenses and other deductions:
Commissions	19,811	20,400	23,753
Commissions and expenses on reinsurance assumed	—	878	1,214
General expenses	157,130	134,141	134,399
Net transfers to (from) separate account	(50,204)	(49,514)	(101,619)
Reserve adjustments on reinsurance assumed	(103)	(43,412)	(71,901)
Miscellaneous expense adjustment - termination of reinsurance agreement	—	(694,579)	—
Other deductions	60,564	3,973	52,016
Total insurance expenses and other deductions	187,198	(628,113)	37,862

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	237,103	302,044	331,256

Dividends to policyholders	54,964	52,121	51,964
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	182,139	249,923	279,292
Federal income tax expense (benefit), excluding tax on capital gains	25,523	39,879	12,111
Gain (loss) from operations before net realized capital gains (losses)	156,616	210,044	267,181
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	2,229	205,080	2,557
Net income (loss)	$158,845	$415,124	$269,738
See accompanying notes.

The Western and Southern Life Insurance Company
Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Surplus Notes and Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2017	$1,000	$55,003	$4,759,528	$4,815,531
Net income (loss)	—	—	269,738	269,738
Change in net deferred income tax	—	—	(103,027)	(103,027)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($31,715))	—	—	126,689	126,689
Net change in nonadmitted assets and related items	—	—	(64,589)	(64,589)
Change in asset valuation reserve	—	—	(32,481)	(32,481)
Change in unrecognized post retirement benefit obligation	—	—	30,991	30,991
Capital contribution	—	57,100	—	57,100
Correction of traditional life reserves	—	—	(613)	(613)
Balance, December 31, 2017	1,000	112,103	4,986,236	5,099,339
Net income (loss)	—	—	415,124	415,124
Change in net deferred income tax	—	—	165,518	165,518
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($57,122))	—	—	(266,672)	(266,672)
Change in net unrealized foreign exchange capital gain (loss)	—	—	(1,770)	(1,770)
Change in reserve on account of change in valuation basis	—	—	(692)	(692)
Net change in nonadmitted assets and related items	—	—	(651,086)	(651,086)
Change in asset valuation reserve	—	—	101,848	101,848
Change in unrecognized post retirement benefit obligation	—	—	11,947	11,947
Issuance of common stock	1,500	—	—	1,500
Capital contribution	—	260,000	—	260,000
Trademark license agreement adjustment	—	—	(198,000)	(198,000)
Balance, December 31, 2018	2,500	372,103	4,562,453	4,937,056
Net income (loss)	—	—	158,845	158,845
Change in net deferred income tax	—	—	(131,377)	(131,377)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($2,224))	—	—	125,187	125,187
Change in net unrealized foreign exchange capital gain (loss)	—	—	1,562	1,562
Change in surplus notes	—	497,519	—	497,519
Net change in nonadmitted assets and related items	—	—	149,208	149,208
Change in asset valuation reserve	—	—	(52,818)	(52,818)
Cumulative effects of change in accounting principle	—	—	2,103	2,103
Dividends to stockholder	—	—	(260,000)	(260,000)
Change in unrecognized post retirement benefit obligation	—	—	699	699
Balance, December 31, 2019	$2,500	$869,622	$4,555,862	$5,427,984
See accompanying notes.

The Western and Southern Life Insurance Company
Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2019	2018	2017
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$233,959	$239,541	$249,358
Net investment income received	314,302	412,553	509,990
Benefits paid	(268,636)	(334,477)	(387,279)
Net transfers from (to) separate accounts	50,214	49,504	101,916
Commissions and expense paid	(169,848)	(89,719)	(77,257)
Dividends paid to policyholders	(52,655)	(52,582)	(55,732)
Federal income taxes recovered (paid)	(60,149)	(32,434)	(52,260)
Other, net	1,071	1,032	1,010
Net cash from (for) operations	48,258	193,418	289,746

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	321,508	2,285,224	782,780
Preferred and common stocks	553,991	1,152,289	481,055
Mortgage loans	1,041	11,323	15,501
Real estate	1,400	—	476
Other invested assets	460,664	337,964	245,518
Net gains (losses) on cash, cash equivalents and short-term investments	37	90	(23)
Miscellaneous proceeds	26,770	8,357	19,962
Net proceeds from investments sold, matured or repaid	1,365,411	3,795,247	1,545,269

Cost of investments acquired:
Debt securities	(309,030)	(1,660,008)	(885,797)
Preferred and common stocks	(710,369)	(2,047,721)	(575,188)
Mortgage loans	(10,793)	(21,240)	(7,076)
Real estate	(1,121)	(678)	(791)
Other invested assets	(517,164)	(265,138)	(315,724)
Miscellaneous applications	(70,541)	(15,608)	(44,456)
Total cost of investments acquired	(1,619,018)	(4,010,393)	(1,829,032)

Net change in policy and other loans	2,512	3,483	2,298
Net cash from (for) investments	(251,095)	(211,663)	(281,465)

Financing activities
Surplus notes, capital notes	497,435	—	—
Capital and paid in surplus, less treasury stock	—	261,500	57,100
Net deposits on deposit-type contract funds and other insurance liabilities	(8,920)	(11,020)	(6,033)
Dividends paid to stockholder	260,000	—	—
Other cash provided (applied)	(36,049)	(375,272)	22,907
Net cash from (for) financing and miscellaneous sources	192,466	(124,792)	73,974

Net change in cash, cash equivalents and short-term investments	(10,371)	(143,037)	82,255
Cash, cash equivalents and short-term investments:
Beginning of year	87,913	230,950	148,695
End of year	$77,542	$87,913	$230,950

Cash flow information for noncash transactions:
Contribution to Columbus Life Insurance Company in the form of common stock	$(29,962)	$—	$—
Contribution to Gerber Life Insurance in the form of debt securities & common stock	(193,759)	—	—
Contribution to Integrity Life Insurance Company in the form of common stock	—	(245,700)	—
See accompanying notes.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

1. Nature of Operations and Significant Accounting Policies
The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers primarily individual traditional and whole life insurance policies. The Company is licensed in 46 states and the District of Columbia. For the year ended December 31, 2019, approximately 68.6% of the gross premiums and annuity considerations for the Company were derived from California, Illinois, Indiana, North Carolina, Ohio, and Pennslyvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the State of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life), Integrity Life Insurance Company (Integrity) and Gerber Life Insurance Company (Gerber Life). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).
State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.
Included within the financial statements, the Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high-quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $1,993.5 million and $2,034.6 million were allocated to the Closed Block as of December 31, 2019 and 2018, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.
Use of Estimates
The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.
Investments
Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in the statement of operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.
All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.
The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:
•The extent and length of time the fair value has been below the book/adjusted carrying value;
•The reasons for the decline in value;
•Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;
•For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

•For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and
•For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.
If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.
Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.
Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.
Subsidiaries
The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Policy Acquisition Costs
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.
Nonadmitted Assets
Certain assets designated as “nonadmitted” (principally investments in unaudited subsidiaries and controlled and affiliated entities, goodwill in excess of the admission limit, and a trademark license agreement), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.
Premiums and Benefits
Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves
Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.
Reinsurance
A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Employee Benefits
For purposes of calculating the Company’s pension and postretirement benefit obligations, vested participants, non-vested participants and current retirees are included in the valuation. The prepaid pension asset resulting from the excess of the fair value of plan assets over the benefit obligation, which is nonadmitted under statutory accounting rules, is included in other comprehensive income under GAAP.
Deferred Income Taxes
Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.
Policyholder Dividends
Policyholder dividends are recognized when declared rather than over the term of the related policies.
Statements of Cash Flow
Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
Other significant statutory accounting practices follow.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Restricted Assets
The Company has assets pledged as collateral, or otherwise not exclusively under control of the Company, totaling $181.0 million and $136.8 million as of December 31, 2019 and 2018, respectively. These assets are primarily collateral held in relation to the Company's securities lending program. These restricted assets are discussed in more detail in their relevant section.
Investments
Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:
Debt securities not backed by other loans are principally stated at amortized cost using the interest method.
Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.
Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
There are no restrictions on unaffiliated common or preferred stocks.
Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.
The Company’s insurance subsidiaries are reported at their underlying audited statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.
Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances.
Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.
Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.
Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.
The Company utilizes customized call and put options to hedge market volatility related to the S&P 500 index . At the beginning of these contracts, a premium is either paid or received for transferring the related risk. The options are not designated as a hedge for accounting purposes and are carried at fair value on the balance sheet with changes in fair value recorded in surplus. The related gains and losses from terminations or expirations are recorded in realized capital gains and losses.
Realized capital gains and losses are determined using the specific identification method.
Premiums
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Policy Reserves
Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.
Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2019	2018
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% - 3-1/2%	7.4%	7.8%
1941 Standard Industrial, 2-1/2% - 3-1/2%	9.9	10.5
1958 Commissioners Standard Ordinary, 2-1/2% - 6%	18.9	19.7
1980 Commissioners Standard Ordinary, 4% - 6%	39.8	39.6
2001 Commissioners Standard Ordinary, 3-1/2% - 4-1/2%	18.2	16.4
Other, 2-1/2% - 6%	4.5	4.6
	98.7	98.6
Other benefits (including annuities):
Various, 2-1/2% - 8-1/4%	1.3	1.4
	100.0%	100.0%
The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.
For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.
As of December 31, 2019 and 2018, reserves of $20.8 million and $22.8 million, respectively, were recorded on in-force amounts of $1,033.8 million and $1,216.2 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.
The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.
Policyholders’ Dividends
The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.
Policy and Contract Claims
Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2019 and 2018. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Securities Lending
At December 31, 2019, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $77.6 million and $53.0 million in the general and separate account, respectively. At December 31, 2018, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $105.9 million and $21.8 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. The general account collateral is managed by both an affiliated and unaffiliated agent. The separate account is managed by an unaffiliated agent.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2019 and 2018, the Company did not nonadmit any portion of the loaned securities.
The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent, which approximated $51.7 million and $54.3 million at December 31, 2019 and 2018, respectively, is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2019 and 2018, collateral managed by an unaffiliated agent, which approximated $27.7 million and $54.2 million respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.
At December 31, 2019, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2019 and 2018, the fair value of the total collateral in the general account was $79.4 million and $108.5 million, respectively. The fair value of the total collateral in the separate account was $54.2 million and $22.4 million at December 31, 2019 and 2018, respectively, which was all managed by an unaffiliated agent.
The aggregate collateral broken out by maturity date is as follows at December 31, 2019:

	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—
30 days or less	107,151	107,193
31 to 60 days	—	—
61 to 90 days	1,050	1,050
91 to 120 days	1,600	1,600
121 to 180 days	2,257	2,259
181 to 365 days	8,375	8,373
1 to 2 years	4,549	4,556
2 to 3 years	—	—
Greater than 3 years	8,529	8,529
Total collateral	$133,511	$133,560
At December 31, 2019, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $79.6 million and $54.2 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.
Separate Account
The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. These assets are considered legally insulated from the general accounts.
There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan).
The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.
Federal Income Taxes
The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax-sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.
The Company includes interest and penalties in the federal income tax line on the statements of operations.
Postretirement Benefits Other Than Pensions
The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.
Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds 10% of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Accounting Changes
Effective January 1, 2019, the Company changed its deferred tax assets admission calculation related to clarification updates to Statement of Statutory Accounting Principles 101 - Income Taxes, Exhibit A - Implementation Question and Answers, in the Accounting Practices & Procedures Manual. The Company has recorded a $2.1 million increase to surplus as a result of the change in application of the admission criteria through cumulative effect of changes in accounting principles on the statements of changes in capital and surplus.
Effective January 1, 2018, the Company updated mortality assumptions on certain traditional life reserves. This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as part of the reserve change recognized in the statements of operations. As a result, the Company has recorded a $0.7 million decrease to surplus as a result of the change in valuation bases through the change in reserve on account of change in valuation basis line on the statements of changes in capital and surplus.
Business Combinations
On December 31, 2018, the Company purchased 100% of the common stock of Gerber Life from Nestlé S.A. ("Nestlé") for an aggregate purchase price of $1,565.5 million, including direct acquisition costs of $9.3 million. Included in the aggregate purchase price is a long-term license to use Gerber Life intellectual property in connection with financial services. Gerber Life is an insurer that operates primarily in the juvenile life insurance and medical stop-loss insurance markets. Gerber Life is New York-domiciled and is licensed in 50 states, the District of Columbia, Puerto Rico and certain Canadian provinces. In 2019, the Company received $8.2 million from Nestlé as an adjustment to the purchase price of Gerber Life.
The transaction was accounted for as a statutory purchase and reflects the following:

Year	Cost of acquired entity	Original Admitted Goodwill	Admitted Goodwill at Reporting Date	Goodwill Amortized in Period	Admitted Goodwill as a % of Admitted Acquisition
	(In thousands)
2019	$1,257,274	$528,082	$478,525	$94,555	48.3%
2018	1,265,517	528,082	528,082	—	62.9

Simultaneously to, and in contemplation of, the purchase of Gerber Life, the Company paid for a long-term license to use Gerber Life intellectual property in connection with financial services. The stated purchase price in the trademark license agreement was $300.0 million. The fair value of the trademark license agreement in isolation was determined to be $102.0 million; as a result, the book value of the asset was reduced by $198.0 million through surplus in the line titled trademark license agreement adjustment on the statements of changes in capital and surplus. The adjustment to the book value of the trademark license agreement had no impact on the Company's total capital and surplus, as the trademark license agreement asset is non-admitted and the change to the book value was offset by a change in the associated non-admitted asset.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Subsequent Events
The Company is exposed to potential risk associated with the recent outbreak of a new strain of coronavirus (“COVID-19”) and is actively monitoring developments through governmental briefings and the relevant health authorities. The effects of the outbreak on the Company are uncertain and difficult to predict, as the situation is actively evolving. Risks include (but are not limited to) the disruption of business operations due to changing work environments for employees, agents and distributors, and business partners; potential economic hardship of policyholders and issuers of investments held by the Company; and disruptions of product marketing and sales efforts. The Company has business continuity plans in place to attempt to mitigate the risks posed to business operations by disruptive incidents such as these.
The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 20, 2020.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

2. Investments
The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2019:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$24,088	$1,545	$—	$25,633
Debt securities issued by states of the U.S. and political subdivisions of the states	15,033	2,328	—	17,361
Non-U.S. government securities	57,511	7,705	—	65,216
Corporate securities	2,369,794	467,074	(3,662)	2,833,206
Commercial mortgage-backed securities	36,817	1,099	(107)	37,809
Residential mortgage-backed securities	233,130	12,281	(75)	245,336
Asset-backed securities	95,366	11,881	(332)	106,915
Total	$2,831,739	$503,913	$(4,176)	$3,331,476

At December 31, 2018:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$27,656	$882	$(196)	$28,342
Debt securities issued by states of the U.S. and political subdivisions of the states	15,030	1,680	(47)	16,663
Non-U.S. government securities	57,986	2,718	(982)	59,722
Corporate securities	2,449,117	211,540	(66,657)	2,594,000
Commercial mortgage-backed securities	53,343	273	(466)	53,150
Residential mortgage-backed securities	240,395	8,933	(1,692)	247,636
Asset-backed securities	93,924	3,527	(907)	96,544
Total	$2,937,451	$229,553	$(70,947)	$3,096,057
At December 31, 2019 and 2018, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $57.1 million and $72.0 million, respectively, and an aggregate fair value of $59.4 million and $69.1 million, respectively. As of December 31, 2019 and 2018, such holdings amounted to 2.0% and 2.5%, respectively, of the Company’s investments in debt securities and 0.5% and 0.7%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Unrealized gains and losses on investments in unaffiliated common stocks, mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2019:
Preferred stocks	$25,531	$1,984	$(202)	$27,313

Common stocks, unaffiliated	$478,826	$233,044	$(11,313)	$700,557
Common stocks, mutual funds	178,868	14,194	(350)	192,712
Common stocks, subsidiaries	3,014,801	693,483	(113,344)	3,594,940
	$3,672,495	$940,721	$(125,007)	$4,488,209

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2018:
Preferred stocks	$16,026	$334	$(668)	$15,692

Common stocks, unaffiliated	$446,459	$146,776	$(38,660)	$554,575
Common stocks, mutual funds	155,207	37	(8,241)	147,003
Common stocks, subsidiaries	2,840,458	418,024	(65,344)	3,193,138
	$3,442,124	$564,837	$(112,245)	$3,894,716

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The following table shows unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2019:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Non-U.S. government securities	—	—	—	—
Corporate securities	(2,827)	65,853	(835)	28,129
Commercial mortgage-backed securities(1)	(105)	5,042	(2)	69
Residential mortgage-backed securities(1)	(32)	18,790	(43)	4,371
Asset-backed securities(1)	(210)	16,725	(122)	8,878
Total	$(3,174)	$106,410	$(1,002)	$41,447

Preferred stocks	$(202)	$608	$—	$—

Common stocks, unaffiliated	$(11,313)	$88,917	$—	$—
Common stocks, mutual funds	(350)	40,004	—	—
Total	$(11,663)	$128,921	$—	$—
(1) Amounts relate to securities subject to SSAP 43R.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2018:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(122)	$5,372	$(74)	$7,344
Debt securities issued by states of the U.S. and political subdivisions of the states	(47)	5,193	—	—
Non-U.S. government securities	(981)	24,398	—	—
Corporate securities	(60,616)	886,386	(6,042)	58,244
Commercial mortgage-backed securities(1)	(185)	18,196	(281)	17,121
Residential mortgage-backed securities(1)	(858)	56,185	(834)	36,871
Asset-backed securities(1)	(858)	39,938	(49)	1,804
Total	$(63,667)	$1,035,668	$(7,280)	$121,384

Preferred stocks	$(668)	$5,146	$—	$—

Common stocks, unaffiliated	$(38,660)	$169,629	$—	$—
Common stocks, mutual funds	(8,241)	114,637	—	—
Total	$(46,901)	$284,266	$—	$—
(1) Amounts relate to securities subject to SSAP 43R.
Investments that are impaired at December 31, 2019 and 2018, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities, residential mortgage-backed securities and unaffiliated common stocks.
The aggregated unrealized loss is approximately 5.5% and 7.6% of the carrying value of securities considered temporarily impaired at December 31, 2019 and 2018, respectively. At December 31, 2019, there were a total of 99 securities held that are considered temporarily impaired, 13 of which have been impaired for 12 months or longer. At December 31, 2018, there were a total of 421 securities held that were considered temporarily impaired, 36 of which had been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $17.1 million, $19.1 million and $5.0 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company had no loan-backed securities held at December 31, 2019, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2019, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities.

The Company had no OTTI on loan-backed securities for the year ended December 31, 2019, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2019, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$35,516	$35,730
After one through five	184,097	195,118
After five through ten	507,351	600,634
After ten	1,739,462	2,109,934
Mortgage-backed securities/asset-backed securities	365,313	390,060
Total	$2,831,739	$3,331,476
The expected maturities may differ from contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.
Proceeds from sales of investments in debt securities during 2019, 2018 and 2017 were $63.4 million, $1,385.4 million, and $285.0 million; gross gains of $1.5 million, $25.8 million, and $9.2 million and gross losses of $0.3 million, $6.0 million, and $0.5 million were realized on these sales in 2019, 2018 and 2017, respectively.
Proceeds from the sales of investments in equity securities during 2019, 2018 and 2017 were $476.7 million, $1,092.8 million, and $439.0 million; gross gains of $42.2 million, $230.8 million, and $61.4 million and gross losses of $30.2 million, $38.9 million, and $43.7 million were realized on these sales in 2019, 2018 and 2017, respectively.
Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2019	2018	2017
	(In Thousands)
Realized capital gains (losses)	$6,135	$282,807	$11,982
Less amount transferred to IMR (net of related taxes (benefits) of $1,658 in 2019, $3,425 in 2018, and $2,211 in 2017)	6,009	12,886	4,106
Less federal income tax expense (benefit) of realized capital gains (losses)	(2,103)	64,841	5,319
Net realized capital gains (losses)	$2,229	$205,080	$2,557

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Net investment income was generated from the following for the years ended December 31:

	2019	2018	2017
	(In Thousands)
Debt securities	$148,923	$182,497	$178,001
Equity securities	30,807	44,065	254,309
Mortgage loans	2,716	1,963	3,854
Real estate	13,175	13,071	13,150
Policy loans	11,827	11,965	12,224
Cash, cash equivalents and short-term investments	2,148	4,967	1,265
Other invested assets	318,696	229,089	96,300
Other	1,106	1,361	1,465
Gross investment income	529,398	488,978	560,568
Investment expenses	50,294	22,757	21,404
Net investment income	$479,104	$466,221	$539,164
The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2019, 76.0% of such mortgages, or $52.4 million, involved properties located in Arizona, Washington, and South Carolina. Such investments consist of primarily first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $21.2 million. During 2019, the respective minimum and maximum lending rates for mortgage loans issued were 4.75% and 5.25%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2019, the Company did not reduce interest rates on any outstanding mortgages.
Derivative Instruments
The Company entered into an equity hedge program designed to hedge the market value risks associated with the broad equity market in the third quarter of 2018. Hedging this risk reduces the economic sensitivity to price declines. At the beginning of these contracts, a premium is either paid or received for transferring the related risk. The options are not designated as a hedge for accounting purposes and are carried at fair value on the balance sheet with changes in fair value recorded in surplus. The related gains and losses from terminations or expirations are recorded in realized capital gains and losses. The change in fair value was $(49.8) million and $0.0 million for the years ended December 31, 2019 and 2018, respectively. The net gain/(loss) recognized through net income within realized gains and losses was $0.0 million and $81.3 million for the years ended December 31, 2019 and 2018, respectively.
The Company has entered into a collateral agreement with the counterparty whereby under certain conditions the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the option and the agreed upon thresholds that are based on the credit rating of the counterparty. Inversely, if the net fair value of the option is negative, then the Company may be required to post assets using similar thresholds. At December 31, 2019 and 2018, $41.7 million and $0.0 million, respectively, of cash collateral has been posted by the Company.
Information related to the Company’s derivative instruments as described above and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

	2019	2018
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$7,820	$—
Gross amounts offset	—	—
Net amount of assets	$7,820	$—

Derivative liabilities:
Gross amount of recognized liabilities	$(48,246)	$—
Gross amounts offset	—	—
Net amount of liabilities	$(48,246)	$—

3. Fair Values of Financial Instruments
Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.
The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.
Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.
•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.
•Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available, but that are priced by third-party pricing services or internal models using observable inputs. Also included in Level 2 assets and liabilities are NAIC 4 rated preferred stock, NAIC 6 rated bonds, options, and stock warrants. The fair value of these instruments is determined through the use of third-party pricing services or models utilizing market observable inputs.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

•Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using non-binding broker quotes or other valuation techniques that utilize significant unobservable inputs. Also included in Level 3 assets and liabilities are preferred stocks being priced by utilizing recent financing for similar securities.
Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.
For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.
Certain investments utilize net asset value (NAV) as a practical expedient for fair value. These investments are reported separately from the hierarchy. Investments utilizing NAV consist mainly of equity interest in limited partnerships and limited liabilities in the separate account. These investments contain fixed income, common stock, and real estate characteristics. The interests in these partnerships can be sold or transferred with prior consent from the general partner. The average remaining life of the investments is 21.5 years. The Company's unfunded commitment for these investments is $21.2 million. In addition, a collective trust in the separate account utilizing NAV is primarily investing in domestic fixed income securities. Shares in the trust can be redeemed at their net asset value. The NAV for this investment is $10.93. The Company does not intend to sell any investments utilizing NAV.
As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.
Debt and Equity Securities
The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The fair values of actively traded equity securities and exchange traded funds (including exchange traded funds with debt like characteristics) have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds. The fair value of equity securities included in Level 3 has been determined by utilizing recent financing for similar securities.
Mortgage Loans
The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.
Cash, Cash Equivalents and Short-Term Investments
The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.
Securities Lending Reinvested Collateral Assets
The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.
Other Invested Assets
Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.
Derivative Instruments
The fair values of free-standing derivative instruments, primarily options and stock warrants, are determined through the use of third-party pricing services or models utilizing market observable inputs.
Cash Collateral Receivable
The receivable represents the obligation to return cash collateral the Company has posted relating to derivative instruments. The fair value is based upon the stated amount.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Assets Held in Separate Accounts
Assets held in separate accounts include debt securities, equity securities, mutual funds, private equity, and private debt fund investments. The fair values of debt securities, equity securities and mutual funds have been determined using the same methodologies as similar assets held in the general account. The fair values of private equity and private debt fund investments have been determined utilizing the net asset values of the funds.
Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities
The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.
Securities Lending Liability
The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.
Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/(Liabilities) Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2019
Assets:
Bonds, industrial and misc.	$1,047	$—	$1,047	$—	$—
Bonds, exchange traded funds	5,868	5,868	—	—	—
Common stocks, unaffiliated	700,557	697,947	—	—	2,610
Common stocks, mutual funds	192,712	192,712	—	—	—
Derivative assets	7,820	—	7,820	—	—
Separate account assets	1,141,599	706,951	140,561	19,844	274,243
Total assets	$2,049,603	$1,603,478	$149,428	$19,844	$276,853

Liabilities:
Derivative liabilities	$(48,246)	$—	$(48,246)	$—	$—

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

	Assets/(Liabilities) Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2018
Assets:
Bonds, exchange traded funds	$4,889	$4,889	$—	$—	$—
Common stocks, unaffiliated	554,575	551,875	—	—	2,700
Common stocks, mutual funds	147,003	147,003	—	—	—
Preferred stocks	866	—	573	293	—
Separate account assets	961,136	561,325	128,292	18,656	252,863
Total assets	$1,668,469	$1,265,092	$128,865	$18,949	$255,563

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2019 are as follows:

	Beginning Asset/(Liability) as of January 1, 2019	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and Settlements	Transfers Into Level 3**	Transfers Out of Level 3**	Ending Asset/ (Liability) as of December 31, 2019
		Net Income	Surplus	Other
	(In Thousands)
Assets:
Preferred stocks	$293	$—	$(200)	$—	$—	$200	$(293)	$—
Separate account assets	18,656	—	—	1,792	(604)	—	—	19,844
Total assets	$18,949	$—	$(200)	$1,792	$(604)	$200	$(293)	$19,844

* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.
** Transfers into and out of Level 3 are due to changes resulting from the application of the lower of amortized cost or fair value rules based on the security's NAIC rating
The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2019, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Preferred stocks	$—	$—	$—	$—	$—
Separate account assets	—	—	—	(604)	(604)
Total assets	$—	$—	$—	$(604)	$(604)

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2018, is as follows:

	Beginning Asset/(Liability )as of January 1, 2018	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and Settlements	Transfers Into Level 3**	Transfers Out of Level 3***	Ending Asset/ (Liability) as of December 31, 2018
		Net Income	Surplus	Other
	(In Thousands)
Assets:
Common stocks, unaffiliated	$4,902	$(4,389)	$(3)	$—	$—	$—	$(510)	$—
Preferred stocks	—	—	(55)	—	—	348	—	293
Separate account assets	78,597	—	—	1,421	(1,147)	1,757	(61,972)	18,656
Total assets	$83,499	$(4,389)	$(58)	$1,421	$(1,147)	$2,105	$(62,482)	$18,949

* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.
** Transfers into Level 3 are due to changes in the price source
*** Transfers out of Level 3 are due to utilizing net asset value.
The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2018, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Common stocks, unaffiliated	$—	$—	$—	$—	$—
Preferred stocks	—	—	—	—	—
Separate account assets	—	—	—	(1,147)	(1,147)
Total Assets	$—	$—	$—	$(1,147)	$(1,147)

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2019 and 2018.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2019
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$2,831,739	$3,331,476	$23,571	$3,306,905	$1,000	$—
Common stock:
Unaffiliated	700,557	700,557	697,947	—	—	2,610
Mutual funds	192,712	192,712	192,712	—	—	—
Preferred stock	25,331	27,313	—	25,981	1,332	—
Mortgage loans	68,898	71,162	—	—	71,162	—
Cash, cash equivalents and short-term investments	77,542	77,589	77,589	—	—	—
Other invested assets, surplus notes	33,945	43,794	—	43,794	—	—
Securities lending reinvested collateral assets	27,635	27,635	27,635	—	—	—
Derivative assets	7,820	7,820	—	7,820	—	—
Cash collateral receivable	41,680	41,680	—	41,680	—	—
Separate account assets	1,141,599	1,141,599	706,951	140,561	19,844	274,243

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(4,270)	$(4,471)	$—	$—	$(4,471)	$—
Derivative liabilities	(48,246)	(48,246)	—	(48,246)	—	—
Securities lending liability	(79,589)	(79,589)	—	(79,589)	—	—

	December 31, 2018
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$2,937,451	$3,096,057	$21,632	$3,071,925	$2,500	$—
Common stock:
Unaffiliated	554,575	554,575	551,875	—	—	2,700
Mutual funds	147,003	147,003	147,003	—	—	—
Preferred stock	15,845	15,692	—	14,182	1,510	—
Mortgage loans	59,146	58,652	—	—	58,652	—
Cash, cash equivalents and short-term investments	87,913	87,919	87,919	—	—	—
Other invested assets, surplus notes	33,974	37,988	—	37,988	—	—
Securities lending reinvested collateral assets	54,253	54,253	54,253	—	—	—
Separate account assets	961,136	961,136	561,325	128,292	18,656	252,863

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(4,469)	$(4,419)	$—	$—	$(4,419)	$—
Securities lending liability	(108,841)	(108,841)	—	(108,841)	—	—

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

4. Related-Party Transactions
The Company owns a 100% interest in Integrity and WSLAC, whose carrying values based on underlying statutory surplus at December 31, 2019, are $1.3 billion and $1.1 billion, respectively. The accounting policies of Integrity and WSLAC are the same as those of the Company described in Note 1. The summary financial data for Integrity and WSLAC follows:

	2019	2018
	(In Thousands)
Integrity:
Admitted Assets	$9,914,360	$9,415,090
Liabilities	8,643,016	8,283,823
Statutory Surplus	$1,271,344	$1,131,267
Net Income	$13,125	$59,221

WSLAC:
Admitted Assets	$14,808,181	$13,029,413
Liabilities	13,739,451	12,089,615
Statutory Surplus	$1,068,730	$939,798
Net Income	$81,627	$16,091

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to subsidiaries in the amount of $23.8 million, $16.5 million, and $3.7 million in 2019, 2018 and 2017, respectively. The principal balance of the mortgage financing arrangements with subsidiaries was $303.1 million and $312.8 million at December 31, 2019 and 2018, respectively.
At December 31, 2019 and 2018, the Company had $131.9 million and $107.4 million, respectively, invested, in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.
In November 2019, the Company paid a $93.9 million capital contribution to its subsidiary, Gerber Life. The contribution was in the form of common stock.
In November 2019, the Company paid a $30.0 million capital contribution to its subsidiary, Columbus Life. The contribution was in the form of common stock.
In February 2019, the Company paid a $100.0 million capital contribution to its subsidiary, Gerber Life. The contribution was in the form of $99.8 million in bonds and $0.2 million in cash.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The Company issued a short-term loan to its parent, WSFG, as of January 23, 2019, for $260.0 million. This note had a maturity date of March 24, 2019, and bore interest at a rate of 2.68%, compounding monthly. The principal of the loan was forgiven by the Company as of March 7, 2019, and was accounted for as an ordinary dividend from the Company to WSFG. The accrued interest of $0.8 million was paid by WSFG to the Company on March 7, 2019.
The Company received a $260.0 million capital contribution from WSFG in December 2018. The contribution was in the form of cash.
The Company paid a $35.0 million capital contribution to Columbus Life in December 2018. The contribution was in the form of cash.
On November 16, 2018, the Company sold common stock back to its issuer for $74.4 million. A member of the Company's Board of Directors also serves on the Board of Directors of the company that purchased the common stock.
In the fourth quarter of 2018, the Company sold bonds in exchange for cash to WSLAC, Integrity, and National Integrity in the amounts of $294.3 million, $87.0 million, and $47.6 million, respectively.
The Company paid a $250.0 million capital contribution to Integrity in June 2018. The contribution was in the form of $245.7 million in common stocks and $4.3 million in cash.
In October 2017, the Company entered into a Pension Risk Transfer agreement with WSLAC. Refer to Note 10 for more detail.
The Company received a $200.0 million dividend from WSLAC in December 2017. The dividend was $109.3 million ordinary and $90.7 million extraordinary. The dividend was in the form of cash.
The Company received a $57.1 million capital contribution from WSFG in October 2017. The contribution was in the form of cash.
The Company paid a $36.1 million capital contribution to WSLAC in October 2017. The contribution was in the form of cash.
The Company paid a $30.0 million capital contribution to Columbus Life in December 2017, The contribution was in the form of cash.
The Company had $33.2 million and $31.1 million receivable from parent, subsidiaries and affiliates as of December 31, 2019 and 2018, respectively. The Company did not have any amounts payable to parent, subsidiaries and affiliates as of December 31, 2019 or 2018. The terms of the settlement generally require that these amounts be settled in cash within 30 days.
The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

5. Reinsurance
Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.
The Company had a modified coinsurance agreement with Integrity until it was recaptured on November 1, 2018. Under the terms of the agreement, the Company assumed structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002, and Integrity retained the reserves and the related assets of this business. At the date of recapture, there was no impact to net income or surplus. The recapture is presented in the statements of operations in lines titled miscellaneous income adjustment - termination of reinsurance agreement and miscellaneous expense adjustment - termination of reinsurance agreement for $694.6 million and $694.6 million, respectively.
The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $493.5 million and $514.2 million at December 31, 2019 and 2018, respectively.
In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $0.9 million and $1.0 million at December 31, 2019 and 2018, respectively.
Certain premiums and benefits are ceded to other unaffiliated insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).
The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2019	2018	2017
	(In Thousands)

Direct premiums	$237,084	$241,297	$251,423
Assumed premiums:
Affiliates	1,111	2,176	1,726
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(6,422)	(6,419)	(6,403)
Net premiums	$231,773	$237,054	$246,746

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2019	2018	2017
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	2,936	4,225	3,420
Policy and contract liabilities:
Affiliates	468,882	488,266	506,178
Nonaffiliates	50,472	50,796	50,260
Amounts recoverable on reinsurance contracts:
Affiliates	—	—	—
Nonaffiliates	227	382	199
In 2019, 2018 and 2017, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.
At December 31, 2019, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2019, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.
Neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2019, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.
There would be no reduction in surplus at December 31, 2019, if all reinsurance agreements were cancelled.

6. Federal Income Taxes
The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due (to)/from the subsidiaries and affiliates for federal income taxes were $(9.6) million and $(45.5) million at December 31, 2019 and 2018, respectively. The tax years 2014 through 2019 remain subject to examination by major tax jurisdictions.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2019, in the event of future capital losses is $36.9 million, $100.9 million, and $17.8 million from 2019, 2018 and 2017, respectively.
The aggregate amount of deposits admitted under Section 6603 of the Internal Revenue Service Code is $32.3 million and $0.0 million in 2019 and 2018, respectively.
The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2019
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$246,001	$10,343	$256,344
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	246,001	10,343	256,344
(d)	Deferred tax assets nonadmitted	20,574	—	20,574
(e)	Subtotal net admitted deferred tax assets (c - d)	225,427	10,343	235,770
(f)	Deferred tax liabilities	101,138	40,092	141,230
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$124,289	$(29,749)	$94,540

		12/31/2018
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$365,543	$17,219	$382,762
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	365,543	17,219	382,762
(d)	Deferred tax assets nonadmitted	104,536	—	104,536
(e)	Subtotal net admitted deferred tax assets (c - d)	261,007	17,219	278,226
(f)	Deferred tax liabilities	110,675	28,445	139,120
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$150,332	$(11,226)	$139,106

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$(119,542)	$(6,876)	$(126,418)
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	(119,542)	(6,876)	(126,418)
(d)	Deferred tax assets nonadmitted	(83,962)	—	(83,962)
(e)	Subtotal net admitted deferred tax assets (c - d)	(35,580)	(6,876)	(42,456)
(f)	Deferred tax liabilities	(9,537)	11,647	2,110
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$(26,043)	$(18,523)	$(44,566)

		12/31/2019
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$9,934	$9,934
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	84,606	—	84,606
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	84,606	—	84,606
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	716,334
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	140,821	409	141,230
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$225,427	$10,343	$235,770

		12/31/2018
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$17,219	$17,219
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	123,991	—	123,991
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	123,991	—	123,991
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	639,639
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	137,016	—	137,016
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$261,007	$17,219	$278,226

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$(7,285)	$(7,285)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	(39,386)	—	(39,385)
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	(39,386)	—	(39,385)
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	76,695
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	3,806	409	4,214
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$(35,580)	$(6,876)	$(42,456)

	2019	2018

Ratio percentage used to determine recovery period and threshold limitation amount	932%	928%

		12/31/2019
		(1)	(2)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$246,001	$10,343
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	19.61%	3.88%
(c)	Net admitted adjusted gross DTAs amount	$225,427	$10,343
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	21.32%	4.21%

		12/31/2018
		(3)	(4)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$365,543	$17,219
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	10.99%	4.50%
(c)	Net admitted adjusted gross DTAs amount	$261,007	$17,219
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	15.12%	6.19%

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

		Change
		(5)	(6)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)

(a)	Adjusted gross DTAs amount	$(119,542)	$(6,876)
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	8.62%	(0.62)%
(c)	Net admitted adjusted gross DTAs amount	$(35,580)	$(6,876)
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	6.20%	(1.98)%
The Company's tax planning strategies include the use of reinsurance.
Current income taxes incurred consist of the following major components:

			12/31/2019	12/31/2018	12/31/2017
			(In Thousands)
(1)	Current income tax
	(a)	Federal	$25,236	$39,452	$11,938
	(b)	Foreign	287	427	173
	(c)	Subtotal	25,523	39,879	12,111
	(d)	Federal income tax on net capital gains	(2,103)	64,841	5,319
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$23,420	$104,720	$17,430

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

			(1)	(2)	(3)
					(Col 1-2)
(2)	Deferred tax assets:		12/31/2019	12/31/2018	Change
	(a)	Ordinary	(In Thousands)
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	51,727	49,815	1,912
		(4) Investments	38,325	40,703	(2,378)
		(5) Deferred acquisition costs	17,845	17,533	312
		(6) Policyholder dividends accrual	4,746	4,323	423
		(7) Fixed assets	—	3,785	(3,785)
		(8) Compensation and benefits accrual	102,259	92,711	9,548
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	26,927	149,927	(123,000)
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	4,172	6,746	(2,574)
		(99) Subtotal	246,001	365,543	(119,542)
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	20,574	104,536	(83,962)
	(d)	Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	225,427	261,007	(35,580)
	(e)	Capital
		(1) Investments	10,343	17,219	(6,876)
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	10,343	17,219	(6,876)
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99- 2f - 2g)	10,343	17,219	(6,876)
	(i)	Admitted deferred tax assets (2d + 2h)	$235,770	$278,226	$(42,456)

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

			(1)	(2)	(3)
					(Col 1-2)
			12/31/2019	12/31/2018	Change
(3)	Deferred tax liabilities:		(In Thousands)
	(a)	Ordinary
		(1) Investments	$88,395	$95,919	$(7,524)
		(2) Fixed assets	77	342	(265)
		(3) Deferred and uncollected premium	8,353	8,912	(559)
		(4) Policyholder reserves	4,286	5,474	(1,188)
		(5) Other	27	28	(1)
		(99) Subtotal	101,138	110,675	(9,537)
	(b)	Capital
		(1) Investments	40,092	28,445	11,647
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	40,092	28,445	11,647
	(c)	Deferred tax liabilities (3a99 + 3b99)	141,230	139,120	2,110
(4)	Net deferred tax assets/liabilities (2i - 3c)		$94,540	$139,106	$(44,566)
Among the more significant book-to-tax adjustments were the following:

	12/31/2019	Effective Tax Rate	12/31/2018	Effective Tax Rate	12/31/2017	Effective Tax Rate
	(In Thousands)		(In Thousands)		(In Thousands)

Provision computed at statutory rate	$39,544	21.00%	$111,878	21.00%	$101,581	35.00%
Dividends received deduction	(1,879)	(1.00)	(1,990)	(0.37)	(74,721)	(25.75)
Tax credits	(2,832)	(1.50)	(10,205)	(1.92)	(5,900)	(2.03)
Other invested assets and nonadmitted change	125,349	66.57	(156,090)	(29.30)	(21,153)	(7.29)
Uncertain tax positions	—	—	3,876	0.73	—	—
Statutory reserve change	—	—	—	—	(215)	(0.07)
Other	(5,385)	(2.86)	(454)	(0.09)	(1,304)	(0.45)
Change in federal tax rate	—	—	(7,813)	(1.47)	122,169	42.09
Total statutory income taxes	$154,797	82.21%	$(60,798)	(11.42)%	$120,457	41.50%

Federal and foreign taxes incurred	$23,420	12.44%	$104,720	19.66%	$17,430	6.01%
Change in net deferred income taxes	131,377	69.77	(165,518)	(31.08)	103,027	35.49
Total statutory income taxes	$154,797	82.21%	$(60,798)	(11.42)%	$120,457	41.50%
At December 31, 2019, the Company had $0.0 of net operating loss carryforwards, net capital loss carryforwards and tax credit carry forwards; the company had $0.0 of deferred tax liabilities that are not recognized.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

On December 22, 2017, the Tax Cuts and Jobs Act (the Tax Act) was enacted, significantly changing the US income tax law. Among the provisions of the Tax Act were the establishment of a flat corporate income tax rate of 21%, a general repeal of net operating loss carrybacks and a reduction in the maximum deduction for net operating loss carryforwards arising in tax years beginning after 2017, and the elimination or reduction of certain deductions, exclusions and credits
The Company has recognized the effects of the tax rate change on its deferred tax balances in its December 31, 2017, financial statements. The re-measurement of deferred tax assets and liabilities resulted in a reduction of net deferred tax assets of $16.1 million, of which ($96.0) million and $122.2 million was recorded as an adjustment to the change in net unrealized capital gains (losses) and the change in net deferred income tax, respectively. Upon issuance of the Company’s financial statements for the year ended December 31, 2017, the Company’s accounting for certain income tax effects of the Tax Act was incomplete; however, the Company included reasonable estimates of these balances in its re-measurement of deferred tax assets and liabilities. At December 31, 2018, the Company has completed its accounting for all of the enactment-date tax effects of the Tax Act.
As of December 31, 2019, the Company had a liability for federal tax loss contingencies of $3.6 million. An estimate of the amount of any increase in the Company's liability related to any federal tax loss contingencies during the twelve month period ending December 31, 2020, cannot be made.

7. Capital and Surplus
The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2019 and 2018, the Company exceeded the minimum risk-based capital.
Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $542.8 million by the end of 2020 without seeking prior regulatory approval based on capital and surplus of $5,428.0 million at December 31, 2019.
The Company issued surplus notes ("the Notes") on January 23, 2019, with an aggregate principal amount of $500.0 million, an annual interest rate of 5.15%, and a maturity date of January 15, 2049, in exchange for $497.4 million in cash.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

	Carrying Value of Note	Interest And/Or Principal Paid Current Year	Total Interest And/Or Principal Paid	Unapproved Interest And/Or Principal*
	(In Thousands)
As of December 31, 2019	$497,519	$12,303	$12,303	$—
* Pro-rata amount of interest due to be paid at next semi-annual payment date (pending approval) calculated as of the balance sheet date

Interest on the Notes is paid semi-annually on January 15 and July 15 of each year. The Notes were issued pursuant to Rule 144A as defined by the Securities Act of 1933 and are administered by the Bank of New York Mellon.
The Notes are unsecured and subordinated to all present and future indebtedness, policy claims and “prior claims” (those claims referred to in classes 1 through 7 of Section 3903.42 of the Ohio Revised Code) against the Company. Under Ohio insurance laws, the Notes are not part of the legal liabilities of the Company. Each payment of principal of, interest on or redemption price with respect to the Notes, may be made only with the prior approval of the Ohio Director of Insurance (the “Director”), and only out of surplus earnings.
Subject to the approval of the Director, the Company has the option to redeem the Notes (i) in whole within 90 days after the occurrence of a “Tax Event” where the Company receives an opinion of tax counsel that there is a more than insubstantial risk that interest payable on the Notes is not deductible by the Company, at a redemption price equal to the principal amount of the Notes to be redeemed (the ‘‘Par Value Redemption Price’’), (ii) in whole or in part, on or after January 23, 2024 but prior to July 15, 2048, at a redemption price equal to the greater of (a) the Par Value Redemption Price or (b) the sum of the present value of the remaining scheduled principal and interest payments on the Notes from the redemption date to July 15, 2048, discounted to the redemption date on a semi-annual basis at an adjusted treasury rate plus 35 basis points or (iii) in whole or in part, on or after July 15, 2048, at the Par Value Redemption Price, plus, in each case of (i), (ii) and (iii), accrued and unpaid interest payments on the Notes to be redeemed to the redemption date.
In the event the Company was subject to a liquidation event, the Notes would have preference over the common shareholders. No affiliates of the Company hold any of the Notes. As of the closing, Guggenheim Partners was the only holder of more than 10% of the outstanding Notes on record at the Depository Trust Company.

8. Commitments and Contingencies
The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

At December 31, 2019, the Company does not have any material lease agreements as a lessee for office space or equipment.
At December 31, 2019, the Company has future commitments to provide additional capital contributions of $393.7 million to investments in joint ventures, limited partnerships and limited liability companies.
The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries: WSLAC, Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National and The Lafayette Life Insurance Company (Lafayette Life), an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial statements. Due to the unlimited nature of the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.
The Company has guaranteed two mortgage loans in which the borrower is an affiliated limited liability company involved in development of real estate. These guarantees have a maximum exposure to the Company of $27.2 million for Canal Senate Apartments, LLC, and $14.7 million for 506 Phelps Holdings, LLC, in the event the real estate collateral of the affiliated limited liability company is not sufficient to cover the payment of the loan. The fair value of the real estate collateral at December 31, 2019, was approximately $52.3 million and $36.1 million, respectively. These loans mature in August 2022 and February 2024, respectively.
The Company has guaranteed a portion of the payment of mortgage loans made by its wholly-owned subsidiary, WSLAC, to two affiliated limited liability companies, Cranberry NP Hotel Company and Sundance Hotel, LLC, in the amounts of $9.0 million and $14.4 million, respectively. The guarantees have a maximum exposure to the Company of $4.7 million and $6.5 million in the event the real estate collateral of the affiliated limited liability company is not sufficient to cover the payment of the loan. The fair value of the real estate collateral at December 31, 2019, was approximately $9.5 million and $13.8 million. These loans mature in October 2021 and January 2024, respectively.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

9. Life and Annuity Reserves and Deposit-Type Contract Liabilities
At December 31, 2019, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	$78,441	$—	$—	$78,441	95.8%
Not subject to discretionary withdrawal	3,414	—	—	3,414	4.2
Total individual annuity reserves (before reinsurance)	81,855	—	—	81,855	100.0%
Reinsurance ceded	75,085	—	—	75,085
Net individual annuity reserves	$6,770	$—	$—	$6,770

Group Annuities	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Not subject to discretionary withdrawal	$3,136	$—	$1,087,146	$1,090,282	100.0%
Total group annuity reserves (before reinsurance)	3,136	—	1,087,146	1,090,282	100.0%
Reinsurance ceded	3,136	—	—	3,136
Net group annuity reserves	$—	$—	$1,087,146	$1,087,146

Deposit-type contracts (no life contingencies)	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	$229,291	$—	$—	$229,291	100.0%
Not subject to discretionary withdrawal	—	—	—	—	—
Total deposit-type contract liability (before reinsurance)	229,291	—	—	229,291	100.0%
Reinsurance ceded	24,632	—	—	24,632
Total deposit-type contract liability	$204,659	$—	$—	$204,659
Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.
At December 31, 2019, the Company's general and separate account life insurance account values, cash value, and reserves for policies subject to discretionary withdrawal, not subject to discretionary withdrawal, or with no cash value are summarized as follows:

	General Account			Separate Account - Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	—	—	—	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	2,717,313	3,071,282	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	—	—	—	—
Miscellaneous reserves	—	—	—	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	—	XXX	XXX	—
Accidental death benefits	XXX	XXX	3,402	XXX	XXX	—
Disability - active lives	XXX	XXX	5,169	XXX	XXX	—
Disability - disabled lives	XXX	XXX	23,402	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	—	XXX	XXX	—
Total life reserves (before reinsurance)	—	2,717,313	3,103,255	—	—	—
Reinsurance Ceded	—	—	392,312	—	—	—
Net life reserves	$—	$2,717,313	$2,710,943	$—	$—	$—

10. Employee Retirement Benefits
The Company has a noncontributory pension plan under group annuity contracts written by the Company covering substantially all employees and field representatives. In addition, the Company provides certain health care and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.
The Company uses a December 31 measurement date for all plans.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2019	2018	2019	2018
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$964,649	$1,026,400	$155,942	$164,700
Service cost	23,989	22,511	308	404
Interest cost	38,479	34,022	6,044	5,419
Contribution by plan participants	—	—	4,805	4,930
Actuarial (gain) loss	133,588	(74,041)	12,288	(6,492)
Benefits paid	(50,023)	(49,851)	(12,500)	(13,019)
Plan amendments	—	5,608	—	—
Settlements	—	—	—	—
Benefit obligation at end of year	$1,110,682	$964,649	$166,887	$155,942

Change in plan assets:
Fair value of plan assets at beginning of year	$933,756	$993,403	$—	$—
Actual return on plan assets	203,413	(9,796)	—	—
Employer contribution	—	—	7,695	8,089
Plan participants’ contributions	—	—	4,805	4,930
Benefits paid	(50,023)	(49,851)	(12,500)	(13,019)
Settlements	—	—	—	—
Fair value of plan assets at end of year	$1,087,146	$933,756	$—	$—

	Pension Benefits		Postretirement Medical
	2019	2018	2019	2018
	(In Thousands)
Funded status:
Overfunded (underfunded) obligation	$(23,536)	$(30,893)	$(166,887)	$(155,942)
Unrecognized net (gain) or loss	—	—	—	—
Unrecognized prior service cost	—	—	—	—
Net amount recognized*	$(23,536)	$(30,893)	$(166,887)	$(155,942)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$1,026,764	$904,797	$166,887	$155,942

*Nonadmitted if overfunded

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

	Pension Benefits
	2019	2018	2017
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$23,989	$22,511	$19,990
Interest cost	38,479	34,022	35,792
Expected return on plan assets	(68,093)	(72,592)	(66,605)
Amount of recognized gains and losses	25,564	27,655	31,765
Amount of prior service cost recognized	(4,625)	(4,620)	(5,134)
Total net periodic benefit cost (benefit)	$15,314	$6,976	$15,808

	Postretirement Medical
	2019	2018	2017
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$308	$404	$483
Interest cost	6,044	5,419	5,688
Amount of recognized gains and losses	(3,841)	(2,138)	(2,986)
Amount of prior service cost recognized	(1,392)	(2,633)	(1,503)
Total net periodic benefit cost (benefit)	$1,119	$1,052	$1,682

	Pension Benefits		Postretirement Medical
	2019	2018	2019	2018
	(In Thousands)
Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:
Items not yet recognized as a component of net periodic cost - prior year	$366,459	$375,539	$(47,044)	$(45,288)
Net transition asset or obligation recognized	—	—	—	—
Net prior service cost or credit arising during the period	—	5,608	—	—
Net prior service cost or credit recognized	4,625	4,620	1,392	2,633
Net gain and loss arising during the period	(1,731)	8,347	12,289	(6,527)
Net gain and loss recognized	(25,564)	(27,655)	3,841	2,138
Items not yet recognized as a component of net periodic cost - current year	$343,789	$366,459	$(29,522)	$(47,044)

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

	Pension Benefits		Postretirement Medical
	2019	2018	2019	2018
	(In Thousands)
Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net transition asset or (obligation)	$—	$—	$—	$—
Net prior sevice cost or (credit)	(1,775)	(6,399)	(4,175)	(5,566)
Net recognized gains and (losses)	345,563	372,858	(25,348)	(41,477)

Assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2019	2018	2019	2018

Discount rate	4.39%	3.78%	4.34%	3.71%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
Expected long-term rate of return on plan assets	7.50%	7.50%	N/A	N/A

Assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2019	2018	2019	2018

Discount rate	3.44%	4.39%	3.32%	4.34%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
The Company’s pension liability was $23.5 million and $30.9 million at December 31, 2019 and 2018, respectively.
The Company utilizes a full yield curve approach in the estimation of liabilities, service cost, and interest cost for pension and postretirement benefits by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds. The discount rate was decreased from 4.39% at December 31, 2018, to 3.44% at December 31, 2019. This resulted in a $133.3 million increase in the pension benefit obligation in 2019. The discount rate was increased from 3.78% at December 31, 2017, to 4.39% at December 31, 2018. This resulted in a $80.4 million decrease in the pension benefit obligation in 2018.
The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The asset allocation for the defined benefit pension plan at the end of 2019 and 2018, and the target allocation for 2019 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2019	2019	2018
Asset category:
Equity securities	55%	63%	59%
Fixed income securities	15	13	14
Short-term investments	5	—	1
Other	25	24	26
Total	100%	100%	100%
The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an ongoing basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.
The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.
Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.
•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.
•Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets include certain debt securities for which public price quotations are not available, but that use other market observable inputs from third-party pricing service quotes or internal valuation models using observable inputs. Level 2 assets also include private funds that invest primarily in domestic debt securities where the Company has the right to redeem its interest at net asset values. The underlying debt securities within these funds employ similar valuation methodologies as the Company’s other investments in debt securities.
•Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Debt Securities
The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.
Equity Securities
The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.
Mutual Funds
The fair values of mutual funds have been determined utilizing the net asset values of the funds.
Private Equity and Fixed Income Funds
The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.
Other Assets
Other assets primarily include securities lending reinvested collateral and a group annuity contract. The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices. The group annuity contract is carried at cash surrender value, which approximates fair value.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2*	Level 3
	(In Thousands)
At December 31, 2019:
Debt securities:
Debt securities issued by states of the U.S. and political subdivisions of the states	$2,757	$—	$2,757	$—
Corporate securities	119,339	—	119,339	—
Residential mortgage-backed securities	2,256	—	2,256	—
Asset-backed securities	10,920	—	10,920	—
Equity securities:
Common equity	459,501	415,316	44,185	—
Mutual funds	221,621	221,621	—	—
Other invested assets:
Private equity and fixed income funds	230,058	—	230,058	—
Surplus notes	3,717	—	3,717	—
Real estate	19,844	—	—	19,844
Other assets	71,586	70,014	1,572	—
Total plan assets	$1,141,599	$706,951	$414,804	$19,844
* Includes investments using net asset value (NAV) as a practical expedient.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

	Assets Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2*	Level 3
	(In Thousands)
At December 31, 2018:
Debt securities:
Debt securities issued by states of the U.S. and political subdivisions of the states	$2,220	$—	$2,220	$—
Corporate securities	106,423	—	106,423	—
Residential mortgage-backed securities	4,519	—	4,519	—
Asset-backed securities	11,149	—	10,545	604
Equity securities:
Common equity	368,763	328,459	40,304	—
Mutual funds	179,682	179,682	—	—
Other invested assets:
Private equity and fixed income funds	212,558	—	212,558	—
Surplus notes	2,992	—	2,992	—
Real estate	18,052	—	—	18,052
Other assets	54,778	53,184	1,594	—
Total plan assets	$961,136	$561,325	$381,155	$18,656
* Includes investments using net asset value (NAV) as a practical expedient.
For measurement purposes of the postretirement benefit obligation at December 31, 2019, a 5.425 percent annual rate of increase in the per capita cost of covered health care benefits is assumed for 2020. The rate was assumed to decrease gradually to 4.75 percent for 2029 and remain at that level thereafter.
At December 31, 2019, the assets of the Company’s pension include approximately $105.9 million invested in the Touchstone Family of Funds, which are administered by the Company, and $205.3 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. At December 31, 2018, the assets of the Company’s pension include approximately $85.6 million invested in the Touchstone Family of Funds, which are administered by the Company, $181.0 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc.
As of December 31, 2019, future benefit payments for the pension plan are expected as follows (in millions):

2020	$53.2
2021	54.1
2022	55.1
2023	56.1
2024	57.0
Five years thereafter	299.8

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Future benefit payments for the postretirement medical plan, net of amounts contributed by plan participants, are expected as follows (in millions):

2020	$10.5
2021	10.5
2022	10.3
2023	10.3
2024	10.0
Five years thereafter	46.9
The Company did not make any contributions to the pension plan in 2019 and 2018. The Company does not anticipate a required contribution to the pension plan during 2020.
The Company made contributions to the postretirement medical plan of $7.7 million in 2019 and expects to contribute $98.6 million between 2020 and 2028, inclusive. The Company received no subsidies in 2019. The Company’s postretirement medical plan did not collect the Medicare Part D Subsidy for claims activity occurring after January 1, 2013.
The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. The total of the Company’s contributions to the defined contribution plan were $6.2 million, $5.4 million, and $5.1 million for 2019, 2018 and 2017, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected
Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2019, were as follows:

	Gross	Net of Loading
	(In Thousands)
Ordinary new business	$4,331	$257
Ordinary renewal	69,162	49,052
Accident and health renewal	345	260
Assumed investment type-contracts	190	190
Total	$74,028	$49,759

Integrity VAROOM	April 2020

PART C - Other Information

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account I of Integrity Life Insurance Company:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2019
Statements of Operations for the Year Ended December 31, 2019
Statements of Changes in Net Assets for the Years Ended December 31, 2019 and 2018
Notes to Financial Statements

Integrity Life Insurance Company (Depositor):
Report of Independent Auditors
Balance Sheets (Statutory-Basis) as of December 31, 2019 and 2018
Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2019, 2018 and 2017
Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2019, 2018 and 2017
Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2019, 2018 and 2017
Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):
Report of Independent Auditors
Balance Sheets (Statutory-Basis) as of December 31, 2019 and 2018
Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2019, 2018 and 2017
Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2019, 2018
and 2017
Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2019, 2018 and 2017
Notes to Financial Statements (Statutory-Basis)

(b) Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.
Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference to Exhibit 99.1 to Registrant's Post-Effective Amendment No. 15 to registration statement on Form N-4 (File No. 333-44876), filed November 7, 2008.

2.	Not Applicable

3.

a.
Form of Selling/General Agent Agreement among Integrity, Touchstone Securities, Inc. and broker dealers. Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

b.
Form of Selling Agreement among W&S Financial Group Distributors, Inc., on behalf of National Integrity, Touchstone Securities, Inc., and broker dealers. Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.

c.
Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated January 1, 2006. Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

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Integrity VAROOM	April 2020

4.

a.
Form of owner driven variable annuity contract. Incorporated by reference to Exhibit 99.4(A) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed April 25, 2012.

b.
Form of death benefit rider. Incorporated by reference to Exhibit 99.4(B) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed August 9, 2010.

c.
Form of endorsement to guaranteed lifetime withdrawal benefit rider effective May 1, 2014. Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178438), filed April 28, 2015.

d.
Form of Individual Guaranteed Lifetime Withdrawal Benefit Rider. Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed April 25, 2012.

e.
Form of Spousal Guaranteed Lifetime Withdrawal Benefit Rider. Incorporated by reference to Exhibit 99.4(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed April 25, 2012.

f.
Form of traditional and SEP IRA Endorsement. Incorporated by reference to Exhibit 99.4(E) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

5.
Form of Application for Owner Driven Contract. Incorporated by reference to Exhibit 99.5 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed August 9, 2010.

6.

a.
Articles of Incorporation and Redomestication of Integrity and Certificate of Amendment. Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

b.	By-Laws of Integrity. Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

7.	Not applicable.

8.

a.
Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(A) to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

b.
Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(B) to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

c.
Rule 22c-2 Agreement between Fidelity Distributors Corporation and Integrity dated March 26, 2007. Incorporated by reference to Exhibit 99.8(D) to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

d.
Voting Agreement between Integrity and The Vanguard Group, Inc. effective December 1, 2010. Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed April 27, 2011.

e.
Voting Agreement between Integrity and BlackRock, Inc. effective December 1, 2010. Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed April 27, 2011.

f.
Access Agreement between Integrity and Mid Atlantic Trust Company effective November 1, 2010. Incorporated by reference to Exhibit 99.8(E) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

g.
ETFxChange Authorization between Integrity and Mid Atlantic Trust Company effective November 1, 2010. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

h.
Amendment 2 to Access Agreement and ETFxChange Authorization between Integrity and Mid Atlantic Trust Company effective February 2, 2015. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178438), filed April 28, 2015.

2

Integrity VAROOM	April 2020

i.
Custodial Agreement between Integrity and Mid Atlantic Trust Company effective November 1, 2010. Incorporated by reference to Exhibit 99.8(G) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

9.	Opinion and Consent of Bryan J. Kreyling, Esq. as to the legality of the securities registered, filed herewith.

10.

a.	Consent of Independent Registered Public Accounting Firm, filed herewith.

b.	Consent of Independent Auditors, filed herewith.

11.	Not applicable.

12.	Not applicable.

13.
Powers of Attorney of members of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically James N. Clark, Jo Ann Davidson, Robert B. Truitt, and Thomas L. Williams, each dated April 16, 2019. Incorporated by reference to Exhibit 99.13 to Registrant's Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-166995), filed April 26, 2019.

14.
Guaranty from WSLIC to the policyholders of Integrity. Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

15.	Cover letter, filed herewith.

Item 25.    Directors and Officers of the Depositor

The names, positions and principal business addresses* of the directors and officers of the Depositor are as follows:

Directors:

John F. Barrett	Director, Chairman of the Board

Edward J. Babbitt	Director, Secretary

Jill T. McGruder	Director, President and Chief Executive Officer

Jonathan D. Niemeyer	Director

Donald J. Wuebbling	Director

Officers:

John F. Barrett	Director, Chairman of the Board

Jill T. McGruder	Director, President and Chief Executive Officer
Edward J. Babbitt    Director, Secretary
Roger M. Lanham    Senior Vice President and Co-Chief Investment Officer
Brendan M. White    Senior Vice President and Co-Chief Investment Officer
Karen A. Chamberlain    Senior Vice President and Chief Information Officer
Kevin L. Howard    Senior Vice President and General Counsel
Daniel W. Harris    Senior Vice President and Chief Actuary
Mark E. Caner    Senior Vice President
Daniel J. Downing    Senior Vice President
Lisa B. Fangman    Senior Vice President
Phillip E. King    Senior Vice President and Auditor
David T. Henderson    Senior Vice President and Chief Risk Officer
Bradley J. Hunkler    Senior Vice President and Chief Financial Officer
James J. Vance    Senior Vice President and Treasurer
Wade M. Fugate    Vice President and Controller
Bruce W. Maisel    Vice President and Chief Compliance Officer
Michael S. Speas    Vice President and Chief Information Security Officer
Aaron J. Wolf    Vice President and Chief Underwriter
Jay V. Johnson    Vice President and Assistant Treasurer
Terrie A. Wiedenheft    Vice President
Paul M. Kruth    Vice President
Chistopher N. Watford    Vice President
Denise L. Sparks    Vice President
Lindsay M. Connelly    Assistant Vice President, Assistant Treasurer
Benjamin E. Fotsch    Assistant Vice President
Christopher J. Roland    Assistant Vice President
Robert F. Noschang    Assistant Vice President

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Integrity VAROOM	April 2020

Brian A. Eichhold    Assistant Vice President
Donald P. Myers     Assistant Vice President
Ryan K. Richey    Assistant Vice President
Andrew P. Shull    Assistant Vice President
Jacob C. Steuber    Assistant Vice President
James R. Murray    Assistant Vice President, Director, Risk Management
John S. Musgrove     Assistant Vice President and Assistant Treasurer
Jason T. Anderson    Assistant Treasurer
Timothy D. Speed    Assistant Treasurer
Sharon A. Cummings    Licensing Officer
Brenda L. Elliott    Manager, Licensing

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202.

Item 26.	Persons Controlled by or Under Common Control with Integrity or Registrant

Affiliate	State	Entity Abb	Ownership	Type of Business
1373 Lexington Road Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
2758 South Main SPE, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	ownership and operation of real estate
309 Holding LLC	DE	LLC	97% owned by The Western and Southern Life Insurance Company, 1% owned by W&S Real Estate Holdings, Inc. and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
506 Phelps Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Airport Exchange Hotel Partners	KY	GP	74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Alliant Tax Credit Fund 92 LP	CA	LP	13.4% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
Alta Mercer Crossing, LLC	DE	LLC	50% owned by Wood Mercer Crossing, LLC, 49% owned by Mercer Crossing Investor Holdings, LLC, and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Alta Preston Residences, LLC	DE	LLC	100% owned by Alta Preston, LLC	ownership and operation of real estate
Alta Preston, LLC	DE	LLC	100% owned by Alta, 47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Alta Stony Point, LLC	DE	LLC	49% owned by Stony Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Apex Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

4

Integrity VAROOM	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Apex Louisville, LLC	KY	LLC	64% owned by Apex Housing Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Arvada Kipling Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Ascent Plainfield, LLC	IN	LLC	64% owned by Stout Metro Housing Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Axis JV, LLC	KY	LLC	64% owned by 1373 Lexington Road Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Axis Louisville, LLC	KY	LLC	100% owned by Axis JV, LLC	ownership and operation of real estate
Beardsley Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
BP Summerville Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Buckeye Venture Partners, LLC	OH	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA); 40% owned by Peppertree Partners, LLC	private equity fund management
BVP NEO, LLC	OH	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Canal Senate Apartments, LLC	IN	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Cape Barnstable Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Carmel Holdings, LLC	OH	LLC	99% owned by W&S Real Estate Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Carmel Hotel Investor, LLC	OH	LLC	100% owned by Carmel Holdings, LLC	real estate ownership entity(ies)
Carmel Hotel, LLC	IN	LLC	99% owned by Carmel Hotel Investor, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Carthage Senior Housing, Ltd.	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
CCA CBD Cincinnati LLC	OH	LLC	100% owned by 309 Holding, LLC	ownership and operation of real estate
Cedar Park Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Cenizo Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

5

Integrity VAROOM	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Charlotte Park Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Chattanooga Southside Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Chestnut Healthcare Partners, L.P.	DE	LP	20% limited partnership interest owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Choo Choo Residences, LLC	DE	LLC	49% owned by Chattanooga Southside Apartments Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Cincinnati CBD Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Cinnaire Fund for Housing Limited Partnership 31	MI	LP	16.7% limited partnership interest owned by Columbus Life Insurance Company	real estate ownership entity(ies)
Cleveland East Hotel, LLC	OH	LLC	99% owned by WSALD CEH, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Columbus Life Insurance Company	OH	Corp	100% owned by The Western and Southern Life Insurance Company
Country Place Associates	OH	GP	90% owned by WS Country Place GP, LLC; 10% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Cove Housing Investor Holdings, LLC	OH	LLC	98% W&S Real Estate Holdings, LLC and 2% Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Covington Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Crabtree Apartments, LLC	TX	LLC	59% owned by Crabtree Commons Apts Investor Holdings, LLC (W&S) and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Crabtree Commons Apts Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Cranberry NP Hotel Company, LLC	PA	LLC	99% owned by NP Cranberry Hotel Investor LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Curve Luxury Apartments Investors, LLC	DE	LLC	59% owned by MC Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Curve Luxury Apartments, LLC	AZ	LLC	100% owned by Curve Luxury Apartments Investors, LLC	ownership and operation of real estate
Dallas City Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Day Hill Road Land LLC	CT	LLC	74% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

6

Integrity VAROOM	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Delco Lofts, LLC	OH	LLC	99% owned by Patterson at First Investor Holdings, LLC	ownership and operation of real estate
Domain at Dunvale, LLC	TX	LLC	49% owned by Dunvale Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Dunvale Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Eagle Realty Capital Partners, LLC	OH	LLC	100% Eagle Realty Group, LLC	investment advisor
Eagle Realty Group, LLC	OH	LLC	100% owned by Western & Southern Investment Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	OH	Corp	100% owned by Eagle Realty Group, LLC	real estate ownership entity(ies)
Eagle Rose Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Eagle Rose Land Partners, LLC	DE	LLC	24% owned by Eagle Rose Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Eagle Rose Owner, LLC	DE	LLC	100% owned by Eagle Rose Land Partners, LLC	ownership and operation of real estate
Elan Dallas City Lights GP, LLC	DE	LLC	100% owned by Elan Dallas City Lights, LLC	real estate ownership entity(ies)
Elan Dallas City Lights Limited Partner, LP	DE	LLC	100% owned by Elan Dallas City Lights, LLC; 0% owned by Elan Dallas City Lights GP, LLC	real estate ownership entity(ies)
Elan Dallas City Lights Owner, LP	DE	LP	99% owned by Elan Dallas City Lights Limited Partner, LP; 1% owned by Elan Dallas City Lights GP, LLC	ownership and operation of real estate
Elan Dallas City Lights, LLC	DE	LLC	59% owned by Dallas City Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
EMF DT SA, LLC (2017) (Encore River Walk)	DE	LLC	100% owned by EMF River Walk Investments, LLC	ownership and operation of real estate
EMF River Walk Investments, LLC	DE	LLC	54% owned by South Flores Housing Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
EP/WSE Glendale Venture, LLC	DE	LLC	49% owned by Beardsley Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Flats at Springhurst LLC	KY	LLC	100% owned by Springhurst JV, L.L.C.	ownership and operation of real estate
Flats Springhurst Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

7

Integrity VAROOM	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Forsyth Halcyon AA Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Fort Washington Capital Partners, LLC (FWCP)	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	managing partner for numerous private equity funds
Fort Washington Emerging Market Debt LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	fixed income
Fort Washington Fixed Income LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private fixed income fund
Fort Washington Flexible Income LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	private fixed income fund
Fort Washington Full Discretion Fixed Income LLC	DE	LLC	Managing Member Fort Washington Fixed Income LLC and investors include The Western and Southern Life Insurance Company	managing member for private fixed income fund
Fort Washington High Yield Investors II, LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	OH	Corp	100% owned by Western & Southern Investment Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors III, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors IV, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors IX, L.P.	DE	LP	general partner is FWPEI IX GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors IX-B, L.P.	DE	LP	General Partner is FWPEI IX GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors IX-K, L.P.	DE	LP	general partner is FWPEI IX GP, LLC	private equity fund
Fort Washington Private Equity Investors V, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VI, L.P.	DE	LP	general partner is FWPEI VI GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund

8

Integrity VAROOM	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Fort Washington Capital Partners, LLC (FWCP)	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	managing partner for numerous private equity funds
Fort Washington Emerging Market Debt LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	fixed income
Fort Washington Fixed Income LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private fixed income fund
Fort Washington Full Discretion Fixed Income LLC	DE	LLC	Managing Member Fort Washington Fixed Income LLC and investors include The Western and Southern Life Insurance Company	managing member for private fixed income fund
Fort Washington High Yield Investors II, LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	OH	Corp	100% owned by Western & Southern Investment Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors III, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors IV, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors IX, L.P.	DE	LP	general partner is FWPEI IX GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors IX-B, L.P.	DE	LP	General Partner is FWPEI IX GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors IX-K, L.P.	DE	LP	general partner is FWPEI IX GP, LLC	private equity fund
Fort Washington Private Equity Investors V, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VI, L.P.	DE	LP	general partner is FWPEI VI GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VII, L.P.	DE	LP	general partner is FWPEI VII GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VIII, L.P.	DE	LP	general partner is FWPEI VIII GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund

9

Integrity VAROOM	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Fort Washington Private Equity Investors VIII-B, L.P.	DE	LP	General Partner is FWPEI VIII GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors X, L.P.	DE	LP	general partner is FWPEI X GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors X-B, L.P.	DE	LP	general partner is FWPEI X GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	DE	LP	General Partner is FWPEO II GP, LLC and The Western and Southern Life Insurance Company is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III, L.P.	DE	LP	General Partner is FWPEO III GP, LLC and The Western and Southern Life Insurance Company is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III-B, L.P.	DE	LP	General Partner is FWPEO III GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Small Market Investors X-S, L.P.	DE	LP	general partner is FWPEI X GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Frontage Lodging Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
FWPEI IX GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund IX
FWPEI V GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of the three private equity funds
FWPEI VI GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund VI
FWPEI VII GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund VII
FWPEI VIII GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund VIII
FWPEI X GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund X
FWPEO II GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEO III GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Gallatin Eastland Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

10

Integrity VAROOM	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Gateway at Arvada Ridge, LLC	DE	LLC	35.39% owned by Arvada Kipling Housing Holdings, LLC and 0.72% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Gerber Life Insurance Company	NY	Corp	100% owned by The Western and Southern Life Insurance Company
Glendale Beardsley, LLC	DE	LLC	100% owned by EP/WSE Glendale Venture, LLC (DE)	ownership and operation of real estate
Golf Countryside Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Golf Sabal Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Great Lakes Capital Fund for Housing LP 30	MI	LP	13.5% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
Greenwood Reserve Apartments, LLC	KS	LLC	64% owned by Olathe Apartments Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Grelot Cody Apartments, LLC	OH	LLC	100% owned by Vinings Trace, LLC	real estate ownership entity(ies)
GS Beach Club, LLC	DE	LLC	76.5% owned by Winkler Extension Apartments Investor, LLC	real estate ownership entity(ies)
GS Lakeline AA Apartments, LLC	DE	LLC	49% owned by Cedar Park Senior Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
GS McFarland AA Apartments, LLC	DE	LLC	49% owned by Forsyth Halcyon AA Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.
GS Short Pump AA Apartments Owner, LLC	DE	LLC	100% owned by GS Short Pump AA Apartments, LLC	ownership and operation of real estate
GS Short Pump AA Apartments, LLC	DE	LLC	49% owned by Three Chopt AA Investor Holdings, LLC; and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
GS Yorktown Apartments, LP	DE	LP	59% owned by YT Crossing Apartments Investor, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Heartis Venice JV, LLC	DE	LLC	49% owned by Tamiami Senior Investor Holdings, LLC (OH) and 1% owned Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Heartis Venice, LLC	DE	LLC	100% owned by Heartis Venice JV, LLC	ownership and operation of real estate
Houston Reverie, LLC	TX	LLC	59% owned by River Hollow Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
IFS Financial Services, Inc. (IFS)	OH	Corp	100% owned by Western-Southern Life Assurance Company (Western-Southern Life Assurance Company)	real estate ownership entity(ies)

11

Integrity VAROOM	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Insurance Profillment Solutions, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	insurance marketing services
IR Mall Associates, Ltd.	FL	LP	49.50% owned by The Western and Southern Life Insurance Company	ownership and operation of real estate
IR Mall Company, L.C.	FL	LLC	50% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Jacksonville Salisbury Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
JLB Southpark Apartments LLC	DE	LLC	49% owned by SP Charlotte Apts Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
KCWSE Palmetto Pointe, LLC	DE	LLC	64% owned by Cenizo Apartments Investor Holdings, LLC; and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Keller Hicks Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Kissimmee Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LaCenterra Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LaCenterra Apartments, LLC	TX	LLC	59% owned by LaCenterra Apartments Investor Holdings, LLC (WS) and 1% owned Eagle Realty Investments, Inc.	ownership and operation of real estate
LaFrontera Hotel LLC	TX	LLC	100% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
LaFrontera Lodging Partners LP	OH	LP	99% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Lennox Zionsville Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LeRoy Glen Investment, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Linthicum Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LLIA, Inc.	OH	Corp	100% owned by The Lafayette Life Insurance Company	general insurance agency
Lookout Corporate Center	KY	JVGP	50% owned by WS Lookout GP, LLC	ownership and operation of real estate
Lorraine Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

12

Integrity VAROOM	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Lugano Apartments, LLC	DE	LLC	59% owned by Kissimmee Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Lytle Park Inn, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Main Hospitality Holdings, LLC	OH	LLC	78.4% owned by W&S Real Estate Holdings, LLC and 1.6% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
MC Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Mercer Crossing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Midtown Park Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Miller Creek Associates, LLC	DE	LLC	59% owned by Miller Creek Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Miller Creek Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and Eagle Realty Investments, Inc. 2%	real estate ownership entity(ies)
Miller Creek Residences, LLC	DE	LLC	100% owned by Miller Creek Associates, LLC	real estate ownership entity(ies)
Monterosso Apartments JV, LLC	DE	LLC	54% owned by Monterosso Housing Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Monterosso Apartments, LLC	DE	LLC	100% owned by Monterosso Apartments JV, LLC	ownership and operation of real estate
Monterosso Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Monterosso Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
MP Dallas Development Holdings, LLC	DE	LLC	49% owned by Midtown Park Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
MP Dallas Project Owner, LLC	DE	LLC	100% owned by MP Dallas Development Holdings, LLC	ownership and operation of real estate
National Integrity Life Insurance Company	NY	Corp	100% owned by ILIC
NE Emerson Edgewood, LLC	IN	LLC	60% owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
NEO Capital Fund, LP	DE	LP	General Partner is BVP NEO, LLC	private equity fund

13

Integrity VAROOM	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
North Pittsburgh Hotel LLC	PA	LLC	99% owned by WSALD NPH, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Northeast Cincinnati Hotel LLC	OH	LLC	25% owned by The Western and Southern Life Insurance Company, 49% owned by WSLR Cincinnati LLC, 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
NP Cranberry Hotel Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC, 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
NP Cranberry Hotel Investor, LLC	OH	LLC	100% owned by NP Cranberry Hotel Holdings, LLC	real estate ownership entity(ies)
Olathe Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
One Kennedy Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
OTR Housing Associates, L.P.	OH	LP	98% owned by The Western and Southern Life Insurance Company; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
OTR Redevelopment Group, LLC	OH	LLC	100% owned by OTR Walnut Housing, Ltd.	real estate ownership entity(ies)
OTR Transitional Housing, L.P.	OH	LP	99% owned by The Western and Southern Life Insurance Company	ownership and operation of real estate
OTR-Walnut Housing, Ltd.	OH	LLC	100% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Overland Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Parkside Residences, LLC	DE	LLC	54% owned by Railroad Parkside Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Patterson at First Investor Holdings, LLC	OH	LLC	100% owned by Integrity Life Insurance Company	real estate ownership entity(ies)
Perimeter Development Holdings, LLC	DE	LLC	49% owned by Perimeter TC Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Perimeter Project Owner, LLC	DE	LLC	100% Perimeter Development Holdings, LLC	ownership and operation of real estate
Perimeter TC Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Hotel Holding Company LLC	DE	LLC	69% owned by Pleasanton Hotel Investor Holdings, 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

14

Integrity VAROOM	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Pleasanton Hotel Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Project Owner, LLC	DE	LLC	100% owned by Pleasanton Hotel Holding Company LLC	ownership and operation of real estate
Portiva Residences, LLC	DE	LLC	49% Jacksonville Salisbury Apartment Holdings, LLC and 1% Eagle Realty Investments, Inc.	ownership and operation of real estate
Prairiefire Apartments II, LLC	KS	LLC	100% owned by Prairiefire Apartments, LLC	ownership and operation of real estate
Prairiefire Apartments, LLC	KS	LLC	64% owned by Overland Apartments Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Price Road Hotel LLC	DE	LLC	64% owned by Price Willis Lodging Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Price Willis Lodging Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Queen City Square Development I, LLC	OH	LLC	100% owned by Eagle Realty Group, LLC	operation of real estate
Queen City Square, LLC	OH	LLC	99.75% owned to The Western and Southern Life Insurance Company; .25% Eagle Realty Investments, Inc.	ownership and operation of real estate
R4 Housing Partners IX LP	DE	LLC	14.7% limited partnership interest owned by The Lafaye Insurance Company	real estate ownership entity(ies)
R4 Housing Partners V LP	DE	LP	9.3% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
R4 Housing Partners VI LP	DE	LP	16.7% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
Railroad Parkside Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Randolph Tower Affordable Investment Fund, LLC	DE	LLC	99.99% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Revel Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Ridge at Robinson Apartments, LLC	DE	LLC	59% owned by Settlers Ridge Robinson Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
River Hollow Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Russell Bay Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

15

Integrity VAROOM	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Russell Bay Fee Owner LLC	DE	LLC	100% owned by Russell Bay Land Partners LLC	ownership and operation of real estate
Russell Bay Land Partners LLC	DE	LLC	64% owned by Russell Bay Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sabal-Alexander Investments, LLC	FL	LLC	69% Golf Sabal Investor Holdings, LLC and 1% Eagle Realty Investments, Inc.	ownership and operation of real estate
San Tan Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sarasota Property Owner, LLC	DE	LLC	100% owned by Senior Living at Sarasota, LLC	ownership and operation of real estate
Senior Living at Sarasota, LLC	DE	LLC	49% owned by Lorraine Senior Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Settlers Ridge Robinson Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Seventh and Culvert Garage, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Shelbourne Campus Properties, LLC	DE	LLC	54% owned by Shelbourne Housing Investor, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Shelbourne Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Shelbourne Housing Investor, LLC	OH	LLC	100% owned by Shelbourne Holdings, LLC	real estate ownership entity(ies)
Siena Medical District, LLC	DE	LLC	100% owned by FDC Siena JV, LLC	real estate ownership entity(ies)
Sixth and Race Development, LLC	OH	LLC	71% owned by Race Street Development, Ltd., 29% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Sixth and Saratoga NW, LLC	KY	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Skye Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Skye at Arbor Lakes II, LLC	DE	LLC	59% owned by Skye Apartments Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Skye at Arbor Lakes, LLC	DE	LLC	69% owned by Skye Apartments Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Skye at Maple Grove II, LLC	DE	LLC	100% owned by Skye at Arbor Lakes II, LLC	real estate ownership entity(ies)

16

Integrity VAROOM	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Skye at Maple Grove, LLC	DE	LLC	100% owned by Skye at Arbor Lakes, LLC	ownership and operation of real estate
Skyport Hotel LLC	KY	LLC	25% owned by The Western and Southern Life Insurance Company, 49% owned by WSLR Skyport LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Sonterra Legacy Investor Holdings, LLC	OH	LLC	100% owned by Trust dated August 25, 2014 for benefit of The Western and Southern Life Insurance Company Separate Account A (Eagle Realty Group, LLC, Trustee)	real estate ownership entity(ies)
South Flores Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
South Kirkman Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
South Kirkman Fee Owner LLC	DE	LLC	100% owned by South Kirkman Land Partners LLC	ownership and operation of real estate
South Kirkman Land Partners LLC	DE	LLC	64% owned by South Kirkman Apartment Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Southside Tunnel Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Southside Works City Apartments, LLC	DE	LLC	49% owned by Southside Tunnel Apartments Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
SP Charlotte Apts Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Springhurst JV, L.L.C.	KY	LLC	64% owned by Flats Springhurst Investor Holdings, LLC; and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
SPX Holding LLC	OH	LLC	50% owned by W&SFG	Airplane ownership/leasing
SSW Jet Ltd	OH	LLC	50% owned by W&SFG	Airplane ownership/leasing
Stony Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Stout Metro Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sundance Hotel Investor, LLC	OH	LLC	100% owned by Sundance LaFrontera Holdings, LLC	real estate ownership entity(ies)
Sundance Hotel, LLC	DE	LLC	64% owned by Sundance Hotel Investor, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

17

Integrity VAROOM	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Sundance LaFrontera Holdings, LLC	OH	LLC	98% owned by The Western and Southern Life Insurance Company and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Tamiami Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
The Cove Apartments, LLC	DE	LLC	49% owned by Cove Housing Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
The Cove JV, LLC	DE	LLC	100% owned by The Cove Apartments, LLC	real estate ownership entity(ies)
The Flats at San Tan, LLC	TX	LLC	49% owned by San Tan Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
The Lafayette Life Insurance Company	OH	Corp	100% owned by Western & Southern Financial Group, Inc. (WSFG)
The Ohio Capital Fund LLC	OH	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	OH	Corp	100% owned by WSFG
Three Chopt AA Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Timacuan Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Timacuan Fee Owner LLC	DE	LLC	100% owned by Timacuan Land Partners LLC (DE)	ownership and operation of real estate
Timacuan Land Partners LLC	DE	LLC	64% owned by Timacuan Apartment Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Touchstone Advisors, Inc.	OH	Corp	100% owned by IFS Financial Services, Inc.	registered investment adviser
Touchstone Securities, Inc.	NE	Corp	100% owned by IFS Financial Services, Inc. Financial Services, Inc.	securities broker-dealer
Trevi Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Trevi Fee Owner, LLC	DE	LLC	100% Trevi Land Partners, LLC	ownership and operation of real estate
Trevi Land Partners, LLC	DE	LLC	64% Trevi Apartment Holdings, LLC; 1% Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Tri-State Growth Capital Fund I, L.P.	DE	LP	general partner is Tri-State Ventures, LLC and investors include The Western and Southern Life Insurance Company	private equity fund

18

Integrity VAROOM	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Tri-State Growth Capital Fund II, L.P.	DE	LP	general partner is Tri-State Ventures II, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Tri-State Ventures II, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund
Tri-State Ventures, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund
UGR Holdings, LLC	DE	LLC	49% owned by University Shade Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Union Centre Hotel LLC	OH	LLC	25% owned by The Western and Southern Life Insurance Company; 49% owned by WSLR Union LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
University Grove Residences, LLC	DE	LLC	100% owned by UGR Holdings, LLC (DE)	ownership and operation of real estate
University Shade Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Uptown Denver Apartments, LLC	DE	LLC	49% owned by East Denver Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Vail Hotel Holdings ESHV, LLC	DE	LLC	74% owned by Frontage Lodging Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vail Hotel Owner ESHV, LLC	DE	LLC	100% owned by Vail Hotel Holdings ESHV, LLC	ownership and operation of real estate
Vernazza Apartments, LLC	DE	LLC	54% owned by Vernazza Housing Investor Holdings and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vernazza Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vinings Trace, LLC	IN	LLC	99% owned by The Western and Southern Life Insurance Company, 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
W Apts Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
W Flats Residences, LLC	DE	LLC	66.5% owned by W Apts Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
W&S Brokerage Services, Inc.	OH	Corp	100% owned by Western-Southern Life Assurance Company	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	OH	Corp	100% owned by Western-Southern Life Assurance Company	general insurance agency

19

Integrity VAROOM	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
W&S Real Estate Holdings, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Warm Springs Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Warm Springs Fee Owner LLC	DE	LLC	100% owned by Warm Springs Land Partners LLC	ownership and operation of real estate
Warm Springs Land Partners LLC	DE	LLC	64% owned by Warm Springs Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
West Crescent Venture Partners LLC	DE	LLC	49% owned by Revel Investor Holdings, LLC, and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Western & Southern Agency, Inc.	OH	Corp	100% owned by The Western and Southern Life Insurance Company	general insurance agency
Western & Southern Financial Fund Inc	OH	NP Corp		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	OH	Corp	100% owned by WSMHC	holding company
Western & Southern Investment Holdings, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Western & Southern Mutual Holding Company (WSMHC)	OH	Corp	Mutual Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	OH	Corp	100% owned by The Western and Southern Life Insurance Company
Westhouse Residences, LLC	DE	LLC	49% owned by Keller Hicks Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Winkler Extension Apartments Investor, LLC	OH	LLC	100% owned by Eagle Realty Group, LLC, as Trustee under a Trust Agreement dated November 30, 2009 for the benefit of The Western and Southern Life Insurance Company Separate Account A	real estate ownership entity(ies)
WL Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
WL Houston Parkway, LLC	TX	LLC	55% owned by WL Apartment Holdings and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Wright Executive Hotel Limited Partners	OH	LP	60.50% owned by The Western and Southern Life Insurance Company; 0.61% owned by WS Wright Hotel GP, LLC	real estate ownership entity(ies)
WS Airport Exchange GP, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)

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Integrity VAROOM	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
WS Country Place GP, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WS Lookout JV, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
WS Wright Hotel GP, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
WSA Commons, LLC	GA	LLC	50% owned by The Western and Southern Life Insurance Company	ownership and operation of real estate
WSALD CEH, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WSALD NPH, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WSFG WG Aurora IL, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Charlotte NC, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Columbus OH, LLC	OH	LLC	100% owned by Vinings Trace, LLC	ownership and operation of real estate
WSFG WG Holding RI, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Providence RI, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Stallings NC, LLC	OH	LLC	100% owned by Vinings Trace, LLC	ownership and operation of real estate
WSL Partners, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
WSLR Birmingham LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Cincinnati LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Columbus LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Dallas LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Hartford LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)

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Integrity VAROOM	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
WSLR Holdings LLC	DE	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
WSLR LLC	DE	LLC	100% owned by WSLR Holdings LLC	real estate ownership entity(ies)
WSLR Skyport LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Union LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)

Item 27.    Number of Contract Owners

As of April 8, 2020, 188 qualified and non-qualified contracts issued pursuant to this registration statement were outstanding.

Item 28.    Indemnification

Integrity's By-Laws provide, in Article V, Section 5.1 provides:

To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

(a)    The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(b)    The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

(1)    Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

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Integrity VAROOM	April 2020

(2)    Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

(c) To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

(d) Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article. Such determination shall be made as follows:

(1)    By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

(2)    If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

(3)    By the Shareholders; or

(4)    By the court of common pleas or the court in which such action, suit or proceeding was brought.
Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(e)    (1)        Expenses, including attorney's fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

(i)    Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

(ii)    Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

(2)    Expenses, including attorney's fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

(f)    The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

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Integrity VAROOM	April 2020

(g)    The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

(a)        Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of Integrity Life Insurance Company. Touchstone Securities also serves as an underwriter for Separate Account VUL of Integrity Life Insurance Company, Separate Account I of National Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for the shares of several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)    The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:

James N. Clark	Director

Jill T. McGruder	Director and Chief Executive Officer

Jonathan D. Niemeyer	Director

Donald J. Wuebbling	Director

Officers:

Steven M. Graziano	President

Jill T. McGruder	Chief Executive Officer

Stephen C. Owen	Senior Vice President

Jay V. Johnson	Vice President and Treasurer

Sharon L. Karp	Vice President

Christopher N. Watford	Vice President

Amy Fisher	Vice President

Timothy S. Stearns	Vice President and Interim Chief Compliance Officer

Terrie A. Wiedenheft	Chief Financial Officer

Lindsay M. Connelly	Assistant Vice President and Assistant Treasurer

John S. Musgrove	Assistant Vice President and Assistant Treasurer

Jason T. Anderson	Assistant Treasurer

Timothy D. Speed	Assistant Treasurer

Sarah Sparks Herron	Secretary

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202.

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Integrity VAROOM	April 2020

(c)    Not applicable.

Item 30.    Location of Accounts and Records
The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202

Item 31.    Management Services
There are currently no management-related services provided to the Registrant.

Item 32.    Undertakings
The Registrant hereby undertakes:

(a)
to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)
to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request; and

(d)	to update the registration statement if WSLIC terminates its guarantee to Integrity policyholders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee. These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Integrity represents that the aggregate charges under the variable annuity contract described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

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Integrity VAROOM	April 2020

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this April 24, 2020.

SEPARATE ACCOUNT I OF
INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

Integrity VAROOM	April 2020

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this April 24, 2020.

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 24, 2020

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 24, 2020

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 24, 2020

DIRECTORS:

/s/ John F. Barrett	/s/ Jonathan D. Niemeyer
John F. Barrett	Jonathan D. Niemeyer
April 24, 2020	April 24, 2020
/s/ Edward J. Babbitt	/s/ Donald J. Wuebbling
Edward J. Babbitt	Donald J. Wuebbling
April 24, 2020	April 24, 2020
/s/ Jill T. McGruder
Jill T. McGruder
April 24, 2020

Integrity VAROOM	April 2020

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this April 24, 2020.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 24, 2020

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 24, 2020

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 24, 2020

DIRECTORS:

/s/ John F. Barrett	/s/ Wade M. Fugate
John F. Barrett	Wade M. Fugate, Attorney-in-Fact for Jo Ann Davidson
April 24, 2020
April 24, 2020

/s/ Wade M. Fugate	/s/ Wade M. Fugate
Wade M. Fugate, Attorney-in-Fact for James N. Clark	Wade M. Fugate, Attorney-in-Fact for Robert B. Truitt
April 24, 2020	April 24, 2020

/s/ Wade M. Fugate
Wade M. Fugate, Attorney-in-Fact for Thomas L. Williams
April 24, 2020